Schedule of Investments (unaudited)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

American Express Credit Account Master Trust
3.75%, 08/15/27	$9,330	$9,079,361
4.95%, 10/15/27	15,000	15,032,175
Class A, 0.90%, 11/15/26	70,000	64,689,868
AmeriCredit Automobile Receivables Trust Series 2021-1, Class B, 0.68%, 10/19/26 (Call 02/18/24)	11,050	10,465,216
BA Credit Card Trust
Series 2020-A1, Class A1, 0.34%, 05/15/26	9,450	8,973,952
Series 2021-A1, Class A1, 0.44%, 09/15/26	23,870	22,402,367
BMW Vehicle Lease Trust1.23%, 05/27/25 (Call 05/25/24)	6,500	6,125,847
Capital One Multi-Asset Execution Trust
Class A2, 1.39%, 07/15/30	11,000	9,195,076
Series 2021-A1, Class A1, 0.55%, 07/15/26	20,000	18,591,842
CarMax Auto Owner Trust Series 2021-4, Class A3, 0.56%, 09/15/26	7,490	7,009,641
Carmax Auto Owner Trust 2021-1 Series 2021-1, Class A3, 0.34%, 12/15/25 (Call 06/15/24)	5,894	5,679,030
Discover Card Execution Note Trust
3.56%, 07/15/27	18,000	17,438,959
Series 2022-A1, Class A1, 1.96%, 02/15/27	6,900	6,476,063
Exeter Automobile Receivables Trust Series 2021-2, Class D, 1.40%, 04/15/27 (Call 09/15/24)	3,261	2,966,609
GM Financial Consumer Automobile Receivables Trust
1.26%, 11/16/26 (Call 03/16/25)	14,000	13,207,620
1.51%, 04/17/28 (Call 09/16/25)	2,940	2,681,939
Santander Drive Auto Receivables Trust Series 2021-3, Class C, 0.95%, 09/15/27	13,720	13,205,678
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	28,690	26,751,453
Volkswagen Auto Lease Trust 2020-A Series 2020-A, Class A3, 0.39%, 01/22/24 (Call 04/20/23)	917	910,220

Total Asset-Backed Securities — 0.3%
(Cost: $278,000,011)		260,882,916

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.0%
Bank
Series 2018-BN15, Class A4, 4.41%, 11/15/61 (Call 11/15/28)(a)	5,000	4,800,582
Series 2019-BN21, Class A5, 2.85%, 10/17/52 (Call 10/15/29)	15,310	13,203,038
Series 2020, Class A5, 2.65%, 01/15/63 (Call 02/15/30)	6,500	5,529,764
Series 2020-BN27, Class A5, 2.14%, 04/15/63	23,610	19,197,544
Series 2020-BN29, Class A4, 2.00%, 11/15/53 (Call 12/15/30)	5,760	4,543,480
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class ASB, 3.37%, 02/15/50 (Call 02/15/27)	1,985	1,898,802
Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5, 2.92%, 08/15/52 (Call 08/15/29)	8,750	7,642,449
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/50	18,450	17,250,582
Series 2020-C6, Class A4, 2.64%, 02/15/53	10,000	8,513,455
Series 2020-C7, Class A5, 2.04%, 04/15/53	16,670	13,588,031
Series 2021-C11, Class A5, 2.32%, 09/15/54	1,965	1,582,046
Series 2022-C15, Class A5, 3.66%, 04/15/55 (Call 04/15/32)(a)	3,745	3,350,307
BBCMS Mortgage Trust 2022-C18, 5.71%, 12/15/55	3,160	3,307,001
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	$18,590	$15,324,119
Benchmark Mortgage Trust
Series 2018-B2, Class A5, 3.88%, 02/15/51(a)	10,616	9,982,805
Series 2018-B3, Class A5, 4.03%, 04/10/51	7,000	6,626,367
Series 2018-B5, Class A4, 4.21%, 07/15/51 (Call 08/15/28)	6,150	5,851,078
Series 2018-B7, Class A4, 4.51%, 05/15/53(a)	10,093	9,741,099
Series 2018-B8, Class A5, 4.23%, 01/15/52 (Call 12/15/28)	17,000	16,167,132
Series 2019-B11, Class A4, 3.28%, 05/15/52	20,650	18,581,112
Series 2019-B11, Class A5, 3.54%, 05/15/52 (Call 06/15/29)	20,000	18,228,558
Series 2020-B19, Class B, 2.35%, 09/15/53	2,700	1,957,839
Series 2020-B21, Class A4, 1.70%, 12/17/53	7,000	5,539,937
Series 2020-B21, Class A5, 1.98%, 12/17/53	8,616	6,858,666
Series 2020-B23, Class A5, 2.07%, 02/15/54	25,000	19,934,768
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class AAB, 3.37%, 10/10/47 (Call 10/10/24)	3,781	3,695,074
Series 2014-GC25, Class AS, 4.02%, 10/10/47	5,209	4,955,984
Series 2015-GC27, Class AAB, 2.94%, 02/10/48 (Call 01/10/25)	4,372	4,253,843
Series 2016-GC37, Class A4, 3.31%, 04/10/49 (Call 03/10/26)	17,730	16,565,271
Series 2016-P5, Class A4, 2.94%, 10/10/49 (Call 10/10/26)	11,400	10,414,730
Series 2017-P7, Class A4, 3.71%, 04/14/50	13,900	12,981,993
Series 2018-B2, Class A4, 4.01%, 03/10/51	20,020	18,818,592
COMM Mortgage Trust
Series 2014-CR20, Class A3, 3.33%, 11/10/47 (Call 01/10/29)	5,784	5,527,644
Series 2014-UBS2, Class A4, 3.69%, 03/10/47	4,159	4,056,025
Series 2014-UBS3, Class A4, 3.82%, 06/10/47 (Call 06/10/24)	12,887	12,511,463
Series 2015-CR24, Class A5, 3.70%, 08/10/48 (Call 06/10/26)	16,990	16,152,357
Series 2015-LC23, Class A2, 3.22%, 10/10/48	3,359	3,199,424
Series 2015-PC1, Class A5, 3.90%, 07/10/50 (Call 06/10/25)	9,650	9,249,292
Series 2016-CR28, Class A4, 3.76%, 02/10/49 (Call 01/10/26)	8,000	7,587,429
Series 2016-DC2, Class A5, 3.77%, 02/10/49	4,000	3,791,503
Commission Mortgage Trust
Series 2014-CR16, Class A4, 4.05%, 04/10/47	2,800	2,722,558
Series 2014-CR18, Class AM, 4.10%, 07/15/47 (Call 07/15/24)	10,000	9,582,172
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	9,700	9,458,409
Series 2014-UBS4, Class A5, 3.69%, 08/10/47 (Call 07/10/29)	12,920	12,483,828
Series 2015-CR22, Class A5, 3.31%, 03/10/48 (Call 03/10/25)	3,000	2,846,030
Series 2015-DC1, Class A5, 3.35%, 02/10/48 (Call 02/10/25)	2,750	2,615,819
Series 2015-DC1, Class C, 4.44%, 02/10/48 (Call 02/10/25)(a)	3,000	2,750,438
Series 2015-LC21, Class A4, 3.71%, 07/10/48 (Call 01/10/26)	15,500	14,768,871

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57 (Call 05/15/25)	$10,000	$9,497,802
Series 2015-C4, Class A4, 3.81%, 11/15/48 (Call 11/15/25)	17,519	16,658,295
Series 2016-C7, Class A5, 3.50%, 11/15/49 (Call 11/15/26)	5,200	4,820,172
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a).	27,000	25,100,381
Series 2019-C18, Class A4, 2.97%, 12/15/52 (Call 12/15/29)	10,000	8,532,849
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	1,000	910,936
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51 (Call 07/10/28)(a)	3,000	2,834,707
GS Mortgage Securities Trust
Series 2013-GC16, Class A4, 4.27%, 11/10/46	10,000	9,843,057
Series 2014-GC24, Class A4, 3.67%, 09/10/47	19,398	18,795,278
Series 2014-GC24, Class A5, 3.93%, 09/10/47	6,000	5,787,228
Series 2015-GS1, Class A3, 3.73%, 11/10/48	10,000	9,473,968
Series 2017-GS7, Class A3, 3.17%, 08/10/50	13,000	11,853,496
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	3,000	2,818,711
Series 2019-GC38, Class A4, 3.97%, 02/10/52	2,500	2,326,122
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 03/15/26)	7,000	6,761,031
Series 2014-C23, Class A5, 3.93%, 09/15/47	9,660	9,319,370
Series 2014-C24, Class A5, 3.64%, 11/15/47 (Call 10/15/25)	16,995	16,290,344
Series 2014-C25, Class B, 4.35%, 11/15/47(a)	3,800	3,574,397
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47	9,000	8,738,080
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class AS, 4.21%, 07/15/46(a).	8,166	7,827,630
Series 2015-C22, Class A4, 3.31%, 04/15/48 (Call 04/15/25)	5,000	4,727,943
Series 2015-C23, Class A4, 3.72%, 07/15/50	1,850	1,761,495
Series 2015-C24, Class A4, 3.73%, 05/15/48 (Call 08/15/25)	7,275	6,922,058
Series 2015-C27, Class A4, 3.75%, 12/15/47	17,025	16,163,096
Series 2016-C28, Class A4, 3.54%, 01/15/49 (Call 02/15/28)	16,420	15,446,622
Series 2016-C28, Class AS, 3.95%, 01/15/49	2,000	1,818,094
Series 2016-C32, Class A3, 3.46%, 12/15/49 (Call 01/15/27)	9,522	8,830,981
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48 (Call 12/15/25)	3,500	3,308,305
Series 2017-H1, Class A5, 3.53%, 06/15/50	12,000	11,082,048
Series 2018, Class A3, 4.14%, 10/15/51	21,700	20,453,541
Series 2018-H3, Class A4, 3.91%, 07/15/51	700	654,859
Series 2019-H6, Class A4, 3.42%, 06/15/52	7,660	6,807,845
Series 2019-L3, Class AS, 3.49%, 11/15/52	720	615,370
Series 2020-L4, Class A3, 2.70%, 02/15/53	20,000	16,943,659
Series 2021-L7, Class A5, 2.57%, 10/15/54	10,430	8,457,399
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51	18,150	16,996,630
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.53%, 05/10/63	3	3,535
Wells Fargo Commercial Mortgage Trust Class A4, 2.34%, 08/15/54	4,600	3,685,538
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-LC16, Class A5, 3.82%, 08/15/50 (Call 07/15/24)	$15,200	$14,748,454
Series 2014-LC18, Class ASB, 3.24%, 12/15/47 (Call 01/15/25)	6,825	6,630,711
Series 2015-C27, Class A5, 3.45%, 02/15/48	8,500	8,066,396
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	5,000	4,746,920
Series 2015-SG1, Class A4, 3.79%, 09/15/48	10,856	10,336,338
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 04/15/30)	6,480	5,380,965
Series 2020-C58, Class A4, 2.10%, 07/15/53	17,680	14,068,282
Series 2021-C59, Class A5, 2.63%, 04/15/54	5,200	4,284,210
		824,894,458
Total Collaterized Mortgage Obligations — 1.0%
(Cost: $929,817,551)		824,894,458

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	1,888	1,493,880
3.38%, 03/01/41 (Call 09/01/40)	2,006	1,420,128
4.65%, 10/01/28 (Call 07/01/28)	1,321	1,264,778
4.75%, 03/30/30 (Call 12/30/29)	2,348	2,221,373
5.40%, 10/01/48 (Call 04/01/48)	1,520	1,400,695
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	2,597	2,163,327
2.60%, 08/01/31 (Call 05/01/31)	2,639	2,189,895
4.20%, 06/01/30 (Call 03/01/30)	1,906	1,785,655
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	6,070	5,845,410
3.65%, 11/01/24 (Call 08/01/24)	2,020	1,972,025
WPP Finance 2010, 3.75%, 09/19/24	2,681	2,590,811
		24,347,977
Aerospace & Defense — 0.4%
Boeing Co. (The)
1.43%, 02/04/24 (Call 12/12/22)	6,205	5,920,315
1.95%, 02/01/24	403	387,364
2.20%, 02/04/26 (Call 02/04/23)	8,425	7,649,563
2.25%, 06/15/26 (Call 03/15/26)	4,084	3,688,628
2.60%, 10/30/25 (Call 07/30/25)(b)	3,088	2,875,576
2.70%, 02/01/27 (Call 12/01/26)	6,800	6,150,328
2.75%, 02/01/26 (Call 01/01/26)	565	524,450
2.80%, 03/01/24 (Call 02/01/24)	2,342	2,271,482
2.80%, 03/01/27 (Call 12/01/26)	2,950	2,679,131
2.85%, 10/30/24 (Call 07/30/24)(b)	1,616	1,552,023
2.95%, 02/01/30 (Call 11/01/29)	5,629	4,783,862
3.10%, 05/01/26 (Call 03/01/26)	4,861	4,551,695
3.20%, 03/01/29 (Call 12/01/28)	3,561	3,142,048
3.25%, 02/01/28 (Call 12/01/27)	635	580,993
3.25%, 03/01/28 (Call 12/01/27)	2,889	2,579,906
3.25%, 02/01/35 (Call 11/01/34)	2,564	1,957,281
3.38%, 06/15/46 (Call 12/15/45)(b)	1,248	827,986
3.45%, 11/01/28 (Call 08/01/28)	2,473	2,221,001
3.50%, 03/01/39 (Call 09/01/38)(b)	2,009	1,457,871
3.55%, 03/01/38 (Call 09/01/37)	1,688	1,246,774
3.60%, 05/01/34 (Call 02/01/34)	2,831	2,278,700
3.63%, 02/01/31 (Call 11/01/30)	562	495,628
3.63%, 03/01/48 (Call 09/01/47)	1,940	1,305,523

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
3.65%, 03/01/47 (Call 09/01/46)	$1,316	$893,511
3.75%, 02/01/50 (Call 08/01/49)	4,718	3,326,945
3.83%, 03/01/59 (Call 09/01/58)	1,546	1,011,270
3.85%, 11/01/48 (Call 05/01/48)	1,764	1,231,219
3.90%, 05/01/49 (Call 11/01/48)	3,156	2,244,105
3.95%, 08/01/59 (Call 02/01/59)	3,803	2,635,061
4.88%, 05/01/25 (Call 04/01/25)	11,652	11,543,403
5.04%, 05/01/27 (Call 03/01/27)	6,969	6,905,164
5.15%, 05/01/30 (Call 02/01/30)	12,363	12,061,466
5.71%, 05/01/40 (Call 11/01/39)	7,107	6,785,621
5.81%, 05/01/50 (Call 11/01/49)	17,323	16,339,400
5.88%, 02/15/40	1,858	1,779,016
5.93%, 05/01/60 (Call 11/01/59)	10,557	9,765,119
6.13%, 02/15/33	1,488	1,516,049
6.63%, 02/15/38	1,564	1,615,862
6.88%, 03/15/39	2,096	2,221,257
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	2,465	2,200,925
2.13%, 08/15/26 (Call 05/15/26)	4,058	3,736,160
2.25%, 06/01/31 (Call 03/01/31)	1,400	1,190,602
2.38%, 11/15/24 (Call 09/15/24)	866	828,390
2.63%, 11/15/27 (Call 08/15/27)	2,409	2,205,656
2.85%, 06/01/41 (Call 12/01/40)	2,715	2,065,816
3.25%, 04/01/25 (Call 03/01/25)	3,099	3,011,887
3.50%, 05/15/25 (Call 03/15/25)	2,567	2,512,888
3.50%, 04/01/27 (Call 02/01/27)	877	843,858
3.60%, 11/15/42 (Call 05/15/42)(b)	753	631,293
3.63%, 04/01/30 (Call 01/01/30)	4,042	3,821,105
3.75%, 05/15/28 (Call 02/15/28)	3,823	3,673,291
4.25%, 04/01/40 (Call 10/01/39)	1,869	1,739,422
4.25%, 04/01/50 (Call 10/01/49)	2,855	2,602,732
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	2,705	2,108,358
2.90%, 12/15/29 (Call 09/15/29)	1,956	1,684,390
3.83%, 04/27/25 (Call 01/27/25)	2,466	2,412,241
3.85%, 12/15/26 (Call 09/15/26)	3,164	3,043,104
3.95%, 05/28/24 (Call 02/28/24)	1,430	1,406,562
4.40%, 06/15/28 (Call 03/15/28)	6,252	6,054,509
4.85%, 04/27/35 (Call 10/27/34)	1,696	1,608,198
5.05%, 04/27/45 (Call 10/27/44)	1,050	959,406
6.15%, 12/15/40	1,580	1,653,707
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	1,600	1,323,248
2.80%, 06/15/50 (Call 12/15/49)	3,635	2,541,956
3.55%, 01/15/26 (Call 10/15/25)(b)	3,438	3,360,783
3.60%, 03/01/35 (Call 09/01/34)	1,908	1,714,147
3.80%, 03/01/45 (Call 09/01/44)	4,095	3,437,671
3.90%, 06/15/32 (Call 03/15/32)(b)	1,975	1,881,405
4.07%, 12/15/42	2,038	1,796,334
4.09%, 09/15/52 (Call 03/15/52)	5,691	4,914,975
4.15%, 06/15/53 (Call 12/15/52)	4,035	3,536,637
4.30%, 06/15/62 (Call 12/15/61)	3,165	2,747,536
4.50%, 05/15/36 (Call 11/15/35)	1,875	1,807,669
4.70%, 05/15/46 (Call 11/15/45)	4,009	3,828,354
4.95%, 10/15/25	390	394,789
5.10%, 11/15/27	3,180	3,271,298
5.25%, 01/15/33	2,720	2,835,219
5.70%, 11/15/54 (Call 05/15/54)	1,520	1,651,890
5.72%, 06/01/40	697	744,584
5.90%, 11/15/63 (Call 05/15/63)	1,240	1,371,614
Security	Par (000)	Value

Aerospace & Defense (continued)
Series B, 6.15%, 09/01/36	$1,900	$2,102,312
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	5,779	5,557,318
3.20%, 02/01/27 (Call 11/01/26)	2,566	2,417,531
3.25%, 01/15/28 (Call 10/15/27)	7,703	7,158,783
3.85%, 04/15/45 (Call 10/15/44)	1,694	1,393,857
4.03%, 10/15/47 (Call 04/15/47)	7,841	6,662,655
4.40%, 05/01/30 (Call 02/01/30)	747	732,239
4.75%, 06/01/43	3,254	3,072,492
5.05%, 11/15/40	1,188	1,156,815
5.15%, 05/01/40 (Call 11/01/39)	1,960	1,946,064
5.25%, 05/01/50 (Call 11/01/49)	3,313	3,363,689
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	3,271	2,607,249
2.25%, 07/01/30 (Call 04/01/30)	3,905	3,286,448
2.38%, 03/15/32 (Call 12/15/31)	3,777	3,097,782
2.65%, 11/01/26 (Call 08/01/26)	525	487,116
2.82%, 09/01/51 (Call 03/01/51)	2,429	1,655,752
3.03%, 03/15/52 (Call 09/15/51)	4,985	3,507,745
3.13%, 05/04/27 (Call 02/04/27)	4,598	4,314,349
3.13%, 07/01/50 (Call 01/01/50)	3,795	2,736,499
3.20%, 03/15/24 (Call 01/15/24)	3,965	3,889,031
3.50%, 03/15/27 (Call 12/15/26)	4,695	4,489,265
3.70%, 12/15/23 (Call 09/15/23)	1,593	1,577,803
3.75%, 11/01/46 (Call 05/01/46)	4,504	3,584,418
3.95%, 08/16/25 (Call 06/16/25)	6,196	6,085,525
4.05%, 05/04/47 (Call 11/04/46)	2,863	2,396,961
4.13%, 11/16/28 (Call 08/16/28)	7,959	7,710,998
4.15%, 05/15/45 (Call 11/16/44)	3,045	2,609,900
4.35%, 04/15/47 (Call 10/15/46)	3,488	3,062,534
4.45%, 11/16/38 (Call 05/16/38)	3,270	3,012,324
4.50%, 06/01/42	11,997	11,086,668
4.63%, 11/16/48 (Call 05/16/48)	6,233	5,729,810
4.70%, 12/15/41	2,235	2,064,782
4.80%, 12/15/43 (Call 06/15/43)	2,002	1,879,157
4.88%, 10/15/40	959	912,632
5.40%, 05/01/35	55	55,694
6.05%, 06/01/36	115	123,787
6.13%, 07/15/38	375	406,950
7.20%, 08/15/27	1,888	2,095,453
7.50%, 09/15/29	205	234,869
		358,422,461
Agriculture — 0.3%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	3,745	3,522,697
2.45%, 02/04/32 (Call 11/04/31)	6,170	4,688,213
2.63%, 09/16/26 (Call 06/16/26)(b)	3,345	3,075,995
3.40%, 05/06/30 (Call 02/06/30)	2,674	2,305,737
3.40%, 02/04/41 (Call 08/04/40)	5,117	3,471,168
3.70%, 02/04/51 (Call 08/04/50)	4,707	3,061,197
3.80%, 02/14/24 (Call 01/14/24)	345	339,497
3.88%, 09/16/46 (Call 03/16/46)	4,197	2,862,606
4.00%, 01/31/24	210	207,579
4.00%, 02/04/61 (Call 08/04/60)	3,250	2,173,990
4.25%, 08/09/42	4,016	3,013,767
4.40%, 02/14/26 (Call 12/14/25)(b)	3,871	3,808,367
4.45%, 05/06/50 (Call 11/06/49)	2,483	1,782,024
4.50%, 05/02/43	2,883	2,195,059
4.80%, 02/14/29 (Call 11/14/28)(b)	3,424	3,293,100
5.38%, 01/31/44(b)	6,337	5,527,638

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
5.80%, 02/14/39 (Call 08/14/38)(b)	$6,902	$6,419,757
5.95%, 02/14/49 (Call 08/14/48)	6,192	5,516,081
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	5,875	5,469,390
2.70%, 09/15/51 (Call 03/15/51)	1,035	710,662
2.90%, 03/01/32 (Call 12/01/31)	1,765	1,535,656
3.25%, 03/27/30 (Call 12/27/29)	2,816	2,570,248
3.75%, 09/15/47 (Call 03/15/47)(b)	1,529	1,271,578
4.02%, 04/16/43	842	731,378
4.50%, 03/15/49 (Call 09/15/48)	3,564	3,325,568
4.54%, 03/26/42	1,252	1,165,537
5.38%, 09/15/35	616	641,016
5.94%, 10/01/32	547	597,373
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	1,995	1,673,486
2.73%, 03/25/31 (Call 12/25/30)	4,103	3,240,508
2.79%, 09/06/24 (Call 08/06/24)	4,048	3,871,993
3.22%, 08/15/24 (Call 06/15/24)	8,572	8,267,608
3.22%, 09/06/26 (Call 07/06/26)	6,363	5,907,536
3.46%, 09/06/29 (Call 06/06/29)	2,397	2,062,618
3.56%, 08/15/27 (Call 05/15/27)	10,557	9,630,940
3.73%, 09/25/40 (Call 03/25/40)	1,803	1,270,123
3.98%, 09/25/50 (Call 03/25/50)	2,371	1,609,387
4.39%, 08/15/37 (Call 02/15/37)	8,954	7,071,332
4.54%, 08/15/47 (Call 02/15/47)	9,166	6,651,491
4.70%, 04/02/27 (Call 02/02/27)	2,814	2,718,437
4.74%, 03/16/32 (Call 12/16/31)	3,295	2,967,049
4.76%, 09/06/49 (Call 03/06/49)	3,773	2,829,109
4.91%, 04/02/30 (Call 01/02/30)	3,688	3,421,579
5.28%, 04/02/50 (Call 10/02/49)	1,727	1,392,394
5.65%, 03/16/52 (Call 09/16/51)(b)	2,340	1,969,952
7.75%, 10/19/32 (Call 07/19/32)	1,910	2,102,089
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	3,003	2,662,700
4.45%, 03/16/28 (Call 02/16/28)	3,480	3,243,221
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	2,805	2,565,004
2.75%, 05/14/31 (Call 02/14/31)	4,175	3,467,296
3.25%, 08/15/26 (Call 05/15/26)	3,223	3,021,176
3.75%, 09/25/27 (Call 06/25/27)	2,896	2,720,329
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	2,259	1,989,049
1.50%, 05/01/25 (Call 04/01/25)	3,316	3,068,394
1.75%, 11/01/30 (Call 08/01/30)	1,868	1,463,989
2.10%, 05/01/30 (Call 02/01/30)	2,093	1,699,035
2.75%, 02/25/26 (Call 11/25/25)	4,295	4,042,583
2.88%, 05/01/24 (Call 04/01/24)	4,263	4,140,822
3.13%, 08/17/27 (Call 05/17/27)(b)	2,415	2,239,599
3.13%, 03/02/28 (Call 12/02/27)(b)	2,476	2,248,381
3.25%, 11/10/24	3,637	3,514,870
3.38%, 08/11/25 (Call 05/11/25)	2,643	2,537,227
3.38%, 08/15/29 (Call 05/15/29)	2,126	1,912,613
3.88%, 08/21/42	3,711	2,812,010
4.13%, 03/04/43	1,844	1,451,376
4.25%, 11/10/44	1,909	1,513,360
4.38%, 11/15/41	3,197	2,623,490
4.50%, 03/20/42	4,815	3,994,428
4.88%, 11/15/43	3,470	3,011,856
5.00%, 11/17/25	3,620	3,605,448
5.13%, 11/15/24	3,620	3,622,136
Security	Par (000)	Value

Agriculture (continued)
5.13%, 11/17/27	$4,110	$4,119,330
5.63%, 11/17/29 (Call 09/17/29)	2,780	2,826,593
5.75%, 11/17/32	1,190	1,225,688
6.38%, 05/16/38	3,988	4,142,854
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	8,840	8,696,350
5.70%, 08/15/35 (Call 02/15/35)	2,621	2,419,681
5.85%, 08/15/45 (Call 02/15/45)	6,553	5,718,541
6.15%, 09/15/43	2,206	1,979,311
7.25%, 06/15/37	1,745	1,808,989
		246,048,238
Airlines — 0.1%
American Airlines 2015-2 Class AA Pass Through Trust, Series 2015-2, Class AA, 3.60%, 03/22/29	1,516	1,361,632
American Airlines 2016-1 Class AA Pass Through Trust, Series 2016-1, Class AA, 3.58%, 07/15/29	1,293	1,157,052
American Airlines 2016-2 Class AA Pass Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29(b)	1,440	1,256,219
American Airlines 2016-3 Class AA Pass Through Trust, Series 2016-3, Class AA, 3.00%, 04/15/30	690	595,671
American Airlines 2017-1 Class AA Pass Through Trust, Series 2017-1, Class AA, 3.65%, 08/15/30	1,997	1,778,786
American Airlines 2017-2 Class AA Pass Through Trust, Series 2017-2, Class AA, 3.35%, 04/15/31	1,375	1,200,682
American Airlines 2019-1 Class AA Pass Through Trust, Series 2019-1, Class AA, 3.15%, 08/15/33(b)	1,628	1,355,891
American Airlines 2021-1 Class A Pass Through Trust, Series A, Class A, 2.88%, 01/11/36	4,270	3,404,471
Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	1,517	1,441,208
Delta Air Lines Pass Through Trust
Series 2019-1, Class AA, 3.20%, 10/25/25	510	490,141
Series 2020, Class AA, 2.00%, 12/10/29(b)	5,533	4,758,882
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34(b)	2,188	1,938,391
Series 2019-1, Class AA, 2.75%, 11/15/33(b).	1,484	1,235,541
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	1,318	1,099,963
3.00%, 11/15/26 (Call 08/15/26)	1,690	1,560,850
3.45%, 11/16/27 (Call 08/16/27)	1,683	1,558,391
5.13%, 06/15/27 (Call 04/15/27)	7,172	7,234,181
5.25%, 05/04/25 (Call 04/04/25)	5,799	5,833,562
United Airlines Pass Through Trust
Series 2012-1 A, Class A, 4.15%, 10/11/25(b)	1,504	1,443,192
Series 2013-1, Class A, 4.30%, 02/15/27	1,327	1,229,208
Series 2014-1, Class A, 4.00%, 10/11/27	4,136	3,808,851
Series 2014-2, Class A, 3.75%, 03/03/28	3,211	2,928,877
Series 2016-1, Class AA, 3.10%, 01/07/30	2,766	2,445,788
Series 2016-2, Class AA, 2.88%, 04/07/30	2,211	1,862,004
Series 2018-1, Class AA, 3.50%, 09/01/31	3,216	2,706,905
Series 2019, Class AA, 4.15%, 02/25/33	406	362,686
Series 2019-2, Class AA, 2.70%, 11/01/33(b).	2,756	2,156,682
Series 2020-1, Class A, 5.88%, 04/15/29	4,203	4,120,580
Series 2020-1, Class B, 4.88%, 07/15/27	2,605	2,451,098
		64,777,385
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	1,868	1,738,230
2.40%, 03/27/25 (Call 02/27/25)	6,576	6,303,885
2.75%, 03/27/27 (Call 01/27/27)	6,623	6,227,806
2.85%, 03/27/30 (Call 12/27/29)	6,075	5,472,967

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
3.25%, 03/27/40 (Call 09/27/39)(b)	$2,285	$1,878,887
3.38%, 11/01/46 (Call 05/01/46)	4,295	3,452,106
3.38%, 03/27/50 (Call 09/27/49)(b)	3,517	2,816,414
3.63%, 05/01/43 (Call 11/01/42)	1,244	1,057,674
3.88%, 11/01/45 (Call 05/01/45)(b)	4,003	3,518,357
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	2,513	2,436,680
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	2,054	1,795,730
3.75%, 09/15/25 (Call 07/15/25)	3,750	3,667,575
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	1,633	1,264,301
4.13%, 07/15/27 (Call 04/15/27)(b)	476	442,785
4.25%, 04/01/25 (Call 01/01/25)	90	88,090
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	4,199	3,946,136
2.80%, 04/23/27 (Call 02/23/27)(b)	3,314	3,022,269
2.95%, 04/23/30 (Call 01/23/30)	3,214	2,700,178
		51,830,070
Auto Manufacturers — 0.4%
American Honda Finance Corp.
0.55%, 07/12/24	442	412,514
0.75%, 08/09/24	1,280	1,197,158
1.00%, 09/10/25	644	583,264
1.20%, 07/08/25	765	700,059
1.30%, 09/09/26	2,440	2,165,964
1.50%, 01/13/25	3,385	3,174,351
1.80%, 01/13/31	982	788,153
2.00%, 03/24/28	1,645	1,428,271
2.15%, 09/10/24	2,718	2,595,554
2.25%, 01/12/29	3,295	2,855,941
2.30%, 09/09/26	2,781	2,544,587
2.35%, 01/08/27(b)	1,826	1,665,403
2.40%, 06/27/24	3,785	3,643,668
2.90%, 02/16/24	3,483	3,399,582
3.50%, 02/15/28	3,291	3,093,375
3.55%, 01/12/24	4,360	4,300,094
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	2,245	2,027,460
1.50%, 09/01/30 (Call 06/01/30)(b)	1,694	1,355,590
2.60%, 09/01/50 (Call 03/01/50)(b)	3,870	2,490,268
4.88%, 10/01/43 (Call 04/01/43)	1,346	1,288,378
General Motors Co.
4.00%, 04/01/25	2,399	2,342,288
4.20%, 10/01/27 (Call 07/01/27)(b)	2,873	2,736,877
5.00%, 10/01/28 (Call 07/01/28)	3,220	3,098,928
5.00%, 04/01/35	2,623	2,323,637
5.15%, 04/01/38 (Call 10/01/37)	3,395	3,001,553
5.20%, 04/01/45	4,477	3,775,096
5.40%, 10/15/29 (Call 08/15/29)	2,170	2,097,544
5.40%, 04/01/48 (Call 10/01/47)	3,274	2,844,288
5.60%, 10/15/32 (Call 07/15/32)	4,130	3,969,384
5.95%, 04/01/49 (Call 10/01/48)(b)	3,972	3,691,497
6.13%, 10/01/25 (Call 09/01/25)	7,586	7,690,687
6.25%, 10/02/43	2,175	2,097,853
6.60%, 04/01/36 (Call 10/01/35)	4,305	4,364,796
6.75%, 04/01/46 (Call 10/01/45)	3,102	3,093,221
6.80%, 10/01/27 (Call 08/01/27)	3,651	3,834,937
General Motors Financial Co. Inc.
1.05%, 03/08/24	3,004	2,843,857
1.20%, 10/15/24	3,545	3,274,800
Security	Par (000)	Value

Auto Manufacturers (continued)
1.25%, 01/08/26 (Call 12/08/25)	$1,895	$1,663,469
1.50%, 06/10/26 (Call 05/10/26)	5,060	4,392,586
2.35%, 02/26/27 (Call 01/26/27)	4,045	3,562,512
2.35%, 01/08/31 (Call 10/08/30)	1,245	963,792
2.40%, 04/10/28 (Call 02/10/28)	3,210	2,717,747
2.40%, 10/15/28 (Call 08/15/28)	4,080	3,403,536
2.70%, 08/20/27 (Call 06/20/27)	1,079	950,826
2.70%, 06/10/31 (Call 03/10/31)	4,270	3,359,081
2.75%, 06/20/25 (Call 05/20/25)	5,454	5,128,996
2.90%, 02/26/25 (Call 01/26/25)	5,906	5,579,989
3.10%, 01/12/32 (Call 10/12/31)	2,255	1,813,922
3.50%, 11/07/24 (Call 09/07/24)	4,850	4,681,802
3.60%, 06/21/30 (Call 03/21/30)	1,976	1,695,586
3.80%, 04/07/25	125	120,800
3.85%, 01/05/28 (Call 10/05/27)	2,329	2,130,383
3.95%, 04/13/24 (Call 02/13/24)	3,243	3,188,907
4.00%, 01/15/25 (Call 10/15/24)	2,735	2,658,994
4.00%, 10/06/26 (Call 07/06/26)	3,796	3,567,898
4.30%, 07/13/25 (Call 04/13/25)	2,948	2,860,326
4.30%, 04/06/29 (Call 02/06/29)	450	410,643
4.35%, 04/09/25 (Call 02/09/25)	2,492	2,441,836
4.35%, 01/17/27 (Call 10/17/26)	4,814	4,620,333
5.00%, 04/09/27 (Call 03/09/27)	4,755	4,649,915
5.10%, 01/17/24 (Call 12/17/23)	6,740	6,706,030
5.25%, 03/01/26 (Call 12/01/25)	4,885	4,835,906
5.65%, 01/17/29 (Call 10/17/28)	2,699	2,666,450
6.05%, 10/10/25	2,965	2,994,324
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	180	170,852
2.53%, 03/10/27 (Call 02/10/27)	880	809,512
2.97%, 03/10/32 (Call 12/10/31)	3,620	3,155,590
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	5,829	7,236,878
PACCAR Financial Corp.
0.35%, 02/02/24	560	532,235
0.50%, 08/09/24	619	576,345
0.90%, 11/08/24(b)	195	181,514
1.10%, 05/11/26	2,204	1,976,503
1.80%, 02/06/25(b)	986	930,794
2.00%, 02/04/27(b)	1,200	1,088,184
2.15%, 08/15/24	1,688	1,612,918
2.85%, 04/07/25	25	24,040
3.15%, 06/13/24(b)	910	890,226
3.55%, 08/11/25	1,703	1,662,400
4.95%, 10/03/25	1,550	1,564,136
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	4,675	4,430,124
1.34%, 03/25/26 (Call 02/25/26)	2,980	2,691,447
2.36%, 07/02/24	2,607	2,514,973
2.36%, 03/25/31 (Call 12/25/30)(b)	1,295	1,098,613
2.76%, 07/02/29	1,098	981,305
3.67%, 07/20/28(b)	1,790	1,714,874
Toyota Motor Credit Corp.
0.45%, 01/11/24	270	257,515
0.50%, 06/18/24	5,900	5,524,937
0.63%, 09/13/24	3,715	3,459,371
0.80%, 10/16/25	765	687,528
0.80%, 01/09/26	390	348,485
1.13%, 06/18/26(b)	8,164	7,261,225
1.15%, 08/13/27(b)	1,978	1,694,216

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
1.45%, 01/13/25	$2,680	$2,515,421
1.65%, 01/10/31(b)	1,306	1,042,162
1.80%, 02/13/25(b)	2,903	2,735,758
1.90%, 01/13/27	2,200	1,976,326
1.90%, 04/06/28	2,999	2,624,215
1.90%, 09/12/31	4,200	3,356,472
2.00%, 10/07/24(b)	1,983	1,887,459
2.15%, 02/13/30	3,825	3,255,764
2.40%, 01/13/32	200	166,214
2.50%, 03/22/24	50	48,600
2.90%, 04/17/24	1,972	1,921,990
3.00%, 04/01/25	5,808	5,597,460
3.05%, 03/22/27	5,460	5,134,802
3.05%, 01/11/28	2,200	2,060,014
3.20%, 01/11/27	4,627	4,379,826
3.35%, 01/08/24	3,074	3,027,859
3.38%, 04/01/30	1,774	1,627,361
3.40%, 04/14/25	3,600	3,500,784
3.65%, 08/18/25	3,125	3,044,938
3.65%, 01/08/29	2,105	1,993,330
3.95%, 06/30/25	3,175	3,124,899
4.40%, 09/20/24	1,500	1,492,035
4.45%, 06/29/29	3,230	3,198,281
4.55%, 09/20/27	1,185	1,177,546
5.40%, 11/10/25	2,775	2,822,009
5.45%, 11/10/27	3,335	3,430,614
		304,776,345
Auto Parts & Equipment — 0.0%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)(b)	5,010	3,123,234
4.35%, 03/15/29 (Call 12/15/28)	1,000	931,550
4.40%, 10/01/46 (Call 04/01/46)	1,202	892,918
5.40%, 03/15/49 (Call 09/15/48)	1,367	1,191,764
Aptiv PLC/Aptiv Corp.
2.40%, 02/18/25 (Call 02/18/23)	800	752,360
3.25%, 03/01/32 (Call 12/01/31)(b)	3,245	2,733,588
4.15%, 05/01/52 (Call 11/01/51)	3,550	2,680,640
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	2,528	2,277,576
3.38%, 03/15/25 (Call 12/15/24)	594	572,955
4.38%, 03/15/45 (Call 09/15/44)(b)	2,010	1,574,433
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	1,725	1,326,042
3.50%, 05/30/30 (Call 02/28/30)	2,115	1,805,089
3.55%, 01/15/52 (Call 07/15/51)(b)	955	599,348
3.80%, 09/15/27 (Call 06/15/27)	1,684	1,580,670
4.25%, 05/15/29 (Call 02/15/29)	2,110	1,920,248
5.25%, 05/15/49 (Call 11/15/48)(b)	1,380	1,162,195
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	803	669,196
3.63%, 06/15/24 (Call 03/15/24)	4,500	4,404,105
4.15%, 10/01/25 (Call 07/01/25)	1,934	1,901,431
		32,099,342
Banks — 5.7%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	3,164	3,074,396
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	3,625	3,244,774
5.86%, 09/14/26 (Call 09/14/25)(a)	3,800	3,761,544
Security	Par (000)	Value

Banks (continued)
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(a)	$3,650	$3,106,697
1.85%, 03/25/26	4,701	4,151,077
2.71%, 06/27/24	7,655	7,357,527
2.75%, 05/28/25	7,929	7,449,058
2.75%, 12/03/30	1,718	1,290,407
2.96%, 03/25/31	3,265	2,579,448
3.23%, 11/22/32 (Call 11/22/31)(a).	3,930	2,900,065
3.31%, 06/27/29	4,524	3,958,274
3.49%, 05/28/30	4,055	3,406,119
3.50%, 03/24/25	200	192,324
3.80%, 02/23/28	2,321	2,112,853
3.89%, 05/24/24	4,475	4,374,849
4.18%, 03/24/28 (Call 03/24/27)(a)	3,400	3,138,948
4.25%, 04/11/27	5,210	4,911,675
4.38%, 04/12/28	2,906	2,678,576
5.15%, 08/18/25	600	593,406
5.18%, 11/19/25	6,083	5,949,417
5.29%, 08/18/27	3,800	3,686,152
Bank of America Corp.
0.98%, 04/22/25 (Call 04/22/24), (1 day SOFR + 0.690%)(a)	9,108	8,522,902
0.98%, 09/25/25 (Call 09/25/24), (1 day SOFR + 0.910%)(a)	2,808	2,575,161
1.20%, 10/24/26 (Call 10/24/25), (1 day SOFR + 1.010%)(a)	9,990	8,866,125
1.32%, 06/19/26 (Call 06/19/25), (1 day SOFR + 1.150%)(a)	9,168	8,263,852
1.53%, 12/06/25 (Call 12/06/24), (1 day SOFR + 0.650%)(a)	7,029	6,455,715
1.73%, 07/22/27 (Call 07/22/26), (1 day SOFR + 0.960%)(a)	18,298	16,034,171
1.84%, 02/04/25 (Call 02/04/24), (1 day SOFR + 0.670%)(a)	3,250	3,102,352
1.90%, 07/23/31 (Call 07/23/30), (1 day SOFR + 1.530%)(a)	3,455	2,693,587
1.92%, 10/24/31 (Call 10/24/30), (1 day SOFR + 1.370%)(a)	11,321	8,774,454
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(a)	4,619	4,280,381
2.09%, 06/14/29 (Call 06/14/28), (1 day SOFR + 1.060%)(a)	7,175	6,048,381
2.30%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.220%)(a)	7,935	6,217,152
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(a)	9,901	9,315,158
2.48%, 09/21/36 (Call 09/21/31)(a)	8,595	6,449,258
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(a)	13,290	10,946,840
2.55%, 02/04/28 (Call 02/04/27), (1 day SOFR + 1.050%)(a)	9,207	8,233,544
2.57%, 10/20/32 (Call 10/20/31), (1 day SOFR + 1.210%)(a)	9,865	7,856,486
2.59%, 04/29/31 (Call 04/29/30), (1 day SOFR + 2.150%)(a)	12,894	10,656,117
2.68%, 06/19/41 (Call 06/19/40), (1 day SOFR + 1.930%)(a)	15,377	10,715,462
2.69%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.320%)(a)	13,759	11,162,677

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.83%, 10/24/51 (Call 10/24/50), (1 day SOFR + 1.880%)(a)	$3,304	$2,115,386
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(a)	8,193	6,978,715
2.97%, 02/04/33 (Call 02/04/32), (1 day SOFR + 1.330%)(a)	13,945	11,426,951
2.97%, 07/21/52 (Call 07/21/51), (1 day SOFR + 1.560%)(a)	5,885	3,875,390
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(a)	5,454	5,203,280
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(a)	10,280	8,966,936
3.25%, 10/21/27 (Call 10/21/26)	10,960	10,122,875
3.31%, 04/22/42 (Call 04/22/41), (1 day SOFR + 1.580%)(a)	12,265	9,287,549
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(a)	4,864	4,649,595
3.38%, 04/02/26 (Call 04/02/25), (1 day SOFR + 1.330%)(a)	7,280	6,930,269
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(a)	17,787	16,223,167
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(a)	7,254	7,063,582
3.50%, 04/19/26	11,681	11,204,999
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(a)	8,262	7,797,841
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(a)	8,441	7,828,183
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(a)	8,684	8,092,967
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(a)	10,308	9,699,003
3.84%, 04/25/25 (Call 04/25/24), (1 day SOFR + 1.110%)(a)	6,280	6,128,212
3.85%, 03/08/37 (Call 03/08/32)(a)	1,020	859,829
3.88%, 08/01/25	2,073	2,044,890
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.19%)(a)	4,130	3,333,653
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(a)	9,170	8,514,803
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(a)	9,978	9,176,367
4.00%, 04/01/24	6,558	6,508,028
4.00%, 01/22/25	10,160	9,964,217
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.32%)(a)	4,069	3,461,905
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.15%)(a)	16,258	13,338,551
4.13%, 01/22/24	4,371	4,340,840
4.20%, 08/26/24	8,942	8,817,885
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(a)	6,564	5,727,024
4.25%, 10/22/26	8,965	8,784,893
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(a)	11,489	10,813,447
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(a)	9,791	8,331,358
4.38%, 04/27/28 (Call 04/27/27), (1 day SOFR + 1.580%)(a)	4,816	4,620,470
Security	Par (000)	Value

Banks (continued)
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(a)	$7,615	$6,603,043
4.45%, 03/03/26	7,398	7,290,729
4.57%, 04/27/33 (Call 04/27/32), (1 day SOFR + 1.830%)(a)	8,480	7,903,699
4.83%, 07/22/26 (Call 07/22/25)(a)(b)	10,240	10,104,013
4.88%, 04/01/44	1,698	1,545,299
4.95%, 07/22/28 (Call 07/22/27)(a)	9,315	9,133,357
5.00%, 01/21/44	6,290	5,926,375
5.02%, 07/22/33 (Call 07/22/32)(a)	14,445	13,956,181
5.88%, 02/07/42	5,822	6,068,562
6.11%, 01/29/37	8,152	8,474,819
6.20%, 11/10/28 (Call 11/10/27)(a)	4,495	4,647,515
6.22%, 09/15/26	2,379	2,495,000
7.75%, 05/14/38	6,104	7,355,137
Series L, 3.95%, 04/21/25	10,403	10,172,365
Series L, 4.18%, 11/25/27 (Call 11/25/26)	9,266	8,851,532
Series L, 4.75%, 04/21/45	2,512	2,177,979
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1 day SOFR + 0.910%)(a)	10,835	9,600,677
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1 day SOFR + 1.220%)(a)	9,510	7,723,261
Series N, 3.48%, 03/13/52 (Call 03/11/51), (1 day SOFR + 1.650%)(a)	4,635	3,412,102
Bank of America NA, 6.00%, 10/15/36	5,753	6,012,863
Bank of Montreal
0.45%, 12/08/23	316	302,333
0.63%, 07/09/24	2,761	2,576,593
0.95%, 01/22/27 (Call 01/22/26), (1 day SOFR + 0.603%)(a)	1,040	921,211
1.25%, 09/15/26	5,810	5,103,330
1.50%, 01/10/25	685	639,030
1.85%, 05/01/25	5,947	5,557,531
2.15%, 03/08/24	3,710	3,584,825
2.50%, 06/28/24	1,643	1,581,503
2.65%, 03/08/27	3,645	3,341,262
3.09%, 01/10/37 (Call 01/10/32)(a)	3,900	2,967,627
3.70%, 06/07/25	75	73,078
3.80%, 12/15/32 (Call 12/15/27)(a)	4,981	4,399,966
4.34%, 10/05/28 (Call 10/05/23)(a)	3,608	3,528,913
Series E, 3.30%, 02/05/24	8,480	8,328,717
Series H, 4.25%, 09/14/24	308	304,030
Series H, 4.70%, 09/14/27 (Call 08/14/27)	920	909,852
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	440	420,851
0.50%, 04/26/24 (Call 03/26/24)	3,091	2,912,835
0.75%, 01/28/26 (Call 12/28/25)	416	370,356
1.05%, 10/15/26 (Call 09/15/26)	1,786	1,560,821
1.60%, 04/24/25 (Call 03/24/25)	2,196	2,039,645
1.65%, 07/14/28 (Call 05/14/28)	2,360	2,002,130
1.65%, 01/28/31 (Call 10/28/30)	952	748,282
1.80%, 07/28/31 (Call 04/28/31)	2,000	1,569,560
2.05%, 01/26/27 (Call 12/26/26)	2,520	2,273,342
2.10%, 10/24/24	4,083	3,899,551
2.45%, 08/17/26 (Call 05/17/26)	2,981	2,762,970
2.50%, 01/26/32 (Call 10/26/31)	1,800	1,479,708
2.80%, 05/04/26 (Call 02/04/26)	3,627	3,425,411
3.00%, 10/30/28 (Call 07/30/28)	2,172	1,971,590
3.25%, 09/11/24 (Call 08/11/24)	2,597	2,529,790
3.25%, 05/16/27 (Call 02/16/27)	3,612	3,430,605

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.30%, 08/23/29 (Call 05/23/29)	$2,359	$2,127,063
3.35%, 04/25/25 (Call 03/25/25)	3,715	3,606,671
3.40%, 05/15/24 (Call 04/15/24)	3,092	3,034,303
3.40%, 01/29/28 (Call 10/29/27)	3,269	3,062,955
3.43%, 06/13/25 (Call 06/13/24)(a)	1,965	1,920,414
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)	3,236	3,045,820
3.85%, 04/28/28	3,185	3,069,448
3.85%, 04/26/29 (Call 02/26/29)	1,590	1,482,389
3.95%, 11/18/25 (Call 10/18/25)	2,444	2,405,629
3.99%, 06/13/28 (Call 06/13/27)(a)	2,292	2,202,841
4.29%, 06/13/33 (Call 06/13/32)(a)	1,857	1,741,792
4.41%, 07/24/26 (Call 07/24/25)(a)	1,853	1,826,391
4.60%, 07/26/30 (Call 07/26/29)(a)	1,385	1,350,791
5.22%, 11/21/25	2,190	2,190,767
5.80%, 10/25/28	1,850	1,919,394
5.83%, 10/25/33	3,180	3,348,667
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	2,715	2,680,872
Series G, 3.00%, 02/24/25 (Call 01/24/25)	3,216	3,107,106
Series J, 0.85%, 10/25/24 (Call 09/25/24)	2,327	2,160,410
Series J, 1.90%, 01/25/29 (Call 11/25/28)	1,898	1,582,951
Bank of Nova Scotia (The)
0.65%, 07/31/24	4,570	4,250,374
0.70%, 04/15/24	1,591	1,499,772
1.05%, 03/02/26	1,265	1,121,207
1.30%, 06/11/25(b)	4,227	3,868,846
1.30%, 09/15/26	4,045	3,556,404
1.35%, 06/24/26	3,590	3,192,874
1.45%, 01/10/25	5,600	5,214,216
1.95%, 02/02/27	2,740	2,446,162
2.15%, 08/01/31	896	713,825
2.20%, 02/03/25	5,279	4,977,991
2.44%, 03/11/24	30	29,036
2.45%, 02/02/32	2,280	1,846,230
2.70%, 08/03/26	5,131	4,775,678
2.95%, 03/11/27	645	595,503
3.40%, 02/11/24	5,946	5,843,550
3.45%, 04/11/25	3,745	3,623,924
4.50%, 12/16/25	5,342	5,275,011
4.59%, 05/04/37 (Call 02/04/32)(a)	4,815	4,137,674
5.25%, 12/06/24	1,080	1,079,006
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3 mo. SOFR + 2.090%)(a)	990	845,935
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	1,156	1,147,896
5.13%, 06/11/30 (Call 03/11/30)	1,139	1,057,470
Barclays Bank PLC, 3.75%, 05/15/24	710	696,404
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(a)	1,192	1,127,239
2.28%, 11/24/27 (Call 11/24/26)(a)	6,728	5,793,884
2.65%, 06/24/31 (Call 06/24/30), (1 year CMT + 1.900%)(a)	2,016	1,575,020
2.67%, 03/10/32 (Call 03/10/31)(a)	1,235	945,652
2.85%, 05/07/26 (Call 05/07/25), (1 day SOFR + 2.714%)(a)	4,140	3,816,707
2.89%, 11/24/32 (Call 11/24/31)(a)	4,125	3,159,049
3.33%, 11/24/42 (Call 11/24/41)(a)(b)	4,120	2,852,441
3.56%, 09/23/35 (Call 09/23/30)(a)	3,585	2,712,268
3.65%, 03/16/25	8,873	8,463,422
3.81%, 03/10/42 (Call 03/10/41)(a)(b)	625	410,931
Security	Par (000)	Value

Banks (continued)
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(a)	$7,307	$7,048,844
4.34%, 01/10/28 (Call 01/10/27)	4,325	4,016,627
4.38%, 09/11/24	5,778	5,671,049
4.38%, 01/12/26	9,312	8,965,128
4.84%, 05/09/28 (Call 05/07/27)	7,008	6,470,556
4.95%, 01/10/47	5,752	4,921,699
4.97%, 05/16/29 (Call 05/16/28), (3 mo. LIBOR US + 1.902%)(a)	6,120	5,741,417
5.09%, 06/20/30 (Call 06/20/29),
(3 mo. LIBOR US + 3.054%)(a)	4,970	4,493,775
5.20%, 05/12/26	7,208	6,989,309
5.25%, 08/17/45	5,329	4,765,938
5.30%, 08/09/26 (Call 08/09/25)(a)	4,845	4,762,054
5.50%, 08/09/28 (Call 08/09/27)(a)	6,180	5,979,892
5.75%, 08/09/33 (Call 08/09/32)(a)	2,125	2,028,419
7.33%, 11/02/26 (Call 11/02/25)(a)	2,584	2,654,285
7.39%, 11/02/28 (Call 11/02/27)(a)	1,625	1,681,631
7.44%, 11/02/33	4,025	4,264,085
BNP Paribas SA, 4.25%, 10/15/24	4,206	4,106,738
BPCE SA
3.38%, 12/02/26	2,592	2,435,521
4.00%, 04/15/24	3,332	3,274,890
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(a)	625	588,431
Canadian Imperial Bank of Commerce
0.50%, 12/14/23	4,510	4,320,896
0.95%, 10/23/25	3,393	3,045,896
1.00%, 10/18/24(b)	3,835	3,566,818
1.25%, 06/22/26 (Call 05/22/26)	4,530	3,989,073
2.25%, 01/28/25	3,395	3,205,661
3.10%, 04/02/24	4,788	4,671,508
3.30%, 04/07/25	325	313,729
3.45%, 04/07/27	75	70,688
3.60%, 04/07/32 (Call 03/07/32)	1,000	891,380
3.95%, 08/04/25	2,920	2,842,620
Capital One NA, 2.28%, 01/28/26 (Call 01/28/25), (1 day SOFR + 0.911%)(a)	2,420	2,253,722
Citibank NA, 3.65%, 01/23/24 (Call 12/23/23)	8,112	8,007,355
Citigroup Inc.
0.98%, 05/01/25 (Call 05/01/24), (1 day SOFR + 0.669%)(a)	4,455	4,155,357
1.12%, 01/28/27 (Call 01/28/26), (1 day SOFR + 0.765%)(a)	9,730	8,491,760
1.28%, 11/03/25 (Call 11/03/24), (1 day SOFR + 0.528%)(a)	1,800	1,650,294
1.46%, 06/09/27 (Call 06/09/26), (1 day SOFR + 0.770%)(a)	10,055	8,753,481
2.01%, 01/25/26 (Call 01/25/25), (1 day SOFR + 0.694%)(a)	3,390	3,145,513
2.52%, 11/03/32 (Call 11/03/31), (1 day SOFR + 1.177%)(a)	2,280	1,799,148
2.56%, 05/01/32 (Call 05/01/31), (1 day SOFR + 1.167%)(a)	10,620	8,502,160
2.57%, 06/03/31 (Call 06/03/30), (1 day SOFR + 2.107%)(a)	12,265	10,063,800
2.67%, 01/29/31 (Call 01/29/30), (1 day SOFR + 1.146%)(a)	8,127	6,760,364
2.90%, 11/03/42 (Call 11/03/41), (1 day SOFR + 1.379%)(a)	2,360	1,657,758

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.98%, 11/05/30 (Call 11/05/29), (1 day SOFR + 1.422%)(a)	$5,092	$4,350,197
3.06%, 01/25/33 (Call 01/25/32), (1 day SOFR + 1.351%)(a)	7,440	6,120,516
3.07%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.280%)(a)	5,885	5,353,820
3.11%, 04/08/26 (Call 04/08/25), (1 day SOFR + 2.842%)(a)	13,612	12,907,851
3.20%, 10/21/26 (Call 07/21/26)	10,360	9,681,006
3.29%, 03/17/26 (Call 03/17/25), (1 day SOFR + 1.528%)(a)	3,990	3,798,799
3.30%, 04/27/25	5,697	5,521,646
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(a)	11,892	11,501,110
3.40%, 05/01/26	8,135	7,754,363
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(a)	8,913	8,181,956
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(a)	9,065	8,382,949
3.70%, 01/12/26	7,744	7,442,061
3.75%, 06/16/24(b)	4,295	4,234,097
3.79%, 03/17/33 (Call 03/17/32), (1 day SOFR + 1.939%)(a)	4,790	4,182,149
3.88%, 03/26/25	5,948	5,805,724
3.88%, 01/24/39 (Call 01/24/38), (3 mo. LIBOR US + 1.168%)(a)	2,321	1,953,562
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(a)	10,032	9,463,386
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(a)	8,684	7,953,415
4.00%, 08/05/24	2,918	2,861,128
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(a)	7,346	6,863,588
4.13%, 07/25/28	7,659	7,240,359
4.14%, 05/24/25 (Call 05/24/24), (1 day SOFR + 1.372%)(a)	5,400	5,297,022
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(a)	2,185	1,844,752
4.30%, 11/20/26	4,803	4,696,566
4.40%, 06/10/25	3,745	3,683,657
4.41%, 03/31/31 (Call 03/31/30), (1 day SOFR + 3.914%)(a)	13,444	12,542,849
4.45%, 09/29/27	13,397	12,904,258
4.60%, 03/09/26	6,570	6,476,772
4.65%, 07/30/45	4,690	4,170,676
4.65%, 07/23/48 (Call 06/23/48)	8,503	7,662,053
4.66%, 05/24/28 (Call 05/24/27), (1 day SOFR + 1.887%)(a)	3,505	3,413,274
4.75%, 05/18/46	7,718	6,649,752
4.91%, 05/24/33 (Call 05/24/32)(a)	2,715	2,587,531
5.30%, 05/06/44	3,785	3,479,513
5.32%, 03/26/41 (Call 03/26/40), (1 day SOFR + 4.548%)(a)	2,362	2,299,501
5.50%, 09/13/25	7,078	7,197,547
5.61%, 09/29/26 (Call 09/29/25)(a)	10,635	10,671,478
5.88%, 02/22/33	1,342	1,354,172
5.88%, 01/30/42	4,419	4,530,801
6.00%, 10/31/33	5,657	5,848,716
6.13%, 08/25/36	1,558	1,593,039
6.27%, 11/17/33	8,565	9,015,605
Security	Par (000)	Value

Banks (continued)
6.63%, 01/15/28	$1,182	$1,274,302
6.63%, 06/15/32	3,735	3,970,678
6.68%, 09/13/43	4,169	4,562,595
8.13%, 07/15/39	7,233	9,057,163
Citizens Bank NA, 4.58%, 08/09/28 (Call 08/09/27)(a)	1,810	1,746,107
Citizens Bank NA/Providence RI
2.25%, 04/28/25 (Call 03/28/25)	1,718	1,601,434
3.75%, 02/18/26 (Call 11/18/25)	2,209	2,116,067
4.12%, 05/23/25 (Call 05/23/24)(a)	1,810	1,785,113
6.06%, 10/24/25	1,810	1,826,960
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	1,046	854,875
2.64%, 09/30/32 (Call 07/02/32)	1,842	1,383,747
2.85%, 07/27/26 (Call 04/27/26)	2,180	2,026,463
3.25%, 04/30/30 (Call 01/30/30)	2,363	2,078,022
4.30%, 12/03/25 (Call 11/03/25)	710	692,733
5.64%, 05/21/37 (Call 05/21/32)(a)	1,035	966,524
Comerica Bank
2.50%, 07/23/24	2,776	2,656,882
4.00%, 07/27/25	1,200	1,163,640
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	2,346	2,212,137
Cooperatieve Rabobank UA
3.75%, 07/21/26	5,223	4,906,747
4.38%, 08/04/25	5,537	5,384,954
5.25%, 05/24/41	3,661	3,757,358
5.25%, 08/04/45(b)	4,350	3,938,968
5.75%, 12/01/43	4,350	4,170,345
Cooperatieve Rabobank UA/NY
0.38%, 01/12/24	824	783,739
1.38%, 01/10/25	2,190	2,039,657
3.38%, 05/21/25	3,297	3,201,156
3.88%, 08/22/24	250	245,705
Credit Agricole Corporate & Investment Bank SA, 0.78%, 06/28/24 (Call 12/28/22)	250	233,833
Credit Suisse AG/New York NY
0.50%, 02/02/24	1,510	1,383,855
1.25%, 08/07/26	3,530	2,797,772
2.95%, 04/09/25	5,646	5,049,274
3.63%, 09/09/24	11,784	10,915,401
3.70%, 02/21/25	6,951	6,363,710
4.75%, 08/09/24	500	471,675
5.00%, 07/09/27	5,360	4,851,658
Credit Suisse Group AG
3.75%, 03/26/25	7,266	6,439,492
4.55%, 04/17/26	4,654	4,100,872
4.88%, 05/15/45	6,083	4,308,346
Deutsche Bank AG
4.10%, 01/13/26(b)	3,674	3,527,444
4.50%, 04/01/25	853	807,339
6.12%, 07/14/26 (Call 07/14/25)(a)	2,905	2,871,476
Deutsche Bank AG/London, 3.70%, 05/30/24	4,045	3,966,001
Deutsche Bank AG/New York NY
0.90%, 05/28/24	3,525	3,296,509
1.45%, 04/01/25 (Call 04/01/24), (1 day SOFR + 1.131%)(a)	3,997	3,691,869
1.69%, 03/19/26	3,435	3,057,734
2.13%, 11/24/26 (Call 11/24/25), (1 day SOFR + 1.870%)(a)	5,111	4,473,454
2.31%, 11/16/27 (Call 11/16/26), (1 day SOFR + 1.219%)(a)	5,800	4,850,424

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.55%, 01/07/28 (Call 01/07/27), (1 day SOFR + 1.318%)(a)	$4,605	$3,860,878
3.04%, 05/28/32 (Call 05/28/31), (1 day SOFR + 1.718%)(a)	1,511	1,138,795
3.55%, 09/18/31 (Call 09/18/30), (1 day SOFR + 3.043%)(a)	5,914	4,702,695
3.70%, 05/30/24	2,716	2,641,310
3.73%, 01/14/32 (Call 10/14/30), (1 day SOFR + 2.757%)(a)	845	622,875
3.74%, 01/07/33 (Call 10/07/31), (1 day SOFR + 2.257%)(a)	4,060	2,902,250
3.96%, 11/26/25 (Call 11/26/24), (1 day SOFR + 2.581%)(a)	4,375	4,132,406
4.10%, 01/13/26	2,993	2,861,428
4.88%, 12/01/32 (Call 12/01/27)(a)	50	40,866
5.88%, 07/08/31 (Call 04/08/30), (1 day SOFR + 5.438%)(a)	115	99,515
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	3,280	3,102,290
2.70%, 02/06/30 (Call 11/06/29)	1,303	1,044,224
3.45%, 07/27/26 (Call 04/27/26)	4,685	4,314,979
4.25%, 03/13/26	1,735	1,652,119
4.65%, 09/13/28 (Call 06/13/28)	4,044	3,775,034
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (1 day SOFR + 0.685%)(a)(b)	3,100	2,744,368
2.38%, 01/28/25 (Call 12/29/24)	3,102	2,932,041
2.55%, 05/05/27 (Call 04/05/27)	3,189	2,876,063
3.65%, 01/25/24 (Call 12/25/23)	5,891	5,799,631
4.06%, 04/25/28 (Call 04/25/27)(a)	2,350	2,206,627
4.30%, 01/16/24 (Call 12/16/23)	3,145	3,119,966
4.34%, 04/25/33 (Call 04/25/32)(a)	2,016	1,835,044
4.77%, 07/28/30 (Call 07/28/29)(a)	2,720	2,578,342
6.36%, 10/27/28 (Call 10/27/27)(a)	2,720	2,808,400
8.25%, 03/01/38	3,985	4,881,625
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	2,886	2,596,044
3.85%, 03/15/26 (Call 02/15/26)	3,541	3,391,853
3.95%, 07/28/25 (Call 06/28/25)	3,132	3,078,443
5.85%, 10/27/25	3,990	4,020,523
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (3 mo. SOFR + 2.465%)(a)(b)	502	472,683
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	1,563	1,535,116
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	550	531,251
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	1,350	1,046,790
4.63%, 02/13/47 (Call 08/13/46)	1,613	1,284,222
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (Call 09/27/24), (3 mo. SOFR + 1.715%)(a)	2,019	1,907,208
6.13%, 03/09/28(b)	1,580	1,621,380
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)	35	34,684
Goldman Sachs Capital I, 6.35%, 02/15/34	5,185	5,236,850
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (1 day SOFR + 0.609%)(a)	3,476	3,128,782
1.09%, 12/09/26 (Call 12/09/25), (1 day SOFR + 0.789%)(a)	2,417	2,128,652
1.22%, 12/06/23 (Call 12/06/22)	450	434,151
Security	Par (000)	Value

Banks (continued)
1.43%, 03/09/27 (Call 03/09/26), (1 day SOFR + 0.798%)(a)	$7,300	$6,419,912
1.54%, 09/10/27 (Call 09/10/26), (1 day SOFR + 0.818%)(a)	10,405	8,991,793
1.76%, 01/24/25 (Call 01/24/24), (1 day SOFR + 0.730%)(a)	7,675	7,316,424
1.95%, 10/21/27 (Call 10/21/26), (1 day SOFR + 0.913%)(a)	12,290	10,766,777
1.99%, 01/27/32 (Call 01/27/31), (1 day SOFR + 1.090%)(a)	9,330	7,210,784
2.38%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.248%)(a)	7,652	6,052,426
2.60%, 02/07/30 (Call 11/07/29)	8,041	6,743,343
2.62%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.281%)(a)	13,340	10,776,719
2.64%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.114%)(a)	6,650	5,943,105
2.65%, 10/21/32 (Call 10/21/31), (1 day SOFR + 1.264%)(a)	8,975	7,202,707
2.91%, 07/21/42 (Call 07/21/41), (1 day SOFR + 1.472%)(a)	7,300	5,166,575
3.00%, 03/15/24	4,295	4,186,766
3.10%, 02/24/33 (Call 02/24/32), (1 day SOFR + 1.410%)(a)	11,930	9,908,819
3.21%, 04/22/42 (Call 04/22/41), (1 day SOFR + 1.513%)(a)	9,743	7,222,681
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(a)	9,317	8,972,457
3.44%, 02/24/43 (Call 02/24/42), (1 day SOFR + 1.632%)(a)	4,005	3,051,490
3.50%, 01/23/25 (Call 10/23/24)	5,421	5,270,893
3.50%, 04/01/25 (Call 03/01/25)	13,000	12,595,310
3.50%, 11/16/26 (Call 11/16/25)	11,708	11,138,991
3.62%, 03/15/28 (Call 03/15/27), (1 day SOFR + 1.846%)(a)	3,780	3,514,531
3.63%, 02/20/24 (Call 01/20/24)	7,197	7,085,446
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(a)	10,192	9,537,470
3.75%, 05/22/25 (Call 02/22/25)	9,090	8,846,570
3.75%, 02/25/26 (Call 11/25/25)	8,168	7,892,738
3.80%, 03/15/30 (Call 12/15/29)	9,147	8,323,587
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(a)	7,474	6,879,668
3.85%, 07/08/24 (Call 04/08/24)	11,215	11,062,364
3.85%, 01/26/27 (Call 01/26/26)	11,446	11,002,811
4.00%, 03/03/24	11,012	10,874,130
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(a)	6,547	5,527,370
4.22%, 05/01/29 (Call 05/01/28),
(3 mo. LIBOR US + 1.301%)(a)	9,591	9,003,168
4.25%, 10/21/25	7,149	7,014,170
4.39%, 06/15/27 (Call 06/15/26)(a)	3,460	3,340,768
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(a)	3,494	3,083,874
4.48%, 08/23/28 (Call 08/23/27)(a)	9,450	9,072,661
4.75%, 10/21/45 (Call 04/21/45)(b)	5,454	5,013,808
4.80%, 07/08/44 (Call 01/08/44)	8,269	7,633,941
5.15%, 05/22/45	8,367	7,936,434
5.70%, 11/01/24	5,170	5,232,660
5.95%, 01/15/27	4,054	4,217,984

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.13%, 02/15/33	$3,543	$3,728,618
6.25%, 02/01/41	4,515	4,860,352
6.45%, 05/01/36	3,606	3,833,971
6.75%, 10/01/37	19,650	21,285,076
HSBC Bank USA NA, 7.00%, 01/15/39	2,050	2,269,268
HSBC Bank USA NA/New York NY
5.63%, 08/15/35(b)	935	885,754
5.88%, 11/01/34(b)	1,130	1,072,980
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (1 day SOFR + 0.708%)(a)	3,920	3,608,870
1.59%, 05/24/27 (Call 05/24/26), (1 day SOFR + 1.290%)(a)	3,475	2,978,735
1.65%, 04/18/26 (Call 04/18/25), (1 day SOFR + 1.538%)(a)	9,138	8,235,897
2.01%, 09/22/28 (Call 09/22/27), (1 day SOFR + 1.732%)(a)	2,210	1,836,134
2.10%, 06/04/26 (Call 06/04/25), (1 day SOFR + 1.929%)(a)	3,010	2,726,609
2.21%, 08/17/29 (Call 08/17/28), (1 day SOFR + 1.285%)(a)	2,785	2,249,807
2.25%, 11/22/27 (Call 11/22/26), (1 day SOFR + 1.100%)(a)	5,250	4,527,810
2.36%, 08/18/31 (Call 08/18/30), (1 day SOFR + 1.947%)(a)	6,133	4,693,278
2.63%, 11/07/25 (Call 11/07/24), (1 day SOFR + 1.401%)(a)	8,629	8,036,447
2.80%, 05/24/32 (Call 05/24/31), (1 day SOFR + 1.187%)(a)	7,985	6,183,744
2.85%, 06/04/31 (Call 06/04/30), (1 day SOFR + 2.387%)(a)	3,133	2,504,426
2.87%, 11/22/32 (Call 11/22/31), (1 day SOFR + 1.410%)(a)	6,940	5,299,245
3.00%, 03/10/26 (Call 03/10/25), (1 day SOFR + 1.430%)(a)	3,570	3,330,060
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(a)	9,910	9,596,844
3.90%, 05/25/26	8,794	8,385,958
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(a)	10,935	9,562,767
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(a)	8,811	8,084,269
4.18%, 12/09/25 (Call 12/09/24)(a)	3,990	3,843,806
4.25%, 03/14/24	8,177	8,047,231
4.25%, 08/18/25	6,796	6,540,742
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(a)	10,244	9,755,054
4.30%, 03/08/26	11,357	11,050,588
4.38%, 11/23/26	6,601	6,336,828
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(a)	14,527	13,361,063
4.76%, 06/09/28 (Call 06/09/27)(a)	10,845	10,259,478
4.76%, 03/29/33 (Call 03/29/32), (1 day SOFR + 2.530%)(a)	6,215	5,354,658
4.95%, 03/31/30	10,725	10,280,985
5.12%, 08/11/28 (Call 08/11/27)(a)	2,300	2,219,730
5.25%, 03/14/44	3,244	2,842,652
5.40%, 08/11/33 (Call 08/11/32)(a)	7,500	7,014,975
6.10%, 01/14/42(b)	3,197	3,297,833
6.50%, 05/02/36	7,487	7,179,450
Security	Par (000)	Value

Banks (continued)
6.50%, 09/15/37	$9,477	$8,970,106
6.80%, 06/01/38(b)	200	191,740
6.80%, 06/01/38	5,802	5,746,591
7.34%, 11/03/26 (Call 11/03/25)(a)	10,400	10,856,456
7.39%, 11/03/28 (Call 11/03/27)(a)	8,025	8,416,620
7.63%, 05/17/32	2,774	2,733,638
8.11%, 11/03/33 (Call 11/03/32)(a)	10,885	11,463,429
HSBC USA Inc.
3.50%, 06/23/24	2,223	2,170,493
3.75%, 05/24/24	6,670	6,552,608
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31)(a)	2,080	1,528,696
4.44%, 08/04/28 (Call 08/04/27)(a)	1,365	1,287,304
5.02%, 05/17/33 (Call 05/17/32)(a)	1,439	1,374,720
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)	2,262	1,875,108
2.63%, 08/06/24 (Call 07/06/24)	3,867	3,705,669
4.00%, 05/15/25 (Call 04/15/25)	1,781	1,735,585
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27)(a)	1,460	1,419,792
5.65%, 01/10/30	1,000	1,007,690
5.70%, 11/18/25 (Call 11/18/24)(a)	1,800	1,802,646
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	3,530	3,383,505
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (1 day SOFR + 1.005%)(a)	2,638	2,324,368
2.73%, 04/01/32 (Call 04/01/31), (1 day SOFR + 1.316%)(a)	2,030	1,615,576
3.55%, 04/09/24	4,303	4,209,410
3.87%, 03/28/26 (Call 03/28/25), (1 day SOFR + 1.640%)(a)	50	47,998
3.95%, 03/29/27	7,892	7,485,167
4.02%, 03/28/28 (Call 03/28/27), (1 day SOFR + 1.830%)(a)	300	279,957
4.05%, 04/09/29	4,505	4,129,283
4.25%, 03/28/33 (Call 03/28/32), (1 day SOFR + 2.070%)(a)	2,335	2,057,392
4.55%, 10/02/28	4,106	3,911,950
Intesa Sanpaolo SpA, 5.25%, 01/12/24	200	197,164
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (1 day SOFR + 0.420%)(a)	2,110	1,979,497
0.77%, 08/09/25 (Call 08/09/24), (1 day SOFR + 0.490%)(a)	8,996	8,300,879
0.82%, 06/01/25 (Call 06/01/24), (1 day SOFR + 0.540%)(a)	8,055	7,490,183
0.97%, 06/23/25 (Call 06/23/24), (3 mo. SOFR + 0.580%)(a)	11,228	10,447,205
1.04%, 02/04/27 (Call 02/04/26), (3 mo. SOFR + 0.695%)(a)	1,308	1,139,530
1.05%, 11/19/26 (Call 11/19/25), (1 day SOFR + 0.800%)(a)	2,042	1,800,819
1.47%, 09/22/27 (Call 09/22/26), (1 day SOFR + 0.765%)(a)	6,630	5,750,000
1.56%, 12/10/25 (Call 12/10/24), (1 day SOFR + 0.605%)(a)	10,900	10,068,875
1.58%, 04/22/27 (Call 04/22/26), (1 day SOFR + 0.885%)(a)	4,951	4,368,218

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.76%, 11/19/31 (Call 11/19/30), (3 mo. SOFR + 1.105%)(a)	$2,240	$1,725,942
1.95%, 02/04/32 (Call 02/04/31), (1 day SOFR + 1.065%)(a)	3,690	2,869,639
2.01%, 03/13/26 (Call 03/13/25), (3 mo. SOFR + 1.585%)(a)	8,005	7,435,925
2.07%, 06/01/29 (Call 06/01/28), (1 day SOFR + 1.015%)(a)	8,576	7,218,333
2.08%, 04/22/26 (Call 04/22/25), (1 day SOFR + 1.850%)(a)	12,232	11,360,592
2.18%, 06/01/28 (Call 06/01/27), (1 day SOFR + 1.890%)(a)	7,070	6,188,442
2.30%, 10/15/25 (Call 10/15/24), (1 day SOFR + 1.160%)(a)	6,326	5,969,087
2.52%, 04/22/31 (Call 04/22/30), (1 day SOFR + 2.040%)(a)	13,356	11,077,867
2.53%, 11/19/41 (Call 11/19/40), (1 day SOFR + 1.510%)(a)	1,240	845,407
2.55%, 11/08/32 (Call 11/08/31), (1 day SOFR + 1.180%)(a)	8,180	6,555,288
2.58%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.250%)(a)	4,874	3,959,589
2.60%, 02/24/26 (Call 02/24/25), (1 day SOFR + 0.915%)(a)	2,165	2,041,270
2.74%, 10/15/30 (Call 10/15/29), (1 day SOFR + 1.510%)(a)	7,491	6,361,807
2.95%, 10/01/26 (Call 07/01/26)	12,168	11,523,826
2.95%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.170%)(a)	2,729	2,481,043
2.96%, 05/13/31 (Call 05/13/30), (1 day SOFR + 2.515%)(a)	3,741	3,099,755
2.96%, 01/25/33 (Call 01/25/32), (1 day SOFR + 1.260%)(a)	9,600	7,930,656
3.11%, 04/22/41 (Call 04/22/40), (1 day SOFR + 2.460%)(a)	8,216	6,147,211
3.11%, 04/22/51 (Call 04/22/50), (1 day SOFR + 2.440%)(a)	10,660	7,380,664
3.13%, 01/23/25 (Call 10/23/24)	8,161	7,928,248
3.16%, 04/22/42 (Call 04/22/41), (1 day SOFR + 2.460%)(a)	3,765	2,797,884
3.20%, 06/15/26 (Call 03/15/26)	6,422	6,117,661
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(a)	7,432	7,234,903
3.30%, 04/01/26 (Call 01/01/26)	9,826	9,391,691
3.33%, 04/22/52 (Call 04/22/51), (1 day SOFR + 1.580%)(a)	9,265	6,671,726
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(a)	9,406	8,596,237
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)(b)	5,830	5,416,478
3.63%, 05/13/24	7,379	7,266,101
3.63%, 12/01/27 (Call 12/01/26)	6,746	6,334,292
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(a)	10,356	9,415,572
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(a)	11,241	10,593,294
3.85%, 06/14/25 (Call 06/14/24)(a)	6,225	6,114,319
3.88%, 02/01/24	8,122	8,046,384
3.88%, 09/10/24	11,121	10,949,514
Security	Par (000)	Value

Banks (continued)
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(a)	$9,776	$8,242,928
3.90%, 07/15/25 (Call 04/15/25)	10,435	10,286,301
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(a)	8,538	6,801,371
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(a)	9,747	9,369,109
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(a)	7,811	6,321,755
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(a)	4,824	4,501,709
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(a)	7,156	7,068,196
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(a)	7,226	5,931,173
4.08%, 04/26/26 (Call 04/26/25), (1 day SOFR + 1.320%)(a)	10,960	10,681,616
4.13%, 12/15/26	10,256	10,034,060
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(a)	9,887	9,303,272
4.25%, 10/01/27	3,703	3,603,834
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(a)	9,089	7,747,464
4.32%, 04/26/28 (Call 04/26/27), (1 day SOFR + 1.560%)(a)	11,555	11,080,436
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(a)	9,496	9,024,808
4.49%, 03/24/31 (Call 03/24/30), (1 day SOFR + 3.790%)(a)	12,220	11,591,892
4.57%, 06/14/30 (Call 06/14/29)(a)	8,296	7,912,061
4.59%, 04/26/33 (Call 04/26/32), (1 day SOFR + 1.800%)(a)	6,690	6,295,624
4.85%, 07/25/28 (Call 07/25/27)(a)	5,960	5,834,363
4.85%, 02/01/44	5,074	4,775,700
4.91%, 07/25/33 (Call 07/25/32)(a)	15,795	15,242,175
4.95%, 06/01/45	4,001	3,706,406
5.40%, 01/06/42	6,318	6,388,888
5.50%, 10/15/40	6,064	6,205,837
5.60%, 07/15/41	7,830	8,043,367
5.63%, 08/16/43	6,277	6,408,440
5.72%, 09/14/33 (Call 09/14/32)(a)	12,610	12,431,190
6.40%, 05/15/38	6,962	7,685,213
7.63%, 10/15/26	3,703	4,092,037
7.75%, 07/15/25	980	1,057,939
8.00%, 04/29/27	5,188	5,844,386
8.75%, 09/01/30	1,284	1,513,785
KeyBank NA/Cleveland OH
3.30%, 06/01/25	905	872,058
3.40%, 05/20/26	2,792	2,619,008
3.90%, 04/13/29	2,075	1,872,605
4.15%, 08/08/25	850	832,269
4.90%, 08/08/32	1,910	1,781,266
5.85%, 11/15/27	5,000	5,152,350
KeyCorp
2.25%, 04/06/27	2,691	2,396,120
2.55%, 10/01/29	2,611	2,208,958
3.88%, 05/23/25 (Call 05/23/24)(a)	1,035	1,014,352
4.10%, 04/30/28	3,821	3,649,552
4.15%, 10/29/25	1,704	1,669,115
4.79%, 06/01/33 (Call 06/01/32)(a)	2,475	2,358,527

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Korea Development Bank (The)
0.40%, 03/09/24(b)	$660	$623,885
0.75%, 01/25/25(b)	1,865	1,704,703
0.80%, 07/19/26(b)	1,735	1,516,581
1.00%, 09/09/26	1,600	1,402,448
1.63%, 01/19/31	1,990	1,580,816
2.00%, 09/12/26	925	842,481
2.00%, 10/25/31	3,075	2,477,405
2.13%, 10/01/24	1,602	1,524,912
2.25%, 02/24/27	350	317,569
3.00%, 01/13/26	3,550	3,388,510
3.25%, 02/19/24	1,335	1,309,835
3.38%, 09/16/25(b)	2,670	2,552,947
3.75%, 01/22/24(b)	4,295	4,242,043
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(b)(c)	9,255	5,437,312
0.00%, 06/29/37(c)	13,391	7,491,997
0.25%, 03/08/24	2,975	2,817,295
0.38%, 07/18/25	9,055	8,199,393
0.50%, 09/20/24	1,000	931,690
0.63%, 01/22/26	6,155	5,520,112
0.75%, 09/30/30	4,039	3,207,774
1.00%, 10/01/26	1,515	1,350,107
1.25%, 01/31/25	10,760	10,088,468
1.38%, 08/05/24	11,495	10,915,767
1.63%, 05/10/24(d)	10	9,591
1.75%, 09/14/29	8,457	7,418,734
2.00%, 05/02/25	7,597	7,210,617
2.50%, 11/20/24	25,800	24,843,594
2.63%, 02/28/24	17,055	16,652,161
2.88%, 04/03/28	8,587	8,147,517
3.00%, 05/20/27	700	673,253
3.13%, 06/10/25	75	73,070
3.38%, 08/23/24	490	480,553
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	835	749,571
0.88%, 09/03/30	2,035	1,627,573
1.75%, 07/27/26	4,405	4,043,526
2.00%, 01/13/25	7,862	7,499,876
2.38%, 06/10/25	4,080	3,897,910
Series 37, 2.50%, 11/15/27	2,812	2,624,327
Series 40, 0.50%, 05/27/25	6,960	6,349,956
Lloyds Bank PLC, 3.50%, 05/14/25	200	192,716
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(a)	1,195	1,030,544
2.44%, 02/05/26 (Call 02/05/25)(a)	4,597	4,250,708
3.37%, 12/14/46 (Call 09/14/41)(a)(b)	2,802	1,827,717
3.51%, 03/18/26 (Call 03/18/25)(a)	4,260	4,021,014
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(a)	4,427	3,953,709
3.75%, 01/11/27	5,169	4,819,524
3.75%, 03/18/28 (Call 03/18/27)(a)	5,240	4,803,089
3.87%, 07/09/25 (Call 07/09/24)(a)	3,697	3,565,572
3.90%, 03/12/24	2,739	2,687,479
4.34%, 01/09/48	5,354	3,924,375
4.38%, 03/22/28	2,073	1,948,682
4.45%, 05/08/25	5,592	5,466,795
4.50%, 11/04/24	2,145	2,093,520
4.55%, 08/16/28	6,740	6,304,798
4.58%, 12/10/25	4,928	4,666,323
Security	Par (000)	Value

Banks (continued)
4.65%, 03/24/26	$5,396	$5,137,909
4.72%, 08/11/26 (Call 08/11/25)(a)	2,905	2,818,053
4.98%, 08/11/33 (Call 08/11/32)(a)	1,850	1,704,442
5.30%, 12/01/45	3,304	2,815,008
7.95%, 11/15/33 (Call 08/15/32)(a)	2,865	3,005,127
M&T Bank Corp.
4.00%, 07/15/24 (Call 04/16/24)	344	338,448
4.55%, 08/16/28 (Call 08/16/27)(a)	2,045	1,971,237
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	2,977	2,851,698
3.40%, 08/17/27	2,030	1,874,746
5.40%, 11/21/25	2,060	2,068,837
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24)(a)	1,810	1,678,431
0.96%, 10/11/25 (Call 10/11/24)(a)	2,890	2,648,656
1.41%, 07/17/25	2,824	2,566,084
1.54%, 07/20/27 (Call 07/20/26)(a)	1,450	1,261,747
1.64%, 10/13/27 (Call 10/13/26)(a)	2,960	2,565,965
2.05%, 07/17/30	1,715	1,366,032
2.19%, 02/25/25	7,119	6,685,880
2.31%, 07/20/32 (Call 07/20/31)(a)	2,002	1,561,500
2.34%, 01/19/28 (Call 01/19/27)(a)	3,390	3,000,014
2.49%, 10/13/32 (Call 10/13/31)(a)	1,714	1,351,198
2.56%, 02/25/30	4,300	3,568,484
2.76%, 09/13/26	2,905	2,663,043
2.80%, 07/18/24	6,596	6,341,658
2.85%, 01/19/33 (Call 01/19/32)(a)	2,945	2,383,241
3.20%, 07/18/29(b)	6,599	5,815,105
3.29%, 07/25/27	3,712	3,432,227
3.41%, 03/07/24	6,724	6,586,629
3.68%, 02/22/27	3,619	3,413,513
3.74%, 03/07/29	4,409	4,067,479
3.75%, 07/18/39	5,540	4,538,590
3.78%, 03/02/25	4,886	4,763,508
3.84%, 04/17/26 (Call 04/17/25)(a)	2,750	2,650,313
3.85%, 03/01/26	2,929	2,819,778
3.96%, 03/02/28	4,943	4,660,804
4.05%, 09/11/28	4,341	4,078,717
4.08%, 04/19/28 (Call 04/19/27)(a)	2,720	2,572,630
4.15%, 03/07/39	2,656	2,291,517
4.29%, 07/26/38(b)	2,367	2,084,854
4.32%, 04/19/33 (Call 04/19/32)(a)	2,755	2,520,164
4.79%, 07/18/25 (Call 07/18/24)(a)	4,385	4,338,300
5.02%, 07/20/28 (Call 07/20/27)(a)	5,540	5,437,344
5.06%, 09/12/25 (Call 09/12/24)(a)	3,445	3,420,644
5.13%, 07/20/33 (Call 07/20/32)(a)	5,500	5,370,255
5.35%, 09/13/28 (Call 09/13/27)(a)	3,480	3,470,604
5.47%, 09/13/33 (Call 09/13/32)(a)(b)	3,255	3,247,872
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26)(a)	2,525	2,185,514
1.55%, 07/09/27 (Call 07/09/26)(a)	2,635	2,296,719
1.98%, 09/08/31 (Call 09/08/30), (1 day SOFR + 1.532%)(a)	1,150	883,338
2.17%, 05/22/32 (Call 05/22/31)(a)	573	437,801
2.20%, 07/10/31 (Call 07/10/30), (1 day SOFR + 1.772%)(a)	3,500	2,749,460
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(a)	4,271	3,925,860
2.26%, 07/09/32 (Call 07/09/31)(a)(b)	2,075	1,597,563

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.56%, 09/13/25 (Call 09/13/24), (1 day SOFR + 1.362%)(a)	$2,293	$2,165,326
2.56%, 09/13/31	3,625	2,768,848
2.59%, 05/25/31 (Call 05/25/30), (3 mo. LIBOR US + 1.070%)(a)	1,900	1,539,874
2.65%, 05/22/26 (Call 05/22/25)(a)(b)	3,270	3,032,206
2.84%, 07/16/25 (Call 07/16/24), (1 day SOFR + 1.242%)(a)	1,962	1,868,727
2.84%, 09/13/26	2,357	2,148,028
2.87%, 09/13/30 (Call 09/13/29), (1 day SOFR + 1.572%)(a)	1,945	1,636,290
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(a)	2,583	2,223,834
3.17%, 09/11/27(b)	4,168	3,783,877
3.26%, 05/22/30 (Call 05/22/29)(a)	1,920	1,672,685
3.66%, 02/28/27	2,692	2,507,840
4.02%, 03/05/28(b)	3,940	3,677,557
4.25%, 09/11/29 (Call 09/11/28), (3 mo. LIBOR US + 1.270%)(a)	3,865	3,582,507
5.41%, 09/13/28 (Call 09/13/27)(a)	2,720	2,719,810
5.67%, 09/13/33 (Call 09/13/32)(a)	2,720	2,725,494
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24), (1 day SOFR + 0.509%)(a)	4,505	4,236,051
0.79%, 05/30/25 (Call 05/30/24), (1 day SOFR + 0.525%)(a)	12,620	11,688,265
0.99%, 12/10/26 (Call 12/10/25), (1 day SOFR + 0.720%)(a)	10,564	9,262,093
1.16%, 10/21/25 (Call 10/21/24), (1 day SOFR + 0.560%)(a)	11,320	10,362,781
1.51%, 07/20/27 (Call 07/20/26), (1 day SOFR + 0.858%)(a)	10,409	9,061,243
1.59%, 05/04/27 (Call 05/04/26), (1 day SOFR + 0.879%)(a)	3,996	3,519,437
1.79%, 02/13/32 (Call 02/13/31), (1 day SOFR + 1.034%)(a)	7,255	5,526,206
1.93%, 04/28/32 (Call 04/28/31), (1 day SOFR + 1.020%)(a)	13,930	10,674,698
2.19%, 04/28/26 (Call 04/28/25), (1 day SOFR + 1.990%)(a)	12,319	11,455,561
2.24%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.178%)(a)	9,409	7,338,173
2.48%, 01/21/28 (Call 01/21/27), (1 day SOFR + 1.000%)(a)	6,515	5,805,126
2.48%, 09/16/36 (Call 09/16/31), (1 day SOFR + 1.360%)(a)	13,073	9,699,120
2.51%, 10/20/32 (Call 10/20/31), (1 day SOFR + 1.200%)(a)	8,160	6,490,138
2.63%, 02/18/26 (Call 02/18/25), (1 day SOFR + 0.940%)(a)	5,534	5,205,336
2.70%, 01/22/31 (Call 01/22/30), (1 day SOFR + 1.143%)(a)	13,737	11,538,393
2.72%, 07/22/25 (Call 07/22/24), (1 day SOFR + 1.152%)(a)	9,244	8,815,078
2.80%, 01/25/52 (Call 01/25/51), (1 day SOFR + 1.430%)(a)	5,680	3,663,202
2.94%, 01/21/33 (Call 01/21/32), (1 day SOFR + 1.290%)(a)	3,355	2,749,624
3.13%, 07/27/26	10,597	9,944,543
Security	Par (000)	Value

Banks (continued)
3.22%, 04/22/42 (Call 04/22/41), (1 day SOFR + 1.485%)(a)(b)	$3,014	$2,272,405
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)	10,537	9,725,335
3.62%, 04/17/25 (Call 04/17/24), (1 day SOFR + 1.160%)(a)	6,355	6,193,329
3.62%, 04/01/31 (Call 04/01/30), (1 day SOFR + 3.120%)(a)	3,604	3,214,047
3.63%, 01/20/27	10,165	9,666,813
3.70%, 10/23/24	11,518	11,272,897
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)	10,559	9,744,268
3.88%, 01/27/26	11,992	11,633,919
3.95%, 04/23/27	5,690	5,483,567
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(a)	8,490	7,241,461
4.00%, 07/23/25	7,898	7,736,249
4.21%, 04/20/28 (Call 04/20/27), (1 day SOFR + 1.610%)(a)	3,270	3,115,787
4.30%, 01/27/45	7,119	6,163,986
4.35%, 09/08/26	9,429	9,210,813
4.38%, 01/22/47	8,605	7,494,783
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(a)	9,968	9,447,969
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 0.408%)(a)	4,737	4,231,088
4.68%, 07/17/26 (Call 07/17/25)(a)	7,125	7,041,637
4.89%, 07/20/33 (Call 07/20/32)(a)	3,230	3,082,001
5.00%, 11/24/25	7,911	7,928,009
5.30%, 04/20/37 (Call 04/20/32)(a)	4,250	3,955,900
5.60%, 03/24/51 (Call 03/24/50), (1 day SOFR + 4.480%)(a)	6,490	6,777,053
6.14%, 10/16/26	630	644,490
6.25%, 08/09/26	4,346	4,608,325
6.30%, 10/18/28 (Call 10/18/27)(a)	3,755	3,890,030
6.34%, 10/18/33	11,120	11,821,005
6.38%, 07/24/42	7,502	8,281,908
7.25%, 04/01/32	6,964	7,989,588
Series F, 3.88%, 04/29/24	8,435	8,299,196
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1 day SOFR + 0.745%)(a)	2,748	2,514,832
National Australia Bank Ltd./New York
2.50%, 07/12/26	5,766	5,337,644
3.38%, 01/14/26	3,789	3,637,213
3.50%, 06/09/25	275	267,721
National Bank of Canada
0.75%, 08/06/24	3,910	3,622,576
3.75%, 06/09/25 (Call 06/09/24)(a)	1,810	1,759,700
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(a)	3,755	3,225,320
3.03%, 11/28/35 (Call 08/28/30)(a)	3,145	2,306,920
3.07%, 05/22/28 (Call 05/22/27)(a)	4,322	3,825,618
3.75%, 11/01/29 (Call 11/01/24)(a)	2,679	2,472,020
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(a)	7,088	6,881,172
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(a)	2,409	2,182,265
4.80%, 04/05/26	5,893	5,758,640
4.89%, 05/18/29 (Call 05/18/28), (3 mo. LIBOR US + 1.754%)(a)	6,377	5,995,528

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(a)	$6,957	$6,530,327
5.52%, 09/30/28 (Call 09/30/27)(a)	2,240	2,193,050
7.47%, 11/10/26 (Call 11/10/25)(a)	5,200	5,416,216
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	2,211	1,837,673
3.15%, 05/03/29 (Call 02/03/29)	3,422	3,138,350
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(a)	2,811	2,553,906
3.65%, 08/03/28 (Call 05/03/28)	465	447,725
3.95%, 10/30/25	4,391	4,322,193
4.00%, 05/10/27 (Call 04/10/27)	4,255	4,176,878
6.13%, 11/02/32	4,221	4,451,213
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	2,490	2,237,564
0.50%, 09/16/24	466	434,112
0.50%, 02/02/26	375	333,356
1.50%, 02/12/25	6,275	5,907,473
2.88%, 05/23/25	300	290,184
4.63%, 11/03/25	205	206,950
PNC Bank NA
2.70%, 10/22/29	3,072	2,602,445
2.95%, 02/23/25 (Call 01/24/25)	2,226	2,140,210
3.10%, 10/25/27 (Call 09/25/27)	3,493	3,281,743
3.25%, 06/01/25 (Call 05/02/25)	3,492	3,374,285
3.25%, 01/22/28 (Call 12/23/27)	2,579	2,407,600
3.30%, 10/30/24 (Call 09/30/24)	1,931	1,876,739
3.88%, 04/10/25 (Call 03/10/25)	2,541	2,473,282
4.05%, 07/26/28	3,569	3,369,065
4.20%, 11/01/25 (Call 10/02/25)	1,988	1,948,498
2.50%, 08/27/24 (Call 07/27/24)	3,713	3,571,832
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	2,986	2,621,111
2.20%, 11/01/24 (Call 10/02/24)	2,902	2,765,722
2.31%, 04/23/32 (Call 04/23/31), (1 day SOFR + 0.979%)(a)	3,263	2,656,767
2.55%, 01/22/30 (Call 10/24/29)	8,742	7,430,525
2.60%, 07/23/26 (Call 05/23/26)	2,786	2,587,804
3.15%, 05/19/27 (Call 04/19/27)(b)	2,792	2,596,783
3.45%, 04/23/29 (Call 01/23/29)	4,975	4,582,821
3.50%, 01/23/24 (Call 12/23/23)	3,056	3,009,396
3.90%, 04/29/24 (Call 03/29/24)	3,785	3,735,909
4.63%, 06/06/33 (Call 06/06/32)(a)	120	110,450
5.35%, 12/02/28	3,300	3,324,189
6.04%, 10/28/33	485	509,614
Regions Bank/Birmingham AL, 6.45%, 06/26/37	1,745	1,811,659
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	2,670	2,268,966
2.25%, 05/18/25 (Call 04/18/25)	3,295	3,085,669
7.38%, 12/10/37	1,318	1,507,858
Royal Bank of Canada
0.43%, 01/19/24	1,760	1,673,848
0.65%, 07/29/24	5,419	5,054,139
0.75%, 10/07/24	5,927	5,494,388
0.88%, 01/20/26	3,499	3,109,981
1.15%, 06/10/25(b)	3,781	3,461,657
1.15%, 07/14/26	4,827	4,250,656
1.20%, 04/27/26	5,160	4,592,245
1.40%, 11/02/26	5,110	4,498,384
1.60%, 01/21/25	1,275	1,192,023
Security	Par (000)	Value

Banks (continued)
2.05%, 01/21/27	$1,165	$1,046,916
2.25%, 11/01/24	7,125	6,785,066
2.30%, 11/03/31	5,430	4,382,390
2.55%, 07/16/24	4,806	4,630,821
3.38%, 04/14/25	1,630	1,578,443
3.63%, 05/04/27(b)	1,745	1,660,647
3.88%, 05/04/32	1,810	1,661,218
3.97%, 07/26/24	3,430	3,377,727
4.24%, 08/03/27	5,551	5,384,359
4.65%, 01/27/26	6,414	6,350,181
5.66%, 10/25/24	2,215	2,243,928
6.00%, 11/01/27	2,360	2,455,368
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1 day SOFR + 1.249%)(a)	2,440	2,117,554
3.24%, 10/05/26 (Call 08/05/26)	3,339	3,093,216
3.45%, 06/02/25 (Call 05/02/25)	3,749	3,576,359
3.50%, 06/07/24 (Call 05/07/24)	4,732	4,593,021
4.40%, 07/13/27 (Call 04/14/27)	3,648	3,502,700
4.50%, 07/17/25 (Call 04/17/25)	5,056	4,958,470
5.81%, 09/09/26 (Call 09/09/25)(a)	2,070	2,060,375
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (1 day SOFR + 0.787%)(a)	2,005	1,861,943
1.53%, 08/21/26 (Call 08/21/25)(a)	3,844	3,382,682
1.67%, 06/14/27 (Call 06/14/26), (1 day SOFR + 0.989%)(a)	3,752	3,175,055
2.47%, 01/11/28 (Call 01/11/27), (1 day SOFR + 1.220%)(a)	1,780	1,516,418
2.90%, 03/15/32 (Call 03/15/31), (1 day SOFR + 1.475%)(a)	1,395	1,076,633
3.82%, 11/03/28 (Call 11/03/27), (3 mo. LIBOR US + 1.400%)(a)	5,368	4,737,904
6.83%, 11/21/26 (Call 11/21/25)(a)	1,050	1,060,196
Santander UK PLC, 4.00%, 03/13/24	3,612	3,561,865
Signature Bank/New York NY, 4.00%, 10/15/30 (Call 10/15/25)(a)	1,171	1,064,626
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1 day SOFR + 0.560%)(a)	2,660	2,357,771
1.75%, 02/06/26 (Call 02/06/25), (1 day SOFR + 0.441%)(a)(b)	785	730,380
2.20%, 02/07/28 (Call 02/07/27), (1 day SOFR + 0.730%)(a)(b)	2,100	1,885,044
2.20%, 03/03/31	430	349,207
2.35%, 11/01/25 (Call 11/01/24), (1 day SOFR + 0.940%)(a)	2,684	2,541,506
2.40%, 01/24/30	3,448	2,943,006
2.62%, 02/07/33 (Call 02/07/32), (1 day SOFR + 1.002%)(a)	2,045	1,683,751
2.65%, 05/19/26	3,311	3,128,200
2.90%, 03/30/26 (Call 03/30/25), (1 day SOFR + 2.600%)(a)	2,479	2,355,323
3.03%, 11/01/34 (Call 11/01/29), (1 day SOFR + 1.490%)(a)	35	29,665
3.15%, 03/30/31 (Call 03/30/30), (1 day SOFR + 2.650%)(a)	1,891	1,664,175
3.30%, 12/16/24	3,362	3,288,507
3.55%, 08/18/25	3,882	3,780,796

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(a) $	2,404	$2,374,815
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(a)	1,088	1,036,472
4.16%, 08/04/33 (Call 08/04/32)(a)	1,475	1,373,299
4.42%, 05/13/33 (Call 05/13/32)(a)	630	601,549
5.75%, 11/04/26	1,485	1,516,809
5.82%, 11/04/28	575	594,470
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	2,115	2,057,726
3.65%, 07/23/25	3,800	3,662,440
3.95%, 01/10/24	3,365	3,315,400
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	890	785,158
1.40%, 09/17/26	5,915	5,159,773
1.47%, 07/08/25	1,489	1,357,655
1.71%, 01/12/31	3,080	2,336,026
1.90%, 09/17/28	5,370	4,456,939
2.13%, 07/08/30	3,090	2,456,828
2.14%, 09/23/30	2,421	1,876,081
2.17%, 01/14/27	836	742,987
2.22%, 09/17/31	2,720	2,128,046
2.30%, 01/12/41	650	415,025
2.35%, 01/15/25	1,644	1,553,942
2.45%, 09/27/24	2,951	2,807,050
2.47%, 01/14/29(b)	1,555	1,316,681
2.63%, 07/14/26	8,108	7,463,090
2.70%, 07/16/24	8,630	8,271,596
2.72%, 09/27/29	1,381	1,171,102
2.75%, 01/15/30	4,280	3,618,312
2.93%, 09/17/41(b)	3,200	2,165,664
3.01%, 10/19/26	5,248	4,862,062
3.04%, 07/16/29	8,020	6,989,751
3.05%, 01/14/42(b)	2,185	1,554,780
3.20%, 09/17/29	1,626	1,402,409
3.35%, 10/18/27	3,189	2,942,618
3.36%, 07/12/27	2,606	2,414,329
3.45%, 01/11/27	3,027	2,832,455
3.54%, 01/17/28	3,726	3,428,777
3.78%, 03/09/26	6,204	5,981,152
3.94%, 07/19/28	3,539	3,286,775
4.31%, 10/16/28(b)	3,312	3,122,421
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	1,695	1,473,497
1.80%, 02/02/31 (Call 11/02/30)	2,663	1,904,205
2.10%, 05/15/28 (Call 03/15/28)(b)	746	611,698
3.13%, 06/05/30 (Call 03/05/30)	2,744	2,244,345
3.50%, 01/29/25(b)	2,847	2,738,928
4.35%, 04/29/28 (Call 04/29/27)(a)	1,445	1,367,794
4.57%, 04/29/33 (Call 04/29/32)(a)	1,465	1,307,425
Synchrony Bank
5.40%, 08/22/25 (Call 07/22/25)	2,650	2,595,198
5.63%, 08/23/27 (Call 07/23/27)	4,130	3,998,377
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)	65	64,072
Toronto-Dominion Bank (The)
0.55%, 03/04/24	4,330	4,100,856
0.70%, 09/10/24	4,845	4,496,499
0.75%, 09/11/25	1,095	979,335
0.75%, 01/06/26	6,200	5,474,042
Security	Par (000)	Value

Banks (continued)
1.15%, 06/12/25	$2,330	$2,123,632
1.20%, 06/03/26	5,840	5,160,750
1.25%, 12/13/24	3,158	2,933,624
1.25%, 09/10/26	5,898	5,185,404
1.35%, 10/31/26 (Call 01/31/23)	75	65,959
1.45%, 01/10/25(b)	4,215	3,932,469
1.95%, 01/12/27	3,635	3,253,289
2.00%, 09/10/31	4,413	3,476,738
2.35%, 03/08/24	4,465	4,322,611
2.45%, 01/12/32	3,090	2,515,013
2.65%, 06/12/24	4,585	4,431,402
2.80%, 03/10/27	3,920	3,606,910
3.20%, 03/10/32	3,890	3,366,989
3.25%, 03/11/24	5,841	5,721,435
3.63%, 09/15/31 (Call 09/15/26)(a)	5,712	5,273,261
3.77%, 06/06/25	4,060	3,949,446
4.11%, 06/08/27	3,635	3,519,189
4.29%, 09/13/24	4,266	4,216,642
4.46%, 06/08/32	2,090	2,001,154
4.69%, 09/15/27	3,620	3,583,148
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	2,148	1,990,852
2.15%, 12/06/24 (Call 11/05/24)	5,336	5,072,562
2.25%, 03/11/30 (Call 12/11/29)	4,265	3,465,952
2.64%, 09/17/29 (Call 09/17/24)(a)	3,100	2,894,811
3.20%, 04/01/24 (Call 03/01/24)	4,351	4,256,496
3.30%, 05/15/26 (Call 04/15/26)	4,444	4,169,716
3.63%, 09/16/25 (Call 08/16/25)	5,064	4,863,921
3.80%, 10/30/26 (Call 09/30/26)	2,026	1,924,011
4.05%, 11/03/25 (Call 09/03/25)	2,800	2,755,116
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	3,447	2,915,231
1.20%, 08/05/25 (Call 07/03/25)	2,654	2,414,795
1.27%, 03/02/27 (Call 03/02/26), (1 day SOFR + 0.609%)(a)	1,640	1,454,139
1.89%, 06/07/29 (Call 06/07/28), (1 day SOFR + 0.862%)(a)	3,630	3,061,106
1.95%, 06/05/30 (Call 03/05/30)	750	611,558
2.50%, 08/01/24 (Call 07/01/24)	4,898	4,707,566
2.85%, 10/26/24 (Call 09/26/24)	4,539	4,380,317
3.70%, 06/05/25 (Call 05/05/25)	3,819	3,717,835
3.75%, 12/06/23 (Call 11/06/23)	4,903	4,849,557
3.88%, 03/19/29 (Call 02/16/29)	2,471	2,288,146
4.00%, 05/01/25 (Call 03/01/25)	2,987	2,935,355
4.12%, 06/06/28 (Call 06/06/27)(a)(b)	3,060	2,899,534
4.26%, 07/28/26 (Call 07/28/25)(a)	3,821	3,756,119
4.92%, 07/28/33 (Call 07/28/32)(a)	4,065	3,833,620
5.90%, 10/28/26 (Call 10/28/25)(a)	4,765	4,834,617
6.12%, 10/28/33	4,803	5,061,738
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	1,541	1,203,706
1.45%, 05/12/25 (Call 04/11/25)	5,576	5,177,539
2.22%, 01/27/28 (Call 01/27/27), (1 day SOFR + 0.730%)(a)	3,205	2,871,039
2.40%, 07/30/24 (Call 06/28/24)	5,018	4,844,779
2.49%, 11/03/36 (Call 11/03/31)(a)	3,710	2,876,215
2.68%, 01/27/33 (Call 01/27/32), (1 day SOFR + 1.020%)(a)	2,985	2,469,550
3.00%, 07/30/29 (Call 04/30/29)	2,518	2,236,563
3.10%, 04/27/26 (Call 03/27/26)	3,608	3,428,610

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.38%, 02/05/24 (Call 01/05/24)	$5,018	$4,941,475
3.60%, 09/11/24 (Call 08/11/24)	4,330	4,258,555
3.70%, 01/30/24 (Call 12/29/23)	3,434	3,393,754
3.90%, 04/26/28 (Call 03/24/28)	4,324	4,169,417
3.95%, 11/17/25 (Call 10/17/25)	2,526	2,480,734
4.55%, 07/22/28 (Call 07/22/27)(a)	5,470	5,330,734
4.97%, 07/22/33 (Call 07/22/32)(a)	5,660	5,393,018
5.73%, 10/21/26	4,960	5,064,011
5.85%, 10/21/33	3,775	3,938,533
Series V, 2.38%, 07/22/26 (Call 06/22/26)	4,837	4,475,144
Series X, 3.15%, 04/27/27 (Call 03/27/27)	4,492	4,246,467
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	2,803	2,653,236
2.80%, 01/27/25 (Call 12/27/24)(b)	3,812	3,677,170
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (1 day SOFR + 2.360%)(a)	440	391,846
Wachovia Corp.
5.50%, 08/01/35	6,666	6,588,541
7.57%, 08/01/26(e)	355	384,657
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	1,610	1,464,649
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (1 day SOFR + 0.510%)(a)	3,902	3,636,976
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(a)	11,838	11,034,437
2.19%, 04/30/26 (Call 04/30/25), (1 day SOFR + 2.000%)(a)	8,296	7,723,991
2.39%, 06/02/28 (Call 06/02/27), (1 day SOFR + 2.100%)(a)	8,706	7,696,626
2.41%, 10/30/25 (Call 10/30/24), (1 day SOFR + 1.087%)(a)	11,025	10,403,190
2.57%, 02/11/31 (Call 02/11/30), (1 day SOFR + 1.262%)(a)	10,445	8,756,775
2.88%, 10/30/30 (Call 10/30/29), (3 mo. SOFR + 1.432%)(a)	12,206	10,508,634
3.00%, 02/19/25	8,897	8,572,259
3.00%, 04/22/26	12,860	12,092,387
3.00%, 10/23/26	12,958	12,101,865
3.07%, 04/30/41 (Call 04/30/40), (1 day SOFR + 2.530%)(a)	13,000	9,639,110
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(a)	9,798	9,121,644
3.30%, 09/09/24	9,524	9,284,757
3.35%, 03/02/33 (Call 03/02/32), (1 day SOFR + 1.500%)(a)	8,635	7,383,184
3.53%, 03/24/28 (Call 03/24/27), (1 day SOFR + 1.510%)(a)	10,480	9,737,806
3.55%, 09/29/25	9,140	8,855,198
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(a)	13,624	12,652,609
3.75%, 01/24/24 (Call 12/22/23)	6,362	6,275,986
3.90%, 05/01/45	5,101	4,107,478
3.91%, 04/25/26 (Call 04/25/25), (1 day SOFR + 1.320%)(a)	9,005	8,722,513
4.10%, 06/03/26	8,367	8,137,828
4.15%, 01/24/29 (Call 10/24/28)	6,497	6,133,688
4.30%, 07/22/27	6,031	5,828,660
4.40%, 06/14/46	7,662	6,274,795
4.48%, 01/16/24	4,836	4,813,416
Security	Par (000)	Value

Banks (continued)
4.48%, 04/04/31 (Call 04/04/30), (1 day SOFR + 4.032%)(a)	$7,104	$6,750,221
4.54%, 08/15/26 (Call 08/15/25)(a)	3,790	3,709,159
4.61%, 04/25/53 (Call 04/25/52)(a)	10,345	9,187,808
4.65%, 11/04/44	7,743	6,740,359
4.75%, 12/07/46	7,390	6,344,093
4.81%, 07/25/28 (Call 07/25/27)(a)	7,205	7,036,763
4.90%, 07/25/33 (Call 07/25/32)(a)	12,930	12,458,831
4.90%, 11/17/45	7,503	6,620,947
5.01%, 04/04/51 (Call 04/04/50), (1 day SOFR + 4.502%)(a)	17,601	16,534,203
5.38%, 02/07/35	645	638,556
5.38%, 11/02/43	5,533	5,268,799
5.61%, 01/15/44	8,778	8,587,254
5.95%, 12/01/86	1,835	1,741,121
Series B, 7.95%, 11/15/29(b)	279	299,719
Wells Fargo Bank NA
5.85%, 02/01/37	2,291	2,344,289
5.95%, 08/26/36	2,342	2,382,423
6.60%, 01/15/38	2,971	3,276,924
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (1 day SOFR + 2.250%)(a)	1,972	1,672,493
Westpac Banking Corp.
1.02%, 11/18/24	3,390	3,149,547
1.15%, 06/03/26	5,665	5,027,121
1.95%, 11/20/28	5,005	4,277,824
2.15%, 06/03/31(b)	5,385	4,468,042
2.35%, 02/19/25	4,422	4,200,281
2.65%, 01/16/30	4,374	3,826,550
2.67%, 11/15/35 (Call 11/15/30)(a)	2,499	1,834,866
2.70%, 08/19/26	4,001	3,748,857
2.85%, 05/13/26	5,870	5,534,823
2.89%, 02/04/30 (Call 02/04/25)(a)	5,873	5,346,251
2.96%, 11/16/40(b)	2,346	1,539,797
3.02%, 11/18/36 (Call 11/18/31)(a)	4,420	3,248,965
3.13%, 11/18/41(b)	2,819	1,859,976
3.30%, 02/26/24	5,669	5,580,960
3.35%, 03/08/27	3,945	3,747,119
3.40%, 01/25/28(b)	4,435	4,194,135
3.74%, 08/26/25	50	48,827
4.04%, 08/26/27(b)	500	488,630
4.11%, 07/24/34 (Call 07/24/29)(a)	5,551	4,728,619
4.32%, 11/23/31 (Call 11/23/26)(a)	5,608	5,113,038
4.42%, 07/24/39	4,422	3,600,790
5.35%, 10/18/24	100	100,851
5.41%, 08/10/33 (Call 08/10/32)(a)	1,100	1,010,042
5.46%, 11/18/27	6,200	6,381,598
Wintrust Financial Corp., 4.85%, 06/06/29	485	443,537
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	1,603	1,332,975
		4,570,554,729
Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	12,924	12,549,721
4.70%, 02/01/36 (Call 08/01/35)	18,712	17,988,407
4.90%, 02/01/46 (Call 08/01/45)	31,046	29,086,997
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43(b)	2,345	2,016,559
4.63%, 02/01/44	3,533	3,217,503
4.70%, 02/01/36 (Call 08/01/35)	3,371	3,212,327

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.90%, 02/01/46 (Call 08/01/45)	$4,434	$4,136,346
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	2,251	2,077,650
3.75%, 07/15/42	3,494	2,894,709
4.00%, 04/13/28 (Call 01/13/28)	9,789	9,486,911
4.35%, 06/01/40 (Call 12/01/39)	3,669	3,316,703
4.38%, 04/15/38 (Call 10/15/37)	3,733	3,437,869
4.44%, 10/06/48 (Call 04/06/48)	6,167	5,425,603
4.50%, 06/01/50 (Call 12/01/49)	6,916	6,267,832
4.60%, 04/15/48 (Call 10/15/47)	5,696	5,182,904
4.60%, 06/01/60 (Call 12/01/59)	2,048	1,845,678
4.75%, 01/23/29 (Call 10/23/28)	13,037	13,038,695
4.75%, 04/15/58 (Call 10/15/57)	5,622	5,142,275
4.90%, 01/23/31 (Call 10/23/30)	2,694	2,739,933
4.95%, 01/15/42	4,682	4,487,463
5.45%, 01/23/39 (Call 07/23/38)	7,155	7,312,696
5.55%, 01/23/49 (Call 07/23/48)	13,630	13,970,341
5.80%, 01/23/59 (Call 07/23/58)	7,206	7,596,205
5.88%, 06/15/35(b)	620	652,556
8.00%, 11/15/39	1,390	1,734,428
8.20%, 01/15/39	4,636	5,918,457
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	230	224,931
4.00%, 04/15/38 (Call 10/15/37)	821	733,383
4.50%, 07/15/45 (Call 01/15/45)	1,490	1,388,844
Coca-Cola Co. (The)
1.00%, 03/15/28	1,654	1,402,609
1.38%, 03/15/31	1,595	1,262,937
1.45%, 06/01/27	1,837	1,635,022
1.50%, 03/05/28(b)	2,160	1,882,440
1.65%, 06/01/30	3,974	3,294,963
1.75%, 09/06/24(b)	4,653	4,464,833
2.00%, 03/05/31	2,224	1,858,908
2.13%, 09/06/29	5,288	4,605,954
2.25%, 01/05/32(b)	8,510	7,180,227
2.50%, 06/01/40	2,968	2,201,247
2.50%, 03/15/51(b)	4,750	3,185,398
2.60%, 06/01/50	4,964	3,435,336
2.75%, 06/01/60(b)	3,881	2,661,745
2.88%, 05/05/41	5,935	4,658,856
2.90%, 05/25/27	3,273	3,108,761
3.00%, 03/05/51	2,505	1,883,059
3.38%, 03/25/27	2,437	2,362,525
3.45%, 03/25/30	5,858	5,476,234
4.20%, 03/25/50	903	846,653
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	3,222	3,129,947
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	1,980	1,531,332
2.75%, 01/22/30 (Call 10/22/29)(b)	2,438	2,151,657
5.25%, 11/26/43(b)	2,427	2,320,892
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	350	280,007
2.88%, 05/01/30 (Call 02/01/30)	1,540	1,328,358
3.15%, 08/01/29 (Call 05/01/29)	3,337	2,964,157
3.50%, 05/09/27 (Call 02/09/27)	1,980	1,867,892
3.60%, 05/09/24	1,820	1,785,329
3.60%, 02/15/28 (Call 11/15/27)	1,550	1,448,770
3.70%, 12/06/26 (Call 09/06/26)	2,670	2,560,797
3.75%, 05/01/50 (Call 11/01/49)	2,110	1,621,345
Security	Par (000)	Value

Beverages (continued)
4.10%, 02/15/48 (Call 08/15/47)	$1,531	$1,249,434
4.35%, 05/09/27 (Call 04/09/27)	2,380	2,325,498
4.40%, 11/15/25 (Call 09/15/25)	2,139	2,115,920
4.50%, 05/09/47 (Call 11/09/46)	2,325	1,993,153
4.65%, 11/15/28 (Call 08/15/28)	2,437	2,384,726
4.75%, 11/15/24	3,028	3,012,436
4.75%, 12/01/25	1,887	1,891,227
4.75%, 05/09/32 (Call 02/09/32)(b)	465	450,097
5.25%, 11/15/48 (Call 05/15/48)	1,860	1,771,780
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	2,956	2,708,908
2.00%, 04/29/30 (Call 01/29/30)	4,176	3,471,592
2.13%, 10/24/24 (Call 09/24/24)	3,635	3,458,593
2.13%, 04/29/32 (Call 01/29/32)	3,680	2,969,282
2.38%, 10/24/29 (Call 07/24/29)	2,010	1,726,711
3.88%, 05/18/28 (Call 02/18/28)	1,426	1,368,946
3.88%, 04/29/43 (Call 10/29/42)	2,262	1,908,427
5.20%, 10/24/25	3,485	3,534,034
5.30%, 10/24/27	3,150	3,246,296
5.50%, 01/24/33 (Call 10/24/32)	2,150	2,270,873
5.88%, 09/30/36	2,735	2,937,746
Diageo Investment Corp.
4.25%, 05/11/42	722	642,537
7.45%, 04/15/35	1,985	2,383,528
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	9,687	6,854,231
4.38%, 05/10/43	1,066	886,805
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 01/03/23)	4,319	4,084,435
2.25%, 03/15/31 (Call 12/15/30)	2,938	2,379,780
2.55%, 09/15/26 (Call 06/15/26)	2,073	1,904,071
3.13%, 12/15/23 (Call 10/15/23)	3,414	3,348,007
3.20%, 05/01/30 (Call 02/01/30)	1,094	963,956
3.35%, 03/15/51 (Call 09/15/50)	2,540	1,784,071
3.40%, 11/15/25 (Call 08/15/25)	2,739	2,646,750
3.43%, 06/15/27 (Call 03/15/27)	2,718	2,553,099
3.80%, 05/01/50 (Call 11/01/49)	1,655	1,267,498
3.95%, 04/15/29 (Call 02/15/29)	3,445	3,252,011
4.05%, 04/15/32 (Call 01/15/32)	2,545	2,343,563
4.42%, 05/25/25 (Call 03/25/25)	850	848,275
4.42%, 12/15/46 (Call 06/15/46)	1,714	1,440,566
4.50%, 11/15/45 (Call 05/15/45)(b)	3,085	2,666,242
4.50%, 04/15/52 (Call 10/15/51)	1,300	1,105,273
4.60%, 05/25/28 (Call 02/25/28)	100	99,528
5.09%, 05/25/48 (Call 11/25/47)	50	46,542
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	3,881	3,643,599
4.20%, 07/15/46 (Call 01/15/46)	6,602	5,307,018
5.00%, 05/01/42	4,112	3,706,022
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	2,780	2,229,810
1.63%, 05/01/30 (Call 02/01/30)	4,333	3,595,653
1.95%, 10/21/31 (Call 07/21/31)	5,300	4,364,285
2.25%, 03/19/25 (Call 02/19/25)	7,026	6,713,484
2.38%, 10/06/26 (Call 07/06/26)(b)	3,994	3,745,254
2.63%, 03/19/27 (Call 01/19/27)	2,473	2,307,383
2.63%, 07/29/29 (Call 04/29/29)	4,603	4,115,312
2.63%, 10/21/41 (Call 04/21/41)	3,900	2,955,888
2.75%, 04/30/25 (Call 01/30/25)	1,876	1,802,498
2.75%, 03/19/30 (Call 12/19/29)	6,338	5,647,855

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.75%, 10/21/51 (Call 04/21/51)	$3,405	$2,462,019
2.85%, 02/24/26 (Call 11/24/25)	3,180	3,053,690
2.88%, 10/15/49 (Call 04/15/49)	3,382	2,512,217
3.00%, 10/15/27 (Call 07/15/27)	5,331	5,054,748
3.38%, 07/29/49 (Call 01/29/49)	2,010	1,635,477
3.45%, 10/06/46 (Call 04/06/46)	3,479	2,871,601
3.50%, 07/17/25 (Call 04/17/25)	3,471	3,401,441
3.60%, 03/01/24 (Call 12/01/23)	4,702	4,642,943
3.60%, 02/18/28 (Call 01/18/28)	2,930	2,840,371
3.60%, 08/13/42	460	391,920
3.63%, 03/19/50 (Call 09/19/49)	3,469	2,957,531
3.88%, 03/19/60 (Call 09/19/59)	230	206,269
3.90%, 07/18/32 (Call 04/18/32)	5,040	4,839,811
4.00%, 03/05/42	740	671,602
4.00%, 05/02/47 (Call 11/02/46)	1,035	918,883
4.20%, 07/18/52 (Call 01/18/52)	1,780	1,667,201
4.25%, 10/22/44 (Call 04/22/44)	100	91,084
4.45%, 04/14/46 (Call 10/14/45)	1,080	1,047,514
4.88%, 11/01/40	515	527,849
7.00%, 03/01/29	2,635	2,999,526
		442,706,321
Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	7,515	6,386,623
1.90%, 02/21/25 (Call 01/21/25)	2,187	2,063,391
2.00%, 01/15/32 (Call 10/15/31)	5,210	4,152,162
2.20%, 02/21/27 (Call 12/21/26)	2,472	2,249,594
2.30%, 02/25/31 (Call 11/25/30)	7,406	6,179,122
2.45%, 02/21/30 (Call 11/21/29)	2,052	1,760,657
2.60%, 08/19/26 (Call 05/19/26)(b)	5,684	5,294,305
2.77%, 09/01/53 (Call 03/01/53)	5,759	3,570,177
2.80%, 08/15/41 (Call 02/15/41)	5,900	4,234,725
3.00%, 02/22/29 (Call 12/22/28)	535	484,154
3.00%, 01/15/52 (Call 07/15/51)	7,185	4,779,821
3.13%, 05/01/25 (Call 02/01/25)(b)	5,002	4,840,335
3.15%, 02/21/40 (Call 08/21/39)	6,107	4,674,359
3.20%, 11/02/27 (Call 08/02/27)(b)	2,647	2,495,036
3.35%, 02/22/32 (Call 11/22/31)(b)	2,536	2,267,184
3.38%, 02/21/50 (Call 08/21/49)	6,460	4,704,883
3.63%, 05/22/24 (Call 02/22/24)	6,585	6,482,472
4.05%, 08/18/29 (Call 06/18/29)	6,370	6,069,782
4.20%, 03/01/33 (Call 12/01/32)	5,660	5,336,474
4.20%, 02/22/52 (Call 08/22/51)	1,610	1,328,974
4.40%, 05/01/45 (Call 11/01/44)	9,354	8,075,308
4.40%, 02/22/62 (Call 08/22/61)	2,285	1,876,716
4.56%, 06/15/48 (Call 12/15/47)	6,794	6,024,647
4.66%, 06/15/51 (Call 12/15/50)	9,320	8,378,307
4.88%, 03/01/53 (Call 09/01/52)	2,255	2,059,537
4.95%, 10/01/41	3,712	3,520,015
5.15%, 11/15/41 (Call 05/15/41)	1,825	1,748,751
5.65%, 06/15/42 (Call 12/15/41)	470	469,328
6.38%, 06/01/37	440	482,478
6.40%, 02/01/39	480	521,026
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	2,198	2,161,052
5.25%, 06/23/45 (Call 12/23/44)	1,728	1,654,353
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	6,160	5,085,696
3.15%, 05/01/50 (Call 11/01/49)	7,341	5,040,110
3.25%, 02/15/51 (Call 08/15/50)	4,611	3,204,553
Security	Par (000)	Value

Biotechnology (continued)
4.05%, 09/15/25 (Call 06/15/25)	$5,439	$5,302,263
5.20%, 09/15/45 (Call 03/15/45)	447	426,192
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	915	848,937
3.70%, 03/15/32 (Call 12/15/31)	1,985	1,721,590
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	3,402	2,900,205
1.65%, 10/01/30 (Call 07/01/30)	3,662	2,951,169
2.60%, 10/01/40 (Call 04/01/40)(b)	3,941	2,823,451
2.80%, 10/01/50 (Call 04/01/50)	5,150	3,405,231
2.95%, 03/01/27 (Call 12/01/26)	3,380	3,163,038
3.50%, 02/01/25 (Call 11/01/24)	2,161	2,110,433
3.65%, 03/01/26 (Call 12/01/25)	5,923	5,746,968
3.70%, 04/01/24 (Call 01/01/24)	7,519	7,401,403
4.00%, 09/01/36 (Call 03/01/36)	2,678	2,401,952
4.15%, 03/01/47 (Call 09/01/46)	7,225	6,109,677
4.50%, 02/01/45 (Call 08/01/44)	5,315	4,809,756
4.60%, 09/01/35 (Call 03/01/35)	4,368	4,244,691
4.75%, 03/01/46 (Call 09/01/45)	8,563	7,883,098
4.80%, 04/01/44 (Call 10/01/43)	3,326	3,134,555
5.65%, 12/01/41 (Call 06/01/41)	2,537	2,630,767
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	4,045	3,198,503
5.75%, 12/13/27	4,100	4,128,372
5.80%, 12/12/25	4,100	4,120,869
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	5,297	4,163,866
2.80%, 09/15/50 (Call 03/15/50)	2,263	1,449,270
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	1,861	1,669,001
1.75%, 09/02/27 (Call 07/02/27)	2,586	2,200,945
2.15%, 09/02/31 (Call 06/02/31)	1,944	1,498,727
2.20%, 09/02/30 (Call 06/02/30)	1,964	1,556,902
3.30%, 09/02/40 (Call 03/02/40)	2,287	1,650,528
3.35%, 09/02/51 (Call 03/02/51)	2,875	1,858,687
3.55%, 09/02/50 (Call 03/02/50)(b)	4,377	2,928,870
		230,096,023
Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	676	638,408
2.49%, 02/15/27 (Call 12/15/26)	793	719,727
2.70%, 02/15/31 (Call 11/15/30)	2,955	2,474,931
2.72%, 02/15/30 (Call 11/15/29)	6,358	5,426,998
3.38%, 04/05/40 (Call 10/05/39)	6,005	4,677,715
3.58%, 04/05/50 (Call 10/05/49)	5,491	4,025,287
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	1,775	1,390,375
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	2,997	2,586,201
4.00%, 06/15/25 (Call 03/15/25)	820	794,957
4.00%, 03/25/32 (Call 12/25/31)	1,855	1,615,872
4.50%, 03/25/52 (Call 09/25/51)	1,990	1,478,391
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(e)	448	439,394
3.90%, 02/14/26 (Call 11/14/25)	991	968,068
4.50%, 02/15/47 (Call 08/15/46)	1,712	1,438,457
4.63%, 07/02/44 (Call 01/02/44)	2,370	2,069,010
4.95%, 07/02/64 (Call 01/02/64)(e)	1,730	1,458,632
5.13%, 09/14/45 (Call 03/14/45)	520	469,820
6.00%, 01/15/36	509	531,279

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)(b)	$2,460	$1,978,652
2.00%, 09/16/31 (Call 06/16/31)	2,485	1,970,307
4.90%, 12/01/32 (Call 09/01/32)	2,135	2,111,515
Lafarge SA, 7.13%, 07/15/36	850	922,990
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	1,455	1,318,521
1.70%, 08/01/27 (Call 06/01/27)	1,053	903,843
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	1,375	1,120,419
3.20%, 07/15/51 (Call 01/15/51)	1,410	975,114
3.45%, 06/01/27 (Call 03/01/27)	1,113	1,043,193
3.50%, 12/15/27 (Call 09/15/27)	3,009	2,811,760
4.25%, 07/02/24 (Call 04/02/24)	550	542,234
4.25%, 12/15/47 (Call 06/15/47)	2,895	2,376,332
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	2,771	2,314,644
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	2,292	1,905,087
2.00%, 10/01/30 (Call 07/01/30)	1,609	1,259,219
2.00%, 02/15/31 (Call 11/15/30)	910	710,119
3.13%, 02/15/51 (Call 08/15/50)	1,395	884,904
3.50%, 11/15/27 (Call 08/15/27)	1,823	1,677,251
4.50%, 05/15/47 (Call 11/15/46)(b)	1,800	1,448,334
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(b)	1,700	1,460,895
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	3,203	3,012,934
3.88%, 06/01/30 (Call 03/01/30)	1,625	1,467,879
3.95%, 08/15/29 (Call 05/15/29)	2,378	2,165,098
4.20%, 12/01/24 (Call 09/01/24)	1,929	1,898,965
4.30%, 07/15/47 (Call 01/15/47)	2,266	1,800,201
4.40%, 01/30/48 (Call 07/30/47)	1,629	1,287,545
7.00%, 12/01/36	1,310	1,418,835
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	3,500	3,129,770
3.90%, 04/01/27 (Call 01/01/27)	1,046	999,620
4.50%, 04/01/25 (Call 01/01/25)(b)	1,582	1,569,929
4.50%, 06/15/47 (Call 12/15/46)	2,939	2,511,140
4.70%, 03/01/48 (Call 09/01/47)(b)	1,593	1,388,825
		85,589,596
Chemicals — 0.4%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	3,301	3,031,176
1.85%, 05/15/27 (Call 03/15/27)	4,962	4,440,047
2.05%, 05/15/30 (Call 02/15/30)	3,142	2,643,050
2.70%, 05/15/40 (Call 11/15/39)	1,771	1,342,205
2.80%, 05/15/50 (Call 11/15/49)(b)	3,672	2,609,617
3.35%, 07/31/24 (Call 04/30/24)	1,834	1,795,101
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)(b)	1,640	1,606,659
5.05%, 06/01/32 (Call 03/01/32)	345	331,783
5.45%, 12/01/44 (Call 06/01/44)(b)	1,190	1,108,925
5.65%, 06/01/52 (Call 12/01/51)	75	70,397
Cabot Corp.
4.00%, 07/01/29 (Call 04/01/29)	500	449,370
5.00%, 06/30/32 (Call 03/30/32)	1,965	1,831,832
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	2,075	1,721,773
3.50%, 05/08/24 (Call 04/08/24)	2,448	2,377,351
Security	Par (000)	Value

Chemicals (continued)
5.90%, 07/05/24	$2,380	$2,365,768
6.05%, 03/15/25	5,245	5,219,719
6.17%, 07/15/27 (Call 06/15/27)	6,980	6,836,282
6.33%, 07/15/29 (Call 05/15/29)	1,845	1,774,816
6.38%, 07/15/32 (Call 04/15/32)	3,105	2,964,623
CF Industries Inc.
4.95%, 06/01/43	2,620	2,283,409
5.15%, 03/15/34	2,866	2,742,017
5.38%, 03/15/44	2,425	2,218,414
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(b)	756	604,974
3.60%, 11/15/50 (Call 05/15/50)	1,346	966,320
4.25%, 10/01/34 (Call 04/01/34)	3,272	2,889,634
4.38%, 11/15/42 (Call 05/15/42)	4,697	3,931,013
4.63%, 10/01/44 (Call 04/01/44)	2,335	1,953,134
4.80%, 11/30/28 (Call 08/30/28)	2,582	2,552,255
4.80%, 05/15/49 (Call 11/15/48)	2,635	2,233,004
5.25%, 11/15/41 (Call 05/15/41)	3,171	2,952,582
5.55%, 11/30/48 (Call 05/30/48)	2,928	2,772,143
6.30%, 03/15/33	500	521,360
6.90%, 05/15/53 (Call 11/15/52)	620	674,281
7.38%, 11/01/29	2,789	3,083,686
9.40%, 05/15/39	1,782	2,353,256
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	9,183	9,125,698
4.73%, 11/15/28 (Call 08/15/28)	7,942	7,909,438
5.32%, 11/15/38 (Call 05/15/38)	5,015	4,900,758
5.42%, 11/15/48 (Call 05/15/48)	6,399	6,198,647
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	4,604	4,497,970
4.50%, 12/01/28 (Call 09/01/28)(b)	758	722,526
4.65%, 10/15/44 (Call 04/15/44)	3,168	2,611,636
4.80%, 09/01/42 (Call 03/01/42)	1,592	1,355,636
Ecolab Inc.
0.90%, 12/15/23 (Call 01/03/23)	470	451,167
1.30%, 01/30/31 (Call 10/30/30)	4,510	3,485,463
1.65%, 02/01/27 (Call 01/01/27)(b)	455	404,991
2.13%, 02/01/32 (Call 11/01/31)(b)	2,850	2,304,339
2.13%, 08/15/50 (Call 02/15/50)(b)	1,068	620,124
2.70%, 11/01/26 (Call 08/01/26)	3,429	3,204,675
2.70%, 12/15/51 (Call 06/15/51)	2,000	1,291,420
2.75%, 08/18/55 (Call 02/18/55)	5,669	3,567,275
3.25%, 12/01/27 (Call 09/01/27)	1,415	1,329,888
3.95%, 12/01/47 (Call 06/01/47)(b)	610	508,459
4.80%, 03/24/30 (Call 12/24/29)	1,678	1,676,087
5.25%, 01/15/28	2,030	2,074,477
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	5,115	4,738,843
2.30%, 07/15/30 (Call 04/15/30)	3,147	2,653,047
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	1,908	1,786,098
3.45%, 10/01/29 (Call 07/01/29)	1,786	1,590,737
4.10%, 02/01/24 (Call 11/01/23)	2,183	2,152,656
4.50%, 10/01/49 (Call 04/01/49)	1,890	1,527,782
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	2,390	1,892,689
4.50%, 05/01/29 (Call 02/01/29)	3,495	3,168,252
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	2,260	1,780,496
4.45%, 09/26/28 (Call 06/26/28)	1,405	1,325,365

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
5.00%, 09/26/48 (Call 03/26/48)	$2,217	$1,910,677
Linde Inc., 4.80%, 12/05/24	25	25,068
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	4,642	3,596,297
2.00%, 08/10/50 (Call 02/10/50)	1,845	1,065,100
2.65%, 02/05/25 (Call 11/05/24)(b)	4,725	4,542,284
3.20%, 01/30/26 (Call 10/30/25)	3,194	3,092,175
3.55%, 11/07/42 (Call 05/07/42)	1,827	1,504,535
4.70%, 12/05/25	25	25,091
Lubrizol Corp. (The), 6.50%, 10/01/34	212	244,773
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	3,775	3,195,990
5.25%, 07/15/43	509	452,226
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	75	69,451
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	1,875	1,672,800
2.25%, 10/01/30 (Call 07/01/30)	1,646	1,315,714
3.38%, 10/01/40 (Call 04/01/40)	2,813	2,036,190
3.63%, 04/01/51 (Call 10/01/50)	4,916	3,362,446
3.80%, 10/01/60 (Call 04/01/60)	3,476	2,288,772
4.20%, 10/15/49 (Call 04/15/49)	2,573	1,931,474
4.20%, 05/01/50 (Call 11/01/49)	3,852	2,897,744
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	3,702	2,932,872
5.75%, 04/15/24 (Call 01/15/24)	2,117	2,124,960
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	1,160	1,097,279
4.88%, 11/15/41 (Call 05/15/41)	1,090	925,977
5.45%, 11/15/33 (Call 05/15/33)	1,517	1,474,918
5.63%, 11/15/43 (Call 05/15/43)	923	870,564
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	1,681	1,327,519
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	1,099	946,536
3.00%, 04/01/25 (Call 01/01/25)	2,165	2,068,636
3.95%, 05/13/50 (Call 11/13/49)	1,370	1,076,902
4.00%, 12/15/26 (Call 09/15/26)	1,564	1,503,833
4.13%, 03/15/35 (Call 09/15/34)	2,350	2,060,221
4.20%, 04/01/29 (Call 01/01/29)	2,770	2,621,916
4.90%, 06/01/43 (Call 12/01/42)	2,419	2,169,529
5.00%, 04/01/49 (Call 10/01/48)	2,514	2,312,352
5.25%, 01/15/45 (Call 07/15/44)	1,712	1,592,417
5.63%, 12/01/40	951	928,195
5.88%, 12/01/36	2,029	2,078,142
5.90%, 11/07/24	840	849,500
5.95%, 11/07/25	2,000	2,040,340
6.13%, 01/15/41 (Call 07/15/40)	135	139,518
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	4,480	3,993,696
2.40%, 08/15/24 (Call 07/15/24)	1,417	1,356,097
2.55%, 06/15/30 (Call 03/15/30)(b)	1,117	948,601
2.80%, 08/15/29 (Call 05/15/29)	1,665	1,451,147
3.75%, 03/15/28 (Call 12/15/27)	4,086	3,880,965
Rohm & Haas Co., 7.85%, 07/15/29	2,279	2,557,881
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	1,680	1,340,321
3.75%, 03/15/27 (Call 12/15/26)	2,560	2,401,715
4.25%, 01/15/48 (Call 07/15/47)	956	730,193
4.55%, 03/01/29 (Call 12/01/28)(b)	1,592	1,483,585
5.25%, 06/01/45 (Call 12/01/44)	1,250	1,092,075
Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	$1,972	$1,564,013
2.30%, 05/15/30 (Call 02/15/30)	2,213	1,835,750
2.90%, 03/15/52 (Call 09/15/51)	2,170	1,405,162
2.95%, 08/15/29 (Call 05/15/29)	2,827	2,490,559
3.13%, 06/01/24 (Call 04/01/24)	2,122	2,066,319
3.30%, 05/15/50 (Call 11/15/49)(b)	1,900	1,343,490
3.45%, 08/01/25 (Call 05/01/25)	2,345	2,259,103
3.45%, 06/01/27 (Call 03/01/27)	5,495	5,164,201
3.80%, 08/15/49 (Call 02/15/49)	1,915	1,463,960
3.95%, 01/15/26 (Call 10/15/25)	2,276	2,222,560
4.00%, 12/15/42 (Call 06/15/42)	1,090	868,763
4.05%, 08/08/24	15	14,769
4.25%, 08/08/25(b)	2,180	2,147,823
4.50%, 06/01/47 (Call 12/01/46)	4,393	3,813,651
4.55%, 08/01/45 (Call 02/01/45)	707	602,534
Westlake Corp.
0.88%, 08/15/24 (Call 01/03/23)	1,485	1,377,174
2.88%, 08/15/41 (Call 02/15/41)(b)	393	263,463
3.13%, 08/15/51 (Call 02/15/51)	2,405	1,542,663
3.38%, 06/15/30 (Call 03/15/30)	1,535	1,329,494
3.38%, 08/15/61 (Call 02/15/61)(b)	2,420	1,463,495
3.60%, 08/15/26 (Call 05/15/26)	3,779	3,551,693
4.38%, 11/15/47 (Call 05/15/47)	555	425,213
5.00%, 08/15/46 (Call 02/15/46)	3,705	3,164,255
		292,095,931
Commercial Services — 0.3%
American University (The), Series 2019, 3.67%, 04/01/49	1,790	1,407,101
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	5,952	4,747,970
1.70%, 05/15/28 (Call 03/15/28)	3,130	2,756,998
3.38%, 09/15/25 (Call 06/15/25)	4,381	4,275,900
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	2,783	2,380,216
3.88%, 08/15/30 (Call 05/15/30)	1,463	1,294,901
5.25%, 10/01/25 (Call 07/01/25)	1,034	1,030,443
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	1,850	1,334,886
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	1,770	1,125,578
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/19)	569	377,082
4.32%, 08/01/45	707	625,617
4.70%, 11/01/2111	1,594	1,347,552
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/21)	1,103	1,038,706
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	1,505	1,461,445
3.70%, 04/01/27 (Call 01/01/27)	5,037	4,878,637
4.00%, 05/01/32 (Call 02/01/32)	2,100	1,993,929
Claremont Mckenna College, 3.78%, 01/01/2122 (Call 07/01/21)(b)	495	322,874
Duke University
Series 2020, 2.68%, 10/01/44	836	614,753
Series 2020, 2.76%, 10/01/50(b)	1,253	839,259
Series 2020, 2.83%, 10/01/55	2,235	1,504,468
Emory University
Series 2020, 2.14%, 09/01/30 (Call 06/01/30)(b)	243	201,804
Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	1,868	1,287,687

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	$2,535	$1,963,738
2.60%, 12/01/24 (Call 11/01/24)	4,299	4,098,882
2.60%, 12/15/25 (Call 11/15/25)	1,567	1,453,314
3.10%, 05/15/30 (Call 02/15/30)	2,596	2,200,499
5.10%, 12/15/27 (Call 11/15/27)	1,850	1,825,321
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)(b)	910	575,120
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	2,257	1,368,126
George Washington University (The) 4.87%, 09/15/45	1,495	1,395,822
Series 2014, 4.30%, 09/15/44	610	528,955
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	3,021	2,551,416
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	1,199	753,308
Series A, 5.22%, 10/01/2118 (Call 04/01/18)	811	706,762
Series B, 4.32%, 04/01/49 (Call 10/01/48)	1,203	985,149
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	2,112	1,842,826
1.50%, 11/15/24 (Call 10/15/24)	810	750,505
2.15%, 01/15/27 (Call 12/15/26)	3,382	2,953,534
2.65%, 02/15/25 (Call 01/15/25)	2,448	2,300,777
2.90%, 05/15/30 (Call 02/15/30)	3,074	2,532,300
2.90%, 11/15/31 (Call 08/15/31)	2,664	2,117,427
3.20%, 08/15/29 (Call 05/15/29)	4,517	3,867,952
4.15%, 08/15/49 (Call 02/15/49)(b)	1,439	1,034,396
4.45%, 06/01/28 (Call 03/01/28)	1,840	1,721,320
4.80%, 04/01/26 (Call 01/01/26)	4,367	4,278,088
4.95%, 08/15/27 (Call 07/15/27)	875	850,430
5.30%, 08/15/29 (Call 06/15/29)	1,865	1,810,169
5.40%, 08/15/32 (Call 05/15/32)	1,675	1,610,697
5.95%, 08/15/52 (Call 02/15/52)	2,045	1,871,809
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	1,965	1,687,856
2.65%, 07/15/31 (Call 04/15/31)	2,792	2,071,636
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	843	656,444
Johns Hopkins University
4.71%, 07/01/32	800	803,936
Series 2013, 4.08%, 07/01/53	1,693	1,453,288
Series A, 2.81%, 01/01/60 (Call 07/01/59)	975	627,354
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	945	821,980
2.41%, 06/01/50 (Call 12/01/49)	1,690	1,101,948
3.65%, 05/01/48 (Call 11/01/47)	2,666	2,219,712
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	1,013	754,523
3.89%, 07/01/2116	473	354,140
3.96%, 07/01/38	629	576,623
4.68%, 07/01/2114	2,428	2,188,308
5.60%, 07/01/2111	2,890	3,098,542
Series F, 2.99%, 07/01/50 (Call 01/01/50)	2,121	1,567,907
Series G, 2.29%, 07/01/51 (Call 01/01/51)(b)	1,344	845,457
Moody's Corp.
2.00%, 08/19/31 (Call 05/19/31)(b)	2,772	2,212,195
2.55%, 08/18/60 (Call 02/18/60)	2,097	1,205,586
2.75%, 08/19/41 (Call 02/19/41)	2,540	1,800,911
3.10%, 11/29/61 (Call 05/29/61)	2,030	1,321,956
3.25%, 01/15/28 (Call 10/15/27)	1,999	1,848,595
3.25%, 05/20/50 (Call 11/20/49)	1,553	1,096,014
3.75%, 03/24/25 (Call 02/24/25)	770	751,274
Security	Par (000)	Value

Commercial Services (continued)
3.75%, 02/25/52 (Call 08/25/51)	$990	$773,942
4.25%, 02/01/29 (Call 11/01/28)	2,111	2,029,769
4.25%, 08/08/32 (Call 05/08/32)	1,125	1,061,111
4.88%, 02/15/24 (Call 11/15/23)(b)	2,444	2,439,430
4.88%, 12/17/48 (Call 06/17/48)	2,615	2,406,663
5.25%, 07/15/44	1,161	1,130,396
Northeastern University, Series 2020, 2.89%, 10/01/50	1,411	934,943
Northwestern University
4.64%, 12/01/44	960	926,794
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	1,084	820,133
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	1,629	1,079,017
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	4,434	4,125,349
2.30%, 06/01/30 (Call 03/01/30)(b)	3,429	2,846,447
2.40%, 10/01/24 (Call 09/01/24)	5,060	4,848,543
2.65%, 10/01/26 (Call 08/01/26)	4,076	3,792,433
2.85%, 10/01/29 (Call 07/01/29)	5,574	4,880,706
3.25%, 06/01/50 (Call 12/01/49)(b)	4,097	2,903,134
4.40%, 06/01/32 (Call 03/01/32)	3,640	3,468,192
5.05%, 06/01/52 (Call 12/01/51)(b)	2,785	2,601,914
5.25%, 06/01/62 (Call 12/01/61)	2,635	2,451,920
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	1,714	1,138,456
3.15%, 07/15/46 (Call 01/15/46)	1,035	802,591
3.30%, 07/15/56 (Call 01/15/56)	1,986	1,486,859
3.75%, 11/15/52 (Call 05/15/52)	110	93,170
4.88%, 10/15/40(b)	625	625,944
Quanta Services Inc.
0.95%, 10/01/24 (Call 01/03/23)	2,260	2,069,708
2.35%, 01/15/32 (Call 10/15/31)	1,626	1,258,996
2.90%, 10/01/30 (Call 07/01/30)	2,886	2,402,537
3.05%, 10/01/41 (Call 04/01/41)(b)	1,735	1,174,474
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,284	1,115,282
4.00%, 03/18/29 (Call 12/18/28)	4,802	4,524,636
4.75%, 05/20/32 (Call 02/20/32)	355	347,463
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	2,404	1,569,740
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	3,623	2,822,172
2.30%, 08/15/60 (Call 02/15/60)	2,165	1,247,235
2.45%, 03/01/27 (Call 02/01/27)(f)	1,525	1,403,869
2.50%, 12/01/29 (Call 09/01/29)	3,857	3,343,325
2.70%, 03/01/29 (Call 01/01/29)(f)	3,320	2,956,062
2.90%, 03/01/32 (Call 12/01/31)(f)	2,256	1,946,567
2.95%, 01/22/27 (Call 10/22/26)	3,085	2,914,184
3.25%, 12/01/49 (Call 06/01/49)(b)	3,713	2,745,763
3.70%, 03/01/52 (Call 09/01/51)(b)(f)	825	663,704
3.90%, 03/01/62 (Call 09/01/61)(f)	594	478,865
4.25%, 05/01/29 (Call 02/01/29)(f)	3,715	3,591,030
4.75%, 08/01/28 (Call 05/01/28)(f)	2,845	2,831,714
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	996	731,970
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)(b)	1,309	1,019,790
Trustees of Boston College, 3.13%, 07/01/52	1,518	1,085,370
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	1,537	1,291,387
Trustees of Princeton University (The)
4.20%, 03/01/52 (Call 09/01/51)(b)	380	346,127
5.70%, 03/01/39	2,370	2,587,400

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)(b)	$1,897	$1,280,323
Trustees of the University of Pennsylvania (The) 3.61%, 02/15/2119 (Call 08/15/18)	2,068	1,388,931
4.67%, 09/01/2112	70	60,540
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	1,173	749,418
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	605	414,994
4.00%, 10/01/53 (Call 04/01/53)	1,749	1,465,714
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	1,047	791,857
Series C, 2.55%, 04/01/50 (Call 10/01/49)(b)	1,696	1,145,699
University of Miami, 4.06%, 04/01/52	458	381,418
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	1,580	1,280,748
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	1,919	1,504,937
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	1,010	680,689
3.03%, 10/01/39	2,314	1,848,284
5.25%, 10/01/2111(b)	748	734,020
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	1,563	1,313,576
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	1,415	976,039
Series A, 3.23%, 10/01/2120 (Call 04/01/20)(b)	1,054	612,943
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	2,127	1,509,766
4.00%, 06/15/25 (Call 03/15/25)	943	923,631
4.13%, 03/15/29 (Call 12/15/28)	3,273	3,102,968
5.50%, 06/15/45 (Call 12/15/44)	1,690	1,594,092
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	2,656	2,157,522
4.35%, 04/15/2122 (Call 10/15/21)(b)	804	637,371
William Marsh Rice University
3.57%, 05/15/45	770	653,360
3.77%, 05/15/55	1,595	1,297,836
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	2,557	2,352,440
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	759	613,993
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)(b)	1,028	661,970
		248,134,938
Computers — 0.6%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	1,761	1,435,233
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	4,668	4,220,852
0.70%, 02/08/26 (Call 01/08/26)	5,430	4,849,587
1.13%, 05/11/25 (Call 04/11/25)	6,961	6,434,748
1.20%, 02/08/28 (Call 12/08/27)	4,707	4,046,043
1.25%, 08/20/30 (Call 05/20/30)	8,192	6,581,289
1.40%, 08/05/28 (Call 06/05/28)	6,965	5,979,104
1.65%, 05/11/30 (Call 02/11/30)	6,533	5,447,281
1.65%, 02/08/31 (Call 11/08/30)	4,140	3,393,972
1.70%, 08/05/31 (Call 05/05/31)	6,883	5,604,345
1.80%, 09/11/24 (Call 08/11/24)	2,642	2,525,039
2.05%, 09/11/26 (Call 07/11/26)	8,122	7,488,809
2.20%, 09/11/29 (Call 06/11/29)	4,135	3,624,493
2.38%, 02/08/41 (Call 08/08/40)	2,875	2,106,628
2.40%, 08/20/50 (Call 02/20/50)	2,346	1,558,401
2.45%, 08/04/26 (Call 05/04/26)	9,772	9,161,250
2.50%, 02/09/25	6,097	5,852,815
2.55%, 08/20/60 (Call 02/20/60)	10,452	6,757,845
2.65%, 05/11/50 (Call 11/11/49)(b)	7,126	4,923,211
2.65%, 02/08/51 (Call 08/08/50)	5,540	3,802,102
2.70%, 08/05/51 (Call 02/05/51)	8,049	5,583,028
Security	Par (000)	Value

Computers (continued)
2.75%, 01/13/25 (Call 11/13/24)	$2,368	$2,291,821
2.80%, 02/08/61 (Call 02/08/60)	3,040	2,042,485
2.85%, 05/11/24 (Call 03/11/24)	7,177	7,009,632
2.85%, 08/05/61 (Call 02/05/61)	2,380	1,622,494
2.90%, 09/12/27 (Call 06/12/27)	7,216	6,825,542
2.95%, 09/11/49 (Call 03/11/49)	7,598	5,584,606
3.00%, 02/09/24 (Call 12/09/23)	6,376	6,263,591
3.00%, 06/20/27 (Call 03/20/27)	4,965	4,743,611
3.00%, 11/13/27 (Call 08/13/27)	7,217	6,834,932
3.20%, 05/13/25	8,740	8,498,863
3.20%, 05/11/27 (Call 02/11/27)	6,207	5,961,327
3.25%, 02/23/26 (Call 11/23/25)	11,698	11,325,185
3.25%, 08/08/29 (Call 06/08/29)	9,085	8,524,456
3.35%, 02/09/27 (Call 11/09/26)	9,295	8,994,957
3.35%, 08/08/32 (Call 05/08/32)	6,680	6,159,227
3.45%, 05/06/24	9,505	9,361,950
3.45%, 02/09/45	7,881	6,543,279
3.75%, 09/12/47 (Call 03/12/47)	4,819	4,104,631
3.75%, 11/13/47 (Call 05/13/47)	5,627	4,835,563
3.85%, 05/04/43	7,978	7,125,710
3.85%, 08/04/46 (Call 02/04/46)	6,794	5,925,047
3.95%, 08/08/52 (Call 02/08/52)	6,715	5,849,235
4.10%, 08/08/62 (Call 02/08/62)	4,675	4,049,766
4.25%, 02/09/47 (Call 08/09/46)	5,486	5,159,473
4.38%, 05/13/45	5,963	5,669,680
4.45%, 05/06/44	2,782	2,723,161
4.50%, 02/23/36 (Call 08/23/35)	3,723	3,768,421
4.65%, 02/23/46 (Call 08/23/45)	11,824	11,571,558
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	1,850	1,633,587
2.30%, 09/14/31 (Call 06/14/31)	2,633	2,012,033
Dell Inc.
6.50%, 04/15/38	1,660	1,661,793
7.10%, 04/15/28(b)	1,720	1,816,440
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(b)(f)	3,345	2,308,485
3.45%, 12/15/51 (Call 06/15/51)(b)(f)	4,365	2,820,576
4.00%, 07/15/24 (Call 06/15/24)	85	83,403
4.90%, 10/01/26 (Call 08/01/26)	6,954	6,879,731
5.30%, 10/01/29 (Call 07/01/29)	6,150	6,054,491
5.85%, 07/15/25 (Call 06/15/25)	4,325	4,395,454
6.02%, 06/15/26 (Call 03/15/26)(b)	8,449	8,630,569
6.10%, 07/15/27 (Call 05/15/27)	2,770	2,851,410
6.20%, 07/15/30 (Call 04/15/30)	2,383	2,455,253
8.10%, 07/15/36 (Call 01/15/36)	2,302	2,658,165
8.35%, 07/15/46 (Call 01/15/46)	2,710	3,164,413
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)(b)	3,630	3,206,379
2.38%, 09/15/28 (Call 07/15/28)	3,202	2,747,636
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	3,460	3,042,966
2.20%, 03/15/31 (Call 12/15/30)	2,874	2,246,865
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	2,993	2,866,606
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	440	394,055
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	4,052	3,865,081
1.75%, 04/01/26 (Call 03/01/26)(b)	896	813,962
4.90%, 10/15/25 (Call 07/15/25)	5,416	5,409,988

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Computers (continued)
6.20%, 10/15/35 (Call 04/15/35)(b)	$2,965	$3,110,670
6.35%, 10/15/45 (Call 04/15/45)	4,492	4,612,475
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(b)	3,755	3,295,801
2.20%, 06/17/25 (Call 05/17/25)	5,416	5,054,861
2.65%, 06/17/31 (Call 03/17/31)	4,730	3,722,226
3.00%, 06/17/27 (Call 04/17/27)(b)	3,414	3,128,692
3.40%, 06/17/30 (Call 03/17/30)	2,943	2,529,538
4.00%, 04/15/29 (Call 02/15/29)	3,290	3,012,785
4.20%, 04/15/32 (Call 01/15/32)	3,155	2,764,727
4.75%, 01/15/28 (Call 12/15/27)	2,840	2,767,864
5.50%, 01/15/33 (Call 10/15/32)	2,795	2,669,532
6.00%, 09/15/41	2,032	1,983,618
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	5,006	4,416,093
1.95%, 05/15/30 (Call 02/15/30)	5,375	4,427,065
2.20%, 02/09/27 (Call 01/09/27)	1,425	1,291,406
2.72%, 02/09/32 (Call 11/09/31)(b)	2,110	1,787,824
2.85%, 05/15/40 (Call 11/15/39)	3,438	2,550,721
2.95%, 05/15/50 (Call 11/15/49)	3,279	2,192,962
3.00%, 05/15/24	10,649	10,384,798
3.30%, 05/15/26	9,821	9,377,975
3.30%, 01/27/27	2,420	2,297,016
3.43%, 02/09/52 (Call 08/09/51)	645	468,418
3.45%, 02/19/26	5,648	5,437,781
3.50%, 05/15/29	9,310	8,670,217
3.63%, 02/12/24	7,278	7,177,127
4.00%, 07/27/25	165	162,636
4.00%, 06/20/42	4,516	3,815,614
4.15%, 07/27/27 (Call 06/27/27)	3,035	2,978,792
4.15%, 05/15/39	7,764	6,845,829
4.25%, 05/15/49	7,880	6,721,167
4.40%, 07/27/32 (Call 04/27/32)(b)	3,025	2,917,945
4.70%, 02/19/46	2,839	2,555,753
4.90%, 07/27/52 (Call 01/27/52)	830	772,938
5.60%, 11/30/39	2,975	3,053,213
5.88%, 11/29/32	2,989	3,228,718
6.22%, 08/01/27	1,617	1,722,315
6.50%, 01/15/28	1,290	1,399,211
7.00%, 10/30/25	2,577	2,740,227
7.13%, 12/01/96(b)	1,465	1,790,904
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	2,920	2,376,763
2.70%, 10/15/28 (Call 08/15/28)(b)	2,812	2,113,837
3.15%, 10/15/31 (Call 07/15/31)	3,030	2,008,678
4.10%, 10/15/41 (Call 04/15/41)(b)	2,600	1,550,094
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	4,138	3,201,860
3.63%, 05/15/25 (Call 04/15/25)	1,721	1,657,237
4.38%, 05/15/30 (Call 02/15/30)	1,553	1,413,323
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	4,000	3,687,200
2.38%, 06/22/27 (Call 04/22/27)(b)	1,865	1,674,136
2.70%, 06/22/30 (Call 03/22/30)	1,549	1,296,529
3.30%, 09/29/24 (Call 07/29/24)	1,632	1,581,000
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	1,471	1,202,160
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	2,624	2,087,523
3.10%, 02/01/32 (Call 11/01/31)	2,423	1,800,774
	Par
Security	(000)	Value

Computers (continued)
4.75%, 02/15/26 (Call 11/15/25)	$8,800	$8,286,520
		520,540,707
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.10%, 08/15/25	805	782,677
3.10%, 08/15/27 (Call 07/15/27)	625	600,438
3.25%, 03/15/24	952	937,225
3.25%, 08/15/32 (Call 05/15/32)	1,425	1,305,671
3.70%, 08/01/47 (Call 02/01/47)(b)	1,810	1,583,605
4.00%, 08/15/45	2,898	2,636,745
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	3,390	2,750,917
2.00%, 12/01/24 (Call 11/01/24)	2,236	2,123,104
2.38%, 12/01/29 (Call 09/01/29)	3,423	2,951,756
2.60%, 04/15/30 (Call 01/15/30)	814	707,675
3.13%, 12/01/49 (Call 06/01/49)	2,677	1,953,434
3.15%, 03/15/27 (Call 12/15/26)	2,172	2,055,885
4.15%, 03/15/47 (Call 09/15/46)	1,540	1,354,430
4.38%, 06/15/45 (Call 12/15/44)	517	459,685
6.00%, 05/15/37	1,917	2,083,875
GSK Consumer Healthcare Capital U.K. PLC, 3.13%,
03/24/25	6,885	6,584,332
GSK Consumer Healthcare Capital U.S. LLC
3.02%, 03/24/24	1,304	1,265,988
3.38%, 03/24/27 (Call 02/24/27)	4,260	3,984,208
3.38%, 03/24/29 (Call 01/24/29)	4,360	3,961,888
3.63%, 03/24/32 (Call 12/24/31)	4,987	4,403,820
4.00%, 03/24/52 (Call 09/24/51)	3,800	3,042,128
Procter & Gamble Co. (The)
0.55%, 10/29/25	6,665	5,996,301
1.00%, 04/23/26	675	607,021
1.20%, 10/29/30	6,625	5,276,349
1.90%, 02/01/27	320	293,546
1.95%, 04/23/31	1,282	1,085,726
2.30%, 02/01/32(b)	1,390	1,191,536
2.45%, 11/03/26(b)	3,235	3,043,876
2.70%, 02/02/26	3,314	3,172,724
2.80%, 03/25/27	2,997	2,825,122
2.85%, 08/11/27	3,836	3,622,757
3.00%, 03/25/30	7,090	6,525,352
3.50%, 10/25/47	875	733,766
3.55%, 03/25/40	790	692,388
3.60%, 03/25/50	752	645,427
5.55%, 03/05/37	525	577,768
5.80%, 08/15/34	165	182,432
Unilever Capital Corp.
0.63%, 08/12/24 (Call 01/03/23)	1,165	1,088,145
1.38%, 09/14/30 (Call 06/14/30)	2,291	1,805,972
1.75%, 08/12/31 (Call 05/12/31)	3,540	2,830,407
2.00%, 07/28/26	2,769	2,540,308
2.13%, 09/06/29 (Call 06/06/29)(b)	1,864	1,594,428
2.60%, 05/05/24 (Call 03/05/24)	4,022	3,905,724
2.90%, 05/05/27 (Call 02/05/27)	4,555	4,276,006
3.10%, 07/30/25	960	926,016
3.25%, 03/07/24 (Call 02/07/24)	3,148	3,095,554
3.38%, 03/22/25 (Call 01/22/25)	1,439	1,404,665
3.50%, 03/22/28 (Call 12/22/27)	3,694	3,512,662
5.90%, 11/15/32	3,670	4,014,980
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)(b)	1,700	1,138,813
		116,135,257

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Distribution & Wholesale — 0.0%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	$1,805	$1,698,758
3.75%, 05/15/46 (Call 11/15/45)	1,646	1,321,606
4.20%, 05/15/47 (Call 11/15/46)	1,590	1,364,872
4.60%, 06/15/45 (Call 12/15/44)(b)	3,475	3,250,862
		7,636,098
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	9,651	8,872,550
1.75%, 01/30/26 (Call 12/30/25)	1,180	1,041,185
2.45%, 10/29/26 (Call 09/29/26)	8,525	7,447,866
2.88%, 08/14/24 (Call 07/14/24)	3,257	3,081,252
3.00%, 10/29/28 (Call 08/29/28)	12,460	10,461,042
3.15%, 02/15/24 (Call 01/15/24)	1,950	1,880,463
3.30%, 01/30/32 (Call 10/30/31)	12,685	10,021,404
3.40%, 10/29/33 (Call 07/29/33)	5,502	4,230,268
3.50%, 01/15/25 (Call 11/15/24)	4,626	4,412,695
3.65%, 07/21/27 (Call 04/21/27)	3,817	3,443,430
3.85%, 10/29/41 (Call 04/29/41)(b)	2,993	2,175,701
3.88%, 01/23/28 (Call 10/23/27)	3,417	3,055,686
4.45%, 10/01/25 (Call 08/01/25)	3,539	3,399,847
4.45%, 04/03/26 (Call 02/03/26)	5,693	5,448,372
4.63%, 10/15/27 (Call 08/15/27)	2,106	1,962,097
4.88%, 01/16/24 (Call 12/16/23)	2,477	2,436,650
6.50%, 07/15/25 (Call 06/15/25)(b)	3,175	3,194,399
Series 3NC1, 1.75%, 10/29/24 (Call 01/02/23)	1,013	927,250
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	1,441	1,214,302
3.50%, 08/01/25(b)	2,886	2,778,670
4.25%, 02/15/24	1,481	1,466,634
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	1,066	1,002,520
0.80%, 08/18/24 (Call 07/18/24)	360	331,398
1.88%, 08/15/26 (Call 07/15/26)	1,745	1,529,388
2.10%, 09/01/28 (Call 07/01/28)	2,470	2,011,099
2.20%, 01/15/27 (Call 12/15/26)	180	157,252
2.30%, 02/01/25 (Call 01/01/25)	3,222	3,002,066
2.88%, 01/15/26 (Call 12/15/25)	1,566	1,442,944
2.88%, 01/15/32 (Call 10/15/31)	698	553,081
3.00%, 02/01/30 (Call 11/01/29)	2,781	2,328,225
3.13%, 12/01/30 (Call 09/01/30)(b)	728	600,607
3.25%, 03/01/25 (Call 01/01/25)	3,505	3,323,862
3.25%, 10/01/29 (Call 07/01/29)(b)	2,297	1,950,521
3.38%, 07/01/25 (Call 06/01/25)	1,272	1,200,666
3.63%, 04/01/27 (Call 01/01/27)	2,813	2,582,925
3.63%, 12/01/27 (Call 09/01/27)	2,694	2,419,481
3.75%, 06/01/26 (Call 04/01/26)(b)	3,778	3,556,345
4.25%, 02/01/24 (Call 01/01/24)	3,314	3,254,646
4.25%, 09/15/24 (Call 06/15/24)	3,467	3,411,285
4.63%, 10/01/28 (Call 07/01/28)	2,449	2,288,346
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	1,882	1,814,643
4.25%, 06/15/26 (Call 04/15/26)	3,087	2,877,887
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	1,530	1,222,898
3.88%, 05/21/24 (Call 04/21/24)	3,915	3,811,487
4.63%, 03/30/25	987	972,866
4.75%, 06/09/27 (Call 05/09/27)(b)	1,960	1,855,552
5.13%, 09/30/24	3,340	3,314,349
	Par
Security	(000)	Value

Diversified Financial Services (continued)
5.80%, 05/01/25 (Call 04/01/25)	$3,343	$3,360,183
7.10%, 11/15/27	3,095	3,177,915
8.00%, 11/01/31	7,480	8,003,825
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	3,029	2,695,144
2.25%, 03/04/25 (Call 02/01/25)	1,770	1,672,862
2.50%, 07/30/24 (Call 06/30/24)	6,177	5,957,840
2.55%, 03/04/27 (Call 02/01/27)	3,520	3,200,595
3.00%, 10/30/24 (Call 09/29/24)	7,323	7,102,138
3.13%, 05/20/26 (Call 04/20/26)	5,975	5,660,356
3.30%, 05/03/27 (Call 04/03/27)	5,180	4,850,293
3.38%, 05/03/24	1,405	1,377,490
3.40%, 02/22/24 (Call 01/22/24)	6,453	6,346,203
3.63%, 12/05/24 (Call 11/04/24)	3,712	3,630,336
3.95%, 08/01/25 (Call 07/01/25)	5,565	5,458,208
4.05%, 05/03/29 (Call 03/03/29)	2,575	2,463,528
4.05%, 12/03/42	4,035	3,518,641
4.20%, 11/06/25 (Call 10/06/25)	2,855	2,824,023
4.42%, 08/03/33 (Call 08/03/32)(a)	5,835	5,537,648
4.99%, 05/26/33 (Call 02/26/32)(a)	1,795	1,725,731
5.85%, 11/05/27 (Call 10/05/27)	3,190	3,313,389
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	502	472,959
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	2,588	2,420,453
3.00%, 04/02/25 (Call 03/02/25)	1,427	1,371,918
3.70%, 10/15/24	2,724	2,664,072
4.50%, 05/13/32 (Call 02/13/32)(b)	2,240	2,202,435
Andrew W Mellon Foundation (The), Series 2020,
0.95%, 08/01/27 (Call 06/01/27)(b)	1,460	1,247,731
Barings BDC Inc., 3.30%, 11/23/26	585	495,378
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	2,825	2,697,366
Brookfield Finance I UK PLC, 2.34%, 01/30/32
(Call 10/30/31)	2,690	2,082,759
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	2,400	1,955,376
3.50%, 03/30/51 (Call 09/30/50)(b)	2,297	1,517,077
3.63%, 02/15/52 (Call 08/15/51)	1,337	896,512
3.90%, 01/25/28 (Call 10/25/27)	3,321	3,096,534
4.00%, 04/01/24 (Call 02/01/24)	4,864	4,786,760
4.25%, 06/02/26 (Call 03/02/26)	1,716	1,670,131
4.35%, 04/15/30 (Call 01/15/30)	3,064	2,817,256
4.70%, 09/20/47 (Call 03/20/47)	3,076	2,509,093
4.85%, 03/29/29 (Call 12/29/28)	4,117	3,970,023
Brookfield Finance LLC, 3.45%, 04/15/50
(Call 10/15/49)	2,158	1,409,541
Capital One Financial Corp.
1.34%, 12/06/24 (Call 12/06/23),
(1 day SOFR + 0.690%)(a)	1,150	1,097,974
1.88%, 11/02/27 (Call 11/02/26),
(1 day SOFR + 0.855%)(a)	4,640	4,026,174
2.36%, 07/29/32 (Call 07/29/31),
(1 day SOFR + 1.337%)(a)	3,479	2,539,357
2.62%, 11/02/32 (Call 11/02/31),
(1 day SOFR + 1.265%)(a)	1,645	1,271,569
2.64%, 03/03/26 (Call 03/03/25),
(1 day SOFR + 1.290%)(a)	4,840	4,530,192
3.20%, 02/05/25 (Call 01/05/25)	4,602	4,423,304
3.27%, 03/01/30 (Call 03/01/29),
(1 day SOFR + 1.790%)(a)	3,415	2,937,856
3.30%, 10/30/24 (Call 09/30/24)	7,035	6,814,382

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
3.65%, 05/11/27 (Call 04/11/27)(b)	$3,877	$3,662,137
3.75%, 04/24/24 (Call 03/24/24)	3,332	3,266,493
3.75%, 07/28/26 (Call 06/28/26)	5,202	4,923,797
3.75%, 03/09/27 (Call 02/09/27)	4,274	4,048,632
3.80%, 01/31/28 (Call 12/31/27)	5,560	5,219,172
3.90%, 01/29/24 (Call 12/29/23)	5,058	4,990,981
4.17%, 05/09/25 (Call 05/09/24)(a)	620	604,463
4.20%, 10/29/25 (Call 09/29/25)	5,518	5,366,752
4.25%, 04/30/25 (Call 03/31/25)	3,979	3,905,786
4.93%, 05/10/28 (Call 05/10/27),
(1 day SOFR + 2.057%)(a)	4,015	3,854,280
4.99%, 07/24/26 (Call 07/24/25)(a)	3,135	3,104,779
5.25%, 07/26/30 (Call 07/26/29)(a)(b)	2,845	2,726,193
5.27%, 05/10/33 (Call 05/10/32)(a)	3,790	3,585,529
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	3,855	3,040,554
3.00%, 03/16/32 (Call 12/16/31)	2,375	2,001,603
3.65%, 01/12/27 (Call 10/12/26)	2,074	1,980,794
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	442	419,812
0.90%, 03/11/26 (Call 02/11/26)	6,504	5,798,446
1.15%, 05/13/26 (Call 04/13/26)	5,670	5,055,372
1.65%, 03/11/31 (Call 12/11/30)(b)	3,204	2,520,106
1.95%, 12/01/31 (Call 09/01/31)	3,380	2,681,489
2.00%, 03/20/28 (Call 01/20/28)	2,362	2,090,961
2.30%, 05/13/31 (Call 02/13/31)	2,940	2,438,113
2.45%, 03/03/27 (Call 02/03/27)	1,820	1,674,509
2.75%, 10/01/29 (Call 07/01/29)	2,439	2,149,027
2.90%, 03/03/32 (Call 12/03/31)	4,015	3,450,330
3.00%, 03/10/25 (Call 12/10/24)	205	197,567
3.20%, 03/02/27 (Call 12/02/26)	2,782	2,630,770
3.20%, 01/25/28 (Call 10/25/27)	4,033	3,778,518
3.25%, 05/22/29 (Call 02/22/29)	2,495	2,282,451
3.30%, 04/01/27 (Call 01/01/27)	3,925	3,738,719
3.45%, 02/13/26 (Call 11/13/25)	1,723	1,675,841
3.55%, 02/01/24 (Call 01/01/24)	4,708	4,641,664
3.63%, 04/01/25 (Call 01/01/25)	1,659	1,620,644
3.75%, 04/01/24 (Call 03/02/24)	2,180	2,153,927
3.85%, 05/21/25 (Call 03/21/25)	3,516	3,458,830
4.00%, 02/01/29 (Call 11/01/28)	2,573	2,469,411
4.20%, 03/24/25 (Call 02/24/25)	3,789	3,772,821
4.63%, 03/22/30 (Call 12/22/29)	2,073	2,054,074
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	2,218	1,707,660
4.10%, 06/15/51 (Call 12/15/50)	2,335	1,422,669
Citigroup Global Markets Holdings Inc./U.S, 0.75%,
06/07/24 (Call 03/07/23)	1,390	1,303,751
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	2,095	1,788,460
3.00%, 03/15/25 (Call 12/15/24)	6,021	5,832,121
3.75%, 06/15/28 (Call 03/15/28)	5,298	5,127,351
4.15%, 06/15/48 (Call 12/15/47)(b)	2,213	1,997,741
5.30%, 09/15/43 (Call 03/15/43)	2,859	2,974,303
Credit Suisse USA Inc., 7.13%, 07/15/32	2,111	2,101,564
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	2,022	1,943,951
3.95%, 11/06/24 (Call 08/06/24)	2,049	1,994,968
4.10%, 02/09/27 (Call 11/09/26)	3,954	3,719,567
4.50%, 01/30/26 (Call 11/30/25)(b)	2,876	2,784,026
6.70%, 11/29/32 (Call 08/29/32)	570	579,947
	Par
Security	(000)	Value

Diversified Financial Services (continued)
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	$2,775	$2,604,559
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	1,207	936,415
2.85%, 03/30/25	1,181	1,130,347
2.95%, 08/12/51 (Call 02/12/51)(b)	1,530	973,814
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	4,283	3,291,143
2.10%, 06/15/30 (Call 03/15/30)	8,051	6,675,648
2.65%, 09/15/40 (Call 03/15/40)	2,498	1,785,096
3.00%, 06/15/50 (Call 12/15/49)	5,287	3,694,926
3.00%, 09/15/60 (Call 03/15/60)	2,821	1,860,111
3.10%, 09/15/27 (Call 06/15/27)	3,980	3,731,449
3.65%, 05/23/25 (Call 04/23/25)	2,269	2,227,387
3.75%, 12/01/25 (Call 09/01/25)	6,771	6,628,470
3.75%, 09/21/28 (Call 06/21/28)	2,650	2,526,643
4.00%, 09/15/27 (Call 08/15/27)	2,660	2,604,539
4.25%, 09/21/48 (Call 03/21/48)	5,245	4,516,942
4.35%, 06/15/29 (Call 04/15/29)	5,332	5,261,244
4.60%, 03/15/33 (Call 12/15/32)	4,270	4,147,878
4.95%, 06/15/52 (Call 12/15/51)	3,345	3,226,219
5.20%, 06/15/62 (Call 12/15/61)	3,590	3,498,168
Invesco Finance PLC
3.75%, 01/15/26	1,448	1,397,494
4.00%, 01/30/24	1,519	1,501,759
5.38%, 11/30/43	1,094	1,041,915
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25
(Call 05/01/25)	1,614	1,593,163
Jefferies Financial Group Inc.
4.15%, 01/23/30	3,200	2,851,360
4.85%, 01/15/27	3,418	3,318,058
6.25%, 01/15/36	2,778	2,805,447
6.45%, 06/08/27	1,538	1,599,920
6.50%, 01/20/43	1,184	1,173,166
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)	2,250	1,688,693
Jefferies Group LLC/Jefferies Group Capital
Finance Inc., 2.63%, 10/15/31 (Call 07/15/31)	2,115	1,605,645
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	1,096	1,024,212
3.75%, 02/13/25	3,012	2,918,176
4.38%, 03/11/29 (Call 12/11/28)	3,082	2,884,074
4.50%, 09/19/28 (Call 06/19/28)	1,168	1,093,014
Legg Mason Inc.
4.75%, 03/15/26	1,453	1,472,063
5.63%, 01/15/44	2,110	2,104,198
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	3,390	2,808,344
2.00%, 03/03/25 (Call 02/03/25)(b)	3,803	3,617,528
2.00%, 11/18/31 (Call 08/18/31)	2,845	2,345,162
2.95%, 11/21/26 (Call 08/21/26)	2,541	2,425,130
2.95%, 06/01/29 (Call 03/01/29)	4,904	4,493,633
2.95%, 03/15/51 (Call 09/15/50)	3,850	2,864,284
3.30%, 03/26/27 (Call 01/26/27)	2,935	2,826,904
3.35%, 03/26/30 (Call 12/26/29)	4,060	3,784,894
3.38%, 04/01/24	3,870	3,808,815
3.50%, 02/26/28 (Call 11/26/27)	2,020	1,942,654
3.65%, 06/01/49 (Call 12/01/48)	3,211	2,705,974
3.80%, 11/21/46 (Call 05/21/46)	2,862	2,472,339
3.85%, 03/26/50 (Call 09/26/49)	2,984	2,601,869
3.95%, 02/26/48 (Call 08/26/47)	2,957	2,608,636

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	$3,152	$2,979,712
4.50%, 06/20/28 (Call 03/20/28)	1,487	1,432,948
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	3,990	3,084,868
2.50%, 12/21/40 (Call 06/21/40)	915	608,530
3.25%, 04/28/50 (Call 10/28/49)	3,983	2,752,014
3.85%, 06/30/26 (Call 03/30/26)	3,656	3,542,152
3.95%, 03/07/52 (Call 09/07/51)	340	267,815
Nomura Holdings Inc.
1.65%, 07/14/26	5,105	4,455,899
1.85%, 07/16/25	1,450	1,323,995
2.17%, 07/14/28	3,420	2,817,909
2.33%, 01/22/27	4,990	4,393,495
2.61%, 07/14/31	2,365	1,837,700
2.65%, 01/16/25	6,690	6,329,677
2.68%, 07/16/30	1,730	1,383,204
2.71%, 01/22/29	2,140	1,795,353
3.00%, 01/22/32(b)	3,380	2,687,911
3.10%, 01/16/30	1,860	1,553,546
5.10%, 07/03/25	2,965	2,945,905
5.39%, 07/06/27	2,420	2,400,446
5.61%, 07/06/29	2,090	2,062,370
ORIX Corp.
2.25%, 03/09/31	2,775	2,197,412
3.25%, 12/04/24	2,725	2,628,807
3.70%, 07/18/27	3,340	3,139,400
4.00%, 04/13/32	2,080	1,855,381
4.05%, 01/16/24	1,667	1,646,396
5.00%, 09/13/27	1,885	1,872,314
5.20%, 09/13/32	1,860	1,819,508
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	1,850	1,761,348
4.88%, 03/15/27 (Call 09/15/26)	2,010	1,818,347
6.63%, 03/15/25 (Call 09/15/24)	2,280	2,260,210
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	2,545	1,890,451
4.65%, 04/01/30 (Call 01/01/30)	1,472	1,438,129
4.95%, 07/15/46	2,879	2,619,199
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	1,702	1,493,352
4.25%, 07/18/24	3,230	3,173,217
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	2,026	1,534,614
3.70%, 08/04/26 (Call 05/04/26)(b)	3,947	3,601,874
3.95%, 12/01/27 (Call 09/01/27)	2,972	2,666,865
4.25%, 08/15/24 (Call 05/15/24)	4,920	4,799,312
4.38%, 03/19/24 (Call 02/19/24)	2,874	2,828,447
4.50%, 07/23/25 (Call 04/23/25)	3,432	3,285,968
4.88%, 06/13/25 (Call 05/13/25)	1,280	1,240,371
5.15%, 03/19/29 (Call 12/19/28)	2,562	2,446,479
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(b)	1,979	1,695,647
1.10%, 02/15/31 (Call 11/15/30)	4,442	3,491,412
1.90%, 04/15/27 (Call 02/15/27)	4,426	4,022,083
2.00%, 08/15/50 (Call 02/15/50)(b)	5,958	3,727,265
2.05%, 04/15/30 (Call 01/15/30)	6,412	5,539,776
2.70%, 04/15/40 (Call 10/15/39)	3,354	2,665,021
2.75%, 09/15/27 (Call 06/15/27)	2,404	2,251,707
3.15%, 12/14/25 (Call 09/14/25)	15,805	15,234,281
	Par
Security	(000)	Value

Diversified Financial Services (continued)
3.65%, 09/15/47 (Call 03/15/47)	$2,694	$2,290,035
4.15%, 12/14/35 (Call 06/14/35)	6,170	5,944,857
4.30%, 12/14/45 (Call 06/14/45)	11,664	10,918,904
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	1,577	1,375,365
2.75%, 03/15/31 (Call 12/15/30)	2,245	1,720,029
2.85%, 01/10/25 (Call 12/10/24)	3,369	3,209,141
6.20%, 11/17/36(b)	2,357	2,365,839
		745,705,791
Electric — 1.9%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	415	294,953
3.80%, 10/01/47 (Call 04/01/47)	1,586	1,168,073
3.95%, 06/01/28 (Call 03/01/28)	1,692	1,587,925
4.70%, 05/15/32 (Call 02/15/32)	1,375	1,320,756
5.25%, 05/15/52 (Call 11/15/51)	1,695	1,635,302
Series G, 4.15%, 05/01/49 (Call 11/01/48)	1,501	1,175,793
Series H, 3.45%, 01/15/50 (Call 07/15/49)	1,812	1,290,162
Series I, 2.10%, 07/01/30 (Call 04/01/30)	2,620	2,117,746
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	1,599	1,501,749
3.15%, 09/15/49 (Call 03/15/49)	484	338,877
3.75%, 12/01/47 (Call 06/01/47)	1,945	1,524,724
3.80%, 06/15/49 (Call 12/15/48)	1,787	1,404,796
4.00%, 12/01/46 (Call 06/01/46)	1,600	1,283,632
4.25%, 09/15/48 (Call 03/15/48)	1,572	1,322,618
4.50%, 06/15/52 (Call 12/01/51)	1,020	913,196
Series M, 3.65%, 04/01/50 (Call 10/01/49)	1,310	1,005,425
Series N, 2.75%, 08/15/51 (Call 02/15/51)(b)	1,399	902,397
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	3,275	2,908,986
2.45%, 01/15/31 (Call 10/15/30)	940	748,964
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)(b)	1,745	1,201,537
3.05%, 03/15/32 (Call 12/15/31)(b)	355	310,135
3.13%, 07/15/51 (Call 01/15/51)	2,550	1,801,651
3.45%, 10/01/49 (Call 04/01/49)	2,663	1,964,096
3.75%, 09/01/27 (Call 08/01/27)(b)	1,920	1,855,181
3.75%, 03/01/45 (Call 09/01/44)	2,988	2,350,152
3.85%, 12/01/42	1,437	1,167,764
3.94%, 09/01/32 (Call 03/01/32)	2,030	1,890,640
4.15%, 08/15/44 (Call 02/15/44)	1,420	1,206,773
4.30%, 01/02/46 (Call 07/02/45)	2,282	1,929,910
6.00%, 03/01/39	409	431,969
6.13%, 05/15/38	1,140	1,193,705
Series 13-A, 3.55%, 12/01/23	459	453,487
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	3,284	2,581,060
Series A, 4.30%, 07/15/48 (Call 01/15/48)	2,661	2,257,193
Series B, 3.70%, 12/01/47 (Call 06/01/47)	541	425,480
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	418	355,028
1.95%, 03/15/27 (Call 02/15/27)	1,900	1,676,617
2.50%, 09/15/24 (Call 08/15/24)	2,742	2,615,045
3.50%, 01/15/31 (Call 10/15/30)	3,080	2,746,559
3.65%, 02/15/26 (Call 11/15/25)	2,018	1,940,045
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	1,142	904,418
2.90%, 06/15/51 (Call 12/15/50)	1,364	913,512
3.25%, 03/01/25 (Call 12/01/24)	430	416,808
3.25%, 03/15/50 (Call 09/15/49)	1,012	733,143

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
3.70%, 12/01/47 (Call 06/01/47)	$2,461	$1,980,736
3.80%, 05/15/28 (Call 02/15/28)	1,587	1,518,886
3.85%, 09/01/32 (Call 06/01/32)	1,835	1,714,881
4.15%, 03/15/46 (Call 09/15/45)	1,606	1,365,116
4.50%, 03/15/49 (Call 09/15/48)	1,659	1,518,931
5.90%, 12/01/52	850	928,948
American Electric Power Co. Inc.
2.03%, 03/15/24	1,635	1,568,439
2.30%, 03/01/30 (Call 12/01/29)	653	538,412
3.20%, 11/13/27 (Call 08/13/27)(b)	2,308	2,123,799
3.25%, 03/01/50 (Call 09/01/49)(b)	780	535,236
3.88%, 02/15/62 (Call 11/15/26)(a)	2,400	1,845,456
5.75%, 11/01/27 (Call 10/01/27)	2,860	2,938,250
5.95%, 11/01/32	500	528,825
Series J, 4.30%, 12/01/28 (Call 09/01/28)	2,910	2,795,724
Series N, 1.00%, 11/01/25 (Call 10/01/25)	547	489,931
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	741	717,266
4.40%, 05/15/44 (Call 11/15/43)	999	832,457
4.45%, 06/01/45 (Call 12/01/44)	1,318	1,102,230
4.50%, 08/01/32 (Call 05/01/32)	1,715	1,610,917
7.00%, 04/01/38	2,030	2,275,082
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	227	188,399
Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,769	1,668,698
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	1,820	1,526,543
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	1,390	1,029,003
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	2,015	1,550,563
2.60%, 08/15/29 (Call 05/15/29)	2,400	2,012,352
2.65%, 09/15/50 (Call 03/15/50)(b)	866	514,889
2.95%, 09/15/27 (Call 06/15/27)	929	847,248
3.15%, 05/15/25 (Call 02/15/25)(b)	1,716	1,642,572
3.35%, 05/15/50 (Call 11/15/49)(b)	1,667	1,126,259
3.50%, 12/01/49 (Call 06/01/49)	1,133	781,294
3.75%, 05/15/46 (Call 11/15/45)	1,306	941,678
4.20%, 08/15/48 (Call 02/15/48)	1,228	949,674
4.25%, 03/01/49 (Call 09/01/48)	1,145	889,058
4.35%, 11/15/45 (Call 05/15/45)	1,577	1,257,941
4.50%, 04/01/42 (Call 10/01/41)	1,525	1,260,108
5.05%, 09/01/41 (Call 03/01/41)	1,040	928,751
6.35%, 12/15/32	2,200	2,310,946
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	1,174	962,269
4.00%, 10/15/28 (Call 07/15/28)	1,362	1,297,414
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	2,790	2,676,419
3.20%, 04/15/25 (Call 03/15/25)	3,070	2,939,648
3.80%, 06/01/29 (Call 03/01/29)	3,604	3,306,778
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	90	71,118
4.35%, 06/01/48 (Call 12/01/47)	2,200	1,853,148
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	2,405	1,974,024
2.40%, 08/15/26 (Call 05/15/26)	563	521,299
2.90%, 06/15/50 (Call 12/15/49)(b)	1,705	1,163,816
3.20%, 09/15/49 (Call 03/15/49)	1,835	1,321,218
3.50%, 08/15/46 (Call 02/15/46)	2,180	1,658,304
3.75%, 08/15/47 (Call 02/15/47)	1,669	1,316,023
4.25%, 09/15/48 (Call 03/15/48)	714	610,734
4.55%, 06/01/52 (Call 12/01/51)	1,642	1,487,488
	Par
Security	(000)	Value

Electric (continued)
6.35%, 10/01/36	$890	$962,375
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	2,646	2,060,758
2.85%, 05/15/51 (Call 11/15/50)	5,310	3,540,442
3.25%, 04/15/28 (Call 01/15/28)	2,612	2,440,992
3.50%, 02/01/25 (Call 11/01/24)	2,107	2,062,247
3.70%, 07/15/30 (Call 04/15/30)	4,410	4,095,655
3.80%, 07/15/48 (Call 01/15/48)	1,906	1,500,251
4.05%, 04/15/25 (Call 03/15/25)	2,924	2,898,357
4.25%, 10/15/50 (Call 04/15/50)	3,002	2,553,771
4.45%, 01/15/49 (Call 07/15/48)	3,551	3,124,347
4.50%, 02/01/45 (Call 08/01/44)	1,969	1,743,333
4.60%, 05/01/53 (Call 11/01/52)(f)	3,820	3,461,760
5.15%, 11/15/43 (Call 05/15/43)	2,703	2,595,880
5.95%, 05/15/37	2,018	2,118,274
6.13%, 04/01/36	3,298	3,521,703
Black Hills Corp.
1.04%, 08/23/24 (Call 12/16/22)	40	37,154
2.50%, 06/15/30 (Call 03/15/30)	1,142	922,610
3.05%, 10/15/29 (Call 07/15/29)	1,942	1,652,059
3.15%, 01/15/27 (Call 07/15/26)	1,079	1,000,902
3.88%, 10/15/49 (Call 04/15/49)	1,499	1,075,518
3.95%, 01/15/26 (Call 07/15/25)	2,279	2,195,953
4.20%, 09/15/46 (Call 03/15/46)(b)	685	523,313
4.35%, 05/01/33 (Call 02/01/33)	115	102,268
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	1,735	1,393,899
3.60%, 03/01/52 (Call 09/01/51)	260	203,291
3.95%, 03/01/48 (Call 09/01/47)	2,283	1,893,109
4.50%, 04/01/44 (Call 10/01/43)	2,703	2,462,109
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	805	765,201
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	1,787	1,571,738
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	2,350	1,605,003
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	960	803,808
Series AF, 3.35%, 04/01/51 (Call 10/01/50)(b)	485	365,477
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	355	310,788
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	1,835	1,796,942
Series AJ, 4.85%, 10/01/52 (Call 04/01/52)	800	768,936
Series K2, 6.95%, 03/15/33	140	159,198
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	1,838	1,692,688
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	1,343	1,200,723
2.50%, 09/01/24 (Call 08/01/24)	2,011	1,918,876
2.65%, 06/01/31 (Call 03/01/31)	1,335	1,108,184
2.95%, 03/01/30 (Call 12/01/29)	2,683	2,326,188
3.70%, 09/01/49 (Call 03/01/49)(b)	1,855	1,397,538
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	3,769	3,559,180
4.97%, 05/01/46 (Call 11/01/45)	1,399	1,209,925
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	2,055	2,066,734
5.95%, 12/15/36	984	994,184
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	629	589,128
3.45%, 08/15/27 (Call 05/15/27)	2,518	2,341,740
3.75%, 12/01/50 (Call 09/01/30)(a)	720	536,839
4.75%, 06/01/50 (Call 03/01/30)(a)	1,591	1,337,395
4.88%, 03/01/44 (Call 09/01/43)	1,260	1,137,062
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	1,590	1,345,013

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
2.55%, 06/15/26 (Call 03/15/26)	$1,185	$1,109,219
3.00%, 03/01/50 (Call 09/01/49)	1,005	705,761
3.15%, 03/15/32 (Call 12/15/31)(b)	555	490,859
3.65%, 06/15/46 (Call 12/15/45)	2,774	2,151,265
3.70%, 08/15/28 (Call 05/15/28)	3,155	2,995,041
3.70%, 03/01/45 (Call 09/01/44)	1,745	1,375,060
3.80%, 10/01/42 (Call 04/01/42)	894	734,591
4.00%, 03/01/48 (Call 09/01/47)	2,895	2,423,578
4.00%, 03/01/49 (Call 09/01/48)	1,864	1,533,364
4.35%, 11/15/45 (Call 05/15/45)	2,006	1,737,497
4.60%, 08/15/43 (Call 02/15/43)	1,130	1,030,334
4.70%, 01/15/44 (Call 07/15/43)	1,230	1,124,749
5.90%, 03/15/36	1,159	1,235,842
6.45%, 01/15/38	1,906	2,121,874
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	2,237	2,072,670
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	2,665	2,113,771
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	1,568	1,126,404
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	3,060	2,159,136
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	660	431,752
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	380	308,028
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	3,041	2,572,473
4.30%, 04/15/44 (Call 10/15/43)	2,050	1,779,933
Series A, 0.75%, 12/01/25 (Call 11/01/25)	550	490,787
Series A, 2.05%, 07/01/31 (Call 04/01/31)	2,215	1,802,589
Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,478	2,341,363
Series A, 4.15%, 06/01/45 (Call 12/01/44)	365	309,473
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	3,265	2,705,901
3.20%, 12/01/51 (Call 06/01/51)(b)	190	134,607
3.60%, 06/15/61 (Call 12/15/60)(b)	3,168	2,345,175
3.70%, 11/15/59 (Call 05/15/59)	2,458	1,870,808
3.80%, 05/15/28 (Call 02/15/28)(b)	2,561	2,438,507
3.85%, 06/15/46 (Call 12/15/45)	2,509	2,004,867
3.95%, 03/01/43 (Call 09/01/42)	1,356	1,102,509
4.45%, 03/15/44 (Call 09/15/43)	1,448	1,268,173
4.50%, 12/01/45 (Call 06/01/45)	3,187	2,777,725
4.50%, 05/15/58 (Call 11/15/57)	2,894	2,447,919
4.63%, 12/01/54 (Call 06/01/54)	2,157	1,867,789
5.70%, 06/15/40	1,737	1,740,457
6.15%, 11/15/52	3,000	3,302,820
Series 05-A, 5.30%, 03/01/35	1,045	1,037,194
Series 06-A, 5.85%, 03/15/36	1,558	1,583,442
Series 06-B, 6.20%, 06/15/36	782	828,318
Series 07-A, 6.30%, 08/15/37	853	907,711
Series 08-B, 6.75%, 04/01/38	1,868	2,061,226
Series 09-C, 5.50%, 12/01/39	2,466	2,433,621
Series 12-A, 4.20%, 03/15/42	440	371,096
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	1,932	1,517,741
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	2,389	2,162,953
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	4,114	3,359,328
Series A, 4.13%, 05/15/49 (Call 11/15/48)(b)	2,372	1,938,327
Series B, 3.13%, 11/15/27 (Call 08/15/27)	578	534,985
Series C, 3.00%, 12/01/60 (Call 06/01/60)(b)	1,643	1,046,361
Series C, 4.00%, 11/15/57 (Call 05/15/57)(b)	1,365	1,058,407
Series C, 4.30%, 12/01/56 (Call 06/01/56)	2,324	1,883,974
Series D, 4.00%, 12/01/28 (Call 09/01/28)	1,892	1,825,894
Series E, 4.65%, 12/01/48 (Call 06/01/48)	2,639	2,320,288
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	2,327	2,234,711
	Par
Security	(000)	Value

Electric (continued)
5.60%, 06/15/42 (Call 12/15/41)	$2,698	$2,636,863
6.25%, 10/01/39	862	897,859
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	1,945	1,133,916
2.65%, 08/15/52 (Call 02/15/52)	315	202,199
3.10%, 08/15/50 (Call 02/15/50)	2,122	1,507,490
3.25%, 08/15/46 (Call 02/15/46)	1,668	1,232,168
3.50%, 08/01/51 (Call 02/01/51)	2,214	1,703,208
3.60%, 08/15/32 (Call 02/15/32)	690	635,945
3.75%, 02/15/50 (Call 08/15/49)	1,196	950,784
3.80%, 11/15/28 (Call 08/15/28)	676	645,992
3.95%, 05/15/43 (Call 11/15/42)	966	808,697
3.95%, 07/15/47 (Call 01/15/47)	1,373	1,139,357
4.05%, 05/15/48 (Call 11/15/47)	2,037	1,718,535
4.20%, 09/01/52 (Call 03/01/52)	865	752,291
4.35%, 04/15/49 (Call 10/15/48)	2,141	1,898,382
Dayton Power & Light Co. (The), 3.95%, 06/15/49
(Call 12/15/48)	2,250	1,794,802
Delmarva Power & Light Co., 4.15%, 05/15/45
(Call 11/15/44)	1,499	1,245,204
Dominion Energy Inc.
3.07%, 08/15/24(e)	3,503	3,369,501
3.90%, 10/01/25 (Call 07/01/25)	1,603	1,562,220
4.25%, 06/01/28 (Call 03/01/28)	3,032	2,906,718
4.35%, 08/15/32 (Call 05/15/32)	1,165	1,099,084
4.70%, 12/01/44 (Call 06/01/44)	1,575	1,371,053
4.85%, 08/15/52 (Call 02/15/52)	1,245	1,106,817
5.38%, 11/15/32	1,300	1,300,546
5.75%, 10/01/54 (Call 10/01/24),
(3 mo. LIBOR US + 3.057%)(a)	1,499	1,405,567
7.00%, 06/15/38	1,480	1,602,455
Series A, 1.45%, 04/15/26 (Call 03/15/26)(b)	2,725	2,448,494
Series A, 3.30%, 03/15/25 (Call 02/15/25)(b)	1,105	1,062,756
Series A, 4.60%, 03/15/49 (Call 09/15/48)	885	762,038
Series B, 3.30%, 04/15/41 (Call 10/15/40)(b)	2,180	1,640,232
Series B, 3.60%, 03/15/27 (Call 01/15/27)	1,275	1,206,188
Series B, 5.95%, 06/15/35	2,012	2,047,653
Series C, 2.25%, 08/15/31 (Call 05/15/31)	1,613	1,293,271
Series C, 3.38%, 04/01/30 (Call 01/01/30)	5,019	4,452,455
Series C, 4.05%, 09/15/42 (Call 03/15/42)	1,460	1,165,868
Series C, 4.90%, 08/01/41 (Call 02/01/41)	1,790	1,619,807
Series D, 2.85%, 08/15/26 (Call 05/15/26)	1,508	1,397,358
Series E, 6.30%, 03/15/33	990	1,052,162
Series F, 5.25%, 08/01/33	2,135	2,107,523
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	1,580	1,416,249
5.10%, 06/01/65 (Call 12/01/64)	2,435	2,302,804
5.30%, 05/15/33	595	606,751
5.45%, 02/01/41 (Call 08/01/40)	1,325	1,318,229
6.05%, 01/15/38(b)	1,765	1,877,713
6.63%, 02/01/32	355	394,416
Series A, 2.30%, 12/01/31 (Call 09/01/31)	2,130	1,735,716
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	2,272	1,923,975
2.95%, 03/01/50 (Call 09/01/49)	1,110	773,903
3.38%, 03/01/25 (Call 12/01/24)	1,142	1,109,887
3.65%, 03/15/24 (Call 12/15/23)	1,460	1,437,750
3.70%, 03/15/45 (Call 09/15/44)	1,965	1,586,325
3.70%, 06/01/46 (Call 12/01/45)	1,435	1,130,192
3.75%, 08/15/47 (Call 02/15/47)	1,872	1,490,262

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
3.95%, 03/01/49 (Call 09/01/48)	$2,339	$1,946,937
4.30%, 07/01/44 (Call 01/01/44)	1,456	1,273,185
Series A, 1.90%, 04/01/28 (Call 02/01/28)	2,315	2,014,235
Series A, 3.00%, 03/01/32 (Call 12/01/31)	2,275	1,981,161
Series A, 4.00%, 04/01/43 (Call 10/01/42)(b)	252	213,119
Series A, 4.05%, 05/15/48 (Call 11/15/47)	1,741	1,469,526
Series B, 3.25%, 04/01/51 (Call 10/01/50)	1,476	1,084,019
Series B, 3.65%, 03/01/52 (Call 09/01/51)	1,005	796,523
Series C, 2.63%, 03/01/31 (Call 12/01/30)	2,117	1,812,724
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	3,669	3,401,163
2.95%, 03/01/30 (Call 12/01/29)	1,428	1,227,680
4.22%, 11/01/24(e)	3,865	3,798,367
Series C, 2.53%, 10/01/24(e)	1,469	1,402,072
Series C, 3.40%, 06/15/29 (Call 03/15/29)	2,125	1,901,960
Series F, 1.05%, 06/01/25 (Call 05/01/25)	3,305	2,994,958
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	1,774	1,539,584
2.45%, 02/01/30 (Call 11/01/29)(b)	2,745	2,362,512
2.55%, 04/15/31 (Call 01/15/31)(b)	2,578	2,183,102
2.85%, 03/15/32 (Call 12/15/31)	2,805	2,405,063
2.95%, 12/01/26 (Call 09/01/26)	3,965	3,775,592
3.20%, 08/15/49 (Call 02/15/49)	1,435	1,032,253
3.45%, 04/15/51 (Call 10/15/50)	2,210	1,662,185
3.55%, 03/15/52 (Call 09/15/51)	1,605	1,234,598
3.70%, 12/01/47 (Call 06/01/47)	2,992	2,329,272
3.75%, 06/01/45 (Call 12/01/44)	2,259	1,800,265
3.88%, 03/15/46 (Call 09/15/45)	2,530	2,027,087
3.95%, 11/15/28 (Call 08/15/28)	2,081	2,009,122
3.95%, 03/15/48 (Call 09/15/47)	1,390	1,136,214
4.00%, 09/30/42 (Call 03/30/42)	939	791,239
4.25%, 12/15/41 (Call 06/15/41)	1,049	916,795
5.30%, 02/15/40	1,665	1,675,689
6.00%, 01/15/38	867	918,985
6.05%, 04/15/38	1,440	1,525,651
6.10%, 06/01/37	1,810	1,897,803
6.45%, 10/15/32	970	1,052,557
Series A, 6.00%, 12/01/28	1,524	1,621,246
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	3,448	3,112,130
2.45%, 06/01/30 (Call 03/01/30)	998	835,785
2.55%, 06/15/31 (Call 03/15/31)	540	446,013
2.65%, 09/01/26 (Call 06/01/26)	2,179	2,026,514
3.15%, 08/15/27 (Call 05/15/27)	3,263	3,032,861
3.25%, 01/15/82 (Call 01/15/27)(a)	2,274	1,615,381
3.30%, 06/15/41 (Call 12/15/40)	3,288	2,440,682
3.40%, 06/15/29 (Call 03/15/29)	2,222	2,019,642
3.50%, 06/15/51 (Call 12/15/50)	610	437,157
3.75%, 04/15/24 (Call 01/15/24)	3,953	3,894,496
3.75%, 09/01/46 (Call 03/01/46)	3,992	3,008,052
3.95%, 08/15/47 (Call 02/15/47)	2,415	1,865,225
4.20%, 06/15/49 (Call 12/15/48)	2,955	2,368,551
4.30%, 03/15/28 (Call 02/15/28)	3,210	3,097,393
4.50%, 08/15/32 (Call 05/15/32)	3,920	3,721,609
4.80%, 12/15/45 (Call 06/15/45)	2,669	2,365,188
5.00%, 08/15/52 (Call 02/15/52)	3,645	3,316,221
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	2,675	2,153,616
2.40%, 12/15/31 (Call 09/15/31)	2,660	2,192,904
2.50%, 12/01/29 (Call 09/01/29)	2,538	2,194,659

	Par
Security	(000)	Value

Electric (continued)
3.00%, 12/15/51 (Call 06/15/51)	$2,035	$1,398,717
3.20%, 01/15/27 (Call 10/15/26)	3,377	3,210,007
3.40%, 10/01/46 (Call 04/01/46)	2,523	1,875,548
3.80%, 07/15/28 (Call 04/15/28)	2,535	2,425,919
3.85%, 11/15/42 (Call 05/15/42)	1,841	1,494,910
4.20%, 07/15/48 (Call 01/15/48)	1,650	1,404,199
5.65%, 04/01/40	1,651	1,680,602
5.95%, 11/15/52	405	443,941
6.35%, 09/15/37	906	986,942
6.40%, 06/15/38	3,174	3,533,233
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	1,970	1,263,775
3.75%, 05/15/46 (Call 11/15/45)(b)	1,349	1,067,194
6.12%, 10/15/35	1,019	1,047,563
6.35%, 08/15/38	863	935,061
6.45%, 04/01/39	2,043	2,219,229
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	614	570,412
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	2,630	1,839,974
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	2,368	1,953,647
3.65%, 02/01/29 (Call 11/01/28)	1,231	1,158,974
3.70%, 06/15/46 (Call 12/15/45)	1,672	1,248,516
4.30%, 02/01/49 (Call 08/01/48)	967	804,302
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	2,090	1,667,632
2.50%, 08/15/50 (Call 02/15/50)	2,040	1,255,232
2.90%, 08/15/51 (Call 02/15/51)	1,123	751,006
3.25%, 08/15/25 (Call 05/15/25)	1,917	1,856,576
3.40%, 04/01/32 (Call 01/01/32)	2,165	1,934,233
3.45%, 03/15/29 (Call 12/15/28)	2,377	2,203,384
3.60%, 09/15/47 (Call 03/15/47)	2,326	1,773,366
3.70%, 09/01/28 (Call 06/01/28)	2,101	2,004,501
3.70%, 10/15/46 (Call 04/15/46)	2,629	2,036,187
4.00%, 04/01/52 (Call 10/01/51)	1,025	841,546
4.10%, 05/15/42 (Call 11/15/41)	880	747,472
4.10%, 03/15/43 (Call 09/15/42)	1,619	1,373,608
4.15%, 12/01/44 (Call 06/01/44)	2,514	2,126,014
4.20%, 08/15/45 (Call 02/15/45)	1,344	1,140,115
4.38%, 03/30/44 (Call 09/30/43)	1,717	1,497,327
6.30%, 04/01/38	1,505	1,628,982
Edison International
3.55%, 11/15/24 (Call 10/15/24)	2,248	2,163,138
4.13%, 03/15/28 (Call 12/15/27)	2,160	2,001,391
4.70%, 08/15/25	1,955	1,919,634
4.95%, 04/15/25 (Call 03/15/25)	1,755	1,735,923
5.75%, 06/15/27 (Call 04/15/27)	2,683	2,714,981
6.95%, 11/15/29	450	471,663
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	1,262	1,108,490
6.00%, 05/15/35	619	615,645
Emera U.S. Finance LP
0.83%, 06/15/24	1,985	1,837,991
2.64%, 06/15/31 (Call 03/15/31)	2,055	1,633,252
3.55%, 06/15/26 (Call 03/15/26)	3,820	3,590,074
4.75%, 06/15/46 (Call 12/15/45)	3,206	2,560,889
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	3,538	3,359,402
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	3,037	2,922,201
Enel Generacion Chile SA, 4.25%, 04/15/24
(Call 01/15/24)	1,275	1,258,476

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	$1,438	$903,193
3.35%, 06/15/52 (Call 12/15/51)	1,315	942,500
3.50%, 04/01/26 (Call 01/01/26)	2,722	2,629,588
3.70%, 06/01/24 (Call 03/01/24)(b)	350	344,666
4.00%, 06/01/28 (Call 03/01/28)	375	357,116
4.20%, 04/01/49 (Call 10/01/48)	2,594	2,186,716
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,993	1,779,450
1.90%, 06/15/28 (Call 04/15/28)	1,820	1,544,434
2.40%, 06/15/31 (Call 03/05/31)	2,805	2,240,325
2.80%, 06/15/30 (Call 03/15/30)	2,332	1,964,244
2.95%, 09/01/26 (Call 06/01/26)	2,947	2,754,738
3.75%, 06/15/50 (Call 12/15/49)(b)	2,264	1,703,456
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 01/03/23)	846	785,553
1.60%, 12/15/30 (Call 09/15/30)	1,843	1,419,663
2.35%, 06/15/32 (Call 03/15/32)	440	354,024
2.40%, 10/01/26 (Call 07/01/26)	2,156	1,961,054
2.90%, 03/15/51 (Call 09/15/50)	2,865	1,893,880
3.05%, 06/01/31 (Call 03/01/31)	2,464	2,122,736
3.10%, 06/15/41 (Call 12/15/40)	251	189,528
3.12%, 09/01/27 (Call 06/01/27)	1,795	1,667,806
3.25%, 04/01/28 (Call 01/01/28)	2,484	2,279,641
4.00%, 03/15/33 (Call 12/15/32)	2,162	1,973,452
4.20%, 09/01/48 (Call 03/01/48)	3,321	2,780,707
4.20%, 04/01/50 (Call 10/01/49)	2,731	2,253,812
4.75%, 09/15/52 (Call 03/15/52)	2,430	2,203,159
4.95%, 01/15/45 (Call 01/15/25)	2,125	1,919,024
5.40%, 11/01/24(b)	336	339,111
5.59%, 10/01/24	102	103,769
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)(b)	3,488	3,112,517
3.50%, 06/01/51 (Call 03/01/51)	640	469,363
3.85%, 06/01/49 (Call 12/01/48)	2,304	1,792,673
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	1,890	1,486,428
3.55%, 09/30/49 (Call 03/30/49)	1,585	1,166,211
4.00%, 03/30/29 (Call 12/30/28)	532	504,847
4.50%, 03/30/39 (Call 09/30/38)	175	153,319
5.00%, 09/15/52 (Call 03/15/52)	1,480	1,370,820
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	3,759	3,570,336
2.90%, 09/15/29 (Call 06/15/29)	2,890	2,496,613
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,420	1,315,076
3.10%, 04/01/27 (Call 01/01/27)	1,780	1,661,897
3.25%, 09/01/49 (Call 03/01/49)	1,178	831,609
3.45%, 04/15/50 (Call 10/15/49)	1,410	1,035,786
4.10%, 04/01/43 (Call 10/01/42)	1,410	1,176,518
4.13%, 03/01/42 (Call 09/01/41)	1,392	1,170,185
4.25%, 12/01/45 (Call 06/01/45)	964	794,876
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)(b)	1,425	1,383,789
4.20%, 06/15/47 (Call 12/15/46)	1,140	937,730
4.20%, 03/15/48 (Call 09/15/47)	1,054	860,349
5.30%, 10/01/41 (Call 04/01/41)	1,451	1,401,768
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	1,508	1,216,639
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	1,023	851,167
	Par
Security	(000)	Value

Electric (continued)
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	$1,930	$1,603,830
2.90%, 03/01/27 (Call 02/01/27)	1,870	1,716,417
3.38%, 03/01/32 (Call 12/01/31)(b)	1,895	1,665,743
3.45%, 01/15/50 (Call 07/15/49)	2,535	1,872,604
4.20%, 06/27/24	1,810	1,785,529
4.60%, 07/01/27 (Call 06/01/27)	1,738	1,722,932
Series H, 3.15%, 01/15/25 (Call 10/15/24)	1,641	1,577,165
Series L, 2.90%, 10/01/24 (Call 08/01/24)	2,726	2,621,540
Series M, 3.30%, 01/15/28 (Call 10/15/27)	781	720,707
Series N, 3.80%, 12/01/23 (Call 11/01/23)	2,684	2,653,376
Series O, 4.25%, 04/01/29 (Call 01/01/29)	2,212	2,104,585
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	2,266	2,015,902
Series R, 1.65%, 08/15/30 (Call 05/15/30)	2,706	2,122,343
Series U, 1.40%, 08/15/26 (Call 07/15/26)	1,435	1,264,981
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)(f)	1,705	1,579,376
3.35%, 03/15/32 (Call 12/15/31)(b)(f)	75	65,856
3.40%, 04/15/26 (Call 01/15/26)	2,947	2,821,310
3.95%, 06/15/25 (Call 03/15/25)	3,723	3,649,247
4.05%, 04/15/30 (Call 01/15/30)	4,910	4,633,174
4.10%, 03/15/52 (Call 09/15/51)(f)	1,420	1,160,779
4.45%, 04/15/46 (Call 10/15/45)	1,868	1,597,906
4.70%, 04/15/50 (Call 10/15/49)	2,887	2,565,994
4.95%, 06/15/35 (Call 12/15/34)	1,969	1,904,633
5.10%, 06/15/45 (Call 12/15/44)	2,150	2,040,672
5.63%, 06/15/35	2,464	2,523,555
Exelon Generation Co. LLC, 5.75%, 10/01/41
(Call 04/01/41)	3,136	3,060,109
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	1,488	1,252,003
2.85%, 04/01/25 (Call 03/01/25)	6,150	5,906,275
2.88%, 12/04/51 (Call 06/04/51)	4,422	3,083,107
3.13%, 12/01/25 (Call 06/01/25)	2,593	2,496,722
3.15%, 10/01/49 (Call 04/01/49)	3,004	2,210,403
3.25%, 06/01/24 (Call 12/01/23)	2,846	2,789,194
3.70%, 12/01/47 (Call 06/01/47)	2,795	2,273,425
3.80%, 12/15/42 (Call 06/15/42)	1,656	1,391,106
3.95%, 03/01/48 (Call 09/01/47)	3,697	3,121,710
3.99%, 03/01/49 (Call 09/01/48)	2,515	2,131,639
4.05%, 06/01/42 (Call 12/01/41)	2,355	2,053,701
4.05%, 10/01/44 (Call 04/01/44)	2,043	1,759,820
4.13%, 02/01/42 (Call 08/01/41)	2,118	1,872,312
4.13%, 06/01/48 (Call 12/01/47)	2,141	1,842,245
4.95%, 06/01/35	374	369,819
5.25%, 02/01/41 (Call 08/01/40)	1,670	1,676,864
5.63%, 04/01/34	620	651,490
5.65%, 02/01/37	2,267	2,331,995
5.69%, 03/01/40	1,328	1,390,628
5.95%, 02/01/38	1,873	2,000,158
5.96%, 04/01/39	640	690,170
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	5,373	5,009,409
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	295	281,312
3.25%, 03/30/27 (Call 12/30/26)	1,250	1,165,088
4.30%, 03/15/42	4,538	3,952,008
4.30%, 03/15/43	1,812	1,562,361
4.70%, 05/15/32 (Call 02/15/32)	1,220	1,187,621
5.13%, 05/15/52 (Call 11/15/51)	1,630	1,575,672
Series 10-C, 4.75%, 09/01/40	2,409	2,223,627

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Series A, 2.20%, 09/15/24 (Call 08/15/24)	$2,392	$2,279,983
Series A, 3.25%, 03/15/51 (Call 09/15/50)	500	354,565
Series B, 2.65%, 09/15/29 (Call 06/15/29)	2,582	2,219,616
Series B, 3.70%, 01/30/50 (Call 07/30/49)	1,593	1,213,484
Gulf Power Co., Series A, 3.30%, 05/30/27
(Call 02/28/27)	1,586	1,497,247
Iberdrola International BV
5.81%, 03/15/25	790	808,581
6.75%, 07/15/36	1,457	1,541,812
Idaho Power Co., Series K, 4.20%, 03/01/48
(Call 09/01/47)	386	316,620
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	2,215	1,528,217
3.85%, 05/15/28 (Call 02/15/28)(b)	1,627	1,545,731
4.25%, 08/15/48 (Call 02/15/48)	1,700	1,401,174
6.05%, 03/15/37	215	224,875
Series K, 4.55%, 03/15/46 (Call 09/15/45)	1,818	1,549,645
Series L, 3.75%, 07/01/47 (Call 01/01/47)	1,713	1,285,915
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	722	595,405
3.10%, 11/30/51 (Call 05/30/51)	1,495	993,607
3.25%, 12/01/24 (Call 09/01/24)	3,135	3,025,996
3.50%, 09/30/49 (Call 03/30/49)(b)	1,204	883,880
3.60%, 04/01/29 (Call 01/01/29)	807	743,497
3.70%, 09/15/46 (Call 03/15/46)	1,133	835,554
4.10%, 09/26/28 (Call 06/26/28)	2,789	2,679,420
6.25%, 07/15/39	740	776,808
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	1,873	1,816,473
4.25%, 05/01/30 (Call 02/01/30)	1,910	1,716,517
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	1,885	1,767,791
3.35%, 11/15/27 (Call 08/15/27)	1,630	1,500,545
3.65%, 06/15/24 (Call 03/15/24)	1,262	1,230,147
5.30%, 07/01/43 (Call 01/01/43)	1,271	1,164,198
John Sevier Combined Cycle Generation LLC, 4.63%,
01/15/42	166	159,463
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	1,945	1,396,821
4.38%, 10/01/45 (Call 04/01/45)	1,986	1,700,195
5.13%, 11/01/40 (Call 05/01/40)	2,579	2,463,822
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	645	540,323
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	1,177	1,130,414
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)(b)	2,095	1,380,165
3.10%, 05/01/27 (Call 02/01/27)	2,245	2,123,164
3.15%, 04/15/50 (Call 10/15/49)	1,687	1,215,804
3.50%, 10/15/24 (Call 07/15/24)	4,443	4,352,674
3.65%, 04/15/29 (Call 01/15/29)	3,400	3,214,870
3.65%, 08/01/48 (Call 02/01/48)	2,663	2,107,365
3.95%, 08/01/47 (Call 02/01/47)	1,833	1,517,431
4.25%, 05/01/46 (Call 11/01/45)	1,600	1,362,032
4.25%, 07/15/49 (Call 01/15/49)	3,489	3,030,545
4.40%, 10/15/44 (Call 04/15/44)	1,512	1,340,116
4.80%, 09/15/43 (Call 03/15/43)	717	671,055
5.75%, 11/01/35	320	335,523
5.80%, 10/15/36	1,679	1,775,694
6.75%, 12/30/31	1,085	1,228,502
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	3,540	3,318,608
	Par
Security	(000)	Value

Electric (continued)
Series 12-A, 4.25%, 03/15/42	$2,426	$2,002,226
Series B, 3.10%, 07/30/51 (Call 01/30/51)	2,064	1,354,562
National Grid USA, 5.80%, 04/01/35	1,472	1,403,537
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	309	293,043
1.00%, 06/15/26 (Call 05/15/26)	1,022	904,071
1.35%, 03/15/31 (Call 12/15/30)	2,049	1,535,582
1.65%, 06/15/31 (Call 03/15/31)	1,615	1,232,487
1.88%, 02/07/25	1,386	1,300,941
2.40%, 03/15/30 (Call 12/15/29)	2,475	2,083,851
2.75%, 04/15/32 (Call 01/15/32)	1,380	1,153,501
2.85%, 01/27/25 (Call 10/27/24)	1,817	1,749,826
2.95%, 02/07/24 (Call 12/07/23)	3,966	3,874,306
3.05%, 04/25/27 (Call 01/25/27)(b)	1,661	1,546,574
3.25%, 11/01/25 (Call 08/01/25)	2,475	2,367,164
3.40%, 02/07/28 (Call 11/07/27)	2,380	2,222,182
3.45%, 06/15/25	1,145	1,105,131
3.70%, 03/15/29 (Call 12/15/28)	2,690	2,481,794
3.90%, 11/01/28 (Call 08/01/28)	1,415	1,340,741
4.02%, 11/01/32 (Call 05/01/32)	1,559	1,427,732
4.15%, 12/15/32 (Call 09/15/32)	1,365	1,279,947
4.30%, 03/15/49 (Call 09/15/48)	1,739	1,474,237
4.40%, 11/01/48 (Call 05/01/48)	1,150	970,405
5.25%, 04/20/46 (Call 04/20/26),
(3 mo. LIBOR US + 3.630%)(a)	1,020	914,471
5.45%, 10/30/25	2,200	2,234,716
5.80%, 01/15/33	1,790	1,887,233
Series C, 8.00%, 03/01/32	1,188	1,419,862
Series D, 1.00%, 10/18/24	1,185	1,100,735
Nevada Power Co.
5.90%, 05/01/53 (Call 11/01/52)	535	579,844
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	2,329	2,192,637
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	510	430,144
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	1,275	865,980
Series N, 6.65%, 04/01/36	945	1,038,678
Series R, 6.75%, 07/01/37	1,470	1,604,858
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	5,065	4,516,309
1.90%, 06/15/28 (Call 04/15/28)	3,195	2,741,022
2.25%, 06/01/30 (Call 03/01/30)	3,052	2,534,381
2.44%, 01/15/32 (Call 10/15/31)	3,203	2,609,164
2.75%, 11/01/29 (Call 08/01/29)	3,575	3,115,362
2.94%, 03/21/24 (Call 01/03/23)	40	38,812
3.00%, 01/15/52 (Call 07/15/51)	2,045	1,402,175
3.50%, 04/01/29 (Call 01/01/29)	4,249	3,901,007
3.55%, 05/01/27 (Call 02/01/27)	5,572	5,284,763
3.80%, 03/15/82 (Call 03/15/27)(a)	300	232,677
4.20%, 06/20/24	3,100	3,058,832
4.26%, 09/01/24	2,000	1,973,720
4.45%, 06/20/25	3,020	3,005,262
4.63%, 07/15/27 (Call 06/15/27)	5,575	5,534,637
4.80%, 12/01/77 (Call 12/01/27),
(3 mo. LIBOR US + 2.409%)(a)	2,983	2,403,433
5.00%, 07/15/32 (Call 04/15/32)	4,812	4,808,439
5.65%, 05/01/79 (Call 05/01/29),
(3 mo. LIBOR US + 3.156%)(a)	371	323,156
Northern States Power Co./MN
2.25%, 04/01/31 (Call 11/01/30)	1,215	1,021,499
2.60%, 06/01/51 (Call 12/01/50)	1,880	1,226,023
2.90%, 03/01/50 (Call 09/01/49)	2,459	1,712,816

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
3.20%, 04/01/52 (Call 10/01/51)	$1,740	$1,270,705
3.40%, 08/15/42 (Call 02/15/42)	1,078	853,248
3.60%, 05/15/46 (Call 11/15/45)	1,091	861,519
3.60%, 09/15/47 (Call 03/15/47)	2,113	1,663,818
4.00%, 08/15/45 (Call 02/15/45)	1,497	1,245,040
4.13%, 05/15/44 (Call 11/15/43)	1,530	1,322,501
4.50%, 06/01/52 (Call 12/01/51)	1,110	1,022,110
5.35%, 11/01/39	965	984,618
6.20%, 07/01/37	988	1,079,291
6.25%, 06/01/36	1,110	1,216,715
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	415	340,512
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	876	705,294
3.10%, 06/01/51 (Call 12/01/50)	335	233,991
3.20%, 05/15/27 (Call 02/15/27)	2,336	2,203,152
3.25%, 05/15/29 (Call 02/15/29)	1,957	1,799,481
3.95%, 04/01/30 (Call 01/01/30)	1,936	1,844,195
4.40%, 03/01/44 (Call 09/01/43)	1,535	1,357,508
4.55%, 06/01/52 (Call 12/01/51)	1,990	1,838,004
5.50%, 03/15/40	210	213,169
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	1,560	1,138,909
4.50%, 04/01/47 (Call 10/01/46)(f)	1,435	1,158,160
5.05%, 10/01/48 (Call 04/01/48)	1,745	1,521,413
5.25%, 09/01/50	917	798,735
5.38%, 11/01/40	1,530	1,390,005
5.95%, 11/01/39	1,601	1,542,820
Ohio Edison Co., 6.88%, 07/15/36	1,100	1,206,062
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	2,017	1,597,040
4.15%, 04/01/48 (Call 10/01/47)	1,677	1,369,841
Series P, 2.60%, 04/01/30 (Call 01/01/30)	2,348	2,008,268
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	2,571	1,995,173
Series R, 2.90%, 10/01/51 (Call 04/01/51)	1,240	824,575
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	1,731	1,528,473
3.30%, 03/15/30 (Call 09/15/29)	1,371	1,220,930
3.80%, 08/15/28 (Call 02/15/28)(b)	1,187	1,117,489
3.85%, 08/15/47 (Call 02/15/47)	1,324	1,028,007
4.15%, 04/01/47 (Call 10/01/46)	1,345	1,092,315
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	3,915	3,482,510
2.70%, 11/15/51 (Call 05/15/51)(b)	1,835	1,208,146
2.75%, 06/01/24 (Call 05/01/24)	4,280	4,145,394
2.75%, 05/15/30 (Call 02/15/30)	1,942	1,698,726
2.95%, 04/01/25 (Call 01/01/25)	1,066	1,023,062
3.10%, 09/15/49 (Call 03/15/49)	1,595	1,148,081
3.70%, 11/15/28 (Call 08/15/28)	3,313	3,140,360
3.70%, 05/15/50 (Call 11/15/49)	2,046	1,640,319
3.75%, 04/01/45 (Call 10/01/44)	2,401	1,957,511
3.80%, 09/30/47 (Call 03/30/47)(b)	1,777	1,458,953
3.80%, 06/01/49 (Call 12/01/48)	1,643	1,332,949
4.10%, 11/15/48 (Call 05/15/48)	1,420	1,210,010
4.15%, 06/01/32 (Call 03/01/32)(f)	1,195	1,145,838
4.55%, 09/15/32 (Call 06/15/32)(f)	2,475	2,447,849
4.55%, 12/01/41 (Call 06/01/41)	1,066	988,950
4.95%, 09/15/52 (Call 03/15/52)(f)	5,175	5,111,710
5.25%, 09/30/40	992	990,492
5.30%, 06/01/42 (Call 12/01/41)	1,533	1,547,303
5.35%, 10/01/52 (Call 04/01/52)	70	71,849
	Par
Security	(000)	Value

Electric (continued)
5.75%, 03/15/29 (Call 12/15/28)	$729	$762,738
7.00%, 05/01/32	682	779,587
7.25%, 01/15/33	857	1,004,430
7.50%, 09/01/38	1,454	1,777,355
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	4,400	3,755,532
2.50%, 02/01/31 (Call 11/01/30)	7,148	5,614,540
2.95%, 03/01/26 (Call 12/01/25)	2,803	2,562,783
3.00%, 06/15/28 (Call 04/15/28)	3,410	2,948,286
3.15%, 01/01/26	3,313	3,066,980
3.25%, 02/16/24 (Call 02/16/23)	265	257,501
3.25%, 06/01/31 (Call 03/01/31)	2,465	2,030,125
3.30%, 03/15/27 (Call 12/15/26)	1,574	1,407,691
3.30%, 12/01/27 (Call 09/01/27)	2,442	2,152,843
3.30%, 08/01/40 (Call 02/01/40)	4,597	3,218,452
3.40%, 08/15/24 (Call 05/15/24)	100	95,300
3.45%, 07/01/25	1,747	1,654,322
3.50%, 06/15/25 (Call 03/15/25)(b)	1,070	1,008,999
3.50%, 08/01/50 (Call 02/01/50)	6,745	4,387,285
3.75%, 02/15/24 (Call 11/15/23)	110	107,697
3.75%, 07/01/28	3,824	3,389,211
3.75%, 08/15/42 (Call 02/15/42)	488	335,149
3.95%, 12/01/47 (Call 06/01/47)	3,008	2,090,470
4.00%, 12/01/46 (Call 06/01/46)	2,634	1,813,456
4.20%, 03/01/29 (Call 01/01/29)	1,605	1,445,623
4.20%, 06/01/41 (Call 12/01/40)(b)	2,542	1,931,742
4.25%, 03/15/46 (Call 09/15/45)	2,042	1,463,420
4.30%, 03/15/45 (Call 09/15/44)	2,144	1,567,307
4.40%, 03/01/32 (Call 12/01/31)	1,705	1,500,008
4.45%, 04/15/42 (Call 10/15/41)	1,591	1,210,815
4.50%, 07/01/40 (Call 01/01/40)	7,198	5,751,634
4.55%, 07/01/30 (Call 01/01/30)	11,064	10,134,513
4.60%, 06/15/43 (Call 12/15/42)	1,361	1,049,345
4.65%, 08/01/28 (Call 05/01/28)	1,150	1,046,742
4.75%, 02/15/44 (Call 08/15/43)	1,520	1,191,665
4.95%, 06/08/25	2,495	2,451,238
4.95%, 07/01/50 (Call 01/01/50)	10,492	8,381,744
5.25%, 03/01/52 (Call 09/01/51)	1,915	1,605,517
5.45%, 06/15/27 (Call 05/15/27)	2,499	2,440,024
5.90%, 06/15/32 (Call 03/15/32)	2,540	2,490,775
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	1,470	1,262,157
2.90%, 06/15/52 (Call 12/15/51)	760	512,764
3.30%, 03/15/51 (Call 09/15/50)	2,694	1,958,188
3.50%, 06/15/29 (Call 03/15/29)	1,825	1,680,004
3.60%, 04/01/24 (Call 01/01/24)	2,325	2,291,520
4.10%, 02/01/42 (Call 08/01/41)	1,386	1,165,238
4.13%, 01/15/49 (Call 07/15/48)	1,785	1,484,513
4.15%, 02/15/50 (Call 08/15/49)	2,297	1,927,022
5.25%, 06/15/35	879	867,511
5.35%, 12/01/53	3,500	3,512,880
5.75%, 04/01/37	622	633,445
6.00%, 01/15/39	2,393	2,513,368
6.10%, 08/01/36	1,980	2,032,628
6.25%, 10/15/37	2,232	2,383,620
6.35%, 07/15/38	680	735,916
7.70%, 11/15/31(b)	50	58,695
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	355	236,597
2.85%, 09/15/51 (Call 03/15/51)	720	485,179

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
3.00%, 09/15/49 (Call 03/15/49)	$1,500	$1,044,135
3.05%, 03/15/51 (Call 09/15/50)	925	649,563
3.15%, 10/15/25 (Call 07/15/25)	835	802,903
3.70%, 09/15/47 (Call 03/15/47)	1,746	1,391,649
3.90%, 03/01/48 (Call 09/01/47)	2,572	2,111,020
4.15%, 10/01/44 (Call 04/01/44)	855	732,812
4.38%, 08/15/52 (Call 02/15/52)	1,225	1,098,004
4.60%, 05/15/52 (Call 11/15/51)	1,435	1,325,481
5.95%, 10/01/36	650	691,197
Pinnacle West Capital Corp., 1.30%, 06/15/25
(Call 05/15/25)	2,128	1,934,331
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	2,347	2,311,138
4.15%, 03/15/43 (Call 09/15/42)	2,239	1,912,643
6.50%, 11/15/37	210	232,235
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	3,881	3,628,502
4.13%, 04/15/30 (Call 01/15/30)	465	431,567
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	1,602	1,094,823
3.95%, 06/01/47 (Call 12/01/46)	683	564,151
4.13%, 06/15/44 (Call 12/15/43)	876	736,681
4.15%, 10/01/45 (Call 04/01/45)	1,435	1,202,989
4.15%, 06/15/48 (Call 12/15/47)	1,570	1,330,936
4.75%, 07/15/43 (Call 01/15/43)	1,055	970,642
6.25%, 05/15/39	1,275	1,372,933
Progress Energy Inc.
6.00%, 12/01/39	2,547	2,581,588
7.00%, 10/30/31	1,215	1,336,707
7.75%, 03/01/31	1,899	2,177,830
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	360	290,556
3.60%, 09/15/42 (Call 03/15/42)	778	622,758
3.70%, 06/15/28 (Call 12/15/27)	1,760	1,677,931
3.80%, 06/15/47 (Call 12/15/46)	1,599	1,281,391
4.05%, 09/15/49 (Call 03/15/49)	1,771	1,475,402
4.10%, 06/01/32 (Call 03/01/32)	1,080	1,030,104
4.10%, 06/15/48 (Call 12/15/47)	1,535	1,293,069
4.30%, 03/15/44 (Call 09/15/43)	1,416	1,232,642
4.50%, 06/01/52 (Call 12/01/51)	1,080	975,791
6.50%, 08/01/38	60	67,072
Series 17, 6.25%, 09/01/37	789	874,236
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	1,374	1,001,344
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	2,364	1,914,320
Series 36, 2.70%, 01/15/51 (Call 07/15/50)(b)	1,480	966,484
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	1,550	1,206,241
Series V, 2.20%, 06/15/31 (Call 03/15/31)	145	119,979
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31 (Call 05/15/31)	1,060	857,042
Series K, 3.15%, 08/15/51 (Call 02/15/51)	500	339,065
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	1,525	1,360,209
1.90%, 08/15/31 (Call 05/15/31)	1,740	1,404,563
2.05%, 08/01/50 (Call 02/01/50)(b)	1,515	860,111
2.25%, 09/15/26 (Call 06/15/26)	1,389	1,269,852
2.45%, 01/15/30 (Call 10/15/29)	3,772	3,260,743
2.70%, 05/01/50 (Call 11/01/49)	605	398,604
3.00%, 05/15/25 (Call 02/15/25)	513	492,654
3.00%, 05/15/27 (Call 02/15/27)	1,884	1,764,649
	Par
Security	(000)	Value

Electric (continued)
3.00%, 03/01/51 (Call 09/01/50)	$85	$59,243
3.10%, 03/15/32 (Call 12/15/31)(b)	196	173,644
3.15%, 01/01/50 (Call 07/01/49)	1,850	1,331,852
3.20%, 05/15/29 (Call 02/15/29)	1,424	1,303,957
3.20%, 08/01/49 (Call 02/01/49)	1,685	1,220,985
3.60%, 12/01/47 (Call 06/01/47)	1,639	1,275,732
3.65%, 09/01/28 (Call 06/01/28)	2,023	1,910,218
3.65%, 09/01/42 (Call 03/01/42)	1,920	1,558,406
3.70%, 05/01/28 (Call 02/01/28)	1,564	1,498,687
3.80%, 01/01/43 (Call 07/01/42)	494	408,424
3.80%, 03/01/46 (Call 09/01/45)	2,478	2,008,196
3.85%, 05/01/49 (Call 11/01/48)	2,302	1,859,187
3.95%, 05/01/42 (Call 11/01/41)	200	169,794
4.05%, 05/01/48 (Call 11/01/47)	1,801	1,515,632
4.90%, 12/15/32	2,110	2,108,628
5.50%, 03/01/40(b)	247	252,659
5.80%, 05/01/37	193	203,692
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	1,672	1,498,179
1.60%, 08/15/30 (Call 05/15/30)(b)	1,573	1,228,482
2.45%, 11/15/31 (Call 08/15/31)	280	225,971
2.88%, 06/15/24 (Call 05/15/24)	4,227	4,082,394
5.85%, 11/15/27 (Call 10/15/27)	1,000	1,030,440
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	3,595	3,078,506
3.65%, 05/15/25 (Call 02/15/25)	2,223	2,116,674
4.10%, 06/15/30 (Call 03/15/30)	1,264	1,141,139
4.22%, 03/15/32 (Call 12/15/31)	2,534	2,270,641
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)	445	289,624
3.25%, 09/15/49 (Call 03/15/49)	2,773	1,923,519
4.22%, 06/15/48 (Call 12/15/47)	3,095	2,578,754
4.30%, 05/20/45 (Call 11/20/44)	1,312	1,096,268
5.64%, 04/15/41 (Call 10/15/40)	25	24,847
5.76%, 10/01/39	1,320	1,321,835
5.80%, 03/15/40	960	969,638
6.27%, 03/15/37(b)	1,110	1,155,321
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	2,800	2,611,364
3.70%, 03/15/52 (Call 09/15/51)	45	35,978
4.15%, 05/15/48 (Call 11/15/47)	1,690	1,431,565
4.50%, 08/15/40	483	436,956
6.00%, 06/01/39	940	981,727
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	2,460	1,935,725
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	2,359	1,957,569
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	2,011	1,461,595
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	3,170	2,540,058
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	1,520	1,059,045
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	850	735,420
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	3,145	2,925,290
3.30%, 04/01/25 (Call 03/01/25)	2,438	2,353,670
3.40%, 02/01/28 (Call 11/01/27)	3,517	3,264,479
3.70%, 04/01/29 (Call 02/01/29)	1,560	1,428,102
3.80%, 02/01/38 (Call 08/01/37)	3,752	3,064,333
4.00%, 02/01/48 (Call 08/01/47)	1,257	976,111
4.13%, 04/01/52 (Call 01/01/27)(a)	3,280	2,542,754
6.00%, 10/15/39	2,976	3,019,747
Sierra Pacific Power Co., 2.60%, 05/01/26
(Call 02/01/26)	3,034	2,846,226

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	$1,710	$1,621,285
2.25%, 06/01/30 (Call 03/01/30)	1,572	1,304,005
2.75%, 02/01/32 (Call 11/01/31)	2,320	1,947,385
2.85%, 08/01/29 (Call 05/01/29)(b)	2,148	1,883,173
3.45%, 02/01/52 (Call 08/01/51)	1,305	955,586
3.65%, 02/01/50 (Call 08/01/49)	4,519	3,371,219
4.00%, 04/01/47 (Call 10/01/46)	6,634	5,233,961
4.05%, 03/15/42 (Call 09/15/41)	1,907	1,533,991
4.50%, 09/01/40 (Call 03/01/40)	1,500	1,293,255
4.65%, 10/01/43 (Call 04/01/43)(b)	1,738	1,530,413
5.50%, 03/15/40	2,358	2,308,175
5.63%, 02/01/36	1,284	1,264,881
5.85%, 11/01/27 (Call 10/01/27)	1,535	1,586,039
6.00%, 01/15/34	1,364	1,432,282
6.05%, 03/15/39	2,170	2,214,593
6.65%, 04/01/29	1,230	1,278,327
Series 04-G, 5.75%, 04/01/35	679	684,473
Series 05-E, 5.35%, 07/15/35	1,296	1,264,118
Series 06-E, 5.55%, 01/15/37	1,510	1,480,540
Series 08-A, 5.95%, 02/01/38	1,887	1,926,250
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	1,794	1,390,870
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	1,285	1,145,038
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	395	259,531
Series A, 4.20%, 03/01/29 (Call 12/01/28)	1,403	1,336,540
Series B, 3.65%, 03/01/28 (Call 12/01/27)	2,072	1,941,340
Series B, 4.88%, 03/01/49 (Call 09/01/48)	2,581	2,281,991
Series C, 3.60%, 02/01/45 (Call 08/01/44)	1,120	817,645
Series C, 4.13%, 03/01/48 (Call 09/01/47)	3,122	2,516,800
Series C, 4.20%, 06/01/25	1,335	1,312,826
Series D, 4.70%, 06/01/27 (Call 05/01/27)	1,490	1,471,002
Series E, 3.70%, 08/01/25 (Call 06/01/25)	4,046	3,929,192
Series E, 5.45%, 06/01/52 (Call 12/01/51)	1,695	1,649,930
Series G, 2.50%, 06/01/31 (Call 03/01/31)	2,182	1,806,740
Series H, 3.65%, 06/01/51 (Call 12/01/50)	1,670	1,249,628
Series K, 0.98%, 08/01/24	855	799,793
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	8,863	8,420,205
4.25%, 07/01/36 (Call 01/01/36)	805	714,808
4.40%, 07/01/46 (Call 01/01/46)	5,856	4,960,091
4.48%, 08/01/24(e)	15	14,769
5.11%, 08/01/27	2,150	2,143,765
5.15%, 10/06/25	2,055	2,069,426
5.70%, 10/15/32	920	947,057
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	1,000	945,520
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(a)	3,005	2,404,962
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	1,175	992,135
Series A, 3.70%, 04/30/30 (Call 01/30/30)	3,935	3,574,829
Series B, 4.00%, 01/15/51 (Call 10/15/25)(a)	1,125	1,007,145
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	1,433	1,264,866
4.15%, 12/01/25 (Call 09/01/25)	3,511	3,455,456
5.15%, 09/15/41	2,468	2,249,853
5.25%, 07/15/43	1,060	957,095
Series F, 4.95%, 12/15/46 (Call 06/15/46)	1,485	1,277,486
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	1,300	880,594
6.20%, 03/15/40	1,594	1,634,424
Series J, 3.90%, 04/01/45 (Call 10/01/44)	540	411,545
Series K, 2.75%, 10/01/26 (Call 07/01/26)	1,690	1,545,167
	Par
Security	(000)	Value

Electric (continued)
Series L, 3.85%, 02/01/48 (Call 08/01/47)	$1,763	$1,320,751
Series M, 4.10%, 09/15/28 (Call 06/15/28)	1,620	1,550,356
Series N, 1.65%, 03/15/26 (Call 02/15/26)	2,225	1,997,939
Southwestern Public Service Co.
3.30%, 06/15/24 (Call 12/15/23)(b)	810	791,038
3.40%, 08/15/46 (Call 02/15/46)	1,098	808,952
3.70%, 08/15/47 (Call 02/15/47)	1,885	1,438,142
3.75%, 06/15/49 (Call 12/15/48)	1,273	988,497
4.50%, 08/15/41 (Call 02/15/41)	1,616	1,430,806
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	1,228	1,044,230
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	838	592,441
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	2,434	2,007,417
3.45%, 03/15/51 (Call 09/15/50)	160	115,768
3.63%, 06/15/50 (Call 12/15/49)	1,016	749,239
4.10%, 06/15/42 (Call 12/15/41)	1,036	853,395
4.30%, 06/15/48 (Call 12/15/47)	1,478	1,228,410
4.35%, 05/15/44 (Call 11/15/43)	1,260	1,061,462
4.45%, 06/15/49 (Call 12/15/48)	1,954	1,658,321
5.00%, 07/15/52 (Call 01/15/52)	1,040	977,454
Toledo Edison Co. (The), 6.15%, 05/15/37	904	952,111
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	2,900	2,241,381
3.05%, 03/15/25 (Call 12/15/24)(b)	285	273,646
3.25%, 05/15/32 (Call 02/15/32)	968	835,791
3.25%, 05/01/51 (Call 11/01/50)	1,150	781,460
4.00%, 06/15/50 (Call 12/15/49)	1,252	972,766
4.85%, 12/01/48 (Call 06/01/48)	1,137	1,000,333
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	2,330	1,859,014
2.63%, 03/15/51 (Call 09/15/50)	896	571,594
2.95%, 06/15/27 (Call 03/15/27)	2,368	2,213,843
2.95%, 03/15/30 (Call 12/15/29)	2,134	1,889,038
3.25%, 10/01/49 (Call 04/01/49)	2,896	2,062,879
3.50%, 04/15/24 (Call 01/15/24)	1,930	1,896,997
3.50%, 03/15/29 (Call 12/15/28)	2,239	2,081,576
3.65%, 04/15/45 (Call 10/15/44)	1,765	1,362,050
3.90%, 09/15/42 (Call 03/15/42)	750	620,670
3.90%, 04/01/52 (Call 10/01/51)	525	429,056
4.00%, 04/01/48 (Call 10/01/47)	2,440	1,988,649
5.30%, 08/01/37	115	112,076
8.45%, 03/15/39	193	246,345
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	2,105	1,721,322
2.40%, 03/30/32 (Call 12/30/31)	1,085	886,695
2.45%, 12/15/50 (Call 06/15/50)	3,077	1,877,801
2.95%, 11/15/51 (Call 05/15/51)	2,365	1,594,152
3.30%, 12/01/49 (Call 06/01/49)	1,635	1,198,422
3.45%, 02/15/24 (Call 11/15/23)	1,114	1,095,664
4.00%, 01/15/43 (Call 07/15/42)	1,445	1,189,813
4.45%, 02/15/44 (Call 08/15/43)	1,750	1,529,850
4.60%, 12/01/48 (Call 06/01/48)	2,100	1,857,912
6.35%, 11/30/37	1,502	1,595,725
8.88%, 11/15/38	1,858	2,454,009
Series A, 2.88%, 07/15/29 (Call 04/15/29)	1,426	1,269,126
Series A, 3.10%, 05/15/25 (Call 02/15/25)	2,267	2,180,763
Series A, 3.15%, 01/15/26 (Call 10/15/25)	4,037	3,852,630
Series A, 3.50%, 03/15/27 (Call 12/15/26)	2,232	2,126,292
Series A, 3.80%, 04/01/28 (Call 01/01/28)	3,420	3,269,588
Series A, 6.00%, 05/15/37	1,952	2,042,514

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Series B, 2.95%, 11/15/26 (Call 08/15/26)	$2,315	$2,161,423
Series B, 3.75%, 05/15/27 (Call 04/15/27)(b)	970	932,335
Series B, 3.80%, 09/15/47 (Call 03/15/47)	1,967	1,542,836
Series B, 4.20%, 05/15/45 (Call 11/15/44)	1,407	1,169,921
Series B, 6.00%, 01/15/36	1,319	1,371,509
Series C, 4.00%, 11/15/46 (Call 05/15/46)	1,900	1,523,971
Series C, 4.63%, 05/15/52 (Call 11/15/51)	2,210	1,978,812
Series D, 4.65%, 08/15/43 (Call 02/15/43)	2,115	1,896,161
WEC Energy Group Inc.
0.80%, 03/15/24 (Call 02/15/24)(b)	934	884,003
1.38%, 10/15/27 (Call 08/15/27)	1,562	1,326,607
1.80%, 10/15/30 (Call 07/15/30)	923	730,628
2.20%, 12/15/28 (Call 10/15/28)	592	503,360
5.00%, 09/27/25 (Call 08/27/25)	1,510	1,517,716
5.15%, 10/01/27 (Call 09/01/27)	3,670	3,726,445
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)(b)	1,995	1,709,416
2.05%, 12/15/24 (Call 11/15/24)	1,660	1,574,560
4.30%, 10/15/48 (Call 04/15/48)	745	621,032
4.75%, 09/30/32 (Call 06/30/32)	1,380	1,369,843
5.63%, 05/15/33	110	115,427
5.70%, 12/01/36	475	485,279
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	1,850	1,479,944
3.00%, 07/01/29 (Call 04/01/29)	1,943	1,726,666
3.05%, 10/15/27 (Call 07/15/27)	1,205	1,118,806
3.65%, 04/01/50 (Call 10/01/49)	1,305	981,556
3.95%, 09/01/32 (Call 06/01/32)	4,360	4,038,886
6.38%, 08/15/37	245	261,430
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	1,345	890,955
3.30%, 09/01/49 (Call 03/01/49)	1,310	929,314
3.67%, 12/01/42	1,180	910,311
4.75%, 11/01/44 (Call 05/01/44)(b)	1,568	1,415,841
5.35%, 11/10/25	1,230	1,246,900
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	2,485	2,194,777
2.35%, 11/15/31 (Call 05/15/31)	1,585	1,276,543
2.60%, 12/01/29 (Call 06/01/29)	2,321	1,993,437
3.30%, 06/01/25 (Call 12/01/24)	2,549	2,451,960
3.35%, 12/01/26 (Call 06/01/26)	2,807	2,656,825
3.40%, 06/01/30 (Call 12/01/29)	2,365	2,117,928
3.50%, 12/01/49 (Call 06/01/49)(b)	1,665	1,236,046
4.00%, 06/15/28 (Call 12/15/27)(b)	3,541	3,409,133
4.60%, 06/01/32 (Call 12/01/31)	2,670	2,571,450
6.50%, 07/01/36	904	981,825
		1,532,545,123
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30
(Call 09/15/30)	1,296	1,004,957
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	654	570,393
1.80%, 10/15/27 (Call 08/15/27)	2,881	2,545,277
1.95%, 10/15/30 (Call 07/15/30)	1,131	926,300
2.00%, 12/21/28 (Call 10/21/28)	2,200	1,899,502
2.20%, 12/21/31 (Call 09/21/31)	2,341	1,924,864
2.75%, 10/15/50 (Call 04/15/50)(b)	2,595	1,740,363
2.80%, 12/21/51 (Call 06/21/51)	2,025	1,356,467
3.15%, 06/01/25 (Call 03/01/25)	3,175	3,073,114
	Par
Security	(000)	Value

Electrical Components & Equipment (continued)
5.25%, 11/15/39	$1,440	$1,440,878
		16,482,115
Electronics — 0.2%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	689	563,829
2.30%, 03/12/31 (Call 12/12/30)	3,584	2,939,633
2.75%, 09/15/29 (Call 06/15/29)	2,209	1,935,725
3.05%, 09/22/26 (Call 06/22/26)	2,681	2,514,135
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	2,026	1,748,843
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	1,956	1,884,000
3.55%, 10/01/27 (Call 07/01/27)	1,627	1,479,740
5.41%, 07/01/32 (Call 04/01/32)	1,270	1,219,670
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	966	909,692
2.20%, 09/15/31 (Call 06/15/31)	2,095	1,683,270
2.80%, 02/15/30 (Call 11/15/29)	4,307	3,738,476
3.20%, 04/01/24 (Call 02/01/24)	1,984	1,939,975
4.35%, 06/01/29 (Call 03/01/29)	1,506	1,455,459
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	2,880	2,299,046
3.25%, 09/08/24 (Call 07/08/24)	1,943	1,868,272
3.88%, 01/12/28 (Call 10/12/27)	1,420	1,306,812
4.00%, 04/01/25 (Call 01/01/25)	1,581	1,535,420
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	1,766	1,375,343
4.63%, 04/15/26 (Call 01/15/26)	3,006	2,908,365
5.50%, 06/01/32 (Call 03/01/32)	1,275	1,190,315
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	2,400	2,261,928
4.75%, 06/15/25 (Call 03/15/25)	3,042	2,993,571
4.88%, 06/15/29 (Call 03/15/29)	3,091	2,880,750
4.88%, 05/12/30 (Call 02/12/30)(b)	2,109	1,959,830
6.00%, 01/15/28	1,080	1,069,988
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	4,306	4,059,266
4.30%, 06/15/46 (Call 12/15/45)	1,315	1,042,927
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	2,494	2,192,625
1.35%, 06/01/25 (Call 05/01/25)	3,604	3,341,737
1.75%, 09/01/31 (Call 06/01/31)	3,555	2,859,926
1.95%, 06/01/30 (Call 03/01/30)	2,581	2,161,149
2.30%, 08/15/24 (Call 07/15/24)	4,720	4,550,080
2.50%, 11/01/26 (Call 08/01/26)	7,274	6,802,281
2.70%, 08/15/29 (Call 05/15/29)	4,005	3,602,698
2.80%, 06/01/50 (Call 12/01/49)(b)	3,405	2,521,437
3.35%, 12/01/23	75	73,936
3.81%, 11/21/47 (Call 05/21/47)	2,205	1,888,583
4.85%, 11/01/24	1,000	1,004,250
4.95%, 02/15/28	3,120	3,183,617
5.00%, 02/15/33	3,125	3,221,062
5.38%, 03/01/41	790	833,134
5.70%, 03/15/36	345	374,266
5.70%, 03/15/37	1,548	1,669,719
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	525	426,788
3.15%, 08/15/27 (Call 05/15/27)	662	610,304
3.35%, 03/01/26 (Call 12/01/25)	1,755	1,678,710
3.50%, 02/15/28 (Call 11/15/27)	2,384	2,224,391

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electronics (continued)
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	$3,410	$3,025,591
3.00%, 01/15/31 (Call 10/15/30)	3,911	3,210,501
3.60%, 01/15/30 (Call 10/15/29)	891	792,286
3.95%, 01/12/28 (Call 10/12/27)	2,740	2,571,572
4.25%, 05/15/27 (Call 04/15/27)	1,005	958,690
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	2,999	2,626,134
4.55%, 10/30/24 (Call 07/30/24)	3,538	3,508,493
4.60%, 04/06/27 (Call 01/06/27)	3,698	3,633,211
Legrand France SA, 8.50%, 02/15/25	2,972	3,212,821
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 12/12/22)	330	304,224
1.75%, 08/09/26 (Call 07/09/26)	3,651	3,118,502
2.38%, 08/09/28 (Call 06/09/28)	3,050	2,498,712
2.65%, 08/09/31 (Call 05/09/31)	2,385	1,852,907
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	2,610	2,589,120
4.90%, 06/15/28 (Call 03/15/28)	2,429	2,358,996
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)(b)	175	145,698
3.13%, 08/15/27 (Call 05/15/27)	3,060	2,844,362
3.45%, 08/01/24 (Call 05/01/24)	739	722,579
3.70%, 02/15/26 (Call 11/15/25)	1,579	1,527,777
7.13%, 10/01/37	636	739,744
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	2,625	2,216,183
2.40%, 04/01/28 (Call 02/01/28)	2,496	1,974,910
2.95%, 04/01/31 (Call 01/01/31)	2,780	2,012,859
		146,430,845
Entertainment — 0.1%
Magallanes Inc.
3.43%, 03/15/24(f)	7,040	6,837,248
3.53%, 03/15/24 (Call 03/15/23)(f)	528	511,484
3.64%, 03/15/25(f)	8,905	8,506,145
3.76%, 03/15/27 (Call 02/15/27)(f)	14,525	13,235,035
3.79%, 03/15/25 (Call 03/15/23)(b)(f)	455	435,690
4.05%, 03/15/29 (Call 01/15/29)(f)	5,165	4,525,676
4.28%, 03/15/32 (Call 12/15/31)(f)	16,310	13,860,401
5.05%, 03/15/42 (Call 09/15/41)(f)	6,460	5,158,246
5.14%, 03/15/52 (Call 09/15/51)(f)	20,975	16,244,718
5.39%, 03/15/62 (Call 09/15/61)(f)	6,950	5,373,184
		74,687,827
Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52
(Call 09/01/51)(b)	1,263	1,038,451
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)(b)	1,510	1,350,695
1.45%, 02/15/31 (Call 11/15/30)	3,778	2,943,062
1.75%, 02/15/32 (Call 11/15/31)(b)	1,350	1,053,405
2.30%, 03/01/30 (Call 12/01/29)	2,190	1,860,449
2.38%, 03/15/33 (Call 12/15/32)	2,995	2,426,189
2.50%, 08/15/24 (Call 07/15/24)	3,198	3,070,048
2.90%, 07/01/26 (Call 04/01/26)(b)	1,579	1,481,023
3.05%, 03/01/50 (Call 09/01/49)(b)	2,085	1,479,266
3.20%, 03/15/25 (Call 12/15/24)	2,755	2,647,031
3.38%, 11/15/27 (Call 08/15/27)	2,785	2,617,037
3.95%, 05/15/28 (Call 02/15/28)	3,421	3,284,126
5.70%, 05/15/41 (Call 11/15/40)	136	141,229
6.20%, 03/01/40	335	359,934
	Par
Security	(000)	Value

Environmental Control (continued)
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	$2,633	$2,116,721
2.60%, 02/01/30 (Call 11/01/29)	2,277	1,964,618
2.95%, 01/15/52 (Call 07/15/51)(b)	2,580	1,764,204
3.05%, 04/01/50 (Call 10/01/49)	1,001	702,552
3.20%, 06/01/32 (Call 03/01/32)	2,285	1,994,097
3.50%, 05/01/29 (Call 02/01/29)	2,076	1,924,618
4.20%, 01/15/33 (Call 10/15/32)	2,725	2,574,171
4.25%, 12/01/28 (Call 09/01/28)	2,402	2,322,374
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	1,483	1,329,969
1.15%, 03/15/28 (Call 01/15/28)	1,320	1,107,440
1.50%, 03/15/31 (Call 12/15/30)	1,473	1,167,205
2.00%, 06/01/29 (Call 04/01/29)(b)	1,530	1,311,654
2.50%, 11/15/50 (Call 05/15/50)(b)	237	151,237
2.95%, 06/01/41 (Call 12/01/40)	3,410	2,581,540
3.13%, 03/01/25 (Call 12/01/24)(b)	476	460,373
3.15%, 11/15/27 (Call 08/15/27)	3,473	3,251,666
4.10%, 03/01/45 (Call 09/01/44)	180	158,602
4.15%, 04/15/32 (Call 01/15/32)(b)	955	921,900
4.15%, 07/15/49 (Call 01/15/49)	2,872	2,552,117
		56,109,003
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	1,516	1,608,810
Bestfoods, Series E, 7.25%, 12/15/26	1,077	1,187,177
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)(b)	2,748	2,299,142
3.13%, 04/24/50 (Call 10/24/49)(b)	1,780	1,233,362
3.30%, 03/19/25 (Call 12/19/24)	1,684	1,623,393
3.95%, 03/15/25 (Call 01/15/25)	3,787	3,714,327
4.15%, 03/15/28 (Call 12/15/27)	3,472	3,362,181
4.80%, 03/15/48 (Call 09/15/47)	2,550	2,317,567
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	1,643	1,370,328
4.30%, 05/01/24 (Call 04/01/24)	4,250	4,198,957
4.60%, 11/01/25 (Call 09/01/25)	3,071	3,040,536
4.85%, 11/01/28 (Call 08/01/28)	3,410	3,334,162
5.30%, 11/01/38 (Call 05/01/38)	3,871	3,713,218
5.40%, 11/01/48 (Call 05/01/48)(b)	3,458	3,292,880
7.00%, 10/01/28	2,529	2,717,082
8.25%, 09/15/30	1,435	1,645,012
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)(b)	1,665	1,349,316
3.50%, 10/01/26 (Call 07/01/26)	1,572	1,481,123
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	2,162	1,755,739
2.88%, 04/15/30 (Call 01/15/30)	3,234	2,839,872
3.00%, 02/01/51 (Call 08/01/50)(b)	2,554	1,764,227
3.20%, 02/10/27 (Call 11/10/26)	2,897	2,765,592
3.65%, 02/15/24 (Call 11/15/23)	3,362	3,321,555
4.00%, 04/17/25 (Call 02/17/25)	4,255	4,193,771
4.20%, 04/17/28 (Call 01/17/28)	5,378	5,286,520
4.70%, 04/17/48 (Call 10/17/47)	10	8,988
5.40%, 06/15/40	427	426,658
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	1,511	1,383,185
1.70%, 06/01/30 (Call 03/01/30)	1,222	990,443
2.05%, 11/15/24 (Call 10/15/24)	1,280	1,219,814
2.30%, 08/15/26 (Call 05/15/26)	4,082	3,786,218
2.45%, 11/15/29 (Call 08/15/29)	1,688	1,467,058

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Food (continued)
2.65%, 06/01/50 (Call 12/01/49)	$620	$417,936
3.13%, 11/15/49 (Call 05/15/49)(b)	1,869	1,365,230
3.20%, 08/21/25 (Call 05/21/25)	878	848,508
3.38%, 08/15/46 (Call 02/15/46)	475	364,743
Hormel Foods Corp.
0.65%, 06/03/24 (Call 01/03/23)	307	288,743
1.70%, 06/03/28 (Call 04/03/28)	4,235	3,672,253
1.80%, 06/11/30 (Call 03/11/30)	502	411,023
3.05%, 06/03/51 (Call 12/03/50)	3,030	2,151,027
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	1,279	1,096,704
3.20%, 10/01/26 (Call 07/01/26)(b)	2,980	2,791,426
3.90%, 06/01/50 (Call 12/01/49)	2,095	1,572,800
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
3.00%, 02/02/29 (Call 12/02/28)(f)	165	138,796
3.00%, 05/15/32 (Call 02/15/32)(f)	1,001	788,267
4.38%, 02/02/52 (Call 08/02/51)(f)	150	109,920
5.13%, 02/01/28 (Call 01/01/28)(f)	5,780	5,545,448
5.50%, 01/15/30 (Call 01/15/25)(b)(f)	200	192,096
5.75%, 04/01/33 (Call 01/01/33)(f)	5,500	5,334,780
6.50%, 04/15/29 (Call 04/15/24)(f)	25	25,054
6.50%, 12/01/52 (Call 06/01/52)(f)	5,479	5,371,721
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	2,125	1,663,769
2.38%, 03/15/30 (Call 12/15/29)	1,965	1,642,092
2.75%, 09/15/41 (Call 03/15/41)	1,070	724,433
3.38%, 12/15/27 (Call 09/15/27)	2,705	2,520,032
3.50%, 03/15/25	5,340	5,189,465
3.55%, 03/15/50 (Call 09/15/49)(b)	1,583	1,096,639
4.25%, 03/15/35	2,267	2,064,330
4.38%, 03/15/45	1,846	1,532,752
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	590	481,375
2.65%, 12/01/23	3,617	3,536,305
3.25%, 04/01/26	2,976	2,847,080
3.40%, 11/15/27 (Call 08/15/27)	1,961	1,841,242
4.30%, 05/15/28 (Call 02/15/28)	2,949	2,898,985
4.50%, 04/01/46	1,924	1,675,169
Series B, 7.45%, 04/01/31	3,442	3,926,943
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(b)	1,565	1,592,732
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	6,920	6,514,004
3.75%, 04/01/30 (Call 01/01/30)	2,710	2,508,457
3.88%, 05/15/27 (Call 02/15/27)	4,760	4,592,972
4.25%, 03/01/31 (Call 12/01/30)	1,637	1,555,248
4.38%, 06/01/46 (Call 12/01/45)	9,010	7,590,294
4.63%, 01/30/29 (Call 10/30/28)	1,665	1,658,340
4.63%, 10/01/39 (Call 04/01/39)	1,915	1,719,325
4.88%, 10/01/49 (Call 04/01/49)	3,085	2,783,565
5.00%, 07/15/35 (Call 01/15/35)	2,900	2,848,061
5.00%, 06/04/42	5,380	5,053,326
5.20%, 07/15/45 (Call 01/15/45)	6,220	5,874,479
5.50%, 06/01/50 (Call 12/01/49)	3,235	3,218,178
6.50%, 02/09/40	2,710	2,941,624
6.75%, 03/15/32	1,135	1,249,283
6.88%, 01/26/39	3,070	3,405,704
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(b)	1,980	1,543,390
2.20%, 05/01/30 (Call 02/01/30)	3,233	2,643,527
	Par
Security	(000)	Value

Food (continued)
2.65%, 10/15/26 (Call 07/15/26)	$3,362	$3,094,385
3.50%, 02/01/26 (Call 11/01/25)	2,851	2,738,214
3.70%, 08/01/27 (Call 05/01/27)	2,425	2,310,249
3.88%, 10/15/46 (Call 04/15/46)	2,541	1,977,787
3.95%, 01/15/50 (Call 07/15/49)	2,831	2,265,819
4.00%, 02/01/24 (Call 11/01/23)	3,199	3,165,762
4.45%, 02/01/47 (Call 08/01/46)	1,551	1,333,767
4.50%, 01/15/29 (Call 10/15/28)	2,681	2,601,642
4.65%, 01/15/48 (Call 07/15/47)	2,019	1,768,987
5.00%, 04/15/42 (Call 10/15/41)	1,366	1,252,841
5.15%, 08/01/43 (Call 02/01/43)	1,585	1,483,497
5.40%, 07/15/40 (Call 01/15/40)	1,203	1,161,821
5.40%, 01/15/49 (Call 07/15/48)	2,062	1,996,882
6.90%, 04/15/38	1,705	1,888,305
7.50%, 04/01/31	1,178	1,340,046
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	2,950	2,593,640
1.85%, 02/15/31 (Call 11/15/30)(b)	2,133	1,662,887
2.50%, 04/15/30 (Call 01/15/30)	2,615	2,202,379
3.15%, 08/15/24 (Call 06/15/24)	3,442	3,331,581
3.40%, 08/15/27 (Call 05/15/27)	3,845	3,614,531
4.20%, 08/15/47 (Call 02/15/47)	1,430	1,176,661
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	4,035	3,748,959
1.50%, 02/04/31 (Call 11/04/30)	2,631	2,044,682
1.88%, 10/15/32 (Call 07/15/32)	2,129	1,638,244
2.13%, 03/17/24	186	179,332
2.63%, 03/17/27 (Call 02/17/27)	655	597,399
2.63%, 09/04/50 (Call 03/04/50)	3,775	2,426,645
2.75%, 04/13/30 (Call 01/13/30)	2,096	1,820,984
4.13%, 05/07/28 (Call 02/07/28)(b)	570	552,564
Pilgrim's Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)(f)	455	367,958
4.25%, 04/15/31 (Call 04/15/26)(f)	800	695,232
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	3,059	2,569,713
2.45%, 12/14/31 (Call 09/14/31)	1,300	1,057,927
3.15%, 12/14/51 (Call 06/14/51)(b)	1,605	1,098,751
3.25%, 07/15/27 (Call 04/15/27)	3,471	3,234,486
3.30%, 07/15/26 (Call 04/15/26)	3,515	3,332,009
3.30%, 02/15/50 (Call 08/15/49)(b)	1,809	1,281,170
3.75%, 10/01/25 (Call 07/01/25)	4,135	4,012,149
4.45%, 03/15/48 (Call 09/15/47)	1,853	1,564,006
4.50%, 04/01/46 (Call 10/01/45)	855	731,273
4.85%, 10/01/45 (Call 04/01/45)	2,345	2,112,986
5.38%, 09/21/35	1,904	1,902,191
5.95%, 04/01/30 (Call 01/01/30)	2,053	2,156,615
6.60%, 04/01/40 (Call 10/01/39)	770	839,292
6.60%, 04/01/50 (Call 10/01/49)	4,297	4,841,774
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	5,038	4,763,127
3.95%, 08/15/24 (Call 05/15/24)	4,721	4,640,318
4.00%, 03/01/26 (Call 01/01/26)	4,096	3,988,849
4.35%, 03/01/29 (Call 12/01/28)	3,704	3,595,288
4.55%, 06/02/47 (Call 12/02/46)	1,896	1,669,030
4.88%, 08/15/34 (Call 02/15/34)	3,396	3,328,555
5.10%, 09/28/48 (Call 03/28/48)	4,775	4,533,289
5.15%, 08/15/44 (Call 02/15/44)	2,431	2,307,068
Walmart Inc., 3.90%, 09/09/25	2,820	2,788,049
		321,499,405

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	$2,298	$2,115,056
4.50%, 08/01/24 (Call 05/01/24)	2,214	2,179,417
5.50%, 11/02/47 (Call 05/02/47)	1,440	1,210,162
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)(b)	522	504,033
5.50%, 01/17/27(b)	2,979	2,976,200
Georgia-Pacific LLC
7.75%, 11/15/29	1,863	2,145,449
8.00%, 01/15/24	2,699	2,784,261
8.88%, 05/15/31	2,255	2,782,061
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	816	692,809
4.40%, 08/15/47 (Call 02/15/47)	3,258	2,718,931
4.80%, 06/15/44 (Call 12/15/43)	3,395	3,006,918
5.00%, 09/15/35 (Call 03/15/35)(b)	635	619,493
5.15%, 05/15/46 (Call 11/15/45)	300	273,996
6.00%, 11/15/41 (Call 05/15/41)	2,756	2,757,020
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	1,770	1,488,889
3.13%, 01/15/32 (Call 10/15/31)	867	680,404
3.75%, 01/15/31 (Call 10/15/30)	1,091	915,600
5.00%, 01/15/30 (Call 10/15/29)	4,031	3,776,442
6.00%, 01/15/29 (Call 10/15/28)	6,237	6,203,071
		39,830,212
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	1,975	1,544,154
2.63%, 09/15/29 (Call 06/15/29)	1,240	1,086,476
2.85%, 02/15/52 (Call 08/15/51)(b)	540	359,899
3.00%, 06/15/27 (Call 03/15/27)	2,160	2,029,212
3.38%, 09/15/49 (Call 03/15/49)	2,691	1,990,479
4.13%, 10/15/44 (Call 04/15/44)	1,726	1,451,014
4.13%, 03/15/49 (Call 09/15/48)	2,664	2,227,424
4.15%, 01/15/43 (Call 07/15/42)	2,549	2,156,887
4.30%, 10/01/48 (Call 04/01/48)	1,668	1,432,228
5.50%, 06/15/41 (Call 12/15/40)	1,916	1,914,985
5.75%, 10/15/52 (Call 04/15/52)	1,450	1,552,399
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	1,875	1,497,431
4.00%, 04/01/28 (Call 01/01/28)	2,054	1,966,007
4.10%, 09/01/47 (Call 03/01/47)(b)	2,058	1,693,075
4.40%, 07/01/32 (Call 04/01/32)(b)	1,965	1,911,375
5.85%, 01/15/41 (Call 07/15/40)	878	893,953
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	556	543,023
Series A, 2.50%, 11/15/24 (Call 10/15/24)	6,247	5,935,962
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	1,515	1,201,092
3.95%, 09/15/27 (Call 06/15/27)	624	573,500
4.75%, 09/01/28 (Call 06/01/28)(b)	1,863	1,758,504
5.20%, 07/15/25 (Call 04/15/25)	1,609	1,605,267
5.50%, 01/15/26 (Call 12/15/25)	1,772	1,775,703
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	4,954	4,470,391
1.70%, 02/15/31 (Call 11/15/30)	3,485	2,685,541
2.95%, 09/01/29 (Call 06/01/29)	1,824	1,601,125
3.49%, 05/15/27 (Call 02/15/27)	1,859	1,756,420
3.60%, 05/01/30 (Call 02/01/30)	3,819	3,430,531
3.95%, 03/30/48 (Call 09/30/47)	2,951	2,328,073
	Par
Security	(000)	Value

Gas (continued)
4.38%, 05/15/47 (Call 11/15/46)	$2,056	$1,743,796
4.80%, 02/15/44 (Call 08/15/43)	3,029	2,706,139
5.00%, 06/15/52 (Call 12/15/51)	1,805	1,665,564
5.25%, 02/15/43 (Call 08/15/42)	1,265	1,206,102
5.65%, 02/01/45 (Call 08/01/44)	2,072	2,053,311
5.95%, 06/15/41 (Call 12/15/40)	1,515	1,541,240
ONE Gas Inc.
1.10%, 03/11/24 (Call 12/16/22)	1,643	1,561,343
2.00%, 05/15/30 (Call 02/15/30)	302	246,867
3.61%, 02/01/24 (Call 11/01/23)	978	962,186
4.25%, 09/01/32 (Call 06/01/32)(b)	395	377,774
4.50%, 11/01/48 (Call 05/01/48)	1,782	1,489,075
4.66%, 02/01/44 (Call 08/01/43)	1,508	1,305,566
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	2,670	2,200,908
3.35%, 06/01/50 (Call 12/01/49)	2,440	1,686,894
3.50%, 06/01/29 (Call 03/01/29)	1,769	1,633,388
3.64%, 11/01/46 (Call 05/01/46)	1,092	794,113
4.65%, 08/01/43 (Call 02/01/43)	785	680,807
5.05%, 05/15/52 (Call 11/15/51)	700	640,255
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	2,475	2,288,756
3.15%, 09/15/24 (Call 06/15/24)	3,465	3,362,436
3.20%, 06/15/25 (Call 03/15/25)	1,266	1,216,499
3.75%, 09/15/42 (Call 03/15/42)	1,155	908,835
5.13%, 11/15/40	1,710	1,615,420
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	2,507	2,332,738
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	1,714	1,394,545
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	1,805	1,488,222
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	857	675,102
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	2,553	2,198,746
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	1,720	1,617,127
3.95%, 10/01/46 (Call 04/01/46)	2,253	1,738,550
4.40%, 06/01/43 (Call 12/01/42)	1,930	1,600,974
4.40%, 05/30/47 (Call 11/30/46)	1,948	1,584,075
5.15%, 09/15/32 (Call 03/15/32)(b)	150	148,963
5.88%, 03/15/41 (Call 09/15/40)	2,105	2,123,271
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	2,594	1,993,671
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)(b)	1,670	1,106,625
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	1,403	1,091,141
3.18%, 08/15/51 (Call 02/15/51)	1,255	762,500
3.70%, 04/01/28 (Call 01/01/28)	1,833	1,683,336
3.80%, 09/29/46 (Call 03/29/46)	1,316	920,081
4.05%, 03/15/32 (Call 12/15/31)	2,612	2,290,019
4.15%, 06/01/49 (Call 12/01/48)	1,344	968,809
5.80%, 12/01/27	1,700	1,714,739
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	310	213,119
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	1,350	1,013,688
Series K, 3.80%, 09/15/46 (Call 03/15/46)	2,066	1,576,007
		121,495,452
Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	1,365	1,075,033
4.63%, 06/15/28 (Call 03/15/28)	725	684,980
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)(b)	1,384	1,013,268
3.25%, 03/01/27 (Call 12/01/26)	1,775	1,691,682

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Hand & Machine Tools (continued)
4.10%, 03/01/48 (Call 09/01/47)	$510	$442,670
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 02/24/23)	35	33,207
2.30%, 03/15/30 (Call 12/15/29)	4,005	3,354,428
2.75%, 11/15/50 (Call 05/15/50)	1,900	1,219,192
3.00%, 05/15/32 (Call 02/15/32)(b)	1,807	1,550,460
3.40%, 03/01/26 (Call 01/01/26)	3,160	3,027,248
4.00%, 03/15/60 (Call 03/15/25)(a)	2,640	2,270,321
4.25%, 11/15/28 (Call 08/15/28)	1,661	1,617,731
4.85%, 11/15/48 (Call 05/15/48)	1,412	1,292,488
5.20%, 09/01/40	2,453	2,384,684
		21,657,392
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(b)	4,415	3,803,081
1.40%, 06/30/30 (Call 03/30/30)	3,143	2,537,092
2.95%, 03/15/25 (Call 12/15/24)	4,355	4,221,389
3.75%, 11/30/26 (Call 08/30/26)	5,207	5,137,018
3.88%, 09/15/25 (Call 06/15/25)	2,684	2,646,263
4.75%, 11/30/36 (Call 05/30/36)	6,348	6,404,878
4.75%, 04/15/43 (Call 10/15/42)	3,415	3,347,451
4.90%, 11/30/46 (Call 05/30/46)	8,427	8,464,837
5.30%, 05/27/40	3,400	3,534,606
6.00%, 04/01/39	1,195	1,326,904
6.15%, 11/30/37	2,045	2,329,480
Baxter International Inc.
0.87%, 12/01/23	480	461,088
1.32%, 11/29/24(b)	751	699,241
1.73%, 04/01/31 (Call 01/01/31)(b)	590	454,902
1.92%, 02/01/27 (Call 01/01/27)	5,943	5,296,164
2.27%, 12/01/28 (Call 10/01/28)	5,275	4,558,549
2.54%, 02/01/32 (Call 11/01/31)(b)	895	722,865
2.60%, 08/15/26 (Call 05/15/26)	4,242	3,907,561
3.13%, 12/01/51 (Call 06/01/51)(b)	2,480	1,667,850
3.50%, 08/15/46 (Call 02/15/46)	2,063	1,520,905
3.95%, 04/01/30 (Call 01/01/30)	3,860	3,569,342
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	2,750	2,572,625
2.65%, 06/01/30 (Call 03/01/30)	1,871	1,613,812
3.45%, 03/01/24 (Call 02/01/24)	1,796	1,764,354
4.55%, 03/01/39 (Call 09/01/38)	1,703	1,548,930
4.70%, 03/01/49 (Call 09/01/48)(b)	2,229	2,052,820
6.75%, 11/15/35	1,083	1,188,192
7.38%, 01/15/40(b)	1,166	1,353,504
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	3,688	2,446,103
2.80%, 12/10/51 (Call 06/10/51)(b)	3,705	2,550,226
3.35%, 09/15/25 (Call 06/15/25)	886	860,200
4.38%, 09/15/45 (Call 03/15/45)	1,838	1,655,156
DENTSPLY SIRONA Inc., 3.25%, 06/01/30
(Call 03/01/30)	2,473	2,054,024
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	3,344	3,184,725
2.60%, 11/15/29 (Call 08/15/29)	3,206	2,834,938
3.25%, 11/15/39 (Call 05/15/39)	3,702	2,999,694
3.40%, 11/15/49 (Call 05/15/49)	2,184	1,683,908
Edwards Lifesciences Corp., 4.30%, 06/15/28
(Call 03/15/28)	2,266	2,189,364
GE Healthcare Holding LLC
5.55%, 11/15/24(f)	5,835	5,861,841
	Par
Security	(000)	Value

Health Care - Products (continued)
5.60%, 11/15/25(f)	$5,210	$5,262,413
5.65%, 11/15/27(f)	6,975	7,139,749
5.86%, 03/15/30	365	378,545
5.91%, 11/22/32	525	551,376
6.38%, 11/22/52(f)	2,315	2,573,956
Koninklijke Philips NV
5.00%, 03/15/42	2,037	1,796,349
6.88%, 03/11/38	2,690	2,892,772
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)(b)	30	25,933
4.38%, 03/15/35	7,435	7,162,433
4.63%, 03/15/45	6,752	6,457,545
PerkinElmer Inc.
0.85%, 09/15/24 (Call 01/03/23)	777	716,052
1.90%, 09/15/28 (Call 07/15/28)	2,423	2,020,709
2.25%, 09/15/31 (Call 06/15/31)	2,105	1,664,823
2.55%, 03/15/31 (Call 12/15/30)	820	667,677
3.30%, 09/15/29 (Call 06/15/29)	2,186	1,916,357
3.63%, 03/15/51 (Call 09/15/50)(b)	980	704,326
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	4,545	3,562,598
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	3,026	2,480,019
3.75%, 03/15/51 (Call 09/15/50)	2,870	2,091,972
Stryker Corp.
0.60%, 12/01/23 (Call 12/12/22)	1,230	1,174,884
1.15%, 06/15/25 (Call 05/15/25)(b)	1,113	1,020,064
1.95%, 06/15/30 (Call 03/15/30)	2,803	2,311,158
2.90%, 06/15/50 (Call 12/15/49)(b)	1,986	1,368,155
3.38%, 05/15/24 (Call 02/15/24)	3,940	3,852,296
3.38%, 11/01/25 (Call 08/01/25)	2,883	2,789,706
3.50%, 03/15/26 (Call 12/15/25)	5,024	4,860,017
3.65%, 03/07/28 (Call 12/07/27)(b)	3,467	3,326,378
4.10%, 04/01/43 (Call 10/01/42)	2,428	2,011,622
4.38%, 05/15/44 (Call 11/15/43)	2,533	2,169,464
4.63%, 03/15/46 (Call 09/15/45)	2,050	1,857,689
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 01/03/23)	1,315	1,226,514
1.75%, 10/15/28 (Call 08/15/28)(b)	3,275	2,803,596
2.00%, 10/15/31 (Call 07/15/31)	2,295	1,886,077
2.60%, 10/01/29 (Call 07/01/29)	3,569	3,176,874
2.80%, 10/15/41 (Call 04/15/41)	1,365	1,029,483
4.10%, 08/15/47 (Call 02/15/47)	2,944	2,614,920
4.80%, 11/21/27 (Call 10/21/27)	1,373	1,385,879
4.95%, 11/21/32	1,670	1,711,449
5.30%, 02/01/44 (Call 08/01/43)	1,889	1,937,509
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 01/03/23)	700	649,817
2.60%, 11/24/31 (Call 08/24/31)	3,495	2,852,899
3.05%, 01/15/26 (Call 12/15/25)	2,588	2,451,716
3.55%, 04/01/25 (Call 01/01/25)	540	521,975
4.45%, 08/15/45 (Call 02/15/45)	2,669	2,150,760
5.75%, 11/30/39	368	359,047
		210,591,434
Health Care - Services — 0.8%
AdventHealth Obligated Group, Series E, 2.80%,
11/15/51 (Call 05/15/51)	1,184	761,786
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	708	611,776
3.63%, 03/01/49 (Call 09/01/48)	2,126	1,533,590

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	$1,787	$1,306,494
3.83%, 08/15/28 (Call 05/15/28)	1,186	1,121,493
4.27%, 08/15/48 (Call 02/15/48)	1,586	1,372,746
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	455	376,817
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	1,622	1,098,500
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	4,775	4,655,291
3.88%, 08/15/47 (Call 02/15/47)	760	594,996
4.13%, 11/15/42 (Call 05/15/42)	2,954	2,439,915
4.50%, 05/15/42 (Call 11/15/41)	1,886	1,644,762
4.75%, 03/15/44 (Call 09/15/43)	1,654	1,469,926
6.63%, 06/15/36	2,621	2,809,397
6.75%, 12/15/37	2,858	3,107,932
AHS Hospital Corp.
5.02%, 07/01/45	725	705,121
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	901	567,107
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	385	250,704
Series 2019, 3.89%, 04/15/49	2,488	2,007,468
Anthem Inc.
4.10%, 05/15/32 (Call 02/15/32)(b)	2,058	1,941,435
4.55%, 05/15/52 (Call 11/15/51)	2,175	1,961,828
Ascension Health
3.95%, 11/15/46	3,430	2,884,870
4.85%, 11/15/53(b)	3,175	3,042,666
Series B, 2.53%, 11/15/29 (Call 08/15/29)	2,294	1,987,132
Series B, 3.11%, 11/15/39 (Call 05/15/39)	1,021	788,161
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	1,063	845,298
2.34%, 01/01/30 (Call 10/01/29)	2,022	1,698,864
2.91%, 01/01/42 (Call 07/01/41)	170	124,370
2.91%, 01/01/51 (Call 07/01/50)	1,552	1,022,240
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	1,603	1,130,404
Baptist Health South Florida Obligated Group, Series
2021, 3.12%, 11/15/71 (Call 05/15/71)	500	297,460
Baptist Healthcare System Obligated Group, Series
20B, 3.54%, 08/15/50 (Call 02/15/50)	613	444,640
BayCare Health System Inc., Series 2020, 3.83%,
11/15/50 (Call 05/15/50)	2,604	2,109,422
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	860	710,480
4.19%, 11/15/45 (Call 05/15/45)	1,358	1,166,196
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	1,131	889,317
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	4,310	2,850,246
Beth Israel Lahey Health Inc., Series L, 3.08%,
07/01/51 (Call 01/01/51)	730	466,893
BHSH System Obligated Group, Series 19A, 3.49%,
07/15/49 (Call 01/15/49)	1,758	1,318,500
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	2,596	2,343,773
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	1,130	895,412
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	1,720	1,168,895
Catholic Health Services of Long Island Obligated
Group, Series 2020, 3.37%, 07/01/50
(Call 01/01/50)	1,655	1,088,808
Cedars-Sinai Health System, Series 2021, 2.29%,
08/15/31 (Call 02/15/31)(b)	1,150	934,214
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	1,240	1,048,432
2.50%, 03/01/31 (Call 12/01/30)	5,400	4,276,476
	Par
Security	(000)	Value

Health Care - Services (continued)
2.63%, 08/01/31 (Call 05/01/31)	$345	$273,371
3.00%, 10/15/30 (Call 07/15/30)	5,940	4,901,510
3.38%, 02/15/30 (Call 02/15/25)	775	661,377
4.25%, 12/15/27 (Call 12/16/22)	820	769,923
4.63%, 12/15/29 (Call 12/15/24)	5,860	5,446,987
Children's Health System of Texas, 2.51%, 08/15/50
(Call 02/15/50)	1,876	1,136,818
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	1,723	1,475,181
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)(b)	480	298,162
Children's Hospital Medical Center/Cincinnati OH,
4.27%, 05/15/44	1,558	1,350,552
Children's Hospital of Philadelphia (The), Series 2020,
2.70%, 07/01/50 (Call 01/01/50)	1,203	773,252
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50
(Call 01/15/50)	1,116	713,202
CHRISTUS Health, Series C, 4.34%, 07/01/28
(Call 04/01/28)(b)	1,749	1,667,584
City of Hope
Series 2013, 5.62%, 11/15/43	1,025	1,015,498
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)(b)	927	776,872
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	1,505	1,323,708
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	1,828	1,644,944
2.76%, 10/01/24 (Call 07/01/24)	264	252,706
2.78%, 10/01/30 (Call 04/01/30)	1,872	1,508,308
3.35%, 10/01/29 (Call 04/01/29)	3,045	2,664,588
3.82%, 10/01/49 (Call 04/01/49)(b)	3,052	2,261,410
3.91%, 10/01/50 (Call 04/01/50)	1,304	954,828
4.19%, 10/01/49 (Call 04/01/49)	2,966	2,283,731
4.35%, 11/01/42	2,968	2,482,495
6.07%, 11/01/27	1,756	1,801,849
6.46%, 11/01/52	915	988,136
Community Health Network Inc., Series 20-A, 3.10%,
05/01/50 (Call 11/01/49)	1,485	945,099
Cottage Health Obligated Group, Series 2020, 3.30%,
11/01/49 (Call 05/01/49)(b)	2,340	1,680,073
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48
(Call 02/01/48)	1,947	1,576,174
Dignity Health
4.50%, 11/01/42	1,030	862,254
5.27%, 11/01/64	1,330	1,142,324
Duke University Health System Inc., Series 2017,
3.92%, 06/01/47 (Call 12/01/46)	1,686	1,396,210
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	3,575	3,221,003
2.25%, 05/15/30 (Call 02/15/30)	2,788	2,336,483
2.38%, 01/15/25 (Call 12/15/24)	2,640	2,516,976
2.55%, 03/15/31 (Call 12/15/30)	4,195	3,543,810
2.88%, 09/15/29 (Call 06/15/29)	3,082	2,723,317
3.13%, 05/15/50 (Call 11/15/49)(b)	926	653,710
3.35%, 12/01/24 (Call 10/01/24)	5,694	5,529,614
3.50%, 08/15/24 (Call 05/15/24)	4,653	4,550,076
3.60%, 03/15/51 (Call 09/15/50)	5,203	3,963,541
3.65%, 12/01/27 (Call 09/01/27)	6,678	6,354,584
3.70%, 09/15/49 (Call 03/15/49)	3,837	2,935,036
4.10%, 03/01/28 (Call 12/01/27)	3,938	3,809,188
4.38%, 12/01/47 (Call 06/01/47)	4,928	4,294,604
4.55%, 03/01/48 (Call 09/01/47)	3,495	3,096,745
4.63%, 05/15/42	1,439	1,326,024
4.65%, 01/15/43	3,995	3,691,260
4.65%, 08/15/44 (Call 02/15/44)	1,612	1,464,744

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
5.10%, 01/15/44	$3,108	$2,977,433
5.35%, 10/15/25	1,535	1,557,104
5.50%, 10/15/32 (Call 07/15/32)	2,100	2,169,426
5.85%, 01/15/36	1,004	1,030,435
5.95%, 12/15/34	365	382,199
6.10%, 10/15/52	1,940	2,114,096
6.38%, 06/15/37	495	536,753
Franciscan Missionaries of Our Lady Health
System Inc., Series B, 3.91%, 07/01/49
(Call 01/01/49)	195	152,088
Fred Hutchinson Cancer Center, 4.97%, 01/01/52
(Call 07/01/51)	662	616,190
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	1,291	1,099,416
4.50%, 07/01/57 (Call 01/01/57)	1,685	1,452,976
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	1,996	1,380,813
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	1,922	1,264,541
Hartford HealthCare Corp., 3.45%, 07/01/54(b)	2,060	1,482,664
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	4,840	3,802,401
3.13%, 03/15/27 (Call 02/15/27)(f)	1,240	1,128,908
3.38%, 03/15/29 (Call 01/15/29)(f)	1,327	1,170,441
3.50%, 09/01/30 (Call 03/01/30)	10,715	9,279,511
3.50%, 07/15/51 (Call 01/15/51)	4,520	3,043,361
3.63%, 03/15/32 (Call 12/15/31)(f)	3,802	3,255,577
4.13%, 06/15/29 (Call 03/15/29)	7,705	7,065,100
4.38%, 03/15/42 (Call 09/15/41)(f)	1,320	1,074,269
4.50%, 02/15/27 (Call 08/15/26)	5,310	5,106,521
4.63%, 03/15/52 (Call 09/15/51)(f)	2,440	1,962,882
5.00%, 03/15/24	2,853	2,841,845
5.13%, 06/15/39 (Call 12/15/38)	5,710	5,107,424
5.25%, 04/15/25	2,911	2,911,728
5.25%, 06/15/26 (Call 12/15/25)	7,133	7,078,433
5.25%, 06/15/49 (Call 12/15/48)	5,066	4,448,911
5.38%, 02/01/25	11,640	11,623,471
5.38%, 09/01/26 (Call 03/01/26)	5,250	5,232,045
5.50%, 06/15/47 (Call 12/15/46)	6,557	5,933,364
5.63%, 09/01/28 (Call 03/01/28)	6,545	6,541,597
5.88%, 02/15/26 (Call 08/15/25)	6,960	7,018,325
5.88%, 02/01/29 (Call 08/01/28)	4,490	4,534,226
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52
(Call 01/15/52)	1,492	1,189,049
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	3,610	3,123,372
2.15%, 02/03/32 (Call 11/03/31)	2,785	2,204,077
3.13%, 08/15/29 (Call 05/15/29)	2,302	2,034,462
3.70%, 03/23/29 (Call 02/23/29)	2,140	1,972,524
3.85%, 10/01/24 (Call 07/01/24)	3,649	3,586,091
3.95%, 03/15/27 (Call 12/15/26)	2,299	2,218,006
3.95%, 08/15/49 (Call 02/15/49)	1,722	1,391,238
4.50%, 04/01/25 (Call 03/01/25)	2,448	2,424,303
4.63%, 12/01/42 (Call 06/01/42)	1,670	1,476,931
4.80%, 03/15/47 (Call 09/15/46)	1,775	1,592,761
4.88%, 04/01/30 (Call 01/01/30)	2,169	2,129,828
4.95%, 10/01/44 (Call 04/01/44)	2,706	2,505,594
5.75%, 03/01/28 (Call 02/01/28)	675	690,964
5.88%, 03/01/33	1,100	1,147,289
IHC Health Services Inc., 4.13%, 05/15/48
(Call 11/15/47)	310	264,960
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	2,570	2,116,780
	Par
Security	(000)	Value

Health Care - Services (continued)
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)(b).	$555	$361,405
Inova Health System Foundation, 4.07%, 05/15/52
(Call 11/15/51)	936	785,351
Integris Baptist Medical Center Inc., Series A, 3.88%,
08/15/50 (Call 02/15/50)	2,179	1,614,138
Iowa Health System, Series 2020, 3.67%, 02/15/50
(Call 08/15/49)	275	204,064
Johns Hopkins Health System Corp. (The), 3.84%,
05/15/46	2,866	2,315,384
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	3,613	3,406,336
4.15%, 05/01/47 (Call 11/01/46)	5,947	5,168,181
4.88%, 04/01/42	2,317	2,229,927
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	4,373	3,188,398
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	3,397	2,496,048
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	2,734	1,892,420
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	2,165	1,919,922
2.30%, 12/01/24 (Call 11/01/24)	2,210	2,089,665
2.70%, 06/01/31 (Call 03/01/31)	2,244	1,881,392
2.95%, 12/01/29 (Call 09/01/29)(b)	2,217	1,931,428
3.25%, 09/01/24 (Call 07/01/24)	3,067	2,959,870
3.60%, 02/01/25 (Call 11/01/24)	4,279	4,149,988
3.60%, 09/01/27 (Call 06/01/27)(b)	3,135	2,983,705
4.70%, 02/01/45 (Call 08/01/44)	2,793	2,471,414
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55(b)	199	160,137
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	1,264	997,561
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	1,835	1,304,942
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)(b)	2,326	1,558,025
Mayo Clinic
3.77%, 11/15/43	245	202,194
Series 2016, 4.13%, 11/15/52	2,916	2,492,976
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)(b)	2,456	1,638,741
McLaren Health Care Corp., Series A, 4.39%, 05/15/48
(Call 11/15/47)	1,932	1,640,983
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	1,637	1,187,660
Memorial Health Services, 3.45%, 11/01/49
(Call 05/01/49)	1,543	1,137,577
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	1,730	1,458,027
5.00%, 07/01/42	690	685,639
Series 2015, 4.20%, 07/01/55	2,084	1,732,867
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	781	523,785
Mercy Health/OH, Series 2018, 4.30%, 07/01/28
(Call 01/01/28)(b)	1,311	1,267,593
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50
(Call 06/01/50)	3,351	2,130,867
MidMichigan Health, Series 2020, 3.41%, 06/01/50
(Call 12/01/49)	1,938	1,354,817
Montefiore Obligated Group
4.29%, 09/01/50	1,216	753,738
Series 18-C, 5.25%, 11/01/48	1,802	1,342,580
Mount Nittany Medical Center Obligated Group, 3.80%,
11/15/52	670	510,895
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48(b)	1,463	1,167,255
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)(b)	2,045	1,536,347
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	1,626	1,090,558
MultiCare Health System, 2.80%, 08/15/50
(Call 02/15/50)	933	558,802

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
Nationwide Children's Hospital Inc., 4.56%, 11/01/52
(Call 05/01/52)	$821	$745,304
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)(b)	1,079	727,991
2.61%, 08/01/60 (Call 02/01/60)(b)	1,728	993,082
4.02%, 08/01/45	3,024	2,528,820
4.06%, 08/01/56	553	448,627
Series 2019, 3.95%, 08/01/2119 (Call 02/01/19)	1,835	1,286,115
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	2,845	2,039,552
3.98%, 11/01/46 (Call 11/01/45)	2,750	2,133,367
4.26%, 11/01/47 (Call 11/01/46)	1,155	925,629
Northwestern Memorial Healthcare Obligated Group,
Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(b)	365	233,191
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	961	726,920
3.17%, 11/01/51 (Call 05/01/51)(b)	2,804	2,006,290
3.32%, 11/01/61 (Call 05/01/61)(b)	1,356	923,070
NY Society for Relief of Ruptured & Crippled
Maintaining Hosp Special Surgery, Series 2020,
2.67%, 10/01/50 (Call 04/01/50)(b)	915	567,337
Ochsner LSU Health System of North Louisiana, Series
2021, 2.51%, 05/15/31 (Call 11/15/30)	2,115	1,636,925
OhioHealth Corp.
2.30%, 11/15/31 (Call 05/15/31)	1,539	1,244,389
2.83%, 11/15/41 (Call 05/15/41)	1,425	1,029,420
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	1,212	859,962
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	1,493	1,045,652
4.09%, 10/01/48 (Call 04/01/48)	1,477	1,204,109
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	1,532	1,299,197
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	1,322	1,184,750
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	1,873	1,260,791
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	867	680,465
2.86%, 01/01/52 (Call 07/01/51)(b)	1,331	843,495
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	1,241	856,216
Presbyterian Healthcare Services, 4.88%, 08/01/52
(Call 02/01/52)	1,205	1,153,197
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	2,552	2,157,155
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	1,770	1,057,469
Series A, 3.93%, 10/01/48 (Call 04/01/48)(b)	1,750	1,370,443
Series H, 2.75%, 10/01/26 (Call 07/01/26)	987	921,542
Series I, 3.74%, 10/01/47(b)	2,378	1,830,537
Queen's Health Systems (The), 4.81%, 07/01/52
(Call 01/01/52)	986	924,562
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	2,246	1,897,286
2.95%, 06/30/30 (Call 03/30/30)	2,672	2,323,812
3.45%, 06/01/26 (Call 03/01/26)	2,822	2,706,072
3.50%, 03/30/25 (Call 12/30/24)	1,353	1,312,951
4.20%, 06/30/29 (Call 03/30/29)	2,603	2,504,086
4.25%, 04/01/24 (Call 01/01/24)	2,490	2,466,669
4.70%, 03/30/45 (Call 09/30/44)	886	752,506
Rady Children's Hospital-San Diego/CA, Series 21A,
3.15%, 08/15/51 (Call 08/15/50)	940	630,787
Rush Obligated Group, Series 2020, 3.92%, 11/15/29
(Call 08/15/29)	648	591,916
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	964	711,924
	Par
Security	(000)	Value

Health Care - Services (continued)
3.95%, 07/01/46 (Call 07/01/45)	$2,270	$1,869,209
Seattle Children's Hospital, Series 2021, 2.72%,
10/01/50 (Call 10/01/49)(b)	1,750	1,126,755
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	1,139	753,084
Sharp HealthCare, Series 20B, 2.68%, 08/01/50
(Call 08/01/49)	921	582,827
SSM Health Care Corp., Series A, 3.82%, 06/01/27
(Call 03/01/27)	75	71,292
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	1,860	1,273,468
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	2,181	1,750,667
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	630	565,671
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	1,590	1,077,877
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	2,054	1,905,352
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	2,161	1,745,548
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	1,109	1,006,639
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	1,489	1,227,904
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	857	637,488
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)(b)	2,014	1,408,733
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	2,162	1,246,350
4.33%, 11/15/55	729	622,610
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	1,960	1,838,892
Trinity Health Corp.
4.13%, 12/01/45	1,126	958,080
Series 2019, 3.43%, 12/01/48(b)	1,760	1,349,656
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	901	632,673
UMass Memorial Health Care Obligated Group, 5.36%,
07/01/52 (Call 01/01/52)	490	455,955
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)(b)	2,290	2,223,979
0.55%, 05/15/24 (Call 12/12/22)	710	668,323
1.15%, 05/15/26 (Call 04/15/26)	3,135	2,824,384
1.25%, 01/15/26	2,473	2,243,753
2.00%, 05/15/30	4,360	3,639,248
2.30%, 05/15/31 (Call 02/15/31)	4,790	4,011,050
2.38%, 08/15/24	4,571	4,403,884
2.75%, 05/15/40 (Call 11/15/39)	4,381	3,261,129
2.88%, 08/15/29	3,769	3,392,741
2.90%, 05/15/50 (Call 11/15/49)	4,513	3,132,022
2.95%, 10/15/27	2,889	2,691,624
3.05%, 05/15/41 (Call 11/15/40)	3,957	3,037,156
3.10%, 03/15/26	3,397	3,253,477
3.13%, 05/15/60 (Call 11/15/59)(b)	1,474	1,026,479
3.25%, 05/15/51 (Call 11/15/50)	3,780	2,788,771
3.38%, 04/15/27	2,483	2,376,454
3.45%, 01/15/27	3,373	3,243,612
3.50%, 02/15/24	1,716	1,691,272
3.50%, 08/15/39 (Call 02/15/39)	3,914	3,248,150
3.70%, 12/15/25	2,149	2,104,838
3.70%, 08/15/49 (Call 02/15/49)	3,802	3,054,147
3.75%, 07/15/25	7,939	7,798,956
3.75%, 10/15/47 (Call 04/15/47)	3,146	2,565,091
3.85%, 06/15/28	4,126	3,983,075
3.88%, 12/15/28	2,732	2,629,031
3.88%, 08/15/59 (Call 02/15/59)(b)	3,130	2,513,609
3.95%, 10/15/42 (Call 04/15/42)	2,590	2,222,608
4.00%, 05/15/29 (Call 03/15/29)	3,420	3,295,820
4.20%, 05/15/32 (Call 02/15/32)	5,030	4,854,000
4.20%, 01/15/47 (Call 07/15/46)	3,926	3,421,273

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
4.25%, 03/15/43 (Call 09/15/42)	$1,631	$1,468,145
4.25%, 04/15/47 (Call 10/15/46)	2,499	2,185,251
4.25%, 06/15/48 (Call 12/15/47)	5,298	4,650,955
4.38%, 03/15/42 (Call 09/15/41)	1,239	1,121,704
4.45%, 12/15/48 (Call 06/15/48)	3,846	3,482,130
4.63%, 07/15/35	4,061	3,980,145
4.63%, 11/15/41 (Call 05/15/41)	3,086	2,893,958
4.75%, 07/15/45	7,410	7,064,249
4.75%, 05/15/52 (Call 11/15/51)	6,575	6,217,254
4.95%, 05/15/62 (Call 11/15/61)	4,385	4,212,056
5.00%, 10/15/24	2,720	2,741,923
5.15%, 10/15/25	1,290	1,310,859
5.25%, 02/15/28	2,345	2,410,871
5.30%, 02/15/30	1,300	1,346,215
5.35%, 02/15/33	3,560	3,707,455
5.70%, 10/15/40 (Call 04/15/40)	1,869	1,954,077
5.80%, 03/15/36	1,780	1,901,788
5.88%, 02/15/53 (Call 08/15/52)	6,420	7,092,623
5.95%, 02/15/41 (Call 08/15/40)	2,600	2,801,500
6.05%, 02/15/63 (Call 08/15/62)	2,005	2,250,031
6.50%, 06/15/37	2,368	2,656,541
6.63%, 11/15/37	3,168	3,587,380
6.88%, 02/15/38	3,476	4,076,583
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)(f)	4,305	3,699,071
2.65%, 10/15/30 (Call 07/15/30)(f)	2,658	2,132,221
2.65%, 01/15/32 (Call 10/15/31)(b)(f)	2,150	1,645,782
UPMC, Series D-1, 3.60%, 04/03/25	300	290,574
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	647	443,389
West Virginia United Health System Obligated Group,
Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	703	458,426
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	2,203	1,950,360
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	965	620,379
Yale-New Haven Health Services Corp., Series 2020,
2.50%, 07/01/50 (Call 07/01/49)	2,461	1,488,314
		652,132,874
Holding Companies - Diversified — 0.1%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	1,760	1,503,075
2.88%, 06/15/27 (Call 05/15/27)(b)	1,250	1,071,500
2.88%, 06/15/28 (Call 04/15/28)	3,695	3,036,292
3.20%, 11/15/31 (Call 08/15/31)	2,175	1,630,837
3.25%, 07/15/25 (Call 06/15/25)(b)	3,820	3,503,704
3.88%, 01/15/26 (Call 12/15/25)	1,726	1,588,645
4.20%, 06/10/24 (Call 05/10/24)	3,376	3,275,260
4.25%, 03/01/25 (Call 01/01/25)	2,087	1,982,567
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	1,905	1,577,226
2.95%, 03/10/26 (Call 02/10/26)	2,080	1,799,907
Blackstone Private Credit Fund
1.75%, 09/15/24(b)	1,140	1,058,023
2.35%, 11/22/24	544	501,476
2.63%, 12/15/26 (Call 11/15/26)	2,315	1,979,117
2.70%, 01/15/25 (Call 11/15/24)	1,245	1,156,754
3.25%, 03/15/27 (Call 02/15/27)	6,385	5,504,892
4.00%, 01/15/29 (Call 11/15/28)	1,875	1,606,800
4.70%, 03/24/25(b)	3,279	3,201,419
7.05%, 09/29/25(f)	2,575	2,582,055
	Par
Security	(000)	Value

Holding Companies - Diversified (continued)
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	$1,204	$1,010,565
2.75%, 09/16/26 (Call 08/19/26)	1,445	1,282,654
2.85%, 09/30/28 (Call 07/30/28)	1,880	1,481,797
3.63%, 01/15/26 (Call 12/15/25)	337	313,996
FS KKR Capital Corp.
1.65%, 10/12/24	1,972	1,795,052
2.63%, 01/15/27 (Call 12/15/26)	2,745	2,332,125
3.13%, 10/12/28 (Call 08/12/28)	2,300	1,863,874
3.25%, 07/15/27 (Call 06/15/27)	2,350	1,999,121
3.40%, 01/15/26 (Call 12/15/25)	1,335	1,215,905
4.13%, 02/01/25 (Call 01/01/25)(b)	25	23,895
4.63%, 07/15/24 (Call 06/15/24)	1,659	1,605,763
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	975	899,828
3.75%, 02/10/25 (Call 01/10/25)(b)	1,566	1,514,071
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	3,278	2,716,806
2.50%, 08/24/26 (Call 07/24/26)	1,785	1,545,417
3.38%, 04/15/24 (Call 03/15/24)	1,485	1,423,372
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	2,335	2,015,479
5.20%, 05/01/24	1,909	1,882,923
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27
(Call 01/11/27)	260	239,416
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)(b)	3,378	2,943,792
3.50%, 02/25/25 (Call 01/25/25)	881	839,214
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)(b)	2,777	2,300,550
2.88%, 06/11/28 (Call 04/11/28)	3,070	2,464,903
3.40%, 07/15/26 (Call 06/15/26)	740	649,787
3.75%, 07/22/25 (Call 06/22/25)	1,766	1,637,188
4.00%, 03/30/25 (Call 02/28/25)	1,342	1,270,740
4.25%, 01/15/26 (Call 12/15/25)	2,460	2,284,553
5.25%, 04/15/24 (Call 03/15/24)	1,207	1,194,133
Owl Rock Capital Corp. III, 3.13%, 04/13/27
(Call 03/13/27)	2,915	2,418,459
OWL Rock Core Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	810	692,850
4.70%, 02/08/27 (Call 01/08/27)	680	618,120
5.50%, 03/21/25	340	331,187
7.75%, 09/16/27 (Call 08/16/27)(f)	300	303,279
Owl Rock Technology Finance Corp., 2.50%, 01/15/27
(Call 12/15/26)	1,041	861,604
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	1,775	1,492,473
3.44%, 10/15/28 (Call 08/15/28)	2,140	1,654,092
3.71%, 01/22/26 (Call 12/22/25)	1,894	1,660,792
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	475	414,623
3.88%, 11/01/24 (Call 10/01/24)	1,339	1,277,178
		93,031,125
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	3,975	3,418,381
1.40%, 10/15/27 (Call 08/15/27)(b)	1,269	1,061,239
2.50%, 10/15/24 (Call 09/15/24)	2,449	2,331,717
2.60%, 10/15/25 (Call 09/15/25)	886	827,205

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Home Builders (continued)
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	$2,585	$2,548,060
4.75%, 05/30/25 (Call 02/28/25)	2,620	2,580,517
4.75%, 11/29/27 (Call 05/29/27)	3,843	3,680,095
4.88%, 12/15/23 (Call 09/15/23)	2,070	2,060,043
5.00%, 06/15/27 (Call 12/15/26)	1,448	1,425,947
5.25%, 06/01/26 (Call 12/01/25)	2,191	2,198,888
5.88%, 11/15/24 (Call 05/15/24)	1,964	1,974,586
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	1,827	1,297,280
3.85%, 01/15/30 (Call 07/15/29)	1,711	1,384,456
3.97%, 08/06/61 (Call 02/06/61)	1,045	580,947
6.00%, 01/15/43 (Call 10/15/42)	1,832	1,475,566
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	858	727,472
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	1,405	1,394,238
5.50%, 03/01/26 (Call 12/01/25)	450	453,897
6.00%, 02/15/35	1,423	1,374,205
6.38%, 05/15/33	1,606	1,606,369
7.88%, 06/15/32	444	495,797
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(b)	2,225	1,881,683
4.35%, 02/15/28 (Call 11/15/27)	2,210	1,991,785
4.88%, 11/15/25 (Call 08/15/25)(b)	2,187	2,114,107
4.88%, 03/15/27 (Call 12/15/26)	2,315	2,172,928
		43,057,408
Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	1,946	1,901,553
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	2,652	2,453,445
3.50%, 11/15/51 (Call 05/15/51)(b)	2,335	1,695,000
3.80%, 11/15/24 (Call 08/15/24)	2,153	2,090,348
4.40%, 03/15/29 (Call 12/15/28)	2,062	1,961,189
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	1,635	1,296,228
3.70%, 05/01/25(b)	1,741	1,696,239
4.00%, 03/01/24	1,193	1,177,073
4.50%, 06/01/46 (Call 12/01/45)(b)	1,953	1,534,374
4.60%, 05/15/50 (Call 11/15/49)(b)	1,935	1,531,165
4.70%, 05/14/32 (Call 02/14/32)(b)	1,254	1,182,259
4.75%, 02/26/29 (Call 11/26/28)(b)	3,176	3,091,487
		21,610,360
Household Products & Wares — 0.1%
Avery Dennison Corp.
0.85%, 08/15/24 (Call 01/03/23)	267	248,932
2.25%, 02/15/32 (Call 11/15/31)	2,565	1,978,615
2.65%, 04/30/30 (Call 02/01/30)	1,527	1,264,402
4.88%, 12/06/28 (Call 09/06/28)	3,111	3,056,713
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	1,414	1,151,547
3.15%, 08/01/27 (Call 05/01/27)	3,156	2,969,291
3.95%, 08/01/47 (Call 02/01/47)	1,959	1,570,315
5.00%, 06/15/52 (Call 12/15/51)	2,055	1,951,038
5.60%, 11/15/32	2,140	2,234,374
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	1,419	1,139,102
3.10%, 10/01/27 (Call 07/01/27)	2,293	2,140,057
3.90%, 05/15/28 (Call 02/15/28)	2,398	2,308,147
4.40%, 05/01/29 (Call 03/01/29)(b)	1,675	1,630,897

	Par
Security	(000)	Value

Household Products & Wares (continued)
4.60%, 05/01/32 (Call 02/01/32)	$2,499	$2,437,725
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	1,731	1,491,793
2.00%, 11/02/31 (Call 08/02/31)	1,460	1,191,302
2.75%, 02/15/26	1,399	1,326,700
2.88%, 02/07/50 (Call 08/07/49)(b)	1,424	1,006,640
3.05%, 08/15/25	1,208	1,161,818
3.10%, 03/26/30 (Call 12/26/29)	1,873	1,692,255
3.20%, 04/25/29 (Call 01/25/29)	1,630	1,497,562
3.20%, 07/30/46 (Call 01/30/46)	1,905	1,402,613
3.90%, 05/04/47 (Call 11/04/46)	1,402	1,178,241
3.95%, 11/01/28 (Call 08/01/28)	2,267	2,202,209
5.30%, 03/01/41	1,650	1,674,024
6.63%, 08/01/37	1,628	1,906,828
		43,813,140
Insurance — 0.7%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	585	722,358
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6 mo. LIBOR US + 3.540%)(a)	2,770	2,458,624
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	580	516,884
2.88%, 10/15/26 (Call 07/15/26)	1,877	1,760,945
3.60%, 04/01/30 (Call 01/01/30)	4,598	4,249,150
4.00%, 10/15/46 (Call 04/15/46)	1,381	1,090,300
4.75%, 01/15/49 (Call 07/15/48)	2,443	2,162,837
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	985	707,516
3.63%, 05/15/30 (Call 02/15/30)	2,989	2,781,175
4.90%, 09/15/44 (Call 03/15/44)(b)	1,725	1,557,347
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	2,500	2,396,425
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	1,400	1,238,412
1.45%, 12/15/30 (Call 09/15/30)	1,174	904,086
3.28%, 12/15/26 (Call 09/15/26)	2,702	2,573,034
3.85%, 08/10/49 (Call 02/10/49)	2,778	2,195,342
4.20%, 12/15/46 (Call 06/15/46)	3,132	2,660,979
4.50%, 06/15/43	1,073	966,194
5.35%, 06/01/33	1,464	1,484,306
5.55%, 05/09/35	2,341	2,418,768
5.95%, 04/01/36	216	227,673
6.50%, 05/15/67 (Call 05/15/37),
(3 mo. LIBOR US + 2.120%)(a)	1,876	1,801,073
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	1,622	1,553,633
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	465	379,147
5.25%, 04/02/30 (Call 01/02/30)	442	430,079
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	3,836	3,628,281
3.40%, 06/30/30 (Call 03/30/30)	270	241,553
3.88%, 01/15/35 (Call 07/15/34)	100	89,392
3.90%, 04/01/26 (Call 01/01/26)	3,474	3,377,353
4.13%, 02/15/24	1,313	1,297,507
4.20%, 04/01/28 (Call 01/01/28)	280	266,064
4.38%, 06/30/50 (Call 12/30/49)	3,444	2,980,782
4.50%, 07/16/44 (Call 01/16/44)	200	175,656
4.75%, 04/01/48 (Call 10/01/47)	3,368	3,055,146
4.80%, 07/10/45 (Call 01/10/45)	3,360	3,040,800
6.25%, 05/01/36	355	381,696

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(a)	$2,773	$2,598,939
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	1,086	931,679
3.75%, 05/02/29 (Call 02/02/29)	2,387	2,217,117
4.50%, 12/15/28 (Call 09/15/28)	1,191	1,158,009
6.25%, 09/30/40	1,379	1,434,629
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	3,455	2,738,675
2.60%, 12/02/31 (Call 09/02/31)	1,175	965,098
2.85%, 05/28/27 (Call 04/28/27)	1,290	1,184,646
2.90%, 08/23/51 (Call 02/23/51)(b)	2,240	1,466,842
3.90%, 02/28/52 (Call 08/28/51)	2,170	1,703,450
5.00%, 09/12/32 (Call 06/12/32)	1,450	1,440,995
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/14/24)	2,463	2,408,149
3.88%, 12/15/25 (Call 09/15/25)	986	958,175
4.60%, 06/14/44 (Call 03/14/44)	2,347	2,013,515
4.75%, 05/15/45 (Call 11/15/44)	2,484	2,176,928
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	1,997	1,918,538
5.03%, 12/15/46 (Call 06/15/46)	1,049	910,889
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	3,792	2,672,715
7.35%, 05/01/34	780	874,918
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	2,345	2,113,197
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	2,510	1,985,786
3.05%, 03/09/52 (Call 09/09/51)	1,430	923,022
3.50%, 05/20/51 (Call 11/20/50)	947	678,743
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	825	613,602
3.70%, 02/22/30 (Call 11/22/29)	2,107	1,806,394
4.90%, 03/27/28 (Call 12/27/27)	1,510	1,455,202
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	2,361	1,981,705
3.60%, 09/15/51 (Call 03/15/51)	570	375,220
5.00%, 07/01/24(b)	1,995	1,996,716
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	985	615,418
3.50%, 01/15/31 (Call 10/15/30)	1,645	1,361,303
3.95%, 05/25/51 (Call 11/25/50)	2,280	1,582,001
4.13%, 01/12/28 (Call 10/12/27)	4,165	3,814,265
6.15%, 04/03/30 (Call 01/03/30)	1,182	1,196,054
6.65%, 02/01/33	2,700	2,703,105
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	1,474	1,318,124
4.90%, 01/15/40 (Call 01/15/30)(a)	1,780	1,457,233
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	1,584	1,491,178
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	3,220	2,608,619
1.85%, 03/12/30 (Call 12/12/29)(b)	3,016	2,544,961
2.30%, 03/15/27 (Call 02/15/27)(b)	3,790	3,528,831
2.50%, 01/15/51 (Call 07/15/50)	4,355	2,796,215
2.85%, 10/15/50 (Call 04/15/50)	4,904	3,352,423
2.88%, 03/15/32 (Call 12/15/31)	2,609	2,304,999
3.85%, 03/15/52 (Call 09/15/51)	4,075	3,329,968
4.20%, 08/15/48 (Call 02/15/48)	8,467	7,607,769
4.25%, 01/15/49 (Call 07/15/48)	5,239	4,696,816

	Par
Security	(000)	Value

Insurance (continued)
4.30%, 05/15/43	$3,092	$2,834,405
4.40%, 05/15/42	3,703	3,443,938
5.75%, 01/15/40	3,313	3,661,263
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	10,541	10,184,609
4.50%, 02/11/43	4,505	4,283,534
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(b)	145	135,298
3.85%, 12/22/51 (Call 06/22/51)	1,290	817,589
4.70%, 06/22/47 (Call 12/22/46)	3,577	2,683,752
5.63%, 05/15/30 (Call 02/15/30)(b)	2,754	2,690,741
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	3,473	2,689,005
4.20%, 09/15/24 (Call 06/15/24)	2,675	2,633,671
4.20%, 03/17/32 (Call 12/17/31)	1,290	1,140,979
4.50%, 03/15/29 (Call 12/15/28)	2,015	1,891,944
4.95%, 03/17/52 (Call 09/17/51)	2,115	1,751,474
Chubb Corp. (The)
6.00%, 05/11/37	3,440	3,691,154
Series 1, 6.50%, 05/15/38	30	33,536
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	490	386,228
2.85%, 12/15/51 (Call 06/15/51)	1,165	790,627
3.05%, 12/15/61 (Call 06/15/61)	3,470	2,313,449
3.15%, 03/15/25	2,830	2,736,016
3.35%, 05/15/24	540	529,864
3.35%, 05/03/26 (Call 02/03/26)	1,462	1,415,011
4.15%, 03/13/43	2,315	1,975,019
4.35%, 11/03/45 (Call 05/03/45)	5,630	4,997,188
6.70%, 05/15/36	125	140,798
Cincinnati Financial Corp.
6.13%, 11/01/34	285	299,712
6.92%, 05/15/28	799	860,835
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	770	607,553
3.45%, 08/15/27 (Call 05/15/27)	2,177	2,021,802
3.90%, 05/01/29 (Call 02/01/29)	2,306	2,121,220
3.95%, 05/15/24 (Call 02/15/24)	3,018	2,962,167
4.50%, 03/01/26 (Call 12/01/25)	2,399	2,369,180
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	963	955,065
5.25%, 05/30/29 (Call 02/28/29)	2,250	2,157,930
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(f)	2,120	2,030,472
3.65%, 04/05/27 (Call 03/05/27)(f)	3,115	2,916,263
3.85%, 04/05/29 (Call 02/05/29)(f)	2,000	1,823,620
3.90%, 04/05/32 (Call 01/05/32)(f)	2,035	1,794,646
4.35%, 04/05/42 (Call 10/05/41)(f)	1,035	849,611
4.40%, 04/05/52 (Call 10/05/51)(f)	1,400	1,128,512
6.88%, 12/15/52 (Call 09/15/27)(a)(f)	200	183,548
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	871	639,218
4.95%, 06/01/29 (Call 03/01/29)(b)	2,201	2,021,707
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	5,073	4,839,794
5.00%, 04/20/48 (Call 10/20/47)	4,462	3,909,471
7.00%, 04/01/28	169	182,316
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)(b)	2,553	1,633,971
3.50%, 10/15/50 (Call 04/15/50)	3,264	2,272,168

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
4.87%, 06/01/44	$1,596	$1,387,467
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	1,687	1,367,752
4.63%, 04/29/30 (Call 01/29/30)	1,362	1,244,201
4.85%, 04/17/28 (Call 01/17/28)	2,619	2,494,126
5.63%, 08/16/32 (Call 05/16/32)(f)	590	555,786
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	2,379	1,827,286
3.20%, 09/17/51 (Call 03/17/51)	1,195	698,119
3.40%, 06/15/30 (Call 03/15/30)	2,490	2,100,564
4.50%, 08/15/28 (Call 05/15/28)	2,332	2,232,027
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	2,112	1,561,908
4.00%, 05/15/30 (Call 02/15/30)	925	788,637
4.60%, 11/15/24(b)	2,138	2,108,047
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	3,372	2,680,504
4.55%, 09/15/28 (Call 06/15/28)	2,295	2,249,857
4.80%, 06/15/32 (Call 03/15/32)(b)	200	192,852
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	2,160	1,670,954
4.50%, 04/15/26 (Call 01/15/26)	2,102	2,079,361
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	2,740	2,360,839
2.90%, 09/15/51 (Call 03/15/51)(b)	1,180	765,336
3.60%, 08/19/49 (Call 02/19/49)	2,846	2,105,015
4.30%, 04/15/43	1,724	1,405,819
4.40%, 03/15/48 (Call 09/15/47)	1,823	1,535,130
5.95%, 10/15/36	1,175	1,186,162
6.10%, 10/01/41	1,754	1,782,766
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	590	456,430
4.00%, 11/23/51 (Call 05/23/51)	435	282,994
5.17%, 06/08/27 (Call 05/08/27)(b)	1,005	985,784
5.67%, 06/08/32 (Call 03/08/32)(b)	400	380,232
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	950	747,508
3.80%, 02/23/32 (Call 11/23/31)	740	629,007
4.35%, 02/15/25 (Call 11/15/24)	575	563,069
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	1,550	1,286,329
3.35%, 03/09/25	1,413	1,363,686
3.40%, 01/15/31 (Call 10/15/30)(b)	1,654	1,373,267
3.40%, 03/01/32 (Call 12/01/31)	149	122,278
3.63%, 12/12/26 (Call 09/15/26)	1,273	1,199,892
3.80%, 03/01/28 (Call 12/01/27)	2,024	1,883,190
4.35%, 03/01/48 (Call 09/01/47)	1,813	1,387,235
4.38%, 06/15/50 (Call 12/15/49)(b)	1,057	813,805
6.30%, 10/09/37	1,160	1,153,794
7.00%, 06/15/40	2,437	2,557,558
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	3,095	2,710,106
3.75%, 04/01/26 (Call 01/01/26)	3,737	3,644,958
4.13%, 05/15/43 (Call 11/15/42)	2,872	2,329,192
6.00%, 02/01/35	297	306,409
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	2,190	1,978,796
3.70%, 03/16/32 (Call 12/16/31)(b)	2,565	2,305,858
4.06%, 02/24/32 (Call 02/24/27)(a)	2,666	2,399,240
4.15%, 03/04/26	3,911	3,847,446

	Par
Security	(000)	Value

Insurance (continued)
5.38%, 03/04/46	$1,148	$1,109,990
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	1,250	1,095,887
3.45%, 05/07/52 (Call 11/07/51)	2,205	1,505,971
3.50%, 11/01/27 (Call 08/01/27)	1,997	1,844,609
4.15%, 09/17/50 (Call 03/17/50)	2,336	1,784,540
4.30%, 11/01/47 (Call 05/01/47)	1,441	1,125,162
5.00%, 04/05/46	2,325	2,043,256
5.00%, 05/20/49 (Call 11/20/48)	1,595	1,402,755
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	2,965	2,444,020
2.38%, 12/15/31 (Call 09/15/31)	255	207,300
2.90%, 12/15/51 (Call 06/15/51)	730	479,814
3.50%, 06/03/24 (Call 03/03/24)	4,243	4,154,533
3.50%, 03/10/25 (Call 12/10/24)	3,556	3,466,033
3.75%, 03/14/26 (Call 12/14/25)	3,344	3,258,695
3.88%, 03/15/24 (Call 02/15/24)	3,234	3,192,896
4.20%, 03/01/48 (Call 09/01/47)	2,895	2,418,338
4.35%, 01/30/47 (Call 07/30/46)	2,677	2,281,607
4.38%, 03/15/29 (Call 12/15/28)	5,852	5,711,903
4.75%, 03/15/39 (Call 09/15/38)	1,923	1,777,583
4.90%, 03/15/49 (Call 09/15/48)	3,551	3,321,428
5.75%, 11/01/32	500	531,215
5.88%, 08/01/33	655	688,392
6.25%, 11/01/52	500	558,435
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	2,115	1,987,064
MetLife Inc.
3.00%, 03/01/25	3,323	3,216,465
3.60%, 04/10/24	5,833	5,722,348
3.60%, 11/13/25 (Call 08/13/25)	2,573	2,508,546
4.05%, 03/01/45	3,637	3,077,593
4.13%, 08/13/42	2,978	2,569,061
4.55%, 03/23/30 (Call 12/23/29)	3,815	3,813,627
4.60%, 05/13/46 (Call 11/13/45)	2,109	1,955,802
4.72%, 12/15/44	2,516	2,284,805
4.88%, 11/13/43	3,180	2,999,948
5.00%, 07/15/52 (Call 01/15/52)	1,620	1,566,653
5.70%, 06/15/35	4,438	4,676,853
5.88%, 02/06/41	3,172	3,287,968
6.38%, 06/15/34	1,016	1,130,209
6.40%, 12/15/66 (Call 12/15/31)	3,049	2,883,134
6.50%, 12/15/32	1,580	1,755,238
10.75%, 08/01/69 (Call 08/01/34)	2,062	2,723,283
Munich Re America Corp., Series B, 7.45%,12/15/26(b)	235	255,685
Nationwide Financial Services Inc., 6.75%, 05/15/87	109	103,854
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	1,524	1,070,564
3.88%, 08/26/26 (Call 07/26/26)	3,662	3,514,751
4.88%, 10/01/24 (Call 09/01/24)	2,674	2,659,908
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	2,306	2,088,152
4.50%, 10/01/50 (Call 04/01/30)(a)	177	146,999
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(b)	1,303	1,072,108
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	3,219	2,657,510
3.10%, 11/15/26 (Call 08/15/26)	2,484	2,324,900
3.40%, 05/15/25 (Call 02/15/25)	2,874	2,780,739
3.70%, 05/15/29 (Call 02/15/29)	1,430	1,340,039

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
4.30%, 11/15/46 (Call 05/15/46)	$1,459	$1,206,753
4.35%, 05/15/43	1,808	1,496,897
4.63%, 09/15/42	481	413,977
6.05%, 10/15/36	1,880	1,965,878
Progressive Corp. (The)
2.45%, 01/15/27	2,781	2,559,827
2.50%, 03/15/27 (Call 02/15/27)	2,275	2,094,774
3.00%, 03/15/32 (Call 12/15/31)	1,080	954,104
3.20%, 03/26/30 (Call 12/26/29)	3,266	2,950,570
3.70%, 01/26/45	717	562,780
3.70%, 03/15/52 (Call 09/15/51)	820	639,813
3.95%, 03/26/50 (Call 09/26/49)	1,724	1,400,216
4.00%, 03/01/29 (Call 12/01/28)	2,852	2,760,166
4.13%, 04/15/47 (Call 10/15/46)	5,006	4,253,048
4.20%, 03/15/48 (Call 09/15/47)	1,295	1,091,983
4.35%, 04/25/44	768	667,185
6.25%, 12/01/32	680	749,163
6.63%, 03/01/29	211	231,817
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	1,906	1,722,910
2.10%, 03/10/30 (Call 12/10/29)	4,075	3,378,664
3.00%, 03/10/40 (Call 09/10/39)	2,277	1,703,355
3.70%, 10/01/50 (Call 07/01/30)(a)	415	334,403
3.70%, 03/13/51 (Call 09/13/50)	4,549	3,535,665
3.88%, 03/27/28 (Call 12/27/27)	1,532	1,477,415
3.91%, 12/07/47 (Call 06/07/47)	3,471	2,806,859
3.94%, 12/07/49 (Call 06/07/49)	3,974	3,153,965
4.35%, 02/25/50 (Call 08/25/49)	3,532	3,051,118
4.42%, 03/27/48 (Call 09/27/47)	2,098	1,806,126
4.50%, 09/15/47 (Call 09/15/27),
(3 mo. LIBOR US + 2.380%)(a)	2,877	2,518,986
4.60%, 05/15/44	2,721	2,490,395
5.13%, 03/01/52 (Call 11/28/31)(a)	405	348,555
5.20%, 03/15/44 (Call 03/15/24),
(3 mo. LIBOR US + 3.040%)(a)	1,916	1,823,553
5.38%, 05/15/45 (Call 05/15/25),
(3 mo. LIBOR US + 3.031%)(a)	3,322	3,111,286
5.70%, 12/14/36	2,129	2,194,105
5.70%, 09/15/48 (Call 09/15/28),
(3 mo. LIBOR US + 2.665%)(a)(b)	3,577	3,347,392
5.75%, 07/15/33	217	225,470
6.00%, 09/01/52 (Call 06/01/32)(a)	150	138,551
6.63%, 12/01/37	865	945,350
6.63%, 06/21/40	645	708,571
Prudential PLC
3.13%, 04/14/30	2,161	1,889,794
3.63%, 03/24/32 (Call 12/24/31)	2,815	2,500,030
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	2,461	2,107,379
3.90%, 05/15/29 (Call 02/15/29)	2,778	2,549,621
3.95%, 09/15/26 (Call 06/15/26)	2,846	2,754,131
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	1,363	1,277,949
3.70%, 04/01/25 (Call 01/01/25)	230	223,544
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	2,420	2,208,468
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	315	275,981
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	2,435	1,908,650
Swiss Re America Holding Corp., 7.00%, 02/15/26	554	586,071

	Par
Security	(000)	Value

Insurance (continued)
Transatlantic Holdings Inc., 8.00%, 11/30/39(b)	$1,618	$1,996,709
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)(b)	2,026	1,277,656
3.05%, 06/08/51 (Call 12/08/50)	2,744	1,916,711
3.75%, 05/15/46 (Call 11/15/45)	1,845	1,464,155
4.00%, 05/30/47 (Call 11/30/46)	2,679	2,215,613
4.05%, 03/07/48 (Call 09/07/47)	1,590	1,317,522
4.10%, 03/04/49 (Call 09/04/48)	1,991	1,644,666
4.30%, 08/25/45 (Call 02/25/45)	1,487	1,264,337
4.60%, 08/01/43	990	893,020
5.35%, 11/01/40	2,452	2,479,438
6.25%, 06/15/37	3,083	3,404,310
6.75%, 06/20/36	1,102	1,261,096
Travelers Property Casualty Corp., 6.38%, 03/15/33.	858	955,186
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	1,758	1,719,763
Unum Group
4.00%, 06/15/29 (Call 03/15/29)	2,031	1,846,849
4.13%, 06/15/51 (Call 12/15/50)	2,000	1,396,580
4.50%, 12/15/49 (Call 06/15/49)	745	546,562
5.75%, 08/15/42	2,380	2,151,687
Voya Financial Inc.
3.65%, 06/15/26	2,682	2,545,003
4.70%, 01/23/48 (Call 01/23/28),
(3 mo. LIBOR US + 2.084%)(a)	1,408	1,052,086
4.80%, 06/15/46	1,394	1,139,553
5.70%, 07/15/43	1,833	1,714,038
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	1,395	853,405
3.55%, 03/30/52 (Call 09/30/51)	548	388,351
4.00%, 05/12/50 (Call 11/12/49)	2,394	1,884,437
4.75%, 08/01/44	1,231	1,083,403
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	2,294	1,945,748
3.60%, 05/15/24 (Call 03/15/24)	2,240	2,178,333
3.88%, 09/15/49 (Call 03/15/49)	1,440	1,040,242
4.50%, 09/15/28 (Call 06/15/28)	2,903	2,753,292
4.65%, 06/15/27 (Call 05/15/27)	2,460	2,390,333
5.05%, 09/15/48 (Call 03/15/48)	2,422	2,059,935
XLIT Ltd.
5.25%, 12/15/43	1,105	1,101,243
5.50%, 03/31/45	2,600	2,468,726
		583,335,162
Internet — 0.5%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(b)	2,225	1,783,160
2.70%, 02/09/41 (Call 08/09/40)	765	490,419
3.15%, 02/09/51 (Call 08/09/50)	5,840	3,727,789
3.25%, 02/09/61 (Call 08/09/60)(b)	3,253	2,001,148
3.40%, 12/06/27 (Call 09/06/27)(b)	9,679	8,896,743
3.60%, 11/28/24 (Call 08/28/24)	10,089	9,737,398
4.00%, 12/06/37 (Call 06/06/37)	4,255	3,374,513
4.20%, 12/06/47 (Call 06/06/47)(b)	6,670	5,163,514
4.40%, 12/06/57 (Call 06/06/57)	3,170	2,433,419
4.50%, 11/28/34 (Call 05/28/34)	2,867	2,547,760
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	3,438	3,110,565
0.80%, 08/15/27 (Call 06/15/27)	4,085	3,551,458
1.10%, 08/15/30 (Call 05/15/30)	7,189	5,724,673
1.90%, 08/15/40 (Call 02/15/40)	5,343	3,675,824

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Internet (continued)
2.00%, 08/15/26 (Call 05/15/26)	$9,001	$8,380,381
2.05%, 08/15/50 (Call 02/15/50)	8,888	5,590,552
2.25%, 08/15/60 (Call 02/15/60)	2,640	1,600,078
3.38%, 02/25/24	2,666	2,656,936
Amazon.com Inc.
0.45%, 05/12/24	9,890	9,336,753
0.80%, 06/03/25 (Call 05/03/25)	2,105	1,929,864
1.00%, 05/12/26 (Call 04/12/26)	10,405	9,277,618
1.20%, 06/03/27 (Call 04/03/27)	1,758	1,535,543
1.50%, 06/03/30 (Call 03/03/30)	5,630	4,584,171
1.65%, 05/12/28 (Call 03/12/28)	10,175	8,853,267
2.10%, 05/12/31 (Call 02/12/31)	9,910	8,275,445
2.50%, 06/03/50 (Call 12/03/49)	7,051	4,619,181
2.70%, 06/03/60 (Call 12/03/59)	7,155	4,530,117
2.73%, 04/13/24	25	24,426
2.80%, 08/22/24 (Call 06/22/24)	9,704	9,435,684
2.88%, 05/12/41 (Call 11/12/40)	7,744	5,926,793
3.00%, 04/13/25	335	324,769
3.10%, 05/12/51 (Call 11/12/50)	11,005	8,071,177
3.15%, 08/22/27 (Call 05/22/27)	13,938	13,229,671
3.25%, 05/12/61 (Call 11/12/60)	5,165	3,714,306
3.30%, 04/13/27 (Call 03/13/27)	5,170	4,961,701
3.45%, 04/13/29 (Call 02/13/29)	3,140	2,970,880
3.60%, 04/13/32 (Call 01/13/32)	6,915	6,447,546
3.80%, 12/05/24 (Call 09/05/24)	6,940	6,849,988
3.88%, 08/22/37 (Call 02/22/37)	11,322	10,180,742
3.95%, 04/13/52 (Call 10/13/51)	8,490	7,256,148
4.05%, 08/22/47 (Call 02/22/47)	11,623	10,236,492
4.10%, 04/13/62 (Call 10/13/61)	4,505	3,821,546
4.25%, 08/22/57 (Call 02/22/57)	6,871	6,159,577
4.60%, 12/01/25	3,440	3,452,900
4.65%, 12/01/29 (Call 10/01/29)	3,440	3,455,790
4.70%, 11/29/24	3,440	3,445,573
4.70%, 12/01/32	4,440	4,474,765
4.80%, 12/05/34 (Call 06/05/34)	4,607	4,708,216
4.95%, 12/05/44 (Call 06/05/44)	5,083	5,162,142
5.20%, 12/03/25 (Call 09/03/25)	3,481	3,557,965
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	1,524	1,302,929
1.72%, 04/09/26 (Call 03/09/26)	520	461,718
2.38%, 10/09/30 (Call 07/09/30)	69	55,529
2.38%, 08/23/31 (Call 05/23/31)(b)	760	599,632
3.08%, 04/07/25 (Call 03/07/25)(b)	545	513,973
3.43%, 04/07/30 (Call 01/07/30)	1,425	1,251,649
3.63%, 07/06/27(b)	1,964	1,818,664
4.13%, 06/30/25(b)	2,421	2,327,283
4.38%, 05/14/24 (Call 04/14/24)(b)	3,149	3,099,340
4.38%, 03/29/28 (Call 12/29/27)(b)	2,260	2,133,146
4.88%, 11/14/28 (Call 08/14/28)	1,965	1,902,552
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	3,619	3,396,070
3.60%, 06/01/26 (Call 03/01/26)	3,871	3,743,141
3.65%, 03/15/25 (Call 12/15/24)	3,061	2,992,158
4.63%, 04/13/30 (Call 01/13/30)	5,754	5,622,464
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	3,655	3,258,432
1.90%, 03/11/25 (Call 02/11/25)	3,997	3,751,464
2.60%, 05/10/31 (Call 02/10/31)(b)	2,815	2,307,230
2.70%, 03/11/30 (Call 12/11/29)	4,156	3,541,993
3.45%, 08/01/24 (Call 05/01/24)	4,173	4,076,854

	Par
Security	(000)	Value

Internet (continued)
3.60%, 06/05/27 (Call 03/05/27)	$3,565	$3,373,702
3.65%, 05/10/51 (Call 11/10/50)	2,015	1,475,484
4.00%, 07/15/42 (Call 01/15/42)	2,996	2,398,717
5.95%, 11/22/27	610	626,275
6.30%, 11/22/32	705	735,639
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(b)	2,613	2,126,486
3.25%, 02/15/30 (Call 11/15/29)	4,009	3,433,187
3.80%, 02/15/28 (Call 11/15/27)	1,779	1,648,777
4.63%, 08/01/27 (Call 05/01/27)	816	789,080
5.00%, 02/15/26 (Call 11/15/25)	4,212	4,199,785
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)(b)	2,265	1,996,530
3.88%, 04/29/26(b)	885	843,281
4.13%, 01/14/50 (Call 07/14/49)(b)	1,975	1,384,929
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)(f)	10,395	9,771,196
3.85%, 08/15/32 (Call 05/15/32)(f)	9,185	8,224,984
4.45%, 08/15/52 (Call 02/15/52)(f)	8,430	6,936,710
4.65%, 08/15/62 (Call 02/15/62)(f)	5,225	4,279,693
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	1,214	1,072,593
2.00%, 09/03/30 (Call 06/03/30)	2,971	2,177,743
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)(b)	3,110	2,543,980
4.75%, 07/15/27 (Call 01/03/23)	3,020	2,948,486
5.25%, 04/01/25 (Call 01/01/25)	2,075	2,078,216
Weibo Corp.
3.38%, 07/08/30 (Call 04/08/30)(b)	2,719	2,021,006
3.50%, 07/05/24 (Call 06/05/24)	2,546	2,423,512
		372,923,298
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29(b)	2,110	1,896,953
4.55%, 03/11/26(b)	2,820	2,738,558
6.55%, 11/29/27	1,000	1,008,140
6.75%, 03/01/41	1,645	1,615,933
6.80%, 11/29/32	1,155	1,167,509
7.00%, 10/15/39	2,225	2,262,068
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	3,767	3,512,916
2.70%, 06/01/30 (Call 03/01/30)	3,124	2,674,144
2.98%, 12/15/55 (Call 06/15/55)	5,302	3,289,679
3.13%, 04/01/32 (Call 01/01/32)	60	51,296
3.85%, 04/01/52 (Call 09/01/51)	240	184,438
3.95%, 05/23/25	2,370	2,321,984
3.95%, 05/01/28 (Call 02/01/28)	1,093	1,040,383
4.30%, 05/23/27 (Call 04/23/27)	2,765	2,701,986
4.40%, 05/01/48 (Call 11/01/47)	199	169,259
5.20%, 08/01/43 (Call 02/01/43)(b)	405	388,035
6.40%, 12/01/37	308	334,202
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	2,883	2,597,871
2.15%, 08/15/30 (Call 05/15/30)(b)	165	130,642
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	730	613,098
2.40%, 06/15/25 (Call 05/15/25)	1,712	1,607,910
2.80%, 12/15/24 (Call 11/15/24)	3,078	2,931,887
3.25%, 01/15/31 (Call 10/15/30)	2,236	1,913,055
3.25%, 10/15/50 (Call 04/15/50)	1,644	1,074,666

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Iron & Steel (continued)
3.45%, 04/15/30 (Call 01/15/30)	$1,419	$1,250,550
5.00%, 12/15/26 (Call 01/03/23)	2,323	2,294,683
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	4,229	3,690,225
6.25%, 08/10/26	3,428	3,558,093
6.88%, 11/21/36	6,985	7,351,363
6.88%, 11/10/39	4,740	4,854,139
8.25%, 01/17/34	490	565,019
Vale SA, 5.63%, 09/11/42(b)	996	928,690
		62,719,374
Leisure Time — 0.0%
Brunswick Corp.
0.85%, 08/18/24 (Call 01/03/23)	1,928	1,772,989
2.40%, 08/18/31 (Call 05/18/31)	1,209	885,169
4.40%, 09/15/32 (Call 06/15/32)(b)	2,305	1,937,468
5.10%, 04/01/52 (Call 10/01/51)	1,385	994,111
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	2,724	2,592,404
4.63%, 07/28/45 (Call 01/28/45)(b)	1,979	1,520,604
		9,702,745
Lodging — 0.0%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	1,926	1,685,366
3.70%, 01/15/31 (Call 10/15/30)	970	833,463
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 01/03/23)	1,290	1,207,169
4.38%, 09/15/28 (Call 06/15/28)	2,410	2,202,619
4.85%, 03/15/26 (Call 12/15/25)	3,550	3,493,732
5.63%, 04/23/25 (Call 03/23/25)	2,113	2,093,666
6.00%, 04/23/30 (Call 01/23/30)	2,252	2,236,934
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	2,445	2,398,129
3.75%, 03/15/25 (Call 12/15/24)	2,086	2,026,215
3.75%, 10/01/25 (Call 07/01/25)	1,930	1,862,933
5.00%, 10/15/27 (Call 09/15/27)	2,290	2,275,115
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(b)	1,904	1,826,164
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	2,871	2,919,750
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	4,807	4,512,619
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	2,334	1,965,625
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	431	352,312
Series II, 2.75%, 10/15/33 (Call 07/15/33)(b)	2,300	1,773,185
Series R, 3.13%, 06/15/26 (Call 03/15/26)	3,438	3,219,103
Series X, 4.00%, 04/15/28 (Call 01/15/28)	1,724	1,608,199
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	111	109,906
		40,602,204
Machinery — 0.3%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	710	676,374
4.38%, 05/08/42	260	231,868
Caterpillar Financial Services Corp.
0.45%, 05/17/24	51	47,971
0.60%, 09/13/24	439	409,468
0.80%, 11/13/25	709	638,164
0.90%, 03/02/26	670	601,084
0.95%, 01/10/24	975	936,283
1.10%, 09/14/27	1,061	912,884
1.15%, 09/14/26	3,255	2,889,952
1.45%, 05/15/25	1,125	1,047,668
1.70%, 01/08/27(b)	3,225	2,899,307

	Par
Security	(000)	Value

Machinery (continued)
2.15%, 11/08/24	$4,461	$4,259,586
2.40%, 08/09/26	2,389	2,219,548
2.85%, 05/17/24	3,284	3,199,174
3.25%, 12/01/24	2,850	2,775,415
3.30%, 06/09/24	4,170	4,090,978
3.60%, 08/12/27	4,485	4,316,857
3.65%, 12/07/23	1,431	1,415,560
3.65%, 08/12/25	2,715	2,658,718
4.90%, 01/17/25	2,955	2,964,633
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	250	206,435
2.60%, 09/19/29 (Call 06/19/29)	2,993	2,668,589
2.60%, 04/09/30 (Call 01/09/30)	4,125	3,624,679
3.25%, 09/19/49 (Call 03/19/49)	4,124	3,200,760
3.25%, 04/09/50 (Call 10/09/49)	4,357	3,375,716
3.40%, 05/15/24 (Call 02/15/24)(b)	4,486	4,414,673
3.80%, 08/15/42	6,018	5,254,496
4.30%, 05/15/44 (Call 11/15/43)(b)	2,077	1,935,266
4.75%, 05/15/64 (Call 11/15/63)	2,473	2,390,946
5.20%, 05/27/41	1,706	1,768,883
5.30%, 09/15/35	550	564,779
6.05%, 08/15/36	1,188	1,312,312
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	1,435	1,266,890
1.88%, 01/15/26 (Call 12/15/25)	1,685	1,533,131
3.95%, 05/23/25	1,450	1,412,358
4.20%, 01/15/24	2,065	2,041,294
5.45%, 10/14/25	1,445	1,459,334
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	2,705	2,536,397
Crane Holdings Co.
4.20%, 03/15/48 (Call 09/15/47)	1,263	906,076
4.45%, 12/15/23 (Call 09/15/23)	967	958,616
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	3,030	2,915,405
2.88%, 09/07/49 (Call 03/07/49)(b)	1,890	1,384,576
3.10%, 04/15/30 (Call 01/15/30)	2,581	2,336,347
3.75%, 04/15/50 (Call 10/15/49)(b)	3,296	2,873,057
3.90%, 06/09/42 (Call 12/09/41)(b)	3,949	3,591,221
5.38%, 10/16/29	1,495	1,573,921
7.13%, 03/03/31	775	905,836
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	2,105	1,853,895
3.15%, 11/15/25 (Call 08/15/25)	2,466	2,361,442
5.38%, 10/15/35(b)	142	141,394
5.38%, 03/01/41 (Call 12/01/40)(b)	1,940	1,912,452
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	1,820	1,379,451
3.50%, 10/01/30 (Call 07/01/30)	2,018	1,694,959
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	1,495	1,253,587
3.00%, 05/01/30 (Call 02/01/30)	1,199	1,045,144
John Deere Capital Corp.
0.45%, 01/17/24	1,315	1,256,009
0.45%, 06/07/24	2,615	2,456,086
0.63%, 09/10/24	1,460	1,362,136
0.70%, 01/15/26	3,400	3,035,486
1.05%, 06/17/26(b)	2,130	1,898,384
1.25%, 01/10/25(b)	1,625	1,520,838
1.30%, 10/13/26	1,575	1,400,522
1.45%, 01/15/31	2,620	2,067,363

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
1.50%, 03/06/28	$1,600	$1,379,584
1.70%, 01/11/27(b)	2,170	1,945,470
1.75%, 03/09/27	2,346	2,100,538
2.00%, 06/17/31	2,785	2,278,436
2.05%, 01/09/25	2,865	2,726,878
2.13%, 03/07/25	40	37,969
2.25%, 09/14/26	2,051	1,907,102
2.35%, 03/08/27(b)	630	577,250
2.45%, 01/09/30	2,879	2,505,335
2.60%, 03/07/24	2,850	2,780,346
2.65%, 06/24/24	4,438	4,318,307
2.65%, 06/10/26	1,149	1,082,726
2.80%, 09/08/27	2,300	2,130,536
2.80%, 07/18/29	2,241	2,015,085
3.05%, 01/06/28	805	757,191
3.35%, 06/12/24	1,115	1,093,581
3.35%, 04/18/29	2,050	1,914,229
3.40%, 06/06/25	1,370	1,337,476
3.40%, 09/11/25	710	691,732
3.45%, 01/10/24	811	800,968
3.45%, 03/13/25	3,858	3,771,967
3.45%, 03/07/29	2,959	2,780,750
3.90%, 06/07/32	45	42,588
4.05%, 09/08/25(b)	2,315	2,290,067
4.15%, 09/15/27	2,770	2,724,683
4.35%, 09/15/32	2,430	2,395,251
4.55%, 10/11/24(b)	1,310	1,308,218
4.85%, 10/11/29	1,860	1,891,787
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)(b)	1,503	1,158,588
4.55%, 04/15/28 (Call 01/15/28)	2,374	2,199,487
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	916	768,377
4.60%, 05/15/28 (Call 02/15/28)	1,608	1,528,661
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	4,669	4,376,394
2.29%, 04/05/27 (Call 02/05/27)(b)	1,543	1,396,693
2.57%, 02/15/30 (Call 11/15/29)	6,281	5,354,992
3.11%, 02/15/40 (Call 08/15/39)	3,288	2,480,763
3.36%, 02/15/50 (Call 08/15/49)	2,351	1,685,432
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	1,245	996,249
2.80%, 08/15/61 (Call 02/15/61)	1,913	1,167,695
2.88%, 03/01/25 (Call 12/01/24)	1,042	1,004,665
3.50%, 03/01/29 (Call 12/01/28)	1,798	1,691,037
4.20%, 03/01/49 (Call 09/01/48)	2,683	2,315,349
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	2,789	2,614,715
3.45%, 11/15/26 (Call 08/15/26)	3,613	3,351,816
4.40%, 03/15/24 (Call 02/15/24)	2,568	2,523,856
4.95%, 09/15/28 (Call 06/15/28)	5,290	5,045,708
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	2,592	2,251,230
2.25%, 01/30/31 (Call 10/30/30)	2,408	1,978,581
3.25%, 11/01/26 (Call 08/01/26)	3,323	3,134,154
4.38%, 11/01/46 (Call 05/01/46)	1,165	997,590
		225,850,715
Manufacturing — 0.2%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)(b)	3,578	3,397,132

	Par
Security	(000)	Value

Manufacturing (continued)
2.25%, 09/19/26 (Call 06/19/26)	$3,120	$2,901,600
2.38%, 08/26/29 (Call 05/26/29)	3,645	3,138,090
2.65%, 04/15/25 (Call 03/15/25)(b)	1,230	1,180,492
2.88%, 10/15/27 (Call 07/15/27)	3,328	3,099,965
3.00%, 08/07/25(b)	1,893	1,824,170
3.05%, 04/15/30 (Call 01/15/30)	1,550	1,389,451
3.13%, 09/19/46 (Call 03/19/46)	2,072	1,488,898
3.25%, 02/14/24 (Call 01/14/24)	4,089	4,020,141
3.25%, 08/26/49 (Call 02/26/49)(b)	2,846	2,080,711
3.38%, 03/01/29 (Call 12/01/28)(b)	3,073	2,867,877
3.63%, 09/14/28 (Call 06/14/28)(b)	2,410	2,301,357
3.63%, 10/15/47 (Call 04/15/47)	2,011	1,561,320
3.70%, 04/15/50 (Call 10/15/49)(b)	2,252	1,800,451
3.88%, 06/15/44	1,105	895,249
4.00%, 09/14/48 (Call 03/14/48)(b)	4,025	3,383,294
5.70%, 03/15/37	1,272	1,347,302
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	935	718,370
2.75%, 03/01/30 (Call 12/01/29)	3,259	2,731,922
3.50%, 12/01/24 (Call 10/01/24)	2,347	2,274,783
3.75%, 12/01/27 (Call 09/01/27)	1,480	1,387,515
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	2,662	2,495,066
3.92%, 09/15/47 (Call 03/15/47)	2,509	2,074,567
4.00%, 11/02/32	2,929	2,722,476
4.15%, 03/15/33 (Call 12/15/32)	900	849,672
4.15%, 11/02/42	2,649	2,318,855
4.70%, 08/23/52 (Call 02/23/52)	675	629,329
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	4,408	4,245,565
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	405	388,678
4.42%, 11/15/35	22,673	21,385,854
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)(b)	695	586,420
4.50%, 03/11/44	50	44,452
5.88%, 01/14/38	445	467,063
6.75%, 03/15/32	6,260	7,095,647
6.88%, 01/10/39	375	423,011
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	5,149	4,867,865
3.50%, 03/01/24 (Call 12/01/23)	4,119	4,068,913
3.90%, 09/01/42 (Call 03/01/42)	1,822	1,589,841
4.88%, 09/15/41 (Call 03/15/41)	1,975	1,953,334
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	2,507	2,409,778
3.25%, 03/01/27 (Call 12/01/26)	3,961	3,719,973
3.25%, 06/14/29 (Call 03/14/29)	2,343	2,116,994
3.30%, 11/21/24 (Call 08/21/24)	1,107	1,071,222
3.65%, 06/15/24	2,270	2,220,242
4.00%, 06/14/49 (Call 12/14/48)	2,851	2,301,213
4.10%, 03/01/47 (Call 09/01/46)	2,086	1,707,850
4.20%, 11/21/34 (Call 05/21/34)	1,930	1,773,902
4.25%, 09/15/27 (Call 08/15/27)	1,755	1,706,966
4.45%, 11/21/44 (Call 05/21/44)	1,727	1,512,956
4.50%, 09/15/29 (Call 07/15/29)	2,873	2,796,837
6.25%, 05/15/38	1,351	1,419,941
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	2,103	1,928,956
5.90%, 07/15/32 (Call 04/15/32)	1,005	998,679

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Manufacturing (continued)
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 01/03/23)	$1,660	$1,565,695
1.60%, 04/01/26 (Call 03/01/26)(b)	865	772,869
2.25%, 04/01/28 (Call 02/01/28)	825	713,658
2.75%, 04/01/31 (Call 01/01/31)	1,740	1,435,222
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	2,633	2,123,383
3.00%, 06/01/30 (Call 03/01/30)	1,400	1,196,062
3.38%, 03/01/28 (Call 12/01/27)	1,458	1,319,665
3.65%, 03/15/27 (Call 12/15/26)	1,905	1,787,519
3.88%, 03/01/25 (Call 12/01/24)	1,230	1,199,201
3.90%, 09/17/29 (Call 06/17/29)	1,524	1,388,135
4.00%, 03/15/26 (Call 12/15/25)(b)	1,874	1,816,524
4.30%, 03/01/24 (Call 12/01/23)	1,845	1,825,923
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	2,348	2,237,785
4.30%, 02/21/48 (Call 08/21/47)	1,103	869,407
5.75%, 06/15/43	1,717	1,729,191
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	1,919	1,817,754
3.55%, 11/01/24 (Call 08/01/24)	3,430	3,345,931
3.80%, 03/21/29 (Call 12/21/28)	2,950	2,735,564
4.50%, 03/21/49 (Call 09/21/48)	1,395	1,159,845
4.65%, 11/01/44 (Call 05/01/44)	1,223	1,057,663
		163,779,203
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	4,555	3,727,903
2.30%, 02/01/32 (Call 11/01/31)	3,030	2,265,895
2.80%, 04/01/31 (Call 01/01/31)	6,754	5,350,992
3.50%, 06/01/41 (Call 12/01/40)	5,027	3,409,362
3.50%, 03/01/42 (Call 09/01/41)	4,345	2,935,048
3.70%, 04/01/51 (Call 10/01/50)(b)	5,574	3,562,734
3.75%, 02/15/28 (Call 11/15/27)	3,826	3,486,098
3.85%, 04/01/61 (Call 10/01/60)	6,985	4,321,969
3.90%, 06/01/52 (Call 12/01/51)	8,135	5,383,499
3.95%, 06/30/62 (Call 12/30/61)	3,095	1,945,857
4.20%, 03/15/28 (Call 12/15/27)	4,748	4,416,637
4.40%, 04/01/33 (Call 01/01/33)	3,800	3,320,174
4.40%, 12/01/61 (Call 06/01/61)	5,358	3,641,672
4.50%, 02/01/24 (Call 01/01/24)	4,404	4,353,971
4.80%, 03/01/50 (Call 09/01/49)	9,316	7,036,282
4.91%, 07/23/25 (Call 04/23/25)	15,607	15,348,080
5.05%, 03/30/29 (Call 12/30/28)	4,503	4,289,828
5.13%, 07/01/49 (Call 01/01/49)	4,420	3,506,519
5.25%, 04/01/53 (Call 10/01/52)	5,825	4,687,028
5.38%, 04/01/38 (Call 10/01/37)	2,597	2,226,928
5.38%, 05/01/47 (Call 11/01/46)	8,118	6,702,951
5.50%, 04/01/63 (Call 10/01/62)	1,615	1,304,193
5.75%, 04/01/48 (Call 10/01/47)	7,871	6,749,146
6.38%, 10/23/35 (Call 04/23/35)	6,920	6,799,038
6.48%, 10/23/45 (Call 04/23/45)	11,644	10,965,155
6.83%, 10/23/55 (Call 04/23/55)	2,503	2,425,757
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)(b)	6,165	4,858,760
1.95%, 01/15/31 (Call 10/15/30)	5,506	4,491,244
2.35%, 01/15/27 (Call 10/15/26)	2,776	2,545,814
2.45%, 08/15/52 (Call 02/15/52)(b)	5,000	3,057,050
2.65%, 02/01/30 (Call 11/01/29)	4,590	4,008,585

	Par
Security	(000)	Value

Media (continued)
2.65%, 08/15/62 (Call 02/15/62)	$4,424	$2,626,263
2.80%, 01/15/51 (Call 07/15/50)	5,484	3,604,030
2.89%, 11/01/51 (Call 05/01/51)	13,230	8,827,850
2.94%, 11/01/56 (Call 05/01/56)	19,416	12,497,691
2.99%, 11/01/63 (Call 05/01/63)	13,368	8,457,800
3.15%, 03/01/26 (Call 12/01/25)	9,634	9,246,906
3.15%, 02/15/28 (Call 11/15/27)	5,342	4,973,188
3.20%, 07/15/36 (Call 01/15/36)(b)	3,215	2,653,950
3.25%, 11/01/39 (Call 05/01/39)	2,377	1,888,051
3.30%, 02/01/27 (Call 11/01/26)	4,631	4,404,915
3.30%, 04/01/27 (Call 02/01/27)	2,549	2,420,326
3.38%, 02/15/25 (Call 11/15/24)	3,457	3,364,491
3.38%, 08/15/25 (Call 05/15/25)	5,979	5,794,488
3.40%, 04/01/30 (Call 01/01/30)	5,650	5,183,931
3.40%, 07/15/46 (Call 01/15/46)	1,837	1,388,129
3.45%, 02/01/50 (Call 08/01/49)	5,915	4,434,830
3.55%, 05/01/28 (Call 02/01/28)	3,886	3,687,775
3.70%, 04/15/24 (Call 03/15/24)	9,311	9,181,856
3.75%, 04/01/40 (Call 10/01/39)	6,454	5,411,873
3.90%, 03/01/38 (Call 09/01/37)	4,039	3,546,606
3.95%, 10/15/25 (Call 08/15/25)	4,726	4,650,289
3.97%, 11/01/47 (Call 05/01/47)	4,712	3,837,641
4.00%, 08/15/47 (Call 02/15/47)	4,422	3,652,484
4.00%, 03/01/48 (Call 09/01/47)	4,726	3,890,585
4.00%, 11/01/49 (Call 05/01/49)	5,578	4,543,002
4.05%, 11/01/52 (Call 05/01/52)	3,639	2,975,647
4.15%, 10/15/28 (Call 07/15/28)	6,804	6,601,105
4.20%, 08/15/34 (Call 02/15/34)	4,890	4,594,399
4.25%, 10/15/30 (Call 07/15/30)	4,464	4,307,358
4.25%, 01/15/33	6,957	6,610,750
4.40%, 08/15/35 (Call 02/15/35)	4,214	4,003,300
4.60%, 10/15/38 (Call 04/15/38)	3,920	3,681,899
4.60%, 08/15/45 (Call 02/15/45)	3,906	3,523,564
4.65%, 07/15/42(b)	3,127	2,874,557
4.70%, 10/15/48 (Call 04/15/48)	7,573	6,937,247
4.75%, 03/01/44	2,959	2,746,100
4.95%, 10/15/58 (Call 04/15/58)	3,724	3,481,717
5.25%, 11/07/25	560	569,587
5.35%, 11/15/27 (Call 10/15/27)	2,380	2,451,019
5.50%, 11/15/32 (Call 08/15/32)	3,070	3,221,934
5.65%, 06/15/35	3,311	3,483,536
6.45%, 03/15/37	50	55,668
6.50%, 11/15/35	3,252	3,612,809
6.55%, 07/01/39	1,155	1,286,046
6.95%, 08/15/37	1,130	1,303,444
7.05%, 03/15/33	1,922	2,223,312
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	2,141	2,034,892
3.63%, 05/15/30 (Call 02/15/30)	3,477	2,942,724
3.80%, 03/13/24 (Call 01/13/24)	1,544	1,509,584
3.90%, 11/15/24 (Call 08/15/24)	2,028	1,956,898
3.95%, 06/15/25 (Call 03/15/25)	1,908	1,824,830
3.95%, 03/20/28 (Call 12/20/27)	6,455	5,801,625
4.00%, 09/15/55 (Call 03/15/55)	6,853	4,382,493
4.13%, 05/15/29 (Call 02/15/29)	2,518	2,218,031
4.65%, 05/15/50 (Call 11/15/49)	3,338	2,414,542
4.88%, 04/01/43	636	491,781
4.90%, 03/11/26 (Call 12/11/25)	3,060	2,977,043
5.00%, 09/20/37 (Call 03/20/37)	4,060	3,360,827
5.20%, 09/20/47 (Call 03/20/47)	5,695	4,428,546

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
5.30%, 05/15/49 (Call 11/15/48)	$4,187	$3,290,228
6.35%, 06/01/40	741	688,004
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)	1,190	1,085,697
3.45%, 03/01/32 (Call 12/01/31)	1,240	1,046,845
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	3,269	3,131,964
3.50%, 04/08/30 (Call 01/08/30)	2,648	2,328,625
4.03%, 01/25/24 (Call 12/25/23)	4,789	4,722,433
4.71%, 01/25/29 (Call 10/25/28)	7,962	7,676,801
5.48%, 01/25/39 (Call 07/25/38)	4,346	4,007,055
5.58%, 01/25/49 (Call 07/25/48)	5,053	4,542,445
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)(b)	1,219	1,189,061
5.00%, 05/13/45 (Call 11/13/44)	2,845	2,431,934
5.25%, 05/24/49 (Call 11/24/48)	2,515	2,240,815
6.13%, 01/31/46 (Call 07/31/45)(b)	3,243	3,216,116
6.63%, 01/15/40	1,981	1,991,579
8.50%, 03/11/32(b)	970	1,135,113
NBCUniversal Media LLC
4.45%, 01/15/43(b)	2,013	1,792,234
5.95%, 04/01/41	2,716	2,887,298
6.40%, 04/30/40	272	301,583
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(b)	1,642	1,483,563
3.38%, 02/15/28 (Call 11/15/27)	2,384	2,121,045
3.70%, 06/01/28 (Call 03/01/28)	3,280	2,961,676
4.00%, 01/15/26 (Call 10/15/25)	3,858	3,692,569
4.20%, 06/01/29 (Call 03/01/29)	1,795	1,600,637
4.20%, 05/19/32 (Call 02/19/32)(b)	3,245	2,693,967
4.38%, 03/15/43	5,511	3,883,161
4.60%, 01/15/45 (Call 07/15/44)	2,677	1,931,027
4.75%, 05/15/25 (Call 04/15/25)	2,434	2,412,118
4.85%, 07/01/42 (Call 01/01/42)	1,882	1,426,048
4.90%, 08/15/44 (Call 02/15/44)	2,511	1,867,858
4.95%, 01/15/31 (Call 10/15/30)	4,225	3,809,809
4.95%, 05/19/50 (Call 11/19/49)	2,838	2,117,716
5.25%, 04/01/44 (Call 10/01/43)	2,119	1,655,914
5.50%, 05/15/33	2,477	2,259,891
5.85%, 09/01/43 (Call 03/01/43)	1,769	1,494,805
5.90%, 10/15/40 (Call 04/15/40)	1,643	1,471,684
6.88%, 04/30/36	3,061	3,037,736
7.88%, 07/30/30	3,489	3,774,889
TCI Communications Inc.
7.13%, 02/15/28	927	1,023,084
7.88%, 02/15/26	3,712	4,063,823
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	2,418	2,300,123
5.50%, 08/15/35	982	946,550
5.65%, 11/23/43 (Call 05/23/43)	1,771	1,668,725
5.85%, 04/15/40	2,254	2,211,151
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	3,978	4,458,821
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	4,461	3,361,140
5.50%, 09/01/41 (Call 03/01/41)	4,764	4,074,887
5.88%, 11/15/40 (Call 05/15/40)	3,324	2,941,707
6.55%, 05/01/37	5,997	5,779,609
6.75%, 06/15/39	4,891	4,740,210
7.30%, 07/01/38	5,301	5,406,225

	Par
Security	(000)	Value

Media (continued)
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	$3,473	$3,161,680
2.95%, 06/15/27(b)	3,489	3,277,950
3.00%, 02/13/26	3,463	3,303,390
3.00%, 07/30/46	2,349	1,683,552
3.15%, 09/17/25	2,997	2,884,073
3.70%, 12/01/42	1,786	1,469,378
4.13%, 06/01/44	3,382	2,960,468
4.38%, 08/16/41	1,820	1,649,229
Series B, 7.00%, 03/01/32	2,013	2,302,832
Series E, 4.13%, 12/01/41	2,633	2,303,559
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	6,742	6,413,327
1.75%, 01/13/26	5,037	4,631,924
2.00%, 09/01/29 (Call 06/01/29)	7,532	6,384,500
2.20%, 01/13/28	1,332	1,197,428
2.65%, 01/13/31(b)	8,918	7,683,214
2.75%, 09/01/49 (Call 03/01/49)(b)	7,212	4,894,352
3.35%, 03/24/25	4,413	4,297,777
3.38%, 11/15/26 (Call 08/15/26)	1,714	1,636,939
3.50%, 05/13/40 (Call 11/13/39)	6,412	5,284,257
3.60%, 01/13/51 (Call 07/13/50)	9,427	7,401,232
3.70%, 09/15/24 (Call 06/15/24)	3,278	3,217,652
3.70%, 10/15/25 (Call 07/15/25)	2,237	2,183,536
3.70%, 03/23/27	1,935	1,873,196
3.80%, 03/22/30	3,639	3,425,282
3.80%, 05/13/60 (Call 11/13/59)	4,367	3,463,337
4.63%, 03/23/40 (Call 09/23/39)	1,281	1,219,858
4.70%, 03/23/50 (Call 09/23/49)(b)	5,095	4,793,172
4.75%, 09/15/44 (Call 03/15/44)	2,424	2,281,396
4.75%, 11/15/46 (Call 05/15/46)	1,683	1,571,838
4.95%, 10/15/45 (Call 04/15/45)	1,686	1,628,187
5.40%, 10/01/43	2,677	2,719,778
6.15%, 03/01/37	110	118,956
6.15%, 02/15/41	972	1,074,857
6.20%, 12/15/34	3,745	4,127,964
6.40%, 12/15/35	4,264	4,757,771
6.55%, 03/15/33	805	898,952
6.65%, 11/15/37	3,452	3,979,673
7.75%, 12/01/45	750	964,935
		631,681,332
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	3,699	3,596,353
3.90%, 01/15/43 (Call 07/15/42)	2,405	2,063,346
4.38%, 06/15/45 (Call 12/15/44)	1,208	1,079,771
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	997	974,079
4.13%, 04/01/32 (Call 01/01/32)	1,710	1,554,988
4.50%, 12/15/28 (Call 09/15/28)	2,040	1,944,161
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	1,474	1,293,862
5.25%, 10/01/54 (Call 04/01/54)	1,719	1,497,507
		14,004,067
Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	655	569,896
3.75%, 10/01/30 (Call 07/01/30)	820	707,242
Barrick Gold Corp., 6.45%, 10/15/35	532	562,122

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mining (continued)
Barrick North America Finance LLC
5.70%, 05/30/41	$2,948	$2,989,685
5.75%, 05/01/43	3,012	3,059,318
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	3,038	3,131,662
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	2,096	1,866,278
5.00%, 09/30/43	9,318	9,255,849
6.42%, 03/01/26(b)	1,185	1,243,148
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)	3,432	3,143,987
4.25%, 03/01/30 (Call 03/01/25)	3,501	3,146,034
4.38%, 08/01/28 (Call 08/01/23)	3,381	3,128,980
4.55%, 11/14/24 (Call 08/14/24)	2,785	2,758,292
4.63%, 08/01/30 (Call 08/01/25)(b)	3,246	2,986,742
5.00%, 09/01/27 (Call 01/03/23)	3,515	3,415,455
5.25%, 09/01/29 (Call 09/01/24)	3,785	3,630,458
5.40%, 11/14/34 (Call 05/14/34)	3,285	3,094,569
5.45%, 03/15/43 (Call 09/15/42)(b)	6,035	5,426,732
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	2,219	2,115,639
5.95%, 03/15/24 (Call 12/15/23)	2,294	2,303,749
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	3,983	3,226,230
2.60%, 07/15/32 (Call 04/15/32)	3,735	3,000,512
2.80%, 10/01/29 (Call 07/01/29)	3,057	2,630,946
4.88%, 03/15/42 (Call 09/15/41)	1,463	1,342,683
5.45%, 06/09/44 (Call 12/09/43)	2,487	2,376,179
5.88%, 04/01/35	2,690	2,764,271
6.25%, 10/01/39	2,171	2,290,188
Rio Tinto Alcan Inc.
5.75%, 06/01/35	1,183	1,230,214
6.13%, 12/15/33	3,393	3,622,774
7.25%, 03/15/31	2,563	2,927,535
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)(b)	4,200	2,860,536
5.20%, 11/02/40	3,669	3,751,369
7.13%, 07/15/28	2,776	3,081,388
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	2,814	2,486,422
4.75%, 03/22/42 (Call 09/22/41)	1,700	1,614,796
Southern California Edison Co., 5.95%, 11/01/32	915	969,561
Southern California Gas Co., 6.35%, 11/15/52	1,860	2,095,513
Southern Copper Corp.
3.88%, 04/23/25	3,434	3,355,121
5.25%, 11/08/42	5,697	5,298,096
5.88%, 04/23/45	3,083	3,085,158
6.75%, 04/16/40	3,771	4,095,796
7.50%, 07/27/35	3,318	3,737,030
Teck Resources Ltd.
3.90%, 07/15/30 (Call 04/15/30)(b)	265	238,492
5.20%, 03/01/42 (Call 09/01/41)	1,178	1,025,261
5.40%, 02/01/43 (Call 08/01/42)	473	415,237
6.00%, 08/15/40 (Call 02/15/40)	2,130	2,028,378
6.13%, 10/01/35	1,794	1,784,187
6.25%, 07/15/41 (Call 01/15/41)(b)	1,716	1,667,369
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	795	604,677
		128,141,756
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	5,140	4,571,773

	Par
Security	(000)	Value

Office & Business Equipment (continued)
3.25%, 02/15/29 (Call 08/15/23)	$3,160	$2,655,664
3.28%, 12/01/28 (Call 10/01/28)	2,075	1,746,154
3.57%, 12/01/31 (Call 09/01/31)	3,280	2,706,787
4.13%, 05/01/25 (Call 01/03/23)	3,715	3,566,771
4.25%, 04/01/28 (Call 01/03/23)	2,332	2,106,006
5.50%, 12/01/24 (Call 06/01/24)	5,149	5,135,407
		22,488,562
Oil & Gas — 0.9%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	3,801	3,073,793
2.72%, 01/12/32 (Call 10/12/31)	6,555	5,568,276
2.77%, 11/10/50 (Call 05/10/50)	2,690	1,790,195
2.94%, 06/04/51 (Call 12/04/50)	9,415	6,430,822
3.00%, 02/24/50 (Call 08/24/49)	7,615	5,261,889
3.00%, 03/17/52 (Call 09/17/51)	2,575	1,765,265
3.02%, 01/16/27 (Call 10/16/26)	3,871	3,637,734
3.06%, 06/17/41 (Call 12/17/40)(b)	5,135	3,905,424
3.12%, 05/04/26 (Call 02/04/26)	4,534	4,330,605
3.38%, 02/08/61 (Call 08/08/60)	6,235	4,430,279
3.41%, 02/11/26 (Call 12/11/25)	4,344	4,199,866
3.54%, 04/06/27 (Call 02/06/27)	2,289	2,193,411
3.59%, 04/14/27 (Call 01/14/27)	2,503	2,409,863
3.63%, 04/06/30 (Call 01/06/30)	4,167	3,882,644
3.80%, 09/21/25 (Call 07/21/25)	4,358	4,287,705
3.94%, 09/21/28 (Call 06/21/28)	4,048	3,896,848
4.23%, 11/06/28 (Call 08/06/28)	5,180	5,055,162
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	4,397	4,158,815
3.72%, 11/28/28 (Call 08/28/28)	4,842	4,625,369
Burlington Resources LLC
5.95%, 10/15/36	80	83,895
7.20%, 08/15/31	40	46,107
7.40%, 12/01/31	250	290,963
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	3,196	2,985,511
2.95%, 07/15/30 (Call 04/15/30)	1,920	1,641,830
3.80%, 04/15/24 (Call 01/15/24)	3,230	3,178,158
3.85%, 06/01/27 (Call 03/01/27)	4,274	4,052,051
3.90%, 02/01/25 (Call 11/01/24)	3,045	2,980,385
4.95%, 06/01/47 (Call 12/01/46)	2,768	2,505,732
5.85%, 02/01/35	1,645	1,614,288
6.25%, 03/15/38	3,028	3,100,914
6.45%, 06/30/33	1,475	1,526,064
6.50%, 02/15/37	1,799	1,834,404
6.75%, 02/01/39	1,715	1,806,770
7.20%, 01/15/32	950	1,042,805
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	1,956	1,581,935
3.75%, 02/15/52 (Call 08/15/51)(b)	2,665	1,921,358
5.25%, 06/15/37 (Call 12/15/36)	2,775	2,579,501
5.40%, 06/15/47 (Call 12/15/46)	966	893,154
6.75%, 11/15/39	2,110	2,229,637
6.80%, 09/15/37	1,932	2,002,788
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	9,623	8,998,660
2.00%, 05/11/27 (Call 03/11/27)	4,645	4,209,856
2.24%, 05/11/30 (Call 02/11/30)	4,064	3,519,343
2.90%, 03/03/24 (Call 01/03/24)	4,270	4,184,942
2.95%, 05/16/26 (Call 02/16/26)	7,762	7,402,775
3.08%, 05/11/50 (Call 11/11/49)(b)	3,411	2,552,827

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
3.33%, 11/17/25 (Call 08/17/25)	$3,529	$3,425,600
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	4,066	3,689,895
1.02%, 08/12/27 (Call 06/12/27)	3,614	3,128,387
2.34%, 08/12/50 (Call 02/12/50)	3,058	1,995,314
3.25%, 10/15/29 (Call 07/15/29)	2,101	1,953,006
3.85%, 01/15/28 (Call 10/15/27)	3,145	3,059,582
3.90%, 11/15/24 (Call 08/15/24)	2,531	2,502,729
5.25%, 11/15/43 (Call 05/15/43)(b)	355	362,405
6.00%, 03/01/41 (Call 09/01/40)	145	161,052
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)(b)	1,249	1,121,152
3.30%, 09/30/49 (Call 03/30/49)	1,315	868,847
4.25%, 05/09/43(b)	3,599	2,941,139
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	7,345	7,263,544
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	500	401,635
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	4,520	4,360,308
4.38%, 05/02/28(b)	5,052	4,977,786
CNOOC Petroleum North America ULC
5.88%, 03/10/35	1,913	1,896,108
6.40%, 05/15/37	3,637	3,785,608
7.50%, 07/30/39(b)	1,006	1,158,510
7.88%, 03/15/32	1,846	2,184,796
Conoco Funding Co., 7.25%, 10/15/31	290	334,251
ConocoPhillips, 4.88%, 10/01/47 (Call 04/01/47)	25	23,506
ConocoPhillips Co.
2.13%, 03/08/24 (Call 01/03/23)	152	146,823
2.40%, 03/07/25 (Call 03/07/23)	935	887,418
3.35%, 11/15/24 (Call 08/15/24)	415	404,766
3.76%, 03/15/42	11,090	9,397,666
3.80%, 03/15/52 (Call 09/15/51)	1,835	1,491,360
4.03%, 03/15/62 (Call 09/15/61)	10,347	8,443,152
4.30%, 11/15/44 (Call 05/15/44)	1,710	1,519,540
5.90%, 10/15/32	1,831	1,996,852
5.90%, 05/15/38	317	339,992
5.95%, 03/15/46 (Call 09/15/45)	320	349,331
6.50%, 02/01/39	504	579,721
6.95%, 04/15/29	930	1,037,889
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	4,310	4,192,552
4.38%, 01/15/28 (Call 10/15/27)	3,695	3,409,450
4.90%, 06/01/44 (Call 12/01/43)	2,905	2,198,824
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)(b)(f)	2,898	2,736,147
4.38%, 03/15/29 (Call 12/15/28)(f)	2,570	2,458,565
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	2,795	2,607,959
4.75%, 05/15/42 (Call 11/15/41)	2,938	2,559,791
5.00%, 06/15/45 (Call 12/15/44)	4,204	3,763,967
5.25%, 09/15/24 (Call 06/15/24)	1,385	1,388,282
5.25%, 10/15/27 (Call 12/12/22)	700	697,319
5.60%, 07/15/41 (Call 01/15/41)(b)	3,405	3,292,397
5.85%, 12/15/25 (Call 09/15/25)	4,030	4,122,287
5.88%, 06/15/28 (Call 06/15/23)(b)	1,380	1,382,608
7.88%, 09/30/31	1,002	1,145,717
7.95%, 04/15/32	1,335	1,537,640
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	1,957	1,647,187

	Par
Security	(000)	Value

Oil & Gas (continued)
3.25%, 12/01/26 (Call 10/01/26)	$5,731	$5,373,844
3.50%, 12/01/29 (Call 09/01/29)	2,763	2,463,684
4.25%, 03/15/52 (Call 09/15/51)	1,964	1,497,354
4.40%, 03/24/51 (Call 09/24/50)(b)	2,545	2,006,173
6.25%, 03/15/33 (Call 12/15/32)	1,895	1,962,367
6.25%, 03/15/53	1,720	1,716,887
Eni USA Inc., 7.30%, 11/15/27	475	509,846
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	1,219	1,179,187
3.90%, 04/01/35 (Call 10/01/34)	2,278	2,073,276
4.15%, 01/15/26 (Call 10/15/25)	5,279	5,207,364
4.38%, 04/15/30 (Call 01/15/30)	2,909	2,858,442
4.95%, 04/15/50 (Call 10/15/49)	3,001	2,950,193
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	6,075	5,632,072
5.00%, 01/15/29 (Call 07/15/28)	1,555	1,490,685
5.68%, 10/01/25 (Call 10/04/23)	2,060	2,060,288
5.70%, 04/01/28 (Call 03/01/28)	565	567,198
6.13%, 02/01/25 (Call 01/01/25)	5,815	5,850,879
7.00%, 02/01/30 (Call 11/01/29)	2,780	2,925,227
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	2,091	1,921,211
2.38%, 05/22/30 (Call 02/22/30)	4,442	3,832,247
2.65%, 01/15/24	3,652	3,568,515
2.88%, 04/06/25 (Call 03/06/25)	4,283	4,120,289
3.00%, 04/06/27 (Call 02/06/27)	1,111	1,043,173
3.13%, 04/06/30 (Call 01/06/30)	4,926	4,492,857
3.25%, 11/10/24	633	618,758
3.25%, 11/18/49 (Call 05/18/49)	3,989	3,007,985
3.63%, 09/10/28 (Call 06/10/28)	2,671	2,558,604
3.63%, 04/06/40 (Call 10/06/39)	2,434	2,047,797
3.70%, 03/01/24	3,620	3,579,058
3.70%, 04/06/50 (Call 10/06/49)	3,590	2,954,067
3.95%, 05/15/43	3,612	3,114,844
4.25%, 11/23/41	2,245	2,030,692
4.80%, 11/08/43	2,525	2,439,099
5.10%, 08/17/40	3,077	3,088,293
7.25%, 09/23/27	900	999,216
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	7,202	6,913,128
2.28%, 08/16/26 (Call 06/16/26)	3,975	3,712,292
2.44%, 08/16/29 (Call 05/16/29)	6,941	6,139,245
2.61%, 10/15/30 (Call 07/15/30)	4,835	4,269,112
2.71%, 03/06/25 (Call 12/06/24)	2,920	2,807,317
2.99%, 03/19/25 (Call 02/19/25)	11,919	11,551,776
3.00%, 08/16/39 (Call 02/16/39)	5,740	4,505,957
3.04%, 03/01/26 (Call 12/01/25)	9,511	9,114,867
3.10%, 08/16/49 (Call 02/16/49)	5,996	4,414,135
3.18%, 03/15/24 (Call 12/15/23)	3,795	3,734,963
3.29%, 03/19/27 (Call 01/19/27)(b)	2,525	2,442,028
3.45%, 04/15/51 (Call 10/15/50)	5,108	3,973,462
3.48%, 03/19/30 (Call 12/19/29)	3,762	3,541,434
3.57%, 03/06/45 (Call 09/06/44)	2,882	2,339,665
4.11%, 03/01/46 (Call 09/01/45)	10,356	9,080,244
4.23%, 03/19/40 (Call 09/19/39)	4,791	4,398,330
4.33%, 03/19/50 (Call 09/19/49)	9,420	8,529,716
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	850	701,879
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	2,465	2,401,502

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
4.30%, 04/01/27 (Call 01/01/27)	$5,417	$5,207,416
5.60%, 02/15/41	4,518	4,341,888
5.80%, 04/01/47 (Call 10/01/46)(b)	1,854	1,804,591
6.00%, 01/15/40	2,628	2,654,464
7.13%, 03/15/33	2,457	2,693,437
7.30%, 08/15/31	2,404	2,645,866
7.88%, 10/01/29	872	977,931
HF Sinclair Corp., 4.50%, 10/01/30	1,432	1,270,972
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	4,288	4,146,710
5.20%, 06/01/45 (Call 12/01/44)(b)	1,746	1,550,692
6.60%, 10/01/37	3,073	3,157,292
6.80%, 03/15/32	2,004	2,110,473
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	3,204	3,130,116
3.80%, 04/01/28 (Call 01/01/28)	2,483	2,313,635
4.50%, 04/01/48 (Call 10/01/47)	2,027	1,638,809
4.70%, 05/01/25 (Call 04/01/25)	5,365	5,317,842
4.75%, 09/15/44 (Call 03/15/44)	3,266	2,796,937
5.00%, 09/15/54 (Call 03/15/54)	2,558	2,202,591
5.13%, 12/15/26 (Call 09/15/26)	3,499	3,505,473
6.50%, 03/01/41 (Call 09/01/40)	2,006	2,112,739
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	3,634	3,610,706
Ovintiv Inc.
6.50%, 08/15/34(b)	3,091	3,186,574
6.50%, 02/01/38	1,880	1,920,157
6.63%, 08/15/37	1,790	1,865,287
7.20%, 11/01/31	1,235	1,318,375
7.38%, 11/01/31	1,615	1,760,156
8.13%, 09/15/30	1,115	1,244,831
Phillips 66
0.90%, 02/15/24 (Call 01/03/23)	755	719,221
1.30%, 02/15/26 (Call 01/15/26)	3,259	2,920,357
2.15%, 12/15/30 (Call 09/15/30)	3,080	2,504,040
3.15%, 12/15/29 (Call 09/15/29)(f)	1,991	1,760,044
3.30%, 03/15/52 (Call 09/15/51)	3,225	2,304,004
3.55%, 10/01/26 (Call 07/01/26)(f)	2,140	2,020,053
3.61%, 02/15/25 (Call 11/15/24)(f)	1,037	1,004,158
3.75%, 03/01/28 (Call 12/01/27)(f)	2,521	2,326,177
3.85%, 04/09/25 (Call 03/09/25)	4,141	4,056,317
3.90%, 03/15/28 (Call 12/15/27)	1,375	1,305,549
4.65%, 11/15/34 (Call 05/15/34)	4,971	4,734,182
4.68%, 02/15/45 (Call 08/15/44)(f)	1,870	1,661,719
4.88%, 11/15/44 (Call 05/15/44)	4,178	3,921,429
4.90%, 10/01/46 (Call 04/01/46)(f)	2,307	2,090,234
5.88%, 05/01/42	4,699	4,951,994
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	300	267,837
1.90%, 08/15/30 (Call 05/15/30)	7,005	5,607,292
2.15%, 01/15/31 (Call 10/15/30)	385	310,849
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	5,000	4,775,950
2.38%, 11/07/29 (Call 08/07/29)	5,091	4,472,800
2.50%, 09/12/26	6,365	5,968,779
2.75%, 04/06/30 (Call 01/06/30)	1,958	1,740,858
2.88%, 05/10/26	5,567	5,302,178
2.88%, 11/26/41 (Call 05/26/41)	2,380	1,776,361
3.00%, 11/26/51 (Call 05/26/51)	3,540	2,496,019
3.13%, 11/07/49 (Call 05/07/49)	4,723	3,444,531

	Par
Security	(000)	Value

Oil & Gas (continued)
3.25%, 05/11/25	$11,406	$11,094,958
3.25%, 04/06/50 (Call 10/06/49)	7,103	5,281,294
3.63%, 08/21/42	2,493	2,045,781
3.75%, 09/12/46	4,701	3,812,699
3.88%, 11/13/28 (Call 08/13/28)	3,765	3,669,294
4.00%, 05/10/46	7,904	6,683,069
4.13%, 05/11/35	5,483	5,154,459
4.38%, 05/11/45	10,268	9,217,994
4.55%, 08/12/43	2,903	2,680,282
5.50%, 03/25/40(b)	3,405	3,551,381
6.38%, 12/15/38	7,596	8,570,339
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(b)	943	704,308
4.00%, 11/15/47 (Call 05/15/47)(b)	3,507	2,754,258
5.95%, 12/01/34	1,860	1,864,483
6.50%, 06/15/38	2,685	2,795,407
6.80%, 05/15/38	3,817	4,091,939
6.85%, 06/01/39	3,291	3,534,764
7.15%, 02/01/32	837	910,882
Tosco Corp., 8.13%, 02/15/30	1,515	1,794,078
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	3,931	3,766,488
2.83%, 01/10/30 (Call 10/10/29)	4,314	3,857,579
2.99%, 06/29/41 (Call 12/29/40)	1,888	1,440,771
3.13%, 05/29/50 (Call 11/29/49)	7,246	5,247,263
3.39%, 06/29/60 (Call 12/29/59)	630	454,696
3.46%, 02/19/29 (Call 11/19/28)	4,829	4,544,524
3.46%, 07/12/49 (Call 01/12/49)	5,470	4,230,771
3.70%, 01/15/24	4,839	4,782,480
3.75%, 04/10/24	5,986	5,911,534
TotalEnergies Capital SA, 3.88%, 10/11/28.	4,117	4,016,875
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	1,470	1,300,950
2.80%, 12/01/31 (Call 09/01/31)	2,035	1,687,259
3.65%, 12/01/51 (Call 06/01/51)	3,965	2,899,684
4.00%, 06/01/52 (Call 12/01/51)(b)	1,245	968,660
4.35%, 06/01/28 (Call 03/01/28)	2,221	2,165,120
4.90%, 03/15/45(b)	2,886	2,646,000
6.63%, 06/15/37	3,175	3,420,618
7.50%, 04/15/32	2,368	2,694,879
		732,490,415
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	3,629	3,409,300
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
1.23%, 12/15/23	2,110	2,034,167
2.06%, 12/15/26 (Call 11/15/26)	3,330	3,001,229
3.14%, 11/07/29 (Call 08/07/29)	1,840	1,640,967
3.34%, 12/15/27 (Call 09/15/27)	4,821	4,510,576
4.08%, 12/15/47 (Call 06/15/47)	5,138	4,100,021
4.49%, 05/01/30 (Call 02/01/30)	2,019	1,947,770
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(b)	1,203	1,042,472
3.80%, 11/15/25 (Call 08/15/25)	1,741	1,703,429
4.50%, 11/15/41 (Call 05/15/41)	2,190	1,857,448
4.75%, 08/01/43 (Call 02/01/43)	3,235	2,834,281
4.85%, 11/15/35 (Call 05/15/35)	3,837	3,603,135
5.00%, 11/15/45 (Call 05/15/45)(b)	5,626	5,065,988
6.70%, 09/15/38	3,011	3,254,560
7.45%, 09/15/39	3,491	4,010,147

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas Services (continued)
HF Sinclair Corp., 5.88%, 04/01/26	$4,513	$4,542,380
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	2,022	1,805,080
3.95%, 12/01/42 (Call 06/01/42)	4,386	3,144,981
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	3,010	2,759,959
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	2,398	2,088,370
3.65%, 12/01/23 (Call 09/01/23)	5,954	5,888,208
		64,244,468
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	1,699	1,609,191
4.50%, 05/15/28 (Call 02/15/28)(b)	900	845,838
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	2,185	1,782,173
2.69%, 05/25/31 (Call 02/25/31)	3,020	2,453,055
4.00%, 05/17/25 (Call 04/17/25)	1,860	1,806,637
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	1,025	861,502
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	1,685	1,597,262
1.57%, 01/15/26 (Call 12/15/25)	1,816	1,621,543
1.65%, 01/15/27 (Call 12/15/26)	2,540	2,147,748
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	1,144	994,502
3.05%, 10/01/51 (Call 04/01/51)(b)	1,155	767,220
3.40%, 12/15/27 (Call 09/15/27)	1,320	1,224,960
3.65%, 09/15/24 (Call 06/15/24)	1,188	1,158,751
4.05%, 12/15/49 (Call 06/15/49)	2,152	1,691,171
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/23)	3,230	2,987,911
2.25%, 02/01/27 (Call 01/01/27)	2,330	2,091,338
2.85%, 02/01/32 (Call 11/01/31)	2,398	1,964,538
3.13%, 05/01/30 (Call 02/01/30)(b)	1,345	1,165,375
5.75%, 11/01/40 (Call 05/01/40)	65	63,709
WestRock MWV LLC
7.95%, 02/15/31	1,760	1,981,866
8.20%, 01/15/30	486	550,682
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	3,023	2,892,558
3.00%, 06/15/33 (Call 03/15/33)	2,490	1,999,395
3.38%, 09/15/27 (Call 06/15/27)	1,236	1,135,105
3.75%, 03/15/25 (Call 01/15/25)	2,244	2,176,456
3.90%, 06/01/28 (Call 03/01/28)	2,641	2,440,680
4.00%, 03/15/28 (Call 12/15/27)	2,657	2,483,684
4.20%, 06/01/32 (Call 03/01/32)	2,086	1,887,747
4.65%, 03/15/26 (Call 01/15/26)	4,422	4,357,527
4.90%, 03/15/29 (Call 12/15/28)	2,394	2,316,889
		53,057,013
Pharmaceuticals — 1.2%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	12,930	12,386,552
2.95%, 11/21/26 (Call 09/21/26)	6,199	5,803,690
3.20%, 05/14/26 (Call 02/14/26)	8,013	7,624,289
3.20%, 11/21/29 (Call 08/21/29)	18,619	17,007,712
3.60%, 05/14/25 (Call 02/14/25)	12,769	12,437,006
3.80%, 03/15/25 (Call 12/15/24)	10,146	9,934,354
3.85%, 06/15/24 (Call 03/15/24)	4,530	4,466,625
4.05%, 11/21/39 (Call 05/21/39)	11,516	10,061,299
4.25%, 11/14/28 (Call 08/14/28)	4,686	4,572,505

	Par
Security	(000)	Value

Pharmaceuticals (continued)
4.25%, 11/21/49 (Call 05/21/49)	$17,653	$15,165,163
4.30%, 05/14/36 (Call 11/14/35)	5,783	5,359,395
4.40%, 11/06/42	8,163	7,306,375
4.45%, 05/14/46 (Call 11/14/45)	7,428	6,547,188
4.50%, 05/14/35 (Call 11/14/34)	6,161	5,837,671
4.55%, 03/15/35 (Call 09/15/34)	6,357	6,048,240
4.63%, 10/01/42 (Call 04/01/42)	1,893	1,720,188
4.70%, 05/14/45 (Call 11/14/44)	7,500	6,895,350
4.75%, 03/15/45 (Call 09/15/44)	3,839	3,567,583
4.85%, 06/15/44 (Call 12/15/43)	4,641	4,348,246
4.88%, 11/14/48 (Call 05/14/48)	6,955	6,526,294
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	2,817	2,349,491
2.80%, 05/15/30 (Call 02/15/30)	1,457	1,242,296
3.25%, 03/01/25 (Call 12/01/24)	2,077	2,004,970
3.40%, 05/15/24 (Call 02/15/24)	2,686	2,626,317
3.45%, 12/15/27 (Call 09/15/27)	4,304	4,037,755
4.25%, 03/01/45 (Call 09/01/44)	2,120	1,768,250
4.30%, 12/15/47 (Call 06/15/47)	1,885	1,596,331
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 01/03/23)	969	911,877
1.20%, 05/28/26 (Call 04/28/26)	4,685	4,190,405
1.75%, 05/28/28 (Call 03/28/28)	5,474	4,767,033
2.25%, 05/28/31 (Call 02/28/31)	1,782	1,499,660
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	4,845	4,294,075
1.38%, 08/06/30 (Call 05/06/30)	6,416	5,142,424
2.13%, 08/06/50 (Call 02/06/50)	2,749	1,671,832
3.00%, 05/28/51 (Call 11/28/50)	2,755	1,997,954
3.13%, 06/12/27 (Call 03/12/27)	3,131	2,973,918
3.38%, 11/16/25	7,226	7,001,488
4.00%, 01/17/29 (Call 10/17/28)	2,815	2,735,927
4.00%, 09/18/42	3,089	2,736,916
4.38%, 11/16/45	2,139	1,971,645
4.38%, 08/17/48 (Call 02/17/48)	2,387	2,197,401
6.45%, 09/15/37	9,747	11,112,847
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	4,185	3,364,405
2.82%, 05/20/30 (Call 02/20/30)	2,722	2,370,699
3.36%, 06/06/24 (Call 04/06/24)	3,105	3,032,933
3.70%, 06/06/27 (Call 03/06/27)	4,873	4,659,124
3.73%, 12/15/24 (Call 09/15/24)	2,387	2,329,975
3.79%, 05/20/50 (Call 11/20/49)	2,042	1,607,258
4.30%, 08/22/32 (Call 05/22/32)(b)	1,725	1,643,649
4.67%, 06/06/47 (Call 12/06/46)	2,377	2,160,883
4.69%, 12/15/44 (Call 06/15/44)	4,567	4,183,189
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	1,028	926,660
1.13%, 11/13/27 (Call 09/13/27)	1,531	1,310,567
1.45%, 11/13/30 (Call 08/13/30)	1,335	1,066,798
2.35%, 11/13/40 (Call 05/13/40)	749	528,569
2.55%, 11/13/50 (Call 05/13/50)	5,466	3,595,535
2.90%, 07/26/24 (Call 06/26/24)	5,762	5,605,735
2.95%, 03/15/32 (Call 12/15/31)	2,420	2,146,201
3.20%, 06/15/26 (Call 04/15/26)	4,627	4,448,444
3.25%, 08/01/42	3,363	2,649,136
3.40%, 07/26/29 (Call 04/26/29)	5,787	5,421,204
3.45%, 11/15/27 (Call 08/15/27)	25	23,919
3.55%, 03/15/42 (Call 09/15/41)	2,145	1,788,544
3.63%, 05/15/24 (Call 02/15/24)	660	649,559

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
3.70%, 03/15/52 (Call 09/15/51)	$6,555	$5,333,214
3.90%, 02/20/28 (Call 11/20/27)	7,253	7,056,371
3.90%, 03/15/62 (Call 09/15/61)	3,632	2,940,249
4.13%, 06/15/39 (Call 12/15/38)	10,591	9,643,423
4.25%, 10/26/49 (Call 04/26/49)	12,122	10,791,247
4.35%, 11/15/47 (Call 05/15/47)	4,794	4,346,240
4.55%, 02/20/48 (Call 08/20/47)	4,386	4,063,848
4.63%, 05/15/44 (Call 11/15/43)	765	723,904
5.00%, 08/15/45 (Call 02/15/45)	25	24,810
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	3,603	3,492,604
3.41%, 06/15/27 (Call 03/15/27)	1,865	1,753,286
3.50%, 11/15/24 (Call 08/15/24)	2,269	2,197,617
3.75%, 09/15/25 (Call 06/15/25)	2,467	2,386,946
4.37%, 06/15/47 (Call 12/15/46)	2,049	1,640,901
4.50%, 11/15/44 (Call 05/15/44)	1,470	1,197,697
4.60%, 03/15/43	1,420	1,193,638
4.90%, 09/15/45 (Call 03/15/45)	1,937	1,679,534
Cigna Corp.
0.61%, 03/15/24 (Call 01/03/23)	2,813	2,660,395
1.25%, 03/15/26 (Call 02/15/26)	1,770	1,587,159
2.38%, 03/15/31 (Call 12/15/30)	2,596	2,152,136
2.40%, 03/15/30 (Call 12/15/29)	7,480	6,355,457
3.05%, 10/15/27 (Call 07/15/27)	3,419	3,160,831
3.20%, 03/15/40 (Call 09/15/39)	1,795	1,394,464
3.25%, 04/15/25 (Call 01/15/25)	4,246	4,108,005
3.40%, 03/01/27 (Call 12/01/26)	5,916	5,595,589
3.40%, 03/15/50 (Call 09/15/49)	5,282	3,840,965
3.40%, 03/15/51 (Call 09/15/50)	2,310	1,684,822
3.50%, 06/15/24 (Call 03/17/24)	3,283	3,214,517
3.88%, 10/15/47 (Call 04/15/47)	4,341	3,430,562
4.13%, 11/15/25 (Call 09/15/25)	8,015	7,863,516
4.38%, 10/15/28 (Call 07/15/28)	9,283	9,050,832
4.50%, 02/25/26 (Call 11/27/25)	4,420	4,408,950
4.80%, 08/15/38 (Call 02/15/38)	8,129	7,694,098
4.80%, 07/15/46 (Call 01/16/46)	3,574	3,260,810
4.90%, 12/15/48 (Call 06/15/48)	9,768	9,019,869
6.13%, 11/15/41	2,623	2,792,997
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	8,466	7,266,283
1.75%, 08/21/30 (Call 05/21/30)	5,080	4,051,605
1.88%, 02/28/31 (Call 11/28/30)	5,140	4,099,201
2.13%, 09/15/31 (Call 06/15/31)(b)	4,140	3,320,404
2.63%, 08/15/24 (Call 07/15/24)	3,745	3,620,366
2.70%, 08/21/40 (Call 02/21/40)	5,499	3,862,223
2.88%, 06/01/26 (Call 03/01/26)	6,080	5,702,858
3.00%, 08/15/26 (Call 06/15/26)	3,212	3,022,010
3.25%, 08/15/29 (Call 05/15/29)	6,858	6,203,267
3.38%, 08/12/24 (Call 05/12/24)	4,132	4,039,691
3.63%, 04/01/27 (Call 02/01/27)	3,053	2,927,888
3.75%, 04/01/30 (Call 01/01/30)	3,193	2,953,940
3.88%, 07/20/25 (Call 04/20/25)	10,113	9,941,686
4.00%, 12/05/23 (Call 09/05/23)(b)	660	654,621
4.10%, 03/25/25 (Call 01/25/25)	2,733	2,705,889
4.13%, 04/01/40 (Call 10/01/39)	4,090	3,447,747
4.25%, 04/01/50 (Call 10/01/49)	3,558	2,934,816
4.30%, 03/25/28 (Call 12/25/27)	11,120	10,810,530
4.78%, 03/25/38 (Call 09/25/37)	15,480	14,328,598
4.88%, 07/20/35 (Call 01/20/35)	2,434	2,335,009
5.05%, 03/25/48 (Call 09/25/47)	25,564	23,675,332

	Par
Security	(000)	Value

Pharmaceuticals (continued)
5.13%, 07/20/45 (Call 01/20/45)	$9,828	$9,186,330
5.30%, 12/05/43 (Call 06/05/43)	2,913	2,776,468
6.13%, 09/15/39	2,008	2,106,693
6.25%, 06/01/27	1,075	1,137,361
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	4,407	2,878,741
2.50%, 09/15/60 (Call 03/15/60)	2,025	1,292,294
2.75%, 06/01/25 (Call 03/01/25)	3,294	3,159,671
3.10%, 05/15/27 (Call 02/15/27)	4,620	4,394,544
3.38%, 03/15/29 (Call 12/15/28)	5,205	4,944,906
3.70%, 03/01/45 (Call 09/01/44)	75	64,915
3.95%, 05/15/47 (Call 11/15/46)	983	884,788
3.95%, 03/15/49 (Call 09/15/48)	70	63,308
4.15%, 03/15/59 (Call 09/15/58)	1,205	1,077,559
5.50%, 03/15/27	130	136,438
5.55%, 03/15/37	290	317,176
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	4,402	4,321,619
3.88%, 05/15/28	6,563	6,356,397
4.20%, 03/18/43	3,714	3,309,360
5.38%, 04/15/34	2,176	2,275,204
6.38%, 05/15/38	6,908	7,903,097
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	5,282	5,159,352
3.38%, 06/01/29 (Call 03/01/29)	4,123	3,846,677
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	1,567	1,424,560
0.95%, 09/01/27 (Call 07/01/27)(b)	2,136	1,860,606
1.30%, 09/01/30 (Call 06/01/30)	2,638	2,164,268
2.10%, 09/01/40 (Call 03/01/40)	3,476	2,456,906
2.25%, 09/01/50 (Call 03/01/50)(b)	2,936	1,915,329
2.45%, 03/01/26 (Call 12/01/25)	3,305	3,137,370
2.45%, 09/01/60 (Call 03/01/60)	3,813	2,457,440
2.63%, 01/15/25 (Call 11/15/24)	4,729	4,565,897
2.90%, 01/15/28 (Call 10/15/27)	5,926	5,612,515
2.95%, 03/03/27 (Call 12/03/26)	3,845	3,673,897
3.38%, 12/05/23	4,537	4,511,321
3.40%, 01/15/38 (Call 07/15/37)	3,615	3,132,289
3.50%, 01/15/48 (Call 07/15/47)	2,780	2,318,826
3.55%, 03/01/36 (Call 09/01/35)	3,911	3,544,970
3.63%, 03/03/37 (Call 09/03/36)	5,991	5,414,306
3.70%, 03/01/46 (Call 09/01/45)	6,624	5,711,147
3.75%, 03/03/47 (Call 09/03/46)	3,441	2,974,194
4.38%, 12/05/33 (Call 06/05/33)	3,728	3,737,469
4.50%, 09/01/40	2,122	2,058,022
4.50%, 12/05/43 (Call 06/05/43)	1,993	1,940,006
4.85%, 05/15/41	1,172	1,178,317
4.95%, 05/15/33	719	760,839
5.85%, 07/15/38	1,558	1,730,143
5.95%, 08/15/37	3,474	3,962,444
6.95%, 09/01/29(b)	903	1,071,382
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	2,300	2,050,266
1.30%, 08/15/26 (Call 07/15/26)	2,727	2,399,296
3.80%, 03/15/24 (Call 12/15/23)	5,036	4,961,719
3.95%, 02/16/28 (Call 11/16/27)(b)	2,472	2,348,178
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	3,716	3,659,517
4.60%, 06/01/44 (Call 12/01/43)	2,828	2,571,246
5.90%, 11/01/39	775	807,930

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(b)	$1,825	$1,635,163
1.45%, 06/24/30 (Call 03/24/30)	1,349	1,093,756
1.70%, 06/10/27 (Call 05/10/27)	6,170	5,527,888
1.90%, 12/10/28 (Call 10/10/28)	4,490	3,907,288
2.15%, 12/10/31 (Call 09/10/31)	6,795	5,648,683
2.35%, 06/24/40 (Call 12/24/39)	3,516	2,508,209
2.45%, 06/24/50 (Call 12/24/49)	4,820	3,185,586
2.75%, 02/10/25 (Call 11/10/24)	10,331	9,959,084
2.75%, 12/10/51 (Call 06/10/51)	3,805	2,644,361
2.90%, 03/07/24 (Call 02/07/24)	4,265	4,179,444
2.90%, 12/10/61 (Call 06/10/61)(b)	4,256	2,842,370
3.40%, 03/07/29 (Call 12/07/28)	6,906	6,508,214
3.60%, 09/15/42 (Call 03/15/42)	2,380	2,002,008
3.70%, 02/10/45 (Call 08/10/44)	7,014	5,905,648
3.90%, 03/07/39 (Call 09/07/38)	3,710	3,320,821
4.00%, 03/07/49 (Call 09/07/48)	5,453	4,818,489
4.15%, 05/18/43	3,897	3,549,777
6.50%, 12/01/33	823	947,602
6.55%, 09/15/37	90	104,863
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	725	783,950
5.95%, 12/01/28	915	991,951
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	3,790	3,591,442
5.20%, 04/15/48 (Call 10/15/47)	2,605	2,019,813
5.40%, 11/29/43 (Call 05/29/43)	1,749	1,408,697
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	3,135	2,972,074
2.00%, 02/14/27 (Call 12/14/26)	3,986	3,652,332
2.20%, 08/14/30 (Call 05/14/30)	1,518	1,306,573
2.75%, 08/14/50 (Call 02/14/50)	4,338	3,085,142
3.00%, 11/20/25 (Call 08/20/25)	5,846	5,644,371
3.10%, 05/17/27 (Call 02/17/27)	1,209	1,157,642
3.40%, 05/06/24	5,073	4,994,216
3.70%, 09/21/42	1,915	1,640,102
4.00%, 11/20/45 (Call 05/20/45)	4,296	3,877,999
4.40%, 05/06/44	6,158	5,858,536
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	4,237	3,910,327
1.70%, 05/28/30 (Call 02/28/30)	4,111	3,416,611
1.75%, 08/18/31 (Call 05/18/31)(b)	3,790	3,092,981
2.55%, 05/28/40 (Call 11/28/39)	4,740	3,534,523
2.63%, 04/01/30 (Call 01/01/30)	4,768	4,236,082
2.70%, 05/28/50 (Call 11/28/49)	2,970	2,115,709
2.75%, 06/03/26(b)	3,707	3,529,175
2.95%, 03/15/24 (Call 02/15/24)	2,917	2,862,598
3.00%, 12/15/26	7,128	6,827,127
3.40%, 05/15/24	3,571	3,515,221
3.45%, 03/15/29 (Call 12/15/28)	5,618	5,326,931
3.60%, 09/15/28 (Call 06/15/28)	2,758	2,665,662
3.90%, 03/15/39 (Call 09/15/38)	3,608	3,250,339
4.00%, 12/15/36	4,062	3,775,507
4.00%, 03/15/49 (Call 09/15/48)	5,247	4,687,565
4.10%, 09/15/38 (Call 03/15/38)	1,852	1,717,100
4.13%, 12/15/46	1,922	1,750,481
4.20%, 09/15/48 (Call 03/15/48)(b)	1,950	1,791,426
4.30%, 06/15/43	2,428	2,269,427
4.40%, 05/15/44	3,934	3,739,346
5.60%, 09/15/40	2,234	2,375,837

	Par
Security	(000)	Value

Pharmaceuticals (continued)
7.20%, 03/15/39	$8,448	$10,432,942
Pharmacia LLC, 6.60%, 12/01/28	3,749	4,147,331
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	5,231	5,036,930
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	7,488	7,058,563
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	9,480	7,821,284
3.03%, 07/09/40 (Call 01/09/40)	5,373	4,040,281
3.18%, 07/09/50 (Call 01/09/50)	6,780	4,753,255
3.38%, 07/09/60 (Call 01/09/60)	2,261	1,557,038
5.00%, 11/26/28 (Call 08/26/28)	6,051	6,041,742
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	5,937	5,566,591
5.25%, 06/15/46 (Call 12/15/45)	3,632	2,827,185
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	3,192	2,891,505
2.30%, 06/22/27 (Call 04/22/27)	4,058	3,492,842
2.70%, 06/22/30 (Call 03/22/30)	3,880	3,090,808
3.85%, 06/22/40 (Call 12/22/39)	5,246	3,627,242
4.00%, 06/22/50 (Call 12/22/49)	6,926	4,521,708
Wyeth LLC
5.95%, 04/01/37	6,021	6,603,833
6.00%, 02/15/36	1,709	1,862,981
6.45%, 02/01/24	2,442	2,487,055
6.50%, 02/01/34	3,249	3,701,488
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	3,910	3,210,188
3.00%, 09/12/27 (Call 06/12/27)	3,346	3,095,251
3.00%, 05/15/50 (Call 11/15/49)(b)	520	362,716
3.90%, 08/20/28 (Call 05/20/28)	1,859	1,774,341
3.95%, 09/12/47 (Call 03/12/47)	3,044	2,506,217
4.45%, 08/20/48 (Call 02/20/48)	1,994	1,754,860
4.50%, 11/13/25 (Call 08/13/25)	3,806	3,784,496
4.70%, 02/01/43 (Call 08/01/42)	3,265	3,039,388
5.40%, 11/14/25 (Call 10/14/25)	155	157,401
		1,000,222,034
Pipelines — 0.8%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	1,197	1,016,026
3.60%, 09/01/32 (Call 06/01/32)	930	780,028
4.45%, 07/15/27 (Call 04/15/27)	922	881,284
4.80%, 05/03/29 (Call 02/03/29)(b)	2,166	2,046,892
4.95%, 12/15/24 (Call 09/15/24)	1,763	1,747,873
5.95%, 06/01/26 (Call 03/01/26)	2,024	2,064,440
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	3,690	2,904,657
3.70%, 11/15/29 (Call 05/18/29)	4,963	4,539,061
5.13%, 06/30/27 (Call 01/01/27)	2,157	2,160,408
5.88%, 03/31/25 (Call 10/02/24)	6,308	6,340,360
7.00%, 06/30/24 (Call 01/01/24)	5,599	5,679,458
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	185	150,538
4.00%, 03/01/31 (Call 03/01/26)	340	297,044
4.50%, 10/01/29 (Call 10/01/24)	255	234,070
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	5,825	5,756,032
5.80%, 06/01/45 (Call 12/01/44)	2,382	2,364,230
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	565	472,826
5.13%, 05/15/29 (Call 02/15/29)	110	107,077

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
5.38%, 07/15/25 (Call 04/15/25)	$59	$58,362
5.60%, 04/01/44 (Call 10/01/43)	235	221,163
5.63%, 07/15/27 (Call 04/15/27)	65	64,973
8.13%, 08/16/30	80	89,595
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)	2,585	2,257,765
4.60%, 12/15/44 (Call 06/15/44)(b)	1,901	1,588,019
4.80%, 11/01/43 (Call 05/01/43)	1,808	1,559,490
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	2,210	2,116,826
5.88%, 10/15/25 (Call 07/15/25)	2,712	2,771,474
7.38%, 10/15/45 (Call 04/15/45)	2,834	3,226,509
Series B, 7.50%, 04/15/38	1,985	2,209,642
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	2,350	2,067,577
2.15%, 02/16/24	740	714,211
2.50%, 01/15/25 (Call 12/15/24)	2,622	2,489,982
2.50%, 02/14/25	1,115	1,056,708
2.50%, 08/01/33 (Call 05/01/33)(b)	4,415	3,478,711
3.13%, 11/15/29 (Call 08/15/29)	3,780	3,337,853
3.40%, 08/01/51 (Call 02/01/51)	1,795	1,265,726
3.50%, 06/10/24 (Call 03/10/24)	2,483	2,420,528
3.70%, 07/15/27 (Call 04/15/27)	2,627	2,479,546
4.00%, 11/15/49 (Call 05/15/49)	1,668	1,302,224
4.25%, 12/01/26 (Call 09/01/26)	3,466	3,364,134
4.50%, 06/10/44 (Call 12/10/43)	1,088	915,955
5.50%, 12/01/46 (Call 06/01/46)	951	915,984
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	4,100	3,871,630
3.75%, 05/15/30 (Call 02/15/30)	4,116	3,649,863
3.90%, 05/15/24 (Call 02/15/24)	2,231	2,175,136
3.90%, 07/15/26 (Call 04/15/26)	2,284	2,158,083
4.00%, 10/01/27 (Call 07/01/27)	2,715	2,549,358
4.05%, 03/15/25 (Call 12/15/24)	3,716	3,610,540
4.15%, 09/15/29 (Call 06/15/29)	2,517	2,283,724
4.20%, 04/15/27 (Call 01/15/27)	2,342	2,220,520
4.25%, 04/01/24 (Call 01/01/24)	2,049	2,010,786
4.40%, 03/15/27 (Call 12/15/26)	2,762	2,644,145
4.50%, 04/15/24 (Call 03/15/24)	2,917	2,881,471
4.75%, 01/15/26 (Call 10/15/25)	3,837	3,768,011
4.90%, 02/01/24 (Call 11/01/23)	1,753	1,741,939
4.90%, 03/15/35 (Call 09/15/34)	1,250	1,134,075
4.95%, 05/15/28 (Call 02/15/28)	1,848	1,783,209
4.95%, 06/15/28 (Call 03/15/28)	3,969	3,849,970
4.95%, 01/15/43 (Call 07/15/42)	1,499	1,234,112
5.00%, 05/15/44 (Call 11/15/43)	1,895	1,579,956
5.00%, 05/15/50 (Call 11/15/49)	6,279	5,174,838
5.15%, 02/01/43 (Call 08/01/42)	2,211	1,851,337
5.15%, 03/15/45 (Call 09/15/44)	1,013	866,895
5.25%, 04/15/29 (Call 01/15/29)	4,352	4,239,762
5.30%, 04/01/44 (Call 10/01/43)	2,614	2,250,419
5.30%, 04/15/47 (Call 10/15/46)	3,705	3,167,330
5.35%, 05/15/45 (Call 11/15/44)	3,428	2,981,674
5.40%, 10/01/47 (Call 04/01/47)	5,553	4,801,513
5.50%, 06/01/27 (Call 03/01/27)	2,868	2,868,172
5.88%, 01/15/24 (Call 10/15/23)	2,367	2,376,539
5.95%, 12/01/25 (Call 09/01/25)	2,098	2,119,169
5.95%, 10/01/43 (Call 04/01/43)	1,278	1,189,307
6.00%, 06/15/48 (Call 12/15/47)	3,705	3,409,526
6.05%, 06/01/41 (Call 12/01/40)	2,129	2,039,667

	Par
Security	(000)	Value

Pipelines (continued)
6.10%, 02/15/42	$1,730	$1,616,547
6.13%, 12/15/45 (Call 06/15/45)	3,198	3,028,730
6.25%, 04/15/49 (Call 10/15/48)	6,139	5,805,591
6.50%, 02/01/42 (Call 08/01/41)	907	902,166
6.63%, 10/15/36	1,530	1,550,074
7.50%, 07/01/38	2,475	2,678,940
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	1,801	1,670,860
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	3,701	3,202,956
3.13%, 07/31/29 (Call 04/30/29)	4,741	4,226,981
3.20%, 02/15/52 (Call 08/15/51)	4,095	2,790,169
3.30%, 02/15/53 (Call 08/15/52)	1,705	1,174,984
3.70%, 02/15/26 (Call 11/15/25)	4,157	4,022,355
3.70%, 01/31/51 (Call 07/31/50)	4,002	2,972,566
3.75%, 02/15/25 (Call 11/15/24)	6,073	5,940,244
3.90%, 02/15/24 (Call 11/15/23)	5,394	5,309,692
3.95%, 02/15/27 (Call 11/15/26)	3,304	3,193,746
3.95%, 01/31/60 (Call 07/31/59)	2,872	2,126,974
4.15%, 10/16/28 (Call 07/16/28)	4,131	3,941,883
4.20%, 01/31/50 (Call 07/31/49)	4,035	3,224,247
4.25%, 02/15/48 (Call 08/15/47)	3,380	2,745,371
4.45%, 02/15/43 (Call 08/15/42)	3,086	2,645,628
4.80%, 02/01/49 (Call 08/01/48)	4,473	3,931,991
4.85%, 08/15/42 (Call 02/15/42)	3,044	2,767,057
4.85%, 03/15/44 (Call 09/15/43)	5,167	4,603,229
4.90%, 05/15/46 (Call 11/15/45)	2,447	2,183,899
4.95%, 10/15/54 (Call 04/15/54)	1,787	1,548,525
5.10%, 02/15/45 (Call 08/15/44)	4,349	3,997,166
5.38%, 02/15/78 (Call 02/15/28),
(3 mo. LIBOR US + 2.570%)(a)	1,995	1,509,636
5.70%, 02/15/42	1,062	1,046,898
5.95%, 02/01/41	3,064	3,117,160
6.13%, 10/15/39	1,952	2,019,266
6.45%, 09/01/40	1,865	1,985,162
7.55%, 04/15/38	2,104	2,400,475
Series D, 6.88%, 03/01/33	1,015	1,121,697
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3 mo. LIBOR US + 3.033%)(a)	4,516	3,677,198
Series H, 6.65%, 10/15/34	1,465	1,575,153
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)	3,129	3,088,198
4.25%, 09/01/24 (Call 06/01/24)	1,959	1,930,418
4.30%, 05/01/24 (Call 02/01/24)	3,067	3,027,497
4.70%, 11/01/42 (Call 05/01/42)	1,602	1,362,950
5.00%, 08/15/42 (Call 02/15/42)	2,125	1,861,415
5.00%, 03/01/43 (Call 09/01/42)	2,375	2,091,235
5.40%, 09/01/44 (Call 03/01/44)	2,245	2,050,112
5.50%, 03/01/44 (Call 09/01/43)	1,960	1,817,763
5.63%, 09/01/41	1,672	1,542,270
5.80%, 03/15/35	1,251	1,242,443
6.38%, 03/01/41	2,091	2,111,074
6.50%, 02/01/37	1,047	1,066,663
6.50%, 09/01/39	2,182	2,246,085
6.55%, 09/15/40	1,513	1,534,016
6.95%, 01/15/38	4,113	4,408,725
7.30%, 08/15/33	1,000	1,094,170
7.40%, 03/15/31	886	969,949
7.50%, 11/15/40	1,634	1,798,609
7.75%, 03/15/32	851	951,963

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	$3,330	$2,948,815
2.00%, 02/15/31 (Call 11/15/30)	675	531,846
3.25%, 08/01/50 (Call 02/01/50)	2,352	1,563,327
3.60%, 02/15/51 (Call 08/15/50)	1,330	947,731
4.30%, 06/01/25 (Call 03/01/25)	5,995	5,906,574
4.30%, 03/01/28 (Call 12/01/27)	5,341	5,159,246
4.80%, 02/01/33 (Call 11/01/32)	3,405	3,202,607
5.05%, 02/15/46 (Call 08/15/45)	2,973	2,616,567
5.20%, 03/01/48 (Call 09/01/47)	2,868	2,555,818
5.30%, 12/01/34 (Call 06/01/34)	3,918	3,737,498
5.45%, 08/01/52 (Call 02/01/52)	2,890	2,638,743
5.55%, 06/01/45 (Call 12/01/44)	6,080	5,684,070
7.75%, 01/15/32	3,644	4,161,885
7.80%, 08/01/31	770	871,324
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	1,337	1,174,635
3.95%, 03/01/50 (Call 09/01/49)	2,774	2,081,915
4.20%, 10/03/47 (Call 04/03/47)	2,233	1,720,727
4.25%, 09/15/46 (Call 03/15/46)	1,738	1,347,576
4.85%, 02/01/49 (Call 08/01/48)(b)	1,828	1,528,299
5.00%, 03/01/26 (Call 12/01/25)	3,504	3,511,428
5.15%, 10/15/43 (Call 04/15/43)	2,326	2,069,163
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	6,073	5,447,117
2.65%, 08/15/30 (Call 05/15/30)	5,323	4,387,217
4.00%, 02/15/25 (Call 11/15/24)	2,190	2,127,848
4.00%, 03/15/28 (Call 12/15/27)	4,100	3,841,454
4.13%, 03/01/27 (Call 12/01/26)	4,012	3,830,136
4.25%, 12/01/27 (Call 09/01/27)	2,420	2,309,043
4.50%, 04/15/38 (Call 10/15/37)	5,950	5,109,622
4.70%, 04/15/48 (Call 10/15/47)	4,704	3,805,912
4.80%, 02/15/29 (Call 11/15/28)	3,145	3,027,251
4.88%, 12/01/24 (Call 09/01/24)	4,784	4,749,077
4.88%, 06/01/25 (Call 03/01/25)	4,397	4,341,510
4.90%, 04/15/58 (Call 10/15/57)	921	746,977
4.95%, 09/01/32 (Call 06/01/32)	3,565	3,387,320
4.95%, 03/14/52 (Call 09/14/51)	4,930	4,113,198
5.20%, 03/01/47 (Call 09/01/46)	3,363	2,918,512
5.20%, 12/01/47 (Call 06/01/47)	1,666	1,446,155
5.50%, 02/15/49 (Call 08/15/48)	5,056	4,566,984
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	2,474	2,341,864
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)(b)	1,420	1,304,710
2.75%, 09/01/24 (Call 08/01/24)	1,176	1,129,536
3.10%, 03/15/30 (Call 12/15/29)	1,618	1,370,284
3.40%, 09/01/29 (Call 06/01/29)	2,708	2,360,916
4.00%, 07/13/27 (Call 04/13/27)	2,111	1,988,076
4.35%, 03/15/29 (Call 12/15/28)	2,488	2,313,765
4.45%, 09/01/49 (Call 03/01/49)	2,558	1,944,515
4.50%, 03/15/50 (Call 09/15/49)(b)	940	717,859
4.55%, 07/15/28 (Call 04/15/28)	2,841	2,699,092
4.95%, 07/13/47 (Call 01/06/47)	2,625	2,178,907
5.20%, 07/15/48 (Call 01/15/48)	3,419	2,917,843
5.85%, 01/15/26 (Call 12/15/25)	1,641	1,666,501
6.00%, 06/15/35	860	835,662
6.10%, 11/15/32 (Call 08/15/32)	365	373,132
6.35%, 01/15/31 (Call 10/15/30)	1,700	1,751,714
7.15%, 01/15/51 (Call 07/15/50)	1,135	1,173,749

	Par
Security	(000)	Value

Pipelines (continued)
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	$2,533	$2,501,945
6.13%, 02/01/41 (Call 08/01/40)	2,385	2,284,162
6.20%, 09/15/43 (Call 03/15/43)	1,212	1,140,359
6.65%, 10/01/36	2,408	2,426,686
6.85%, 10/15/37	2,005	2,065,110
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	2,693	2,353,090
3.60%, 11/01/24 (Call 08/01/24)	3,829	3,691,271
3.80%, 09/15/30 (Call 06/15/30)	2,099	1,846,238
4.30%, 01/31/43 (Call 07/31/42)	1,772	1,302,739
4.50%, 12/15/26 (Call 09/15/26)	3,595	3,469,283
4.65%, 10/15/25 (Call 07/15/25)	4,358	4,292,238
4.70%, 06/15/44 (Call 12/15/43)	2,440	1,893,220
4.90%, 02/15/45 (Call 08/15/44)	2,011	1,608,136
5.15%, 06/01/42 (Call 12/01/41)	1,724	1,428,248
6.65%, 01/15/37	2,717	2,725,396
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	4,053	3,839,285
4.50%, 05/15/30 (Call 11/15/29)	2,132	2,016,254
5.00%, 03/15/27 (Call 09/15/26)	8,938	8,827,348
5.63%, 03/01/25 (Call 12/01/24)	8,662	8,692,577
5.75%, 05/15/24 (Call 02/15/24)	7,225	7,238,655
5.88%, 06/30/26 (Call 12/31/25)	2,075	2,106,664
5.90%, 09/15/37(f)	970	982,949
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	3,023	2,832,793
3.50%, 03/15/25 (Call 12/15/24)	2,569	2,478,237
4.50%, 03/15/45 (Call 09/15/44)	3,465	2,912,679
4.75%, 03/15/24 (Call 12/15/23)	3,745	3,724,515
5.95%, 09/25/43 (Call 03/25/43)	2,251	2,224,753
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	2,790	2,445,965
4.95%, 04/15/52 (Call 10/15/51)	1,635	1,328,781
5.20%, 07/01/27 (Call 06/01/27)	2,770	2,736,566
6.25%, 07/01/52 (Call 01/01/52)	2,650	2,564,325
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	3,495	2,996,333
4.88%, 02/01/31 (Call 02/01/26)	3,485	3,173,999
5.00%, 01/15/28 (Call 01/15/23)	2,205	2,108,465
5.50%, 03/01/30 (Call 03/01/25)	3,165	3,042,483
6.50%, 07/15/27 (Call 01/03/23)	2,325	2,338,299
6.88%, 01/15/29 (Call 01/15/24)	2,730	2,805,102
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	4,130	3,926,432
4.38%, 03/13/25 (Call 12/13/24)	2,818	2,769,559
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	1,698	1,818,796
7.00%, 10/15/28	1,170	1,268,783
7.63%, 04/01/37	165	181,408
Texas Eastern Transmission LP, 7.00%, 07/15/32	1,047	1,156,391
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	1,272	1,180,899
2.50%, 10/12/31 (Call 07/12/31)	3,494	2,835,032
4.10%, 04/15/30 (Call 01/15/30)	1,170	1,094,348
4.25%, 05/15/28 (Call 02/15/28)	6,399	6,122,883
4.63%, 03/01/34 (Call 12/01/33)	4,894	4,537,276
4.75%, 05/15/38 (Call 11/15/37)	2,390	2,164,169
4.88%, 01/15/26 (Call 10/15/25)	3,180	3,158,917

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
4.88%, 05/15/48 (Call 11/15/47)	$3,000	$2,708,640
5.00%, 10/16/43 (Call 04/16/43)	2,521	2,284,102
5.10%, 03/15/49 (Call 09/15/48)	3,746	3,505,245
5.60%, 03/31/34	1,296	1,278,387
5.85%, 03/15/36	2,358	2,365,569
6.10%, 06/01/40	2,971	3,062,061
6.20%, 10/15/37	3,793	3,935,920
7.25%, 08/15/38	2,706	3,062,597
7.63%, 01/15/39	2,619	3,070,882
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	2,074	1,823,025
3.95%, 05/15/50 (Call 11/15/49)	2,284	1,792,986
4.00%, 03/15/28 (Call 12/15/27)	1,814	1,718,130
4.45%, 08/01/42 (Call 02/01/42)	1,328	1,153,713
4.60%, 03/15/48 (Call 09/15/47)	2,620	2,245,288
5.40%, 08/15/41 (Call 02/15/41)	2,067	2,005,941
7.85%, 02/01/26 (Call 11/01/25)	3,907	4,198,071
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	2,166	2,125,799
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	1,475	1,215,267
3.50%, 11/15/30 (Call 08/15/30)	2,454	2,180,821
3.50%, 10/15/51 (Call 04/15/51)(b)	1,350	949,374
3.75%, 06/15/27 (Call 03/15/27)	5,870	5,555,016
3.90%, 01/15/25 (Call 10/15/24)	4,535	4,431,738
4.00%, 09/15/25 (Call 06/15/25)	3,901	3,803,085
4.30%, 03/04/24 (Call 12/04/23)	5,423	5,366,384
4.55%, 06/24/24 (Call 03/24/24)	2,272	2,249,007
4.65%, 08/15/32 (Call 05/15/32)	3,145	2,976,742
4.85%, 03/01/48 (Call 09/01/47)	3,171	2,772,659
4.90%, 01/15/45 (Call 07/15/44)	2,166	1,881,063
5.10%, 09/15/45 (Call 03/15/45)	2,218	1,996,244
5.30%, 08/15/52 (Call 02/15/52)	1,425	1,308,606
5.40%, 03/04/44 (Call 09/04/43)	1,956	1,808,224
5.75%, 06/24/44 (Call 12/24/43)	2,086	2,035,686
5.80%, 11/15/43 (Call 05/15/43)	1,660	1,630,635
6.30%, 04/15/40	4,748	4,941,861
8.75%, 03/15/32	545	656,142
Series A, 7.50%, 01/15/31	245	271,475
		680,658,386
Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	1,327	1,301,906
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	3,910	3,064,463
4.88%, 03/01/26 (Call 12/01/25)	2,279	2,281,279
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	1,802	1,311,964
		7,959,612
Real Estate Investment Trusts — 1.0%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	1,635	1,350,886
2.60%, 06/15/33 (Call 03/15/33)	1,141	869,043
2.90%, 10/01/30 (Call 07/01/30)	1,094	900,887
4.80%, 10/01/32 (Call 07/01/32)	25	23,127
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	2,110	1,572,963
2.00%, 05/18/32 (Call 02/18/32)	1,678	1,284,375
2.75%, 12/15/29 (Call 09/15/29)	1,191	1,010,730
2.95%, 03/15/34 (Call 12/15/33)(b)	990	804,920

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.00%, 05/18/51 (Call 11/18/50)	$3,120	$2,029,654
3.38%, 08/15/31 (Call 05/15/31)	2,075	1,821,871
3.45%, 04/30/25 (Call 02/28/25)	1,725	1,667,730
3.55%, 03/15/52 (Call 09/15/51)	3,245	2,348,504
3.80%, 04/15/26 (Call 02/15/26)	1,486	1,438,359
3.95%, 01/15/27 (Call 10/15/26)	411	394,942
3.95%, 01/15/28 (Call 10/15/27)	1,447	1,362,929
4.00%, 02/01/50 (Call 08/01/49)	2,710	2,092,852
4.30%, 01/15/26 (Call 10/15/25)	650	636,071
4.50%, 07/30/29 (Call 04/30/29)	1,746	1,654,841
4.70%, 07/01/30 (Call 04/01/30)	1,347	1,293,793
4.85%, 04/15/49 (Call 10/15/48)	1,228	1,054,177
4.90%, 12/15/30 (Call 09/15/30)	1,845	1,799,355
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	350	283,007
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	410	319,661
3.38%, 07/15/51 (Call 01/15/51)(b)	1,740	1,116,088
3.63%, 04/15/32 (Call 01/15/32)	65	55,168
4.25%, 02/15/28 (Call 11/15/27)	2,425	2,261,482
4.30%, 04/15/52 (Call 10/15/51)	60	44,487
4.90%, 02/15/29 (Call 11/15/28)	1,466	1,394,840
American Tower Corp.
0.60%, 01/15/24	2,114	2,012,042
1.30%, 09/15/25 (Call 08/15/25)	2,355	2,122,868
1.45%, 09/15/26 (Call 08/15/26)	2,097	1,824,495
1.50%, 01/31/28 (Call 11/30/27)	1,875	1,551,394
1.60%, 04/15/26 (Call 03/15/26)	2,731	2,425,647
1.88%, 10/15/30 (Call 07/15/30)	2,341	1,826,682
2.10%, 06/15/30 (Call 03/15/30)	1,697	1,363,539
2.30%, 09/15/31 (Call 06/15/31)	3,495	2,771,780
2.40%, 03/15/25 (Call 02/15/25)	1,387	1,303,683
2.70%, 04/15/31 (Call 01/15/31)	3,117	2,571,619
2.75%, 01/15/27 (Call 11/15/26)	2,918	2,644,934
2.90%, 01/15/30 (Call 10/15/29)	2,225	1,909,584
2.95%, 01/15/25 (Call 12/15/24)	2,980	2,846,109
2.95%, 01/15/51 (Call 07/15/50)	3,815	2,442,821
3.10%, 06/15/50 (Call 12/15/49)	3,431	2,278,802
3.13%, 01/15/27 (Call 10/15/26)	1,608	1,479,199
3.38%, 05/15/24 (Call 04/15/24)	2,492	2,427,856
3.38%, 10/15/26 (Call 07/15/26)	3,512	3,276,907
3.55%, 07/15/27 (Call 04/15/27)(b)	2,286	2,126,300
3.60%, 01/15/28 (Call 10/15/27)	3,623	3,339,681
3.65%, 03/15/27 (Call 02/15/27)	1,900	1,780,300
3.70%, 10/15/49 (Call 04/15/49)	2,246	1,643,488
3.80%, 08/15/29 (Call 05/15/29)	5,636	5,159,476
3.95%, 03/15/29 (Call 12/15/28)	2,983	2,765,897
4.00%, 06/01/25 (Call 03/01/25)	2,891	2,806,641
4.05%, 03/15/32 (Call 12/15/31)(b)	2,310	2,103,163
4.40%, 02/15/26 (Call 11/15/25)	1,949	1,904,212
5.00%, 02/15/24	3,667	3,662,746
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	1,890	1,594,064
2.05%, 01/15/32 (Call 10/15/31)	2,635	2,098,936
2.30%, 03/01/30 (Call 12/01/29)	2,478	2,087,269
2.45%, 01/15/31 (Call 10/17/30)	2,209	1,844,692
2.90%, 10/15/26 (Call 07/15/26)	1,517	1,396,474
2.95%, 05/11/26 (Call 02/11/26)	2,595	2,421,810
3.20%, 01/15/28 (Call 10/15/27)	2,028	1,867,910
3.30%, 06/01/29 (Call 03/01/29)	1,998	1,803,295

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.35%, 05/15/27 (Call 02/15/27)	$927	$864,631
3.45%, 06/01/25 (Call 03/03/25)	2,227	2,149,033
3.50%, 11/15/24 (Call 08/15/24)	850	828,529
3.50%, 11/15/25 (Call 08/15/25)	470	452,784
3.90%, 10/15/46 (Call 04/15/46)	1,015	795,050
4.15%, 07/01/47 (Call 01/01/47)	980	800,052
4.20%, 12/15/23 (Call 09/16/23)	1,237	1,225,855
4.35%, 04/15/48 (Call 10/18/47)	1,245	1,041,044
5.00%, 02/15/33	230	230,248
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	3,410	2,509,930
2.55%, 04/01/32 (Call 01/01/32)	4,085	3,148,024
2.75%, 10/01/26 (Call 07/01/26)	4,236	3,845,398
2.90%, 03/15/30 (Call 12/15/29)	2,737	2,243,628
3.20%, 01/15/25 (Call 10/15/24)	4,317	4,141,643
3.25%, 01/30/31 (Call 10/30/30)	3,112	2,602,192
3.40%, 06/21/29 (Call 03/21/29)	1,855	1,603,944
3.65%, 02/01/26 (Call 11/03/25)	4,108	3,908,269
3.80%, 02/01/24 (Call 11/01/23)	3,290	3,226,996
4.50%, 12/01/28 (Call 09/01/28)	3,987	3,722,622
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	2,438	2,135,127
4.10%, 10/01/24 (Call 07/01/24)(b)	662	640,128
4.55%, 10/01/29 (Call 07/01/29)	1,423	1,240,813
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	598	495,323
2.50%, 08/16/31 (Call 05/16/31)	2,255	1,718,130
3.65%, 06/15/24 (Call 04/15/24)	2,817	2,731,391
3.85%, 02/01/25 (Call 11/01/24)	1,784	1,717,849
3.90%, 03/15/27 (Call 12/15/26)	866	803,709
4.05%, 07/01/30 (Call 04/01/30)	3,332	2,928,861
4.13%, 06/15/26 (Call 03/15/26)	1,728	1,630,610
4.13%, 05/15/29 (Call 02/15/29)	1,954	1,741,971
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)(b)	2,717	2,055,438
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	2,020	1,744,714
3.15%, 07/01/29 (Call 04/01/29)	2,233	1,994,962
3.35%, 11/01/49 (Call 05/01/49)(b)	2,110	1,496,074
4.10%, 10/15/28 (Call 07/15/28)	1,157	1,102,413
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	1,260	975,920
2.25%, 03/15/26 (Call 02/15/26)	420	371,939
2.75%, 04/15/31 (Call 01/15/31)	1,245	944,270
2.90%, 12/01/33 (Call 09/01/33)	1,620	1,162,058
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	4,990	4,326,779
2.10%, 04/01/31 (Call 01/01/31)	3,755	2,980,681
2.25%, 01/15/31 (Call 10/15/30)	2,237	1,810,784
2.90%, 04/01/41 (Call 10/01/40)	3,925	2,771,325
3.20%, 09/01/24 (Call 07/01/24)	3,721	3,610,598
3.25%, 01/15/51 (Call 07/15/50)(b)	2,245	1,545,009
3.30%, 07/01/30 (Call 04/01/30)	4,260	3,761,580
3.65%, 09/01/27 (Call 06/01/27)	3,175	2,968,371
3.70%, 06/15/26 (Call 03/15/26)	3,759	3,579,583
3.80%, 02/15/28 (Call 11/15/27)	4,221	3,944,145
4.00%, 03/01/27 (Call 12/01/26)	2,480	2,370,235
4.45%, 02/15/26 (Call 11/15/25)	3,235	3,162,245
4.75%, 05/15/47 (Call 11/15/46)	1,243	1,081,646

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	$2,100	$1,910,307
2.50%, 07/15/31 (Call 04/15/31)	250	204,128
2.90%, 03/15/27 (Call 02/15/27)	1,310	1,197,995
3.10%, 11/15/29 (Call 08/15/29)	423	371,263
4.00%, 11/15/49 (Call 05/15/49)(b)	1,613	1,259,527
4.15%, 07/01/50 (Call 01/01/50)	1,948	1,547,939
4.30%, 02/15/29 (Call 11/15/28)	3,050	2,907,839
5.20%, 02/15/49 (Call 08/15/48)	1,603	1,476,155
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	1,525	1,161,516
2.25%, 12/15/28 (Call 10/15/28)	2,422	2,005,150
2.50%, 02/15/32 (Call 11/15/31)	2,460	1,894,766
3.00%, 02/15/30 (Call 11/15/29)	760	637,625
3.13%, 09/01/26 (Call 06/01/26)	2,447	2,267,390
4.00%, 11/15/25 (Call 08/15/25)	1,301	1,256,298
4.38%, 02/15/29 (Call 11/15/28)(b)	1,616	1,508,698
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	3,784	3,431,218
3.70%, 08/15/27 (Call 05/15/27)(b)	4,820	4,503,760
4.45%, 07/15/28 (Call 04/15/28)(b)	1,705	1,626,843
5.55%, 01/15/28 (Call 12/15/27)	2,385	2,392,203
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	1,500	1,187,370
4.50%, 04/01/25 (Call 01/01/25)(b)	1,000	941,650
4.50%, 06/01/27 (Call 03/01/27)	1,500	1,308,345
4.75%, 12/15/26 (Call 09/15/26)	1,500	1,351,140
4.95%, 04/15/28 (Call 01/15/28)	1,000	868,230
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,469	1,311,464
1.25%, 07/15/25 (Call 06/15/25)	2,773	2,506,903
1.45%, 05/15/26 (Call 04/15/26)	2,715	2,389,390
1.55%, 03/15/28 (Call 01/15/28)	723	603,004
1.80%, 07/15/27 (Call 05/15/27)	2,129	1,832,643
2.00%, 05/15/28 (Call 03/15/28)	3,188	2,692,872
2.15%, 07/15/30 (Call 04/15/30)	1,075	863,064
2.50%, 05/15/31 (Call 02/15/31)	605	489,372
2.63%, 11/18/24 (Call 10/18/24)	4,372	4,164,461
2.90%, 11/18/26 (Call 09/18/26)	2,393	2,189,643
2.95%, 09/15/51 (Call 03/15/51)	2,335	1,498,440
3.00%, 07/15/50 (Call 01/15/50)	1,949	1,269,345
3.20%, 11/18/29 (Call 08/18/29)(b)	3,522	3,097,282
3.40%, 02/15/52 (Call 08/15/51)	1,860	1,309,142
3.90%, 04/15/32 (Call 01/15/32)	775	691,285
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)(b)	795	625,283
2.50%, 02/15/30 (Call 11/15/29)	2,098	1,760,809
2.85%, 11/01/26 (Call 08/01/26)	626	580,146
3.00%, 07/01/29 (Call 04/01/29)	1,958	1,721,846
3.25%, 08/01/27 (Call 05/01/27)	1,094	1,008,777
3.38%, 06/01/25 (Call 03/01/25)	513	493,963
3.50%, 03/01/28 (Call 12/01/27)	2,743	2,546,437
4.00%, 08/01/47 (Call 02/01/47)	981	780,964
4.15%, 12/01/28 (Call 09/01/28)	1,630	1,544,409
4.50%, 07/01/44 (Call 01/01/44)	445	390,372
4.50%, 06/01/45 (Call 12/01/44)	1,515	1,302,703
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	1,440	1,078,819
1.70%, 03/01/28 (Call 01/01/28)	585	488,832
2.55%, 06/15/31 (Call 03/15/31)(b)	1,045	837,432

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.65%, 03/15/32 (Call 12/15/31)	$2,638	$2,104,385
2.65%, 09/01/50 (Call 03/01/50)(b)	105	60,980
3.00%, 01/15/30 (Call 10/15/29)	2,240	1,901,446
3.38%, 04/15/26 (Call 01/15/26)	1,549	1,457,501
3.50%, 04/01/25 (Call 01/01/25)	1,226	1,184,512
3.63%, 05/01/27 (Call 02/01/27)	1,710	1,610,717
3.88%, 05/01/24 (Call 02/01/24)	2,075	2,029,101
4.00%, 03/01/29 (Call 12/01/28)	1,521	1,393,890
4.50%, 03/15/48 (Call 09/15/47)	1,825	1,494,127
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	1,520	1,164,943
2.55%, 06/01/31 (Call 03/01/31)	1,485	1,172,422
3.90%, 04/01/29 (Call 02/01/29)	145	130,892
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	1,179	1,044,688
3.20%, 06/15/29 (Call 03/15/29)	1,783	1,556,363
3.25%, 07/15/27 (Call 04/15/27)	1,769	1,626,507
3.50%, 06/01/30 (Call 03/01/30)	446	387,284
3.95%, 01/15/24 (Call 10/15/23)	1,465	1,445,091
4.50%, 12/01/44 (Call 06/01/44)	1,136	909,834
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	2,465	1,962,362
3.35%, 09/01/24 (Call 08/01/24)	1,803	1,719,124
4.00%, 01/15/30 (Call 10/15/29)	3,181	2,759,772
4.00%, 01/15/31 (Call 10/15/30)	2,642	2,255,264
5.25%, 06/01/25 (Call 03/01/25)	3,550	3,488,088
5.30%, 01/15/29 (Call 10/15/28)	2,800	2,641,604
5.38%, 04/15/26 (Call 01/15/26)	4,828	4,691,512
5.75%, 06/01/28 (Call 03/03/28)	2,239	2,181,323
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	2,013	1,540,730
3.50%, 08/01/26 (Call 05/01/26)	2,422	2,263,819
3.75%, 07/01/27 (Call 04/01/27)	2,728	2,548,852
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	1,760	1,486,989
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	1,265	1,092,150
2.13%, 12/01/28 (Call 10/01/28)	2,530	2,142,277
2.88%, 01/15/31 (Call 10/15/30)(b)	1,778	1,504,953
3.00%, 01/15/30 (Call 10/15/29)	3,194	2,756,198
3.25%, 07/15/26 (Call 05/15/26)	1,222	1,156,110
3.40%, 02/01/25 (Call 11/01/24)(b)	348	335,949
3.50%, 07/15/29 (Call 04/15/29)	2,036	1,825,131
4.00%, 06/01/25 (Call 03/01/25)(b)	2,516	2,452,848
6.75%, 02/01/41 (Call 08/01/40)	758	799,258
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	796	601,346
3.05%, 02/15/30 (Call 11/15/29)	2,906	2,337,848
3.88%, 03/01/27 (Call 12/01/26)	2,150	1,986,514
4.13%, 03/15/28 (Call 12/15/27)	858	780,188
4.20%, 04/15/29 (Call 01/15/29)	2,190	1,929,565
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	2,642	2,573,229
Series E, 4.00%, 06/15/25 (Call 03/15/25)	1,929	1,846,053
Series F, 4.50%, 02/01/26 (Call 11/01/25)	326	314,411
Series H, 3.38%, 12/15/29 (Call 09/15/29)	2,254	1,912,925
Series I, 3.50%, 09/15/30 (Call 06/15/30)	325	270,972
Series J, 2.90%, 12/15/31 (Call 09/15/31)	1,690	1,309,395
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	2,304	1,804,355
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.95%, 11/01/27 (Call 08/01/27)	$1,556	$1,333,508
4.65%, 04/01/29 (Call 01/01/29)	2,426	2,123,090
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	1,358	1,008,424
2.30%, 11/15/28 (Call 09/15/28)	1,750	1,460,305
2.70%, 01/15/34 (Call 10/15/33)	1,750	1,298,972
4.15%, 04/15/32 (Call 01/15/32)	3,025	2,667,596
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	1,643	1,193,968
2.65%, 11/15/33 (Call 08/15/33)	1,565	1,114,640
3.05%, 02/15/30 (Call 11/15/29)	1,772	1,438,740
3.45%, 12/15/24 (Call 09/15/24)	2,962	2,826,252
4.25%, 08/15/29 (Call 05/15/29)	1,518	1,348,713
4.38%, 10/01/25 (Call 07/01/25)	1,201	1,158,413
4.75%, 12/15/28 (Call 09/15/28)	1,879	1,729,244
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	618	519,701
2.25%, 12/01/31 (Call 09/01/31)	1,111	859,558
2.70%, 03/01/24 (Call 01/01/24)	2,812	2,722,775
2.70%, 10/01/30 (Call 07/01/30)	880	726,660
2.80%, 10/01/26 (Call 07/01/26)	2,243	2,064,323
3.30%, 02/01/25 (Call 12/01/24)	1,212	1,166,332
3.70%, 10/01/49 (Call 04/01/49)	787	552,954
3.80%, 04/01/27 (Call 01/01/27)	1,884	1,767,135
4.13%, 12/01/46 (Call 06/01/46)	871	656,037
4.25%, 04/01/45 (Call 10/01/44)(b)	1,652	1,284,133
4.45%, 09/01/47 (Call 03/01/47)	2,410	1,909,033
4.60%, 02/01/33 (Call 11/01/32)(b)	1,650	1,544,845
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	1,937	1,789,652
Kite Realty Group Trust
4.00%, 03/15/25 (Call 12/15/24)(b)	75	71,942
4.75%, 09/15/30 (Call 06/15/30)	2,315	2,065,744
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	1,336	1,043,282
2.40%, 10/15/31 (Call 07/15/31)	2,290	1,771,178
3.88%, 12/15/27 (Call 09/15/27)	796	740,893
4.00%, 06/15/29 (Call 03/15/29)	2,363	2,131,828
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	1,594	1,505,103
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	270	206,210
2.70%, 09/15/30 (Call 06/15/30)	696	556,911
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	1,830	1,586,354
1.70%, 02/15/31 (Call 11/15/30)	2,276	1,784,748
2.75%, 03/15/30 (Call 12/15/29)	1,155	995,772
2.88%, 09/15/51 (Call 03/15/51)(b)	1,190	770,311
3.60%, 06/01/27 (Call 03/01/27)	2,675	2,545,637
3.75%, 06/15/24 (Call 03/15/24)	1,162	1,138,040
3.95%, 03/15/29 (Call 12/15/28)	1,795	1,686,456
4.00%, 11/15/25 (Call 08/15/25)	1,692	1,650,952
4.20%, 06/15/28 (Call 03/15/28)	1,358	1,293,916
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	2,398	1,749,533
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	2,162	1,773,748
3.00%, 04/15/52 (Call 10/15/51)(b)	495	305,242
3.10%, 04/15/50 (Call 10/15/49)	2,117	1,338,748
3.50%, 10/15/27 (Call 07/15/27)	855	775,083
3.50%, 04/15/51 (Call 10/15/50)	1,772	1,211,747
3.60%, 12/15/26 (Call 09/15/26)	2,107	1,972,299

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.90%, 06/15/24 (Call 03/15/24)	$2,165	$2,120,249
4.00%, 11/15/25 (Call 08/15/25)	2,320	2,238,800
4.30%, 10/15/28 (Call 07/15/28)	1,070	999,658
4.80%, 10/15/48 (Call 04/15/48)	585	493,740
Office Properties Income Trust
3.45%, 10/15/31 (Call 07/15/31)	2,116	1,396,772
4.50%, 02/01/25 (Call 11/01/24)	2,132	1,906,754
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	2,933	2,154,963
3.38%, 02/01/31 (Call 11/01/30)	1,729	1,355,173
3.63%, 10/01/29 (Call 07/01/29)	2,212	1,833,571
4.50%, 01/15/25 (Call 10/15/24)	2,615	2,543,794
4.50%, 04/01/27 (Call 01/01/27)	1,330	1,241,356
4.75%, 01/15/28 (Call 10/15/27)	1,857	1,714,401
4.95%, 04/01/24 (Call 01/01/24)	2,568	2,535,772
5.25%, 01/15/26 (Call 10/15/25)	3,520	3,437,456
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	2,560	1,905,536
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	2,803	2,216,696
3.95%, 01/15/28 (Call 10/15/27)	2,328	2,137,802
4.30%, 03/15/27 (Call 12/15/26)	261	247,853
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	300	213,726
3.15%, 08/15/30 (Call 05/15/30)	1,483	1,151,787
4.45%, 03/15/24 (Call 12/15/23)	930	915,083
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	3,148	2,410,644
1.63%, 03/15/31 (Call 12/15/30)(b)	1,604	1,238,112
1.75%, 07/01/30	1,697	1,353,884
1.75%, 02/01/31	2,065	1,626,848
2.13%, 04/15/27 (Call 02/15/27)(b)	1,576	1,421,615
2.13%, 10/15/50 (Call 04/15/50)	1,787	1,029,401
2.25%, 04/15/30 (Call 01/15/30)	2,717	2,277,634
2.25%, 01/15/32	1,832	1,475,383
2.88%, 11/15/29	1,605	1,399,351
3.00%, 04/15/50 (Call 10/15/49)	3,013	2,066,858
3.05%, 03/01/50(b)	1,621	1,129,545
3.25%, 06/30/26	884	840,551
3.25%, 10/01/26 (Call 07/01/26)(b)	1,330	1,263,965
3.38%, 12/15/27	2,705	2,540,698
3.88%, 09/15/28 (Call 06/15/28)	1,952	1,855,239
4.00%, 09/15/28	1,216	1,164,928
4.38%, 02/01/29 (Call 11/01/28)	1,621	1,564,216
4.38%, 09/15/48 (Call 03/15/48)	419	363,981
4.63%, 01/15/33 (Call 10/15/32)	3,335	3,267,833
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	1,348	1,192,616
1.50%, 11/09/26 (Call 10/09/26)(b)	2,419	2,168,948
1.85%, 05/01/28 (Call 03/01/28)	2,855	2,460,553
1.95%, 11/09/28 (Call 09/09/28)	2,200	1,893,496
2.25%, 11/09/31 (Call 08/09/31)	1,870	1,516,121
2.30%, 05/01/31 (Call 02/01/31)	2,545	2,111,154
3.09%, 09/15/27 (Call 06/15/27)	3,055	2,860,091
3.39%, 05/01/29 (Call 02/01/29)	2,176	2,002,138
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	2,832	2,313,489
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	1,433	1,247,813
1.80%, 03/15/33 (Call 12/15/32)	1,698	1,238,640
2.20%, 06/15/28 (Call 04/15/28)	1,010	869,378
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.85%, 12/15/32 (Call 09/15/32)	$576	$476,179
3.00%, 01/15/27 (Call 10/15/26)	2,219	2,054,727
3.10%, 12/15/29 (Call 09/15/29)	1,319	1,158,478
3.25%, 06/15/29 (Call 03/15/29)	1,082	966,594
3.25%, 01/15/31 (Call 10/15/30)	3,364	2,944,812
3.40%, 01/15/28 (Call 11/15/27)	1,710	1,582,195
3.65%, 01/15/28 (Call 10/15/27)	2,639	2,475,567
3.88%, 07/15/24 (Call 04/15/24)	2,175	2,132,566
3.88%, 04/15/25 (Call 02/15/25)	2,667	2,609,579
3.95%, 08/15/27 (Call 05/15/27)	2,906	2,787,580
4.13%, 10/15/26 (Call 07/15/26)	2,221	2,154,414
4.60%, 02/06/24 (Call 11/06/23)	2,134	2,123,565
4.63%, 11/01/25 (Call 09/01/25)	1,871	1,862,599
4.65%, 03/15/47 (Call 09/15/46)	2,733	2,470,987
4.88%, 06/01/26 (Call 03/01/26)	2,279	2,290,532
5.63%, 10/13/32 (Call 07/13/32)	2,260	2,331,552
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	1,465	1,233,325
3.60%, 02/01/27 (Call 11/01/26)	486	456,845
3.70%, 06/15/30 (Call 03/15/30)	713	623,925
4.13%, 03/15/28 (Call 12/15/27)	1,176	1,097,667
4.40%, 02/01/47 (Call 08/01/46)	1,683	1,324,067
4.65%, 03/15/49 (Call 09/15/48)	1,346	1,096,277
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	2,118	1,656,975
2.15%, 09/01/31 (Call 06/01/31)(b)	2,030	1,568,216
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	3,785	2,844,692
3.90%, 10/15/29 (Call 07/15/29)	2,444	2,013,856
5.13%, 08/15/26 (Call 05/15/26)	3,236	3,061,774
Safehold Operating Partnership LP
2.80%, 06/15/31 (Call 03/15/31)	2,385	1,852,787
2.85%, 01/15/32 (Call 08/15/31)	670	514,882
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(b)	3,304	2,883,962
1.75%, 02/01/28 (Call 11/01/27)	635	542,354
2.00%, 09/13/24 (Call 06/13/24)	2,292	2,172,587
2.20%, 02/01/31 (Call 11/01/30)	1,464	1,167,276
2.25%, 01/15/32 (Call 10/15/31)	3,090	2,413,290
2.45%, 09/13/29 (Call 06/13/29)	4,448	3,738,411
2.65%, 07/15/30 (Call 04/15/30)	1,348	1,137,254
2.65%, 02/01/32 (Call 12/01/31)	2,385	1,925,029
3.25%, 11/30/26 (Call 08/30/26)	3,008	2,828,603
3.25%, 09/13/49 (Call 03/13/49)(b)	4,343	2,926,444
3.30%, 01/15/26 (Call 10/15/25)	3,197	3,049,235
3.38%, 10/01/24 (Call 07/01/24)	5,183	5,040,778
3.38%, 06/15/27 (Call 03/15/27)	1,212	1,137,668
3.38%, 12/01/27 (Call 09/01/27)	3,568	3,318,525
3.50%, 09/01/25 (Call 06/01/25)	4,108	3,954,443
3.75%, 02/01/24 (Call 11/01/23)	4,063	4,003,721
3.80%, 07/15/50 (Call 01/15/50)	2,405	1,782,562
4.25%, 10/01/44 (Call 04/01/44)	1,077	857,669
4.25%, 11/30/46 (Call 05/30/46)	2,107	1,686,864
4.75%, 03/15/42 (Call 09/15/41)	2,136	1,833,030
6.75%, 02/01/40 (Call 11/01/39)	2,163	2,341,166
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	2,552	2,411,997
4.25%, 02/01/26 (Call 11/01/25)	2,059	1,952,056
4.70%, 06/01/27 (Call 03/01/27)	2,074	1,961,278

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	$946	$772,002
2.70%, 02/15/32 (Call 11/15/31)	655	488,172
3.20%, 01/15/27 (Call 11/15/26)	1,742	1,555,118
3.20%, 02/15/31 (Call 11/15/30)	725	582,559
3.40%, 01/15/30 (Call 10/15/29)	1,970	1,642,290
4.00%, 07/15/29 (Call 04/15/29)	2,702	2,366,222
4.45%, 09/15/26 (Call 06/15/26)	1,896	1,823,175
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	1,990	1,512,738
2.75%, 11/18/30 (Call 08/18/30)	889	703,297
4.50%, 03/15/28 (Call 12/15/27)	2,062	1,880,626
4.63%, 03/15/29 (Call 12/15/28)	1,476	1,352,119
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	615	511,151
2.70%, 07/15/31 (Call 04/15/31)	2,867	2,236,403
4.20%, 04/15/32 (Call 01/15/32)	1,450	1,254,584
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	650	467,643
3.13%, 09/01/26 (Call 06/01/26)	813	739,887
3.88%, 07/15/27 (Call 04/15/27)(b)	2,065	1,876,858
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	1,735	1,244,047
2.10%, 08/01/32 (Call 05/01/32)	1,345	1,004,190
2.10%, 06/15/33 (Call 03/15/33)(b)	585	425,476
2.95%, 09/01/26 (Call 06/01/26)	905	837,713
3.00%, 08/15/31 (Call 05/15/31)	2,258	1,890,940
3.10%, 11/01/34 (Call 08/01/34)	808	632,850
3.20%, 01/15/30 (Call 10/15/29)	2,498	2,164,517
3.50%, 07/01/27 (Call 04/01/27)	1,223	1,147,859
3.50%, 01/15/28 (Call 10/15/27)	1,050	955,080
4.40%, 01/26/29 (Call 10/26/28)	2,090	1,977,035
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)(b)	2,310	1,821,550
2.65%, 01/15/25 (Call 12/15/24)	2,491	2,354,269
3.00%, 01/15/30 (Call 10/15/29)	2,070	1,755,505
3.25%, 10/15/26 (Call 07/15/26)	914	845,423
3.50%, 04/15/24 (Call 03/15/24)	2,165	2,105,289
3.50%, 02/01/25 (Call 11/01/24)	2,953	2,833,197
3.75%, 05/01/24 (Call 02/01/24)	2,670	2,601,541
3.85%, 04/01/27 (Call 01/01/27)	1,080	1,020,978
4.00%, 03/01/28 (Call 12/01/27)	1,068	996,626
4.13%, 01/15/26 (Call 10/15/25)	4,277	4,137,784
4.38%, 02/01/45 (Call 08/01/44)	338	267,368
4.40%, 01/15/29 (Call 10/15/28)	719	675,580
4.75%, 11/15/30 (Call 08/15/30)	1,040	984,464
4.88%, 04/15/49 (Call 10/15/48)	2,282	1,928,815
5.70%, 09/30/43 (Call 03/30/43)	1,105	1,021,274
VICI Properties LP
4.38%, 05/15/25	2,235	2,151,210
4.75%, 02/15/28 (Call 01/15/28)	2,795	2,659,526
4.95%, 02/15/30 (Call 12/15/29)	3,410	3,253,345
5.13%, 05/15/32 (Call 02/15/32)	5,145	4,802,857
5.63%, 05/15/52 (Call 11/15/51)	3,371	3,050,081
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	1,075	909,063
3.40%, 06/01/31 (Call 03/01/31)	1,055	802,982
3.50%, 01/15/25 (Call 11/15/24)	2,565	2,389,426
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	2,118	1,740,043
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.70%, 02/15/27 (Call 12/15/26)	$1,809	$1,647,981
2.75%, 01/15/31 (Call 10/15/30)	1,001	812,592
2.75%, 01/15/32 (Call 10/15/31)	2,195	1,745,793
2.80%, 06/01/31 (Call 03/01/31)	3,780	3,059,116
3.10%, 01/15/30 (Call 10/15/29)	2,630	2,241,233
3.63%, 03/15/24 (Call 02/15/24)	5,118	5,015,998
3.85%, 06/15/32 (Call 03/15/32)	1,740	1,515,366
4.00%, 06/01/25 (Call 03/01/25)	4,783	4,668,686
4.13%, 03/15/29 (Call 12/15/28)	1,966	1,822,954
4.25%, 04/01/26 (Call 01/01/26)	4,112	4,009,241
4.25%, 04/15/28 (Call 01/15/28)	3,058	2,895,987
4.50%, 01/15/24 (Call 10/15/23)	1,641	1,626,576
4.95%, 09/01/48 (Call 03/01/48)	320	274,477
6.50%, 03/15/41 (Call 09/15/40)	2,087	2,115,529
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	575	483,874
4.00%, 11/15/29 (Call 08/15/29)	2,469	2,267,381
4.00%, 04/15/30 (Call 01/15/30)	3,020	2,754,874
4.00%, 03/09/52 (Call 09/09/51)(b)	370	289,151
6.95%, 10/01/27	1,514	1,633,773
7.38%, 03/15/32	2,493	2,776,903
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	750	559,545
2.40%, 02/01/31 (Call 11/01/30)	1,858	1,488,574
2.45%, 02/01/32 (Call 11/01/31)	1,720	1,333,877
3.85%, 07/15/29 (Call 04/15/29)	1,841	1,662,846
4.00%, 02/01/25 (Call 11/01/24)	2,568	2,500,102
4.25%, 10/01/26 (Call 07/01/26)	955	920,477
4.60%, 04/01/24 (Call 01/01/24)	2,382	2,368,065
		788,829,743
Retail — 0.7%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	1,630	1,373,943
3.50%, 03/15/32 (Call 12/15/31)	1,730	1,439,377
3.90%, 04/15/30 (Call 01/15/30)	2,194	1,943,336
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	862	688,729
2.40%, 08/01/31 (Call 05/01/31)	2,445	1,798,273
3.50%, 11/15/24 (Call 09/15/24)	2,649	2,535,702
3.80%, 11/15/27 (Call 08/15/27)	1,612	1,457,651
3.85%, 03/01/32 (Call 12/01/31)	1,460	1,208,311
4.50%, 10/01/25 (Call 07/01/25)	1,949	1,899,359
4.75%, 06/01/30 (Call 03/01/30)	2,258	2,046,380
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	591	459,307
3.13%, 04/18/24 (Call 03/18/24)	1,489	1,450,614
3.13%, 04/21/26 (Call 01/21/26)	2,828	2,688,523
3.25%, 04/15/25 (Call 01/15/25)	3,383	3,252,856
3.63%, 04/15/25 (Call 03/15/25)	640	621,574
3.75%, 06/01/27 (Call 03/01/27)	2,179	2,092,668
3.75%, 04/18/29 (Call 01/18/29)	2,900	2,693,897
4.00%, 04/15/30 (Call 01/15/30)(b)	945	884,227
4.75%, 08/01/32 (Call 05/01/32)(b)	2,345	2,304,080
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(b)	3,574	2,828,642
4.45%, 10/01/28 (Call 07/01/28)(b)	3,424	3,311,659
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	4,376	3,878,580
1.60%, 04/20/30 (Call 01/20/30)	6,444	5,339,498
1.75%, 04/20/32 (Call 01/20/32)(b)	4,500	3,621,645

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
2.75%, 05/18/24 (Call 03/18/24)	$4,883	$4,770,496
3.00%, 05/18/27 (Call 02/18/27)(b)	4,847	4,637,464
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)(b)	3,549	3,406,188
4.55%, 02/15/48 (Call 08/15/47)(b)	1,975	1,543,245
Dick's Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)	2,575	2,052,841
4.10%, 01/15/52 (Call 07/15/51)	2,730	1,851,322
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	1,633	1,483,678
3.88%, 04/15/27 (Call 01/15/27)	3,809	3,669,210
4.13%, 05/01/28 (Call 02/01/28)	2,872	2,755,713
4.13%, 04/03/50 (Call 10/03/49)(b)	2,835	2,350,725
4.15%, 11/01/25 (Call 08/01/25)	2,112	2,073,160
4.25%, 09/20/24	375	369,863
4.63%, 11/01/27 (Call 10/01/27)	2,440	2,421,627
5.00%, 11/01/32 (Call 08/01/32)	2,765	2,757,175
5.50%, 11/01/52 (Call 05/01/52)	5	5,068
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	3,660	2,990,989
3.38%, 12/01/51 (Call 06/01/51)	2,350	1,612,970
4.00%, 05/15/25 (Call 03/15/25)	4,625	4,530,557
4.20%, 05/15/28 (Call 02/15/28)	5,388	5,157,394
Genuine Parts Co.
1.75%, 02/01/25 (Call 02/01/23)	430	401,353
1.88%, 11/01/30 (Call 08/01/30)	2,245	1,735,385
2.75%, 02/01/32 (Call 11/01/31)	710	576,847
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(b)	4,712	3,952,755
1.38%, 03/15/31 (Call 12/15/30)	6,445	5,062,096
1.50%, 09/15/28 (Call 07/15/28)(b)	1,245	1,068,845
1.88%, 09/15/31 (Call 06/15/31)	1,940	1,572,933
2.13%, 09/15/26 (Call 06/15/26)	3,645	3,360,253
2.38%, 03/15/51 (Call 09/15/50)	5,375	3,372,597
2.50%, 04/15/27 (Call 02/15/27)(b)	4,229	3,926,838
2.70%, 04/15/25 (Call 03/15/25)	1,365	1,313,212
2.70%, 04/15/30 (Call 01/15/30)	5,131	4,542,269
2.75%, 09/15/51 (Call 03/15/51)	1,470	994,279
2.80%, 09/14/27 (Call 06/14/27)	3,149	2,948,850
2.88%, 04/15/27 (Call 03/15/27)	2,350	2,208,013
2.95%, 06/15/29 (Call 03/15/29)	2,251	2,056,604
3.00%, 04/01/26 (Call 01/01/26)	6,172	5,913,764
3.13%, 12/15/49 (Call 06/15/49)	5,424	3,970,965
3.25%, 04/15/32 (Call 01/15/32)	5,220	4,720,498
3.30%, 04/15/40 (Call 10/15/39)	2,732	2,217,319
3.35%, 09/15/25 (Call 06/15/25)	1,965	1,910,707
3.35%, 04/15/50 (Call 10/15/49)	3,166	2,410,466
3.50%, 09/15/56 (Call 03/15/56)	3,110	2,371,530
3.63%, 04/15/52 (Call 10/15/51)	5,615	4,461,679
3.75%, 02/15/24 (Call 11/15/23)	3,013	2,985,491
3.90%, 12/06/28 (Call 09/06/28)	3,823	3,714,197
3.90%, 06/15/47 (Call 12/15/46)	4,265	3,597,655
4.00%, 09/15/25 (Call 08/15/25)	315	312,723
4.20%, 04/01/43 (Call 10/01/42)	4,209	3,772,106
4.25%, 04/01/46 (Call 10/01/45)	5,930	5,259,732
4.40%, 03/15/45 (Call 09/15/44)	2,882	2,624,292
4.50%, 09/15/32 (Call 06/15/32)	1,050	1,042,199
4.50%, 12/06/48 (Call 06/06/48)	5,523	5,133,573
4.88%, 02/15/44 (Call 08/15/43)	4,070	3,952,743
4.95%, 09/15/52 (Call 03/15/52)	935	918,432
Security	Par (000)	Value

Retail (continued)
5.40%, 09/15/40 (Call 03/15/40)	$2,404	$2,506,266
5.88%, 12/16/36	9,998	10,862,327
5.95%, 04/01/41 (Call 10/01/40)	3,800	4,171,070
Kohl's Corp., 5.55%, 07/17/45 (Call 01/17/45)	2,055	1,356,382
Lowe's Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	6,252	5,272,374
1.70%, 09/15/28 (Call 07/15/28)	3,173	2,705,966
1.70%, 10/15/30 (Call 07/15/30)	3,603	2,861,539
2.50%, 04/15/26 (Call 01/15/26)	3,172	2,974,797
2.63%, 04/01/31 (Call 01/01/31)	5,527	4,647,654
2.80%, 09/15/41 (Call 03/15/41)	2,450	1,725,192
3.00%, 10/15/50 (Call 04/15/50)	3,768	2,520,001
3.10%, 05/03/27 (Call 02/03/27)	4,216	3,960,721
3.13%, 09/15/24 (Call 06/15/24)	3,665	3,562,233
3.35%, 04/01/27 (Call 03/01/27)	1,780	1,691,409
3.38%, 09/15/25 (Call 06/15/25)	5,337	5,147,056
3.50%, 04/01/51 (Call 10/01/50)	4,732	3,412,624
3.65%, 04/05/29 (Call 01/05/29)	4,558	4,262,505
3.70%, 04/15/46 (Call 10/15/45)	7,021	5,378,086
3.75%, 04/01/32 (Call 01/01/32)	5,505	5,006,027
4.00%, 04/15/25 (Call 03/15/25)	4,562	4,494,209
4.05%, 05/03/47 (Call 11/03/46)	5,269	4,248,342
4.25%, 04/01/52 (Call 10/01/51)	2,425	1,991,410
4.38%, 09/15/45 (Call 03/15/45)	2,178	1,817,454
4.40%, 09/08/25	1,965	1,950,970
4.45%, 04/01/62 (Call 10/01/61)	2,175	1,758,792
4.50%, 04/15/30 (Call 01/15/30)	4,594	4,476,256
4.55%, 04/05/49 (Call 10/05/48)	823	709,739
4.65%, 04/15/42 (Call 10/15/41)	2,270	2,037,915
5.00%, 04/15/33 (Call 01/15/33)(b)	2,720	2,706,400
5.00%, 04/15/40 (Call 10/15/39)	2,506	2,365,163
5.13%, 04/15/50 (Call 10/15/49)	350	329,970
5.50%, 10/15/35	573	578,151
5.63%, 04/15/53 (Call 10/15/52)	2,475	2,462,996
5.80%, 09/15/62 (Call 03/15/62)	2,720	2,678,846
6.50%, 03/15/29	600	650,616
McDonald's Corp.
1.45%, 09/01/25 (Call 08/01/25)	1,150	1,062,715
2.13%, 03/01/30 (Call 12/01/29)	1,135	965,794
2.63%, 09/01/29 (Call 06/01/29)	4,508	3,998,686
3.25%, 06/10/24	1,603	1,571,164
3.30%, 07/01/25 (Call 06/01/25)	5,891	5,731,472
3.38%, 05/26/25 (Call 02/26/25)	2,420	2,359,210
3.50%, 03/01/27 (Call 12/01/26)	2,299	2,215,569
3.50%, 07/01/27 (Call 05/01/27)	4,508	4,317,762
3.60%, 07/01/30 (Call 04/01/30)	2,095	1,959,914
3.63%, 05/01/43	1,771	1,415,631
3.63%, 09/01/49 (Call 03/01/49)	4,747	3,690,080
3.70%, 01/30/26 (Call 10/30/25)	4,655	4,567,439
3.70%, 02/15/42	2,326	1,891,387
3.80%, 04/01/28 (Call 01/01/28)	4,041	3,899,929
4.20%, 04/01/50 (Call 10/01/49)	2,880	2,472,624
4.45%, 03/01/47 (Call 09/01/46)	3,955	3,511,368
4.45%, 09/01/48 (Call 03/01/48)	2,955	2,625,636
4.60%, 05/26/45 (Call 11/26/44)	2,714	2,472,427
4.70%, 12/09/35 (Call 06/09/35)	3,686	3,587,436
4.88%, 07/15/40	1,492	1,417,713
4.88%, 12/09/45 (Call 06/09/45)	6,300	5,978,196
5.70%, 02/01/39	1,569	1,636,514
6.30%, 10/15/37	3,083	3,422,130

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
6.30%, 03/01/38	$2,223	$2,452,214
O'Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	1,265	986,510
3.55%, 03/15/26 (Call 12/15/25)	2,758	2,665,221
3.60%, 09/01/27 (Call 06/01/27)	1,896	1,801,674
3.90%, 06/01/29 (Call 03/01/29)	2,877	2,693,994
4.20%, 04/01/30 (Call 01/01/30)	1,731	1,641,213
4.35%, 06/01/28 (Call 03/01/28)	1,750	1,701,998
4.70%, 06/15/32 (Call 03/15/32)	3,545	3,465,344
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	3,250	2,859,155
1.88%, 04/15/31 (Call 01/15/31)(b)	1,680	1,328,376
4.60%, 04/15/25 (Call 03/15/25)	2,899	2,889,114
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)(b)	2,501	2,251,725
2.25%, 03/12/30 (Call 12/12/29)	2,865	2,427,916
2.45%, 06/15/26 (Call 03/15/26)(b)	1,596	1,492,930
2.55%, 11/15/30 (Call 08/15/30)	4,126	3,529,215
3.00%, 02/14/32 (Call 11/14/31)(b)	3,775	3,288,063
3.35%, 03/12/50 (Call 09/12/49)	3,125	2,275,156
3.50%, 03/01/28 (Call 12/01/27)	2,561	2,454,616
3.50%, 11/15/50 (Call 05/15/50)	2,620	1,972,703
3.55%, 08/15/29 (Call 05/15/29)	3,360	3,161,189
3.75%, 12/01/47 (Call 06/01/47)	3,219	2,539,469
3.80%, 08/15/25 (Call 06/15/25)	3,876	3,824,798
4.00%, 11/15/28 (Call 08/15/28)	3,620	3,503,472
4.30%, 06/15/45 (Call 12/15/44)(b)	2,066	1,788,949
4.45%, 08/15/49 (Call 02/15/49)	1,324	1,166,272
4.50%, 11/15/48 (Call 05/15/48)	4,425	3,925,683
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(b)	2,525	2,310,198
2.25%, 04/15/25 (Call 03/15/25)	7,858	7,481,052
2.35%, 02/15/30 (Call 11/15/29)	3,116	2,670,163
2.50%, 04/15/26	4,636	4,370,033
2.65%, 09/15/30 (Call 06/15/30)	2,199	1,904,378
2.95%, 01/15/52 (Call 07/15/51)(b)	4,155	2,933,305
3.38%, 04/15/29 (Call 01/15/29)	5,143	4,778,824
3.50%, 07/01/24	1,045	1,027,925
3.63%, 04/15/46	3,788	3,006,839
3.90%, 11/15/47 (Call 05/15/47)	3,552	2,965,636
4.00%, 07/01/42	2,166	1,915,394
4.50%, 09/15/32 (Call 06/15/32)	3,980	3,899,286
6.50%, 10/15/37	488	547,414
7.00%, 01/15/38	670	792,938
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	626	525,984
1.60%, 05/15/31 (Call 02/15/31)	375	294,724
2.25%, 09/15/26 (Call 06/15/26)	5,790	5,374,567
3.88%, 04/15/30 (Call 01/15/30)	2,700	2,554,038
4.50%, 04/15/50 (Call 10/15/49)(b)	2,460	2,220,224
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	2,340	1,821,386
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)(b)	2,000	1,737,400
3.45%, 06/01/26 (Call 03/01/26)(b)	2,252	2,157,889
4.10%, 04/15/50 (Call 10/15/49)	1,850	1,391,866
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	2,117	1,875,958
2.50%, 09/22/41 (Call 03/22/41)	5,166	3,864,788
2.65%, 12/15/24 (Call 10/15/24)(b)	175	168,854
2.65%, 09/22/51 (Call 03/22/51)	5,685	4,052,211
Security	Par (000)	Value

Retail (continued)
2.85%, 07/08/24 (Call 06/08/24)	$160	$156,074
2.95%, 09/24/49 (Call 03/24/49)	223	167,087
3.05%, 07/08/26 (Call 05/08/26)(b)	50	48,390
3.25%, 07/08/29 (Call 04/08/29)	945	892,260
3.30%, 04/22/24 (Call 01/22/24)	9,060	8,910,963
3.55%, 06/26/25 (Call 04/26/25)	180	177,601
3.63%, 12/15/47 (Call 06/15/47)	380	321,073
3.70%, 06/26/28 (Call 03/26/28)	1,897	1,855,892
3.95%, 06/28/38 (Call 12/28/37)	1,015	949,380
4.00%, 04/11/43 (Call 10/11/42)(b)	60	54,426
4.05%, 06/29/48 (Call 12/29/47)	1,625	1,478,474
4.15%, 09/09/32 (Call 06/09/32)(b)	3,220	3,186,609
4.50%, 09/09/52 (Call 03/09/52)	1,000	977,140
5.00%, 10/25/40	120	123,148
5.25%, 09/01/35	35	37,384
5.63%, 04/01/40	615	672,884
5.63%, 04/15/41	15	16,571
5.88%, 04/05/27	255	272,513
6.20%, 04/15/38	800	925,512
6.50%, 08/15/37	265	320,080
7.55%, 02/15/30	550	664,895
		533,632,569
Semiconductors — 0.6%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)	3,345	3,157,212
4.39%, 06/01/52 (Call 12/01/51)	1,990	1,781,627
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	2,315	1,988,886
2.10%, 10/01/31 (Call 07/01/31)	2,265	1,863,280
2.80%, 10/01/41 (Call 04/01/41)(b)	1,625	1,222,504
2.95%, 04/01/25 (Call 03/01/25)(b)	856	826,006
2.95%, 10/01/51 (Call 04/01/51)	1,565	1,118,459
3.45%, 06/15/27	1,947	1,850,195
3.50%, 12/05/26 (Call 09/05/26)	4,223	4,052,898
5.30%, 12/15/45 (Call 06/15/45)(b)	200	202,576
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	3,100	2,562,181
2.75%, 06/01/50 (Call 12/01/49)(b)	3,176	2,231,458
3.30%, 04/01/27 (Call 01/01/27)	4,465	4,292,874
3.90%, 10/01/25 (Call 07/01/25)	3,381	3,335,864
4.35%, 04/01/47 (Call 10/01/46)	3,272	3,042,927
5.10%, 10/01/35 (Call 04/01/35)	1,189	1,222,482
5.85%, 06/15/41	2,209	2,445,783
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	857	826,876
3.50%, 01/15/28 (Call 10/15/27)	4,761	4,357,648
3.63%, 01/15/24 (Call 11/15/23)	381	374,546
3.88%, 01/15/27 (Call 10/15/26)	11,947	11,319,663
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)(f)	10	8,503
2.45%, 02/15/31 (Call 11/15/30)(f)	10,550	8,346,316
2.60%, 02/15/33 (Call 11/15/32)(f)	4,355	3,289,244
3.14%, 11/15/35 (Call 08/15/35)(f)	2,472	1,834,817
3.15%, 11/15/25 (Call 10/15/25)	2,638	2,513,566
3.19%, 11/15/36 (Call 08/15/36)(f)	1,300	951,015
3.42%, 04/15/33 (Call 01/15/33)(f)	16,776	13,577,488
3.46%, 09/15/26 (Call 07/15/26)	1,157	1,093,712
3.47%, 04/15/34 (Call 01/15/34)(f)	11,935	9,494,054
3.50%, 02/15/41 (Call 08/15/40)(f)	9,060	6,556,541
3.63%, 10/15/24 (Call 09/15/24)	680	664,265

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.75%, 02/15/51 (Call 08/15/50)(f)	$4,091	$2,878,141
4.00%, 04/15/29 (Call 02/15/29)(f)	2,930	2,678,665
4.11%, 09/15/28 (Call 06/15/28)	70	65,493
4.15%, 11/15/30 (Call 08/15/30)	4,525	4,069,559
4.15%, 04/15/32 (Call 01/15/32)(f)	3,680	3,255,328
4.30%, 11/15/32 (Call 08/15/32)	8,064	7,164,703
4.75%, 04/15/29 (Call 01/15/29)	415	397,881
4.93%, 05/15/37 (Call 02/15/37)(f)	21,714	19,058,378
5.00%, 04/15/30 (Call 01/15/30)	100	95,823
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	4,218	3,602,467
2.00%, 08/12/31 (Call 05/12/31)	5,045	4,062,940
2.45%, 11/15/29 (Call 08/15/29)	7,482	6,473,127
2.60%, 05/19/26 (Call 02/19/26)	4,761	4,492,622
2.80%, 08/12/41 (Call 02/12/41)	2,290	1,634,304
2.88%, 05/11/24 (Call 03/11/24)	5,514	5,383,925
3.05%, 08/12/51 (Call 02/12/51)	765	515,579
3.10%, 02/15/60 (Call 08/15/59)(b)	5,405	3,493,792
3.15%, 05/11/27 (Call 02/11/27)	3,498	3,320,931
3.20%, 08/12/61 (Call 02/12/61)	735	479,757
3.25%, 11/15/49 (Call 05/15/49)(b)	10,248	7,195,941
3.40%, 03/25/25 (Call 02/25/25)	5,977	5,835,524
3.70%, 07/29/25 (Call 04/29/25)	8,248	8,096,484
3.73%, 12/08/47 (Call 06/08/47)	4,762	3,679,978
3.75%, 03/25/27 (Call 01/25/27)	4,505	4,388,230
3.75%, 08/05/27 (Call 07/05/27)	3,825	3,698,010
3.90%, 03/25/30 (Call 12/25/29)	6,204	5,872,706
4.00%, 08/05/29 (Call 06/05/29)	2,895	2,772,368
4.00%, 12/15/32(b)	3,251	3,041,896
4.10%, 05/19/46 (Call 11/19/45)	6,472	5,382,050
4.10%, 05/11/47 (Call 11/11/46)	5,093	4,203,049
4.15%, 08/05/32 (Call 05/05/32)	2,875	2,716,789
4.25%, 12/15/42	872	750,923
4.60%, 03/25/40 (Call 09/25/39)	6,644	6,122,114
4.75%, 03/25/50 (Call 09/25/49)	6,789	6,108,471
4.80%, 10/01/41	855	805,658
4.90%, 07/29/45 (Call 01/29/45)	1,781	1,680,035
4.90%, 08/05/52 (Call 02/05/52)	2,930	2,668,761
4.95%, 03/25/60 (Call 09/25/59)(b)	3,554	3,232,612
5.05%, 08/05/62 (Call 02/05/62)	2,880	2,634,854
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	2,768	2,082,975
4.10%, 03/15/29 (Call 12/15/28)	2,803	2,735,616
4.65%, 11/01/24 (Call 08/01/24)	1,386	1,382,036
4.65%, 07/15/32 (Call 04/15/32)	2,095	2,078,345
4.95%, 07/15/52 (Call 01/15/52)	4,045	3,915,398
5.00%, 03/15/49 (Call 09/15/48)	1,564	1,508,760
5.25%, 07/15/62 (Call 01/15/62)(b)	3,025	3,050,622
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	3,015	2,499,254
2.88%, 06/15/50 (Call 12/15/49)	2,974	2,106,930
3.13%, 06/15/60 (Call 12/15/59)	2,446	1,663,231
3.75%, 03/15/26 (Call 01/15/26)	4,610	4,514,066
3.80%, 03/15/25 (Call 12/15/24)	2,817	2,773,055
4.00%, 03/15/29 (Call 12/15/28)	3,756	3,620,145
4.88%, 03/15/49 (Call 09/15/48)	2,805	2,726,432
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	3,125	2,762,406
2.45%, 04/15/28 (Call 02/15/28)	3,057	2,595,057
2.95%, 04/15/31 (Call 01/15/31)	2,040	1,668,863
Security	Par (000)	Value

Semiconductors (continued)
4.88%, 06/22/28 (Call 03/22/28)	$175	$167,923
Microchip Technology Inc.
0.97%, 02/15/24	136	128,797
0.98%, 09/01/24	587	539,377
4.25%, 09/01/25 (Call 01/03/23)	4,160	4,040,650
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	4,192	3,247,626
3.37%, 11/01/41 (Call 05/01/41)	2,090	1,456,730
3.48%, 11/01/51 (Call 05/01/51)	2,190	1,452,693
4.19%, 02/15/27 (Call 12/15/26)	3,164	3,026,746
4.66%, 02/15/30 (Call 11/15/29)	3,422	3,168,772
4.98%, 02/06/26 (Call 12/06/25)	2,966	2,939,009
5.33%, 02/06/29 (Call 11/06/28)	2,639	2,563,657
6.75%, 11/01/29 (Call 09/01/29)	3,000	3,123,810
NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/23)	395	370,459
1.55%, 06/15/28 (Call 04/15/28)	6,150	5,281,374
2.00%, 06/15/31 (Call 03/15/31)	3,533	2,877,946
2.85%, 04/01/30 (Call 01/01/30)	4,177	3,690,296
3.20%, 09/16/26 (Call 06/16/26)	3,452	3,319,374
3.50%, 04/01/40 (Call 10/01/39)	3,653	3,044,849
3.50%, 04/01/50 (Call 10/01/49)	7,077	5,518,574
3.70%, 04/01/60 (Call 10/01/59)	2,415	1,843,611
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)	2,614	2,590,526
5.35%, 03/01/26 (Call 01/01/26)	2,565	2,557,433
5.55%, 12/01/28 (Call 09/01/28)	1,422	1,426,707
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	3,748	2,971,115
2.65%, 02/15/32 (Call 11/15/31)	3,786	2,982,838
2.70%, 05/01/25 (Call 04/01/25)	2,259	2,117,428
3.13%, 02/15/42 (Call 08/15/41)	2,300	1,587,782
3.15%, 05/01/27 (Call 03/01/27)	2,395	2,174,971
3.25%, 05/11/41 (Call 11/11/40)	3,860	2,753,801
3.25%, 11/30/51 (Call 05/30/51)	1,480	951,033
3.40%, 05/01/30 (Call 02/01/30)	3,743	3,254,202
3.88%, 06/18/26 (Call 04/18/26)	3,275	3,116,850
4.30%, 06/18/29 (Call 03/18/29)	4,746	4,444,487
4.40%, 06/01/27 (Call 05/01/27)	635	610,445
5.00%, 01/15/33 (Call 10/15/32)	3,770	3,582,292
Qorvo Inc.
1.75%, 12/15/24 (Call 12/15/22)(f)	2,195	2,014,110
4.38%, 10/15/29 (Call 10/15/24)	3,710	3,298,747
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	3,825	3,259,359
1.65%, 05/20/32 (Call 02/20/32)	4,943	3,860,977
2.15%, 05/20/30 (Call 02/20/30)	4,945	4,215,167
2.90%, 05/20/24 (Call 03/20/24)	253	246,956
3.25%, 05/20/27 (Call 02/20/27)	8,767	8,380,901
3.25%, 05/20/50 (Call 11/20/49)(b)	3,704	2,770,999
3.45%, 05/20/25 (Call 02/20/25)	566	552,637
4.25%, 05/20/32 (Call 02/20/32)	1,051	1,023,033
4.30%, 05/20/47 (Call 11/20/46)	5,931	5,243,419
4.50%, 05/20/52 (Call 11/20/51)	4,200	3,753,036
4.65%, 05/20/35 (Call 11/20/34)	4,182	4,070,341
4.80%, 05/20/45 (Call 11/20/44)	2,711	2,592,014
5.40%, 05/20/33 (Call 02/20/33)	3,035	3,171,727
6.00%, 05/20/53 (Call 11/20/52)	3,000	3,275,610

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	$3,210	$2,814,528
3.00%, 06/01/31 (Call 03/01/31)	2,060	1,609,231
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	610	542,162
1.38%, 03/12/25 (Call 02/12/25)	3,763	3,520,926
1.75%, 05/04/30 (Call 02/04/30)	3,130	2,601,781
1.90%, 09/15/31 (Call 06/15/31)	2,650	2,164,732
2.25%, 09/04/29 (Call 06/04/29)	2,973	2,582,705
2.63%, 05/15/24 (Call 03/15/24)	1,223	1,189,808
2.70%, 09/15/51 (Call 03/15/51)(b)	2,325	1,631,313
2.90%, 11/03/27 (Call 08/03/27)	2,716	2,541,714
3.65%, 08/16/32 (Call 05/16/32)	2,205	2,066,901
3.88%, 03/15/39 (Call 09/15/38)	3,003	2,693,841
4.10%, 08/16/52 (Call 02/16/52)	990	888,188
4.15%, 05/15/48 (Call 11/15/47)	4,776	4,295,009
4.60%, 02/15/28 (Call 01/15/28)	1,135	1,137,304
4.70%, 11/18/24(b)	1,700	1,702,057
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	5,770	5,128,722
2.50%, 10/25/31 (Call 07/25/31)	3,125	2,590,906
3.13%, 10/25/41 (Call 04/25/41)	4,525	3,470,901
3.25%, 10/25/51 (Call 04/25/51)(b)	4,205	3,017,214
3.88%, 04/22/27 (Call 03/22/27)	410	395,388
4.13%, 04/22/29 (Call 02/22/29)	535	512,567
4.25%, 04/22/32 (Call 01/22/32)	1,070	1,032,186
4.50%, 04/22/52 (Call 10/22/51)	1,380	1,274,292
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	2,911	2,480,550
2.95%, 06/01/24 (Call 04/01/24)	4,598	4,469,578
		499,106,245
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	2,429	2,026,442
3.48%, 12/01/27 (Call 09/01/27)	2,281	2,089,168
3.84%, 05/01/25 (Call 04/01/25)	2,075	2,001,358
4.20%, 05/01/30 (Call 02/01/30)	1,535	1,410,757
		7,527,725
Software — 0.7%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	2,121	1,675,675
2.50%, 09/15/50 (Call 03/15/50)	3,503	2,228,468
3.40%, 09/15/26 (Call 06/15/26)	3,405	3,266,995
3.40%, 06/15/27 (Call 03/15/27)	2,350	2,233,886
4.50%, 06/15/47 (Call 12/15/46)	2,362	2,138,909
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)(b)	3,203	3,041,633
2.15%, 02/01/27 (Call 12/01/26)	3,011	2,768,645
2.30%, 02/01/30 (Call 11/01/29)	5,758	4,965,814
3.25%, 02/01/25 (Call 11/01/24)	2,823	2,760,160
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	3,220	2,615,831
2.85%, 01/15/30 (Call 10/15/29)	2,222	1,931,673
3.50%, 06/15/27 (Call 03/15/27)	3,310	3,113,717
4.38%, 06/15/25 (Call 03/15/25)	2,577	2,551,797
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	4,066	3,335,665
2.90%, 12/01/29 (Call 09/01/29)	3,333	2,851,948
3.40%, 06/27/26 (Call 03/27/26)	2,704	2,543,680
Security	Par (000)	Value

Software (continued)
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	$1,780	$1,758,337
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	2,677	2,149,363
2.95%, 02/15/51 (Call 08/15/50)	2,830	1,936,003
4.80%, 03/01/26 (Call 12/01/25)	2,793	2,804,731
Fidelity National Information Services Inc.
0.60%, 03/01/24	2,898	2,741,624
1.15%, 03/01/26 (Call 02/01/26)	5,328	4,707,554
1.65%, 03/01/28 (Call 01/01/28)	4,545	3,816,846
2.25%, 03/01/31 (Call 12/01/30)	4,315	3,448,850
3.10%, 03/01/41 (Call 09/01/40)	2,735	1,920,845
4.50%, 07/15/25	1,300	1,283,256
4.50%, 08/15/46 (Call 02/15/46)	1,257	1,000,823
4.70%, 07/15/27 (Call 06/15/27)	2,375	2,333,461
5.10%, 07/15/32 (Call 04/15/32)	1,415	1,387,719
5.63%, 07/15/52 (Call 01/15/52)	1,835	1,727,304
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	1,415	1,263,128
2.65%, 06/01/30 (Call 03/01/30)	4,674	3,953,456
2.75%, 07/01/24 (Call 06/01/24)	6,657	6,416,216
3.20%, 07/01/26 (Call 05/01/26)	7,774	7,324,196
3.50%, 07/01/29 (Call 04/01/29)	7,660	6,912,920
3.85%, 06/01/25 (Call 03/01/25)	4,405	4,279,546
4.20%, 10/01/28 (Call 07/01/28)	2,657	2,536,346
4.40%, 07/01/49 (Call 01/01/49)	5,830	4,836,510
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	3,955	3,618,113
1.35%, 07/15/27 (Call 05/15/27)	4,098	3,563,129
1.65%, 07/15/30 (Call 04/15/30)	4,462	3,585,663
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	12,397	11,660,990
2.53%, 06/01/50 (Call 12/01/49)	32,959	22,748,631
2.68%, 06/01/60 (Call 12/01/59)	13,688	9,216,404
2.70%, 02/12/25 (Call 11/12/24)	7,615	7,379,925
2.88%, 02/06/24 (Call 12/06/23)	9,545	9,374,431
2.92%, 03/17/52 (Call 09/17/51)	30,511	22,651,977
3.04%, 03/17/62 (Call 09/17/61)	8,274	6,020,907
3.13%, 11/03/25 (Call 08/03/25)	6,251	6,084,036
3.30%, 02/06/27 (Call 11/06/26)	12,830	12,413,025
3.45%, 08/08/36 (Call 02/08/36)	4,061	3,714,719
3.50%, 02/12/35 (Call 08/12/34)	10,521	9,789,264
3.50%, 11/15/42	955	827,574
3.63%, 12/15/23 (Call 09/15/23)	7,015	6,954,320
3.70%, 08/08/46 (Call 02/08/46)	970	859,449
3.75%, 02/12/45 (Call 08/12/44)(b)	740	660,295
3.95%, 08/08/56 (Call 02/08/56)	385	337,718
4.00%, 02/12/55 (Call 08/12/54)	235	212,825
4.10%, 02/06/37 (Call 08/06/36)	1,730	1,684,847
4.20%, 11/03/35 (Call 05/03/35)	425	422,943
4.25%, 02/06/47 (Call 08/06/46)(b)	525	505,848
4.45%, 11/03/45 (Call 05/03/45)(b)	370	366,933
4.50%, 10/01/40	385	384,788
4.50%, 02/06/57 (Call 08/06/56)(b)	305	295,829
5.30%, 02/08/41	415	451,512
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	7,430	6,669,391
2.30%, 03/25/28 (Call 01/25/28)	9,210	7,990,780
2.50%, 04/01/25 (Call 03/01/25)	8,524	8,066,091
2.65%, 07/15/26 (Call 04/15/26)	12,790	11,792,764

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.80%, 04/01/27 (Call 02/01/27)	$7,227	$6,605,984
2.88%, 03/25/31 (Call 12/25/30)	9,266	7,759,904
2.95%, 11/15/24 (Call 09/15/24)	4,202	4,043,753
2.95%, 05/15/25 (Call 02/15/25)	7,369	7,024,204
2.95%, 04/01/30 (Call 01/01/30)	12,310	10,565,673
3.25%, 11/15/27 (Call 08/15/27)	7,052	6,497,642
3.25%, 05/15/30 (Call 02/15/30)	1,414	1,239,003
3.40%, 07/08/24 (Call 04/08/24)(b)	7,429	7,262,665
3.60%, 04/01/40 (Call 10/01/39)	10,540	7,921,337
3.60%, 04/01/50 (Call 10/01/49)	15,698	10,936,797
3.65%, 03/25/41 (Call 09/25/40)	6,153	4,569,279
3.80%, 11/15/37 (Call 05/15/37)	6,813	5,402,368
3.85%, 07/15/36 (Call 01/15/36)	4,322	3,532,760
3.85%, 04/01/60 (Call 10/01/59)	11,412	7,701,731
3.90%, 05/15/35 (Call 11/15/34)	4,145	3,465,303
3.95%, 03/25/51 (Call 09/25/50)	7,455	5,480,320
4.00%, 07/15/46 (Call 01/15/46)	10,024	7,445,426
4.00%, 11/15/47 (Call 05/15/47)	6,307	4,695,120
4.10%, 03/25/61 (Call 09/25/60)	5,235	3,723,132
4.13%, 05/15/45 (Call 11/15/44)	7,489	5,716,279
4.30%, 07/08/34 (Call 01/08/34)	6,029	5,337,956
4.38%, 05/15/55 (Call 11/15/54)	4,139	3,147,627
4.50%, 07/08/44 (Call 01/08/44)	2,398	1,959,981
5.38%, 07/15/40	8,314	7,711,318
5.80%, 11/10/25	1,070	1,096,065
6.13%, 07/08/39	3,483	3,492,613
6.15%, 11/09/29	2,140	2,234,331
6.25%, 11/09/32	5,860	6,186,871
6.50%, 04/15/38	5,170	5,396,291
6.90%, 11/09/52	6,100	6,754,957
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	2,122	1,910,182
1.40%, 09/15/27 (Call 07/15/27)	2,526	2,159,376
1.75%, 02/15/31 (Call 11/15/30)	2,215	1,722,163
2.00%, 06/30/30 (Call 03/30/30)	2,884	2,323,120
2.35%, 09/15/24 (Call 08/15/24)	2,475	2,370,679
2.95%, 09/15/29 (Call 06/15/29)	3,418	2,990,340
3.80%, 12/15/26 (Call 09/15/26)	2,842	2,740,342
3.85%, 12/15/25 (Call 09/15/25)	1,886	1,824,592
4.20%, 09/15/28 (Call 06/15/28)	2,364	2,283,482
salesforce.com Inc.
0.63%, 07/15/24 (Call 01/03/23)	625	586,588
1.50%, 07/15/28 (Call 05/15/28)(b)	1,725	1,490,124
1.95%, 07/15/31 (Call 04/15/31)	3,505	2,861,832
2.70%, 07/15/41 (Call 01/15/41)	1,795	1,328,533
2.90%, 07/15/51 (Call 01/15/51)	3,355	2,330,115
3.05%, 07/15/61 (Call 01/15/61)(b)	2,075	1,396,268
3.70%, 04/11/28 (Call 01/11/28)	8,686	8,407,701
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	7,119	5,536,162
Take-Two Interactive Software Inc.
3.30%, 03/28/24	2,832	2,758,764
3.55%, 04/14/25	2,585	2,496,412
3.70%, 04/14/27 (Call 03/14/27)	2,230	2,118,054
4.00%, 04/14/32 (Call 01/14/32)	2,193	1,953,700
VMware Inc.
1.00%, 08/15/24 (Call 01/03/23)	1,000	929,820
1.40%, 08/15/26 (Call 07/15/26)	2,507	2,205,985
1.80%, 08/15/28 (Call 06/15/28)	509	419,930
2.20%, 08/15/31 (Call 05/15/31)	652	498,826
3.90%, 08/21/27 (Call 05/21/27)	3,454	3,251,250
Security	Par (000)	Value

Software (continued)
4.50%, 05/15/25 (Call 04/15/25)	$2,791	$2,764,178
4.65%, 05/15/27 (Call 03/15/27)	4,416	4,307,234
4.70%, 05/15/30 (Call 02/15/30)	2,590	2,434,652
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	1,830	1,730,448
3.70%, 04/01/29 (Call 02/01/29)	1,988	1,829,735
3.80%, 04/01/32 (Call 01/01/32)(b)	2,885	2,580,604
		536,316,532
Telecommunications — 1.1%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	5,305	4,572,167
3.63%, 04/22/29 (Call 01/22/29)	3,331	3,056,759
4.38%, 07/16/42	5,060	4,309,956
4.38%, 04/22/49 (Call 10/22/48)(b)	3,876	3,339,329
4.70%, 07/21/32 (Call 04/21/32)	975	946,238
6.13%, 11/15/37	2,790	2,918,759
6.13%, 03/30/40	4,381	4,525,661
6.38%, 03/01/35	3,826	4,138,622
AT&T Inc.
0.90%, 03/25/24 (Call 12/12/22)	2,010	1,907,269
1.65%, 02/01/28 (Call 12/01/27)	10,441	8,961,301
1.70%, 03/25/26 (Call 03/25/23)	3,694	3,312,705
2.25%, 02/01/32 (Call 11/01/31)	8,801	6,975,673
2.30%, 06/01/27 (Call 04/01/27)	2,857	2,576,071
2.55%, 12/01/33 (Call 09/01/33)	23,353	18,369,236
2.75%, 06/01/31 (Call 03/01/31)	10,456	8,795,587
2.95%, 07/15/26 (Call 04/15/26)(b)	2,080	1,954,846
3.50%, 06/01/41 (Call 12/01/40)	9,970	7,639,313
3.50%, 09/15/53 (Call 03/15/53)	29,866	21,088,681
3.50%, 02/01/61 (Call 08/01/60)	45	30,739
3.55%, 09/15/55 (Call 03/15/55)	30,063	21,113,846
3.65%, 06/01/51 (Call 12/01/50)	7,966	5,842,025
3.65%, 09/15/59 (Call 03/15/59)	24,444	16,853,405
3.80%, 02/15/27 (Call 11/15/26)	689	665,367
3.80%, 12/01/57 (Call 06/01/57)	21,831	15,872,229
3.85%, 06/01/60 (Call 12/01/59)	6,460	4,704,366
3.88%, 01/15/26 (Call 10/15/25)	1,739	1,701,716
4.10%, 02/15/28 (Call 11/15/27)	895	864,847
4.25%, 03/01/27 (Call 12/01/26)	1,356	1,332,785
4.30%, 02/15/30 (Call 11/15/29)	9,787	9,294,518
4.30%, 12/15/42 (Call 06/15/42)	1,538	1,297,411
4.35%, 03/01/29 (Call 12/01/28)	11,614	11,165,119
4.35%, 06/15/45 (Call 12/15/44)	1,020	848,038
4.50%, 05/15/35 (Call 11/15/34)	10,766	9,881,573
4.50%, 03/09/48 (Call 09/09/47)	3,290	2,766,364
4.55%, 03/09/49 (Call 09/09/48)	2,454	2,076,869
4.65%, 06/01/44 (Call 12/01/43)	1,804	1,571,627
4.75%, 05/15/46 (Call 11/15/45)	1,926	1,682,303
4.80%, 06/15/44 (Call 12/15/43)	365	323,923
4.85%, 03/01/39 (Call 09/01/38)	11,132	10,220,178
4.85%, 07/15/45 (Call 01/15/45)(b)	594	519,560
4.90%, 08/15/37 (Call 02/14/37)	4,123	3,853,315
5.15%, 03/15/42	500	464,445
5.15%, 11/15/46 (Call 05/15/46)	601	555,829
5.15%, 02/15/50 (Call 08/14/49)	937	864,992
5.25%, 03/01/37 (Call 09/01/36)	430	421,366
5.35%, 09/01/40	613	589,136
5.45%, 03/01/47 (Call 09/01/46)	668	647,546
5.55%, 08/15/41	172	169,019
5.65%, 02/15/47 (Call 08/15/46)(b)	277	277,474

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.70%, 03/01/57 (Call 09/01/56)	$686	$683,139
6.00%, 08/15/40 (Call 05/15/40)	1,544	1,574,015
6.30%, 01/15/38(b)	470	497,970
6.38%, 03/01/41	629	667,765
6.55%, 02/15/39	640	692,742
Bell Canada, Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	675	462,166
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	2,025	1,516,563
4.30%, 07/29/49 (Call 01/29/49)	2,450	2,057,804
4.46%, 04/01/48 (Call 10/01/47)	4,226	3,662,125
Series US-3, 0.75%, 03/17/24	420	397,715
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)(b)	2,094	1,559,632
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)(b)	2,190	1,730,144
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	2,999	2,976,537
5.13%, 12/04/28 (Call 09/04/28)	3,618	3,552,225
9.63%, 12/15/30	7,296	8,790,221
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	2,662	2,523,177
2.95%, 02/28/26	1,485	1,427,412
3.50%, 06/15/25	2,388	2,338,162
3.63%, 03/04/24	4,377	4,328,590
5.50%, 01/15/40	6,911	7,275,417
5.90%, 02/15/39	6,920	7,579,891
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	1,813	1,343,234
4.38%, 11/15/57 (Call 05/15/57)	2,742	2,193,737
4.70%, 03/15/37	1,097	1,006,157
4.75%, 03/15/42	1,145	1,036,019
5.35%, 11/15/48 (Call 05/15/48)(b)	1,939	1,815,447
5.45%, 11/15/79 (Call 05/19/79)	3,038	2,722,716
5.75%, 08/15/40	2,337	2,374,205
5.85%, 11/15/68 (Call 05/15/68)	1,762	1,643,259
Deutsche Telekom International Finance BV
8.75%, 06/15/30	9,055	10,792,564
9.25%, 06/01/32	2,722	3,448,529
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	365	325,657
2.00%, 12/10/30 (Call 09/10/30)	1,261	961,222
3.75%, 08/15/29 (Call 05/15/29)	2,711	2,419,405
5.95%, 03/15/41	1,814	1,669,678
Koninklijke KPN NV, 8.38%, 10/01/30	777	881,545
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	1,476	1,166,822
2.75%, 05/24/31 (Call 02/24/31)	3,880	3,132,984
4.00%, 09/01/24	395	387,819
4.60%, 02/23/28 (Call 11/23/27)	3,835	3,744,379
4.60%, 05/23/29 (Call 02/23/29)	2,491	2,378,581
5.50%, 09/01/44	1,673	1,511,355
5.60%, 06/01/32 (Call 03/01/32)	3,260	3,246,699
Orange SA
5.38%, 01/13/42	3,253	3,225,122
5.50%, 02/06/44 (Call 08/06/43)	2,319	2,322,896
9.00%, 03/01/31	7,635	9,465,797
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	3,702	3,401,212
2.95%, 03/15/25 (Call 03/15/23)(f)	3,350	3,164,075
3.20%, 03/15/27 (Call 02/15/27)(f)	2,355	2,198,110
3.63%, 12/15/25 (Call 09/15/25)	3,903	3,715,500
Security	Par (000)	Value

Telecommunications (continued)
3.70%, 11/15/49 (Call 05/15/49)(b)	$3,878	$2,772,692
3.80%, 03/15/32 (Call 12/15/31)(f)	3,000	2,656,080
4.30%, 02/15/48 (Call 08/15/47)	2,947	2,297,069
4.35%, 05/01/49 (Call 11/01/48)	3,053	2,389,095
4.50%, 03/15/42 (Call 09/15/41)(f)	3,055	2,590,212
4.50%, 03/15/43 (Call 09/15/42)	1,988	1,639,404
4.55%, 03/15/52 (Call 09/15/51)(f)	4,175	3,397,364
5.00%, 03/15/44 (Call 09/15/43)	3,968	3,498,030
5.45%, 10/01/43 (Call 04/01/43)	2,778	2,558,427
7.50%, 08/15/38	1,731	1,958,609
Telefonica Emisiones SA
4.10%, 03/08/27	4,384	4,176,637
4.67%, 03/06/38	2,779	2,247,350
4.90%, 03/06/48	4,506	3,523,286
5.21%, 03/08/47	8,159	6,634,980
5.52%, 03/01/49 (Call 09/01/48)	4,090	3,489,547
7.05%, 06/20/36	8,465	8,845,078
Telefonica Europe BV, 8.25%, 09/15/30	4,480	5,057,562
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	3,020	2,810,201
3.40%, 05/13/32 (Call 02/13/32)	3,465	3,015,971
3.70%, 09/15/27 (Call 06/15/27)	2,193	2,092,451
4.30%, 06/15/49 (Call 12/15/48)(b)	1,597	1,323,258
4.60%, 11/16/48 (Call 05/16/48)	2,482	2,184,334
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	1,381	1,238,798
2.05%, 02/15/28 (Call 12/15/27)	7,475	6,457,129
2.25%, 02/15/26 (Call 02/15/23)	5,741	5,264,727
2.25%, 11/15/31 (Call 08/15/31)	4,504	3,587,526
2.40%, 03/15/29 (Call 01/15/29)	491	416,496
2.55%, 02/15/31 (Call 11/15/30)	9,514	7,869,981
2.63%, 04/15/26 (Call 04/15/23)	1,472	1,357,567
2.63%, 02/15/29 (Call 02/15/24)	7,865	6,696,182
2.70%, 03/15/32 (Call 01/15/29)	2,410	1,985,286
2.88%, 02/15/31 (Call 02/15/26)	5,985	4,988,079
3.00%, 02/15/41 (Call 08/15/40)(b)	8,991	6,500,583
3.30%, 02/15/51 (Call 08/15/50)	7,794	5,412,699
3.38%, 04/15/29 (Call 04/15/24)	3,590	3,174,457
3.40%, 10/15/52 (Call 04/15/52)	7,615	5,315,042
3.50%, 04/15/25 (Call 03/15/25)	9,976	9,662,953
3.50%, 04/15/31 (Call 04/15/26)	4,810	4,180,900
3.60%, 11/15/60 (Call 05/15/60)	6,415	4,446,878
3.75%, 04/15/27 (Call 02/15/27)	11,722	11,106,947
3.88%, 04/15/30 (Call 01/15/30)	24,507	22,503,553
4.38%, 04/15/40 (Call 10/15/39)	7,505	6,518,017
4.50%, 04/15/50 (Call 10/15/49)	10,343	8,736,318
4.75%, 02/01/28 (Call 02/01/23)	5,390	5,243,985
5.20%, 01/15/33 (Call 10/15/32)	25	25,129
5.38%, 04/15/27 (Call 12/12/22)	5,585	5,567,854
5.65%, 01/15/53 (Call 07/15/52)	725	727,037
5.80%, 09/15/62 (Call 03/15/62)	250	250,223
Verizon Communications Inc.
0.75%, 03/22/24	2,185	2,077,411
0.85%, 11/20/25 (Call 10/20/25)	6,181	5,547,324
1.45%, 03/20/26 (Call 02/20/26)	4,415	3,995,575
1.50%, 09/18/30 (Call 06/18/30)	1,355	1,063,716
1.68%, 10/30/30 (Call 07/30/30)	1,848	1,452,158
1.75%, 01/20/31 (Call 10/20/30)	7,655	5,999,912
2.10%, 03/22/28 (Call 01/22/28)	10,785	9,442,052
2.36%, 03/15/32 (Call 12/15/31)	19,762	15,898,331

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
2.55%, 03/21/31 (Call 12/21/30)	$12,038	$10,027,172
2.63%, 08/15/26	9,154	8,524,022
2.65%, 11/20/40 (Call 05/20/40)	12,448	8,542,316
2.85%, 09/03/41 (Call 03/03/41)	3,672	2,612,481
2.88%, 11/20/50 (Call 05/20/50)	11,421	7,405,719
2.99%, 10/30/56 (Call 04/30/56)	13,284	8,407,975
3.00%, 03/22/27 (Call 01/22/27)	3,507	3,289,601
3.00%, 11/20/60 (Call 05/20/60)	6,876	4,284,711
3.15%, 03/22/30 (Call 12/22/29)	7,359	6,554,293
3.38%, 02/15/25	6,468	6,317,748
3.40%, 03/22/41 (Call 09/22/40)	8,770	6,761,144
3.50%, 11/01/24 (Call 08/01/24)	3,994	3,913,401
3.55%, 03/22/51 (Call 09/22/50)	17,008	12,612,623
3.70%, 03/22/61 (Call 09/22/60)	7,280	5,248,006
3.85%, 11/01/42 (Call 05/01/42)	5,266	4,274,044
3.88%, 02/08/29 (Call 11/08/28)	4,217	3,985,782
3.88%, 03/01/52 (Call 09/01/51)(b)	5,205	4,071,715
4.00%, 03/22/50 (Call 09/22/49)	4,282	3,455,702
4.02%, 12/03/29 (Call 09/03/29)	10,939	10,322,806
4.13%, 03/16/27	8,823	8,657,922
4.13%, 08/15/46	1,987	1,636,453
4.27%, 01/15/36	8,314	7,446,933
4.33%, 09/21/28	14,951	14,541,193
4.40%, 11/01/34 (Call 05/01/34)	5,309	4,907,056
4.50%, 08/10/33	10,016	9,518,706
4.52%, 09/15/48	990	870,675
4.67%, 03/15/55	95	83,800
4.75%, 11/01/41	1,448	1,325,832
4.81%, 03/15/39	5,851	5,498,477
4.86%, 08/21/46	8,404	7,657,557
5.01%, 04/15/49	1,465	1,371,167
5.01%, 08/21/54	60	56,039
5.25%, 03/16/37	4,617	4,641,378
5.50%, 03/16/47	3,752	3,732,527
5.85%, 09/15/35	737	757,444
6.55%, 09/15/43	2,388	2,688,745
7.75%, 12/01/30	534	625,869
Vodafone Group PLC
3.75%, 01/16/24	115	113,783
4.13%, 05/30/25	5,822	5,750,972
4.25%, 09/17/50	5,889	4,658,552
4.38%, 05/30/28	1,821	1,802,462
4.38%, 02/19/43	5,642	4,719,815
4.88%, 06/19/49	2,373	2,037,434
5.00%, 05/30/38	4,207	3,917,264
5.13%, 06/19/59	1,261	1,103,842
5.25%, 05/30/48	10,894	9,831,072
6.15%, 02/27/37	5,530	5,654,812
6.25%, 11/30/32	2,088	2,199,729
7.88%, 02/15/30	2,830	3,205,258
		869,340,731
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	2,958	2,843,378
3.50%, 09/15/27 (Call 06/15/27)(b)	2,164	2,014,792
3.55%, 11/19/26 (Call 09/19/26)	2,914	2,745,833
3.90%, 11/19/29 (Call 08/19/29)	2,339	2,109,684
5.10%, 05/15/44 (Call 11/15/43)	1,506	1,279,076
6.35%, 03/15/40	1,844	1,818,295
		12,811,058
Security	Par (000)	Value

Transportation — 0.6%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26), (3 mo. LIBOR US + 2.350%)(a)	$1,777	$1,644,613
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)(b)	1,919	1,338,042
3.00%, 04/01/25 (Call 01/01/25)	2,915	2,809,040
3.05%, 02/15/51 (Call 08/15/50)	2,257	1,614,590
3.25%, 06/15/27 (Call 03/15/27)	4,888	4,654,940
3.30%, 09/15/51 (Call 03/15/51)	3,420	2,569,959
3.40%, 09/01/24 (Call 06/01/24)	2,968	2,900,003
3.55%, 02/15/50 (Call 08/15/49)	2,504	1,967,518
3.65%, 09/01/25 (Call 06/01/25)	1,699	1,656,916
3.75%, 04/01/24 (Call 01/01/24)	3,803	3,753,903
3.90%, 08/01/46 (Call 02/01/46)	2,891	2,416,298
4.05%, 06/15/48 (Call 12/15/47)	2,843	2,443,928
4.13%, 06/15/47 (Call 12/15/46)	2,360	2,059,312
4.15%, 04/01/45 (Call 10/01/44)	3,623	3,171,792
4.15%, 12/15/48 (Call 06/15/48)	1,850	1,613,052
4.38%, 09/01/42 (Call 03/01/42)	1,337	1,211,750
4.40%, 03/15/42 (Call 09/15/41)	2,287	2,094,435
4.45%, 03/15/43 (Call 09/15/42)	3,050	2,803,712
4.45%, 01/15/53 (Call 07/15/52)	760	695,780
4.55%, 09/01/44 (Call 03/01/44)	2,963	2,756,538
4.70%, 09/01/45 (Call 03/01/45)	2,479	2,319,823
4.90%, 04/01/44 (Call 10/01/43)	2,559	2,485,275
4.95%, 09/15/41 (Call 03/15/41)	1,328	1,288,386
5.05%, 03/01/41 (Call 09/01/40)	1,520	1,506,274
5.15%, 09/01/43 (Call 03/01/43)	2,630	2,641,572
5.40%, 06/01/41 (Call 12/01/40)	1,687	1,733,426
5.75%, 05/01/40 (Call 11/01/39)	2,591	2,764,001
6.15%, 05/01/37	1,262	1,401,388
6.20%, 08/15/36	780	859,209
7.00%, 12/15/25	1,559	1,669,034
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)(b)	2,002	1,285,064
2.75%, 03/01/26 (Call 12/01/25)	3,078	2,909,418
2.95%, 11/21/24 (Call 08/21/24)	2,998	2,890,792
3.20%, 08/02/46 (Call 02/02/46)	2,609	1,940,652
3.65%, 02/03/48 (Call 08/03/47)	2,849	2,326,493
3.85%, 08/05/32 (Call 05/05/32)	2,405	2,271,787
4.40%, 08/05/52 (Call 02/05/52)	1,965	1,793,652
4.45%, 01/20/49 (Call 07/20/48)	2,515	2,280,049
6.20%, 06/01/36	693	763,236
6.25%, 08/01/34	990	1,095,762
6.38%, 11/15/37	1,257	1,391,675
6.90%, 07/15/28	1,670	1,848,256
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 01/03/23)	2,720	2,528,866
1.75%, 12/02/26 (Call 11/02/26)	1,040	930,623
2.05%, 03/05/30 (Call 12/05/29)	2,201	1,821,063
2.45%, 12/02/31 (Call 09/02/31)	2,675	2,233,571
2.90%, 02/01/25 (Call 11/01/24)	5,553	5,320,163
3.00%, 12/02/41 (Call 06/02/41)	1,960	1,496,519
3.10%, 12/02/51 (Call 06/02/51)	2,887	2,028,868
4.00%, 06/01/28 (Call 03/01/28)	3,915	3,798,803
4.80%, 09/15/35 (Call 03/15/35)	2,633	2,485,157
4.80%, 08/01/45 (Call 02/01/45)	2,177	2,001,294
5.95%, 05/15/37	1,098	1,141,195
6.13%, 09/15/2115 (Call 03/15/15)	2,449	2,477,947
7.13%, 10/15/31	3,677	4,116,438

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	$2,735	$2,599,153
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	2,003	1,714,548
2.50%, 05/15/51 (Call 11/15/50)(b)	776	484,969
2.60%, 11/01/26 (Call 08/01/26)	3,628	3,383,037
3.25%, 06/01/27 (Call 03/01/27)	4,856	4,581,976
3.35%, 11/01/25 (Call 08/01/25)	4,649	4,482,612
3.35%, 09/15/49 (Call 03/15/49)	2,834	2,095,091
3.40%, 08/01/24 (Call 05/01/24)(b)	3,424	3,347,611
3.80%, 03/01/28 (Call 12/01/27)	2,566	2,468,107
3.80%, 11/01/46 (Call 05/01/46)	1,504	1,205,636
3.80%, 04/15/50 (Call 10/15/49)	1,781	1,407,756
3.95%, 05/01/50 (Call 11/01/49)	2,681	2,176,168
4.10%, 11/15/32 (Call 08/15/32)(b)	2,475	2,353,502
4.10%, 03/15/44 (Call 09/15/43)	3,453	2,948,897
4.25%, 03/15/29 (Call 12/15/28)	3,835	3,711,245
4.25%, 11/01/66 (Call 05/01/66)	2,068	1,651,008
4.30%, 03/01/48 (Call 09/01/47)	1,970	1,715,397
4.40%, 03/01/43 (Call 09/01/42)	1,540	1,360,713
4.50%, 03/15/49 (Call 09/15/48)	1,976	1,750,183
4.50%, 11/15/52 (Call 05/15/52)	1,960	1,754,337
4.50%, 08/01/54 (Call 02/01/54)(b)	1,325	1,155,758
4.65%, 03/01/68 (Call 09/01/67)	2,070	1,788,501
4.75%, 05/30/42 (Call 11/30/41)	2,740	2,553,927
4.75%, 11/15/48 (Call 05/15/48)(b)	1,821	1,671,660
5.50%, 04/15/41 (Call 10/15/40)	774	797,893
6.00%, 10/01/36	1,392	1,472,485
6.15%, 05/01/37	1,425	1,544,330
6.22%, 04/30/40	2,673	2,944,657
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	3,620	2,962,029
3.10%, 08/05/29 (Call 05/05/29)	4,284	3,789,798
3.25%, 04/01/26 (Call 01/01/26)	5,118	4,903,453
3.25%, 05/15/41 (Call 11/15/40)	2,050	1,488,956
3.40%, 02/15/28 (Call 11/15/27)	3,047	2,837,001
3.88%, 08/01/42	1,025	805,107
3.90%, 02/01/35	2,835	2,421,005
4.05%, 02/15/48 (Call 08/15/47)	1,685	1,298,562
4.10%, 04/15/43	1,885	1,489,339
4.10%, 02/01/45	1,220	956,602
4.20%, 10/17/28 (Call 07/17/28)	704	673,348
4.40%, 01/15/47 (Call 07/15/46)	3,555	2,869,987
4.55%, 04/01/46 (Call 10/01/45)	4,205	3,470,765
4.75%, 11/15/45 (Call 05/15/45)	5,142	4,462,279
4.90%, 01/15/34	2,364	2,263,388
4.95%, 10/17/48 (Call 04/17/48)	1,616	1,422,371
5.10%, 01/15/44	3,137	2,835,189
5.25%, 05/15/50 (Call 11/15/49)(b)	4,141	3,815,890
FedEx Corp. Class AA Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	2,451	1,995,599
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	4,019	3,910,648
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	1,904	1,657,127
3.50%, 05/01/50 (Call 11/01/49)	1,216	885,771
4.20%, 11/15/69 (Call 05/15/69)	910	690,535
4.30%, 05/15/43 (Call 11/15/42)	2,016	1,695,718
4.70%, 05/01/48 (Call 11/01/47)	1,850	1,641,283
4.95%, 08/15/45 (Call 02/15/45)	2,332	2,134,853
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	2,812	2,559,679
Security	Par (000)	Value

Transportation (continued)
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	$2,040	$1,703,706
2.55%, 11/01/29 (Call 08/01/29)	2,309	2,000,725
2.90%, 06/15/26 (Call 03/15/26)	2,983	2,808,047
2.90%, 08/25/51 (Call 02/25/51)	1,993	1,333,596
3.00%, 03/15/32 (Call 12/15/31)	2,645	2,298,452
3.05%, 05/15/50 (Call 11/15/49)	2,982	2,061,367
3.15%, 06/01/27 (Call 03/01/27)	1,774	1,660,801
3.16%, 05/15/55 (Call 11/15/54)	2,995	2,043,548
3.40%, 11/01/49 (Call 05/01/49)	1,814	1,333,834
3.65%, 08/01/25 (Call 06/01/25)	2,065	2,005,962
3.70%, 03/15/53 (Call 09/15/52)	1,711	1,319,626
3.80%, 08/01/28 (Call 05/01/28)(b)	2,241	2,145,847
3.85%, 01/15/24 (Call 10/15/23)	2,161	2,135,868
3.94%, 11/01/47 (Call 05/01/47)	2,804	2,299,616
3.95%, 10/01/42 (Call 04/01/42)	1,077	907,911
4.05%, 08/15/52 (Call 02/15/52)	2,254	1,864,441
4.10%, 05/15/49 (Call 11/15/48)	1,385	1,151,018
4.10%, 05/15/2121 (Call 11/15/20)	1,880	1,342,076
4.15%, 02/28/48 (Call 08/28/47)	2,610	2,191,539
4.45%, 06/15/45 (Call 12/15/44)	2,032	1,789,278
4.55%, 06/01/53 (Call 12/01/52)	2,375	2,118,761
4.65%, 01/15/46 (Call 07/15/45)	2,209	2,005,419
4.84%, 10/01/41	2,192	2,055,066
5.10%, 08/01/2118 (Call 02/01/18)(b)	325	271,976
7.80%, 05/15/27	85	94,774
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	2,070	1,833,461
2.50%, 09/01/24 (Call 08/01/24)	2,329	2,218,745
2.85%, 03/01/27 (Call 02/01/27)	1,326	1,205,798
2.90%, 12/01/26 (Call 10/01/26)	1,837	1,682,949
3.35%, 09/01/25 (Call 08/01/25)	1,590	1,512,917
3.65%, 03/18/24 (Call 02/18/24)	3,202	3,134,502
3.88%, 12/01/23 (Call 11/01/23)	1,369	1,349,916
4.30%, 06/15/27 (Call 05/15/27)	1,650	1,575,338
4.63%, 06/01/25 (Call 05/01/25)	1,883	1,851,234
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	2,054	1,878,547
2.38%, 05/20/31 (Call 02/20/31)	3,245	2,757,925
2.40%, 02/05/30 (Call 11/05/29)	2,752	2,378,499
2.75%, 03/01/26 (Call 12/01/25)	4,377	4,174,432
2.80%, 02/14/32 (Call 12/15/31)	3,317	2,894,116
2.89%, 04/06/36 (Call 01/06/36)	2,555	2,061,374
2.95%, 03/10/52 (Call 09/10/51)	1,915	1,337,168
2.97%, 09/16/62 (Call 03/16/62)	1,775	1,177,482
3.00%, 04/15/27 (Call 01/15/27)	3,101	2,912,552
3.15%, 03/01/24 (Call 02/01/24)(b)	4,613	4,534,579
3.20%, 05/20/41 (Call 11/20/40)	2,123	1,696,256
3.25%, 01/15/25 (Call 10/15/24)	2,814	2,743,622
3.25%, 08/15/25 (Call 05/15/25)	1,935	1,869,616
3.25%, 02/05/50 (Call 08/05/49)	5,341	3,984,600
3.35%, 08/15/46 (Call 02/15/46)	1,621	1,203,868
3.38%, 02/01/35 (Call 08/01/34)	1,966	1,676,644
3.38%, 02/14/42 (Call 08/14/41)	2,360	1,921,300
3.50%, 02/14/53 (Call 08/14/52)	3,250	2,527,687
3.55%, 08/15/39 (Call 02/15/39)	2,640	2,229,110
3.55%, 05/20/61 (Call 11/20/60)(b)	1,744	1,297,013
3.60%, 09/15/37 (Call 03/15/37)	3,404	2,955,455
3.65%, 02/15/24 (Call 11/15/23)	991	976,730
3.70%, 03/01/29 (Call 12/01/28)	3,323	3,174,362

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.75%, 03/15/24 (Call 12/15/23)	$1,641	$1,618,764
3.75%, 07/15/25 (Call 05/15/25)	2,225	2,185,640
3.75%, 02/05/70 (Call 08/05/69)	2,205	1,646,981
3.80%, 10/01/51 (Call 04/01/51)	2,948	2,429,270
3.80%, 04/06/71 (Call 10/06/70)	1,265	959,578
3.84%, 03/20/60 (Call 09/20/59)	4,146	3,284,586
3.85%, 02/14/72 (Call 08/14/71)(b)	1,505	1,145,952
3.88%, 02/01/55 (Call 08/01/54)	1,398	1,141,663
3.95%, 09/10/28 (Call 06/10/28)	4,399	4,268,394
3.95%, 08/15/59 (Call 02/15/59)(b)	2,280	1,840,051
4.00%, 04/15/47 (Call 10/15/46)	2,404	2,012,533
4.05%, 11/15/45 (Call 05/15/45)	2,141	1,820,771
4.05%, 03/01/46 (Call 09/01/45)	2,525	2,115,066
4.10%, 09/15/67 (Call 03/15/67)	1,566	1,257,811
4.30%, 03/01/49 (Call 09/01/48)	2,864	2,496,520
4.50%, 01/20/33 (Call 10/20/32)	5,710	5,631,316
4.50%, 09/10/48 (Call 03/10/48)	2,053	1,847,228
4.95%, 09/09/52 (Call 03/09/52)	25	24,530
5.15%, 01/20/63 (Call 07/20/62)	570	561,262
6.63%, 02/01/29(b)	1,815	1,998,587
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	2,553	2,451,314
2.40%, 11/15/26 (Call 08/15/26)	2,272	2,122,252
2.50%, 09/01/29 (Call 06/01/29)	2,290	2,012,635
2.80%, 11/15/24 (Call 09/15/24)	3,457	3,345,719
3.05%, 11/15/27 (Call 08/15/27)(b)	5,286	5,048,606
3.40%, 03/15/29 (Call 12/15/28)	3,479	3,275,618
3.40%, 11/15/46 (Call 05/15/46)	1,181	922,302
3.40%, 09/01/49 (Call 03/01/49)(b)	2,986	2,366,345
3.63%, 10/01/42	1,240	1,044,105
3.75%, 11/15/47 (Call 05/15/47)	3,337	2,820,533
3.90%, 04/01/25 (Call 03/01/25)	3,708	3,660,315
4.25%, 03/15/49 (Call 09/15/48)	3,298	2,967,507
4.45%, 04/01/30 (Call 01/01/30)	1,202	1,194,584
4.88%, 11/15/40 (Call 05/15/40)	1,583	1,565,365
5.20%, 04/01/40 (Call 10/01/39)	1,564	1,603,694
5.30%, 04/01/50 (Call 10/01/49)	4,402	4,676,069
6.20%, 01/15/38	5,332	6,038,437
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	5,310	4,716,714
1.50%, 09/22/28 (Call 07/22/28)(b)	4,733	4,097,926
1.80%, 09/22/31 (Call 06/22/31)	7,377	6,091,410
3.95%, 09/09/27 (Call 08/09/27)	2,795	2,780,326
		461,838,621
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	1,916	1,436,751
3.10%, 06/01/51 (Call 12/01/50)	1,775	1,093,932
3.25%, 03/30/25 (Call 12/30/24)	1,140	1,084,448
3.25%, 09/15/26 (Call 06/15/26)	2,011	1,865,866
3.50%, 03/15/28 (Call 12/15/27)	2,048	1,863,639
3.50%, 06/01/32 (Call 03/01/32)	75	63,157
3.85%, 03/30/27 (Call 12/30/26)	3,018	2,848,298
4.00%, 06/30/30 (Call 03/30/30)	1,954	1,754,829
4.35%, 02/15/24 (Call 01/15/24)	698	689,743
4.55%, 11/07/28 (Call 08/07/28)	3,363	3,222,494
4.70%, 04/01/29 (Call 01/01/29)	1,572	1,509,371
4.90%, 03/15/33 (Call 12/15/32)	1,405	1,324,508
5.20%, 03/15/44 (Call 09/15/43)	1,624	1,423,777
		20,180,813
Security	Par (000)	Value

Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	$1,294	$1,093,042
3.38%, 01/20/27 (Call 12/20/26)	1,040	887,078
		1,980,120
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	2,200	1,815,242
2.80%, 05/01/30 (Call 02/01/30)	2,474	2,155,572
2.95%, 09/01/27 (Call 06/01/27)	1,920	1,780,608
3.25%, 06/01/51 (Call 12/01/50)(b)	2,515	1,832,605
3.40%, 03/01/25 (Call 12/01/24)	5,055	4,918,970
3.45%, 06/01/29 (Call 03/01/29)	3,038	2,790,707
3.45%, 05/01/50 (Call 11/01/49)	2,459	1,831,512
3.75%, 09/01/28 (Call 06/01/28)	2,217	2,128,342
3.75%, 09/01/47 (Call 03/01/47)	3,302	2,606,104
3.85%, 03/01/24 (Call 12/01/23)	1,674	1,648,672
4.00%, 12/01/46 (Call 06/01/46)	1,490	1,187,322
4.15%, 06/01/49 (Call 12/01/48)	2,501	2,104,016
4.20%, 09/01/48 (Call 03/01/48)	1,045	887,581
4.30%, 12/01/42 (Call 06/01/42)	1,109	967,070
4.30%, 09/01/45 (Call 03/01/45)	1,801	1,545,186
4.45%, 06/01/32 (Call 03/01/32)(b)	2,755	2,660,118
6.59%, 10/15/37	880	977,900
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	2,814	2,271,686
2.70%, 04/15/30 (Call 01/15/30)	1,701	1,437,940
3.35%, 04/15/50 (Call 10/15/49)	2,154	1,487,229
3.57%, 05/01/29 (Call 02/01/29)	2,645	2,390,472
4.28%, 05/01/49 (Call 11/01/48)	2,172	1,763,990
5.30%, 05/01/52 (Call 11/01/51)	1,875	1,792,631
United Utilities PLC, 6.88%, 08/15/28(b)	641	679,255
		45,660,730
Total Corporate Bonds & Notes — 25.2%
(Cost: $23,461,571,382)		20,307,556,157

Foreign Government Obligations(g)

Canada — 0.2%
Canada Government International Bond
0.75%, 05/19/26	225	200,869
1.63%, 01/22/25	12,820	12,146,437
2.88%, 04/28/25	10	9,691
Export Development Canada
2.63%, 02/21/24	3,290	3,206,598
3.38%, 08/26/25	50	48,896
Hydro-Quebec
Series HH, 8.50%, 12/01/29	1,000	1,236,440
Series HK, 9.38%, 04/15/30	1,405	1,848,011
Series IO, 8.05%, 07/07/24(b)	2,320	2,437,415
Province of Alberta Canada
1.00%, 05/20/25	5,320	4,904,242
1.30%, 07/22/30(b)	5,752	4,667,345
1.88%, 11/13/24	3,634	3,452,227
2.95%, 01/23/24	825	808,847
3.30%, 03/15/28	11,036	10,554,941
Province of British Columbia Canada
0.90%, 07/20/26(b)	895	794,706
1.30%, 01/29/31(b)	3,895	3,151,133
2.25%, 06/02/26(b)	7,330	6,848,859

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
6.50%, 01/15/26	$188	$198,314
7.25%, 09/01/36	300	382,269
Province of Manitoba Canada
1.50%, 10/25/28	250	214,440
2.13%, 06/22/26(b)	55	50,778
3.05%, 05/14/24	2,035	1,989,375
Series GX, 2.60%, 04/16/24	165	160,479
Province of New Brunswick Canada, 3.63%, 02/24/28	1,946	1,889,663
Province of Ontario Canada
0.63%, 01/21/26(b)	3,787	3,372,816
1.05%, 04/14/26	480	430,819
1.05%, 05/21/27	615	536,864
1.13%, 10/07/30	9,347	7,455,354
1.60%, 02/25/31	7,365	6,044,750
1.80%, 10/14/31	250	205,565
2.00%, 10/02/29(b)	5,620	4,898,561
2.13%, 01/21/32(b)	460	388,309
2.30%, 06/15/26	8,465	7,887,264
2.50%, 04/27/26	12,604	11,849,525
3.05%, 01/29/24	3,940	3,867,583
3.20%, 05/16/24	5,870	5,748,550
Province of Quebec Canada
0.60%, 07/23/25	906	822,784
1.35%, 05/28/30	5,095	4,175,862
1.90%, 04/21/31	2,350	1,980,839
2.50%, 04/20/26	8,616	8,131,781
2.75%, 04/12/27(b)	6,232	5,885,999
Series NN, 7.13%, 02/09/24	2,217	2,275,551
Series PD, 7.50%, 09/15/29	5,122	6,078,021
Series QO, 2.88%, 10/16/24	8,798	8,532,300
Series QW, 2.50%, 04/09/24	225	218,594
Series QX, 1.50%, 02/11/25	7,157	6,732,661
		158,722,327
Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)(b)	10,234	8,688,666
2.55%, 01/27/32 (Call 10/27/31)(b)	8,958	7,552,131
2.55%, 07/27/33 (Call 04/27/33)	6,095	4,898,430
2.75%, 01/31/27 (Call 12/31/26)	625	580,419
3.10%, 05/07/41 (Call 11/07/40)	9,026	6,687,002
3.10%, 01/22/61 (Call 07/22/60)	5,620	3,624,394
3.13%, 03/27/25(b)	1,475	1,436,738
3.13%, 01/21/26	7,480	7,138,314
3.24%, 02/06/28 (Call 11/06/27)	9,980	9,398,266
3.25%, 09/21/71 (Call 03/21/71)	2,885	1,840,630
3.50%, 01/31/34 (Call 10/31/33)	4,550	3,972,423
3.50%, 01/25/50 (Call 07/25/49)	10,217	7,598,996
3.63%, 10/30/42	1,280	999,347
3.86%, 06/21/47(b)	3,443	2,748,719
4.00%, 01/31/52 (Call 07/31/51)	3,025	2,402,213
4.34%, 03/07/42 (Call 09/07/41)	326	280,484
		69,847,172
Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26(b)	462	495,500
Germany — 0.0%
FMS Wertmanagement, 2.75%, 01/30/24	4,485	4,384,850
Security	Par (000)	Value

Hong Kong — 0.0%
Hong Kong Government International Bond, 1.75%, 11/24/31(d)	$2,300	$1,900,030
Hungary — 0.0%
Hungary Government International Bond
5.38%, 03/25/24	10,530	10,556,325
7.63%, 03/29/41	3,080	3,362,805
		13,919,130
Indonesia — 0.1%
Indonesia Government International Bond
1.85%, 03/12/31(b)	220	178,376
2.15%, 07/28/31 (Call 04/28/31)	550	456,401
2.85%, 02/14/30	5,206	4,690,814
3.05%, 03/12/51(b)	600	430,560
3.20%, 09/23/61 (Call 03/23/61)	725	502,498
3.35%, 03/12/71(b)	1,105	757,433
3.40%, 09/18/29(b)	2,795	2,574,950
3.50%, 01/11/28	2,167	2,061,814
3.50%, 02/14/50	3,806	2,862,455
3.55%, 03/31/32 (Call 12/31/31)(b)	390	356,706
3.70%, 10/30/49	4,141	3,195,858
3.85%, 10/15/30(b)	10,150	9,578,961
4.10%, 04/24/28(b)	4,500	4,405,905
4.15%, 09/20/27 (Call 06/20/27)	4,425	4,346,456
4.20%, 10/15/50	6,250	5,233,375
4.30%, 03/31/52 (Call 09/30/51)	290	247,121
4.35%, 01/11/48	6,720	5,775,907
4.45%, 02/11/24(b)	1,786	1,784,464
4.45%, 04/15/70	4,955	4,175,182
4.65%, 09/20/32 (Call 06/20/32)	5,800	5,732,430
4.75%, 02/11/29(b)	4,033	4,044,252
5.35%, 02/11/49(b)	4,095	3,953,354
5.45%, 09/20/52 (Call 03/20/52)	1,875	1,861,762
		69,207,034
Israel — 0.1%
Israel Government AID Bond, 5.50%, 12/04/23	25,000	25,158,500
Israel Government International Bond
2.75%, 07/03/30	9,150	8,320,827
2.88%, 03/16/26	2,970	2,822,361
3.25%, 01/17/28	3,920	3,740,817
3.88%, 07/03/50	6,295	5,277,665
4.13%, 01/17/48	2,530	2,214,003
4.50%, 01/30/43	5,180	4,783,264
4.50%, April 03, 2120	2,865	2,453,930
State of Israel
2.50%, 01/15/30	2,905	2,600,323
3.38%, 01/15/50	6,040	4,632,982
		62,004,672
Italy — 0.0%
Republic of Italy Government International Bond
0.88%, 05/06/24	1,775	1,654,140
1.25%, 02/17/26	10,070	8,759,994
2.38%, 10/17/24	7,334	6,895,647
2.88%, 10/17/29	7,580	6,327,632
3.88%, 05/06/51	7,255	4,968,950
4.00%, 10/17/49	7,425	5,366,196
5.38%, 06/15/33	7,432	7,234,680
		41,207,239

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Japan — 0.1%
Japan Bank for International Cooperation
0.63%, 07/15/25	$1,425	$1,287,402
1.25%, 01/21/31	7,800	6,156,150
1.75%, 10/17/24(b)	5,695	5,386,103
1.88%, 07/21/26(b)	6,255	5,698,305
1.88%, 04/15/31	12,205	10,076,448
2.00%, 10/17/29	4,772	4,098,575
2.13%, 02/10/25(b)	865	820,989
2.13%, 02/16/29	4,350	3,814,298
2.25%, 11/04/26	8,190	7,510,394
2.38%, 04/20/26	5,580	5,200,727
2.50%, 05/23/24	4,240	4,103,090
2.50%, 05/28/25	3,600	3,424,572
2.75%, 01/21/26(b)	5,350	5,069,446
2.75%, 11/16/27	6,495	6,014,045
2.88%, 04/14/25	50	48,159
2.88%, 06/01/27	6,825	6,410,859
2.88%, 07/21/27	4,814	4,514,040
3.00%, 05/29/24	5,090	4,954,453
3.25%, 07/20/28	1,810	1,703,391
3.50%, 10/31/28(b)	3,525	3,353,897
Japan International Cooperation Agency
1.00%, 07/22/30(b)	926	723,475
2.13%, 10/20/26	649	593,296
2.75%, 04/27/27(b)	1,725	1,608,959
3.25%, 05/25/27	1,450	1,380,067
3.38%, 06/12/28(b)	940	891,082
		94,842,222
Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	3,035	2,530,735
3.25%, 04/16/30 (Call 01/16/30)(b)	11,860	10,609,244
3.50%, 02/12/34 (Call 11/12/33)	2,355	1,968,474
3.75%, 01/11/28	7,745	7,385,477
3.77%, 05/24/61 (Call 11/24/60)	8,223	5,561,626
3.90%, 04/27/25 (Call 03/27/25)(b)	925	916,074
4.13%, 01/21/26	8,671	8,481,885
4.15%, 03/28/27	8,270	8,138,342
4.28%, 08/14/41 (Call 02/14/41)	4,384	3,558,098
4.35%, 01/15/47	4,760	3,760,733
4.40%, 02/12/52 (Call 08/12/51)	1,225	947,182
4.50%, 04/22/29(b)	11,045	10,770,753
4.50%, 01/31/50 (Call 07/31/49)(b)	11,810	9,477,761
4.60%, 01/23/46	7,789	6,375,764
4.60%, 02/10/48	10,617	8,623,340
4.75%, 04/27/32 (Call 01/27/32)(b)	7,527	7,276,953
4.75%, 03/08/44	12,558	10,640,142
4.88%, 05/19/33 (Call 02/19/33)	4,000	3,779,680
5.00%, 04/27/51 (Call 10/27/50)	7,110	6,068,101
5.55%, 01/21/45(b)	10,580	9,918,327
5.75%, October 12, 2110	9,214	8,020,787
6.05%, 01/11/40(b)	9,868	9,936,188
6.75%, 09/27/34	10,612	11,392,406
7.50%, 04/08/33	4,387	4,932,216
8.30%, 08/15/31(b)	4,758	5,580,849
11.50%, 05/15/26(b)	700	838,810
		167,489,947
Panama — 0.1%
Panama Government International Bond 2.25%, 09/29/32 (Call 06/29/32)	10,175	7,719,467
Security	Par (000)	Value

Panama (continued)
3.16%, 01/23/30 (Call 10/23/29)	$5,530	$4,823,155
3.30%, 01/19/33 (Call 10/19/32)(b)	500	415,355
3.75%, 03/16/25 (Call 12/16/24)	6,193	6,040,033
3.87%, 07/23/60 (Call 01/23/60)(b)	9,700	6,502,977
3.88%, 03/17/28 (Call 12/17/27)	5,469	5,207,801
4.00%, 09/22/24 (Call 06/24/24)	2,415	2,379,620
4.30%, 04/29/53(b)	5,249	3,919,376
4.50%, 05/15/47	3,378	2,667,573
4.50%, 04/16/50 (Call 10/16/49)	7,575	5,878,730
4.50%, 04/01/56 (Call 10/01/55)(b)	8,240	6,166,404
4.50%, 01/19/63 (Call 07/19/62)	4,210	3,085,846
6.70%, 01/26/36	5,796	6,189,606
7.13%, 01/29/26(b)	4,407	4,695,262
8.88%, 09/30/27	4,571	5,339,294
9.38%, 04/01/29(b)	3,247	3,895,491
		74,925,990
Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	4,930	3,714,163
2.39%, 01/23/26 (Call 12/23/25)	4,728	4,398,600
2.78%, 01/23/31 (Call 10/23/30)	12,769	10,816,748
2.78%, 12/01/60 (Call 06/01/60)	6,063	3,666,842
2.84%, 06/20/30	3,097	2,672,401
3.00%, 01/15/34 (Call 10/15/33)	7,125	5,833,238
3.23%, July 28, 2121 (Call 01/28/21)	3,148	1,911,592
3.30%, 03/11/41 (Call 09/11/40)	3,286	2,458,552
3.55%, 03/10/51 (Call 09/10/50)(b)	5,248	3,842,638
3.60%, 01/15/72 (Call 07/15/71)	3,270	2,199,206
4.13%, 08/25/27(b)	3,603	3,520,059
5.63%, 11/18/50	7,330	7,347,885
6.55%, 03/14/37	4,316	4,643,110
7.35%, 07/21/25	6,454	6,828,719
8.75%, 11/21/33	8,040	9,991,951
		73,845,704
Philippines — 0.1%
Bangko Sentral ng Pilipinas Bond, 8.60%, 06/15/27	200	227,954
Philippine Government International Bond
1.65%, 06/10/31	1,303	1,040,641
1.95%, 01/06/32(b)	885	718,293
2.46%, 05/05/30	5,620	4,870,404
2.65%, 12/10/45	3,225	2,208,190
2.95%, 05/05/45	5,332	3,875,778
3.00%, 02/01/28	9,326	8,655,740
3.20%, 07/06/46	5,450	4,029,676
3.23%, 03/29/27	575	544,059
3.56%, 09/29/32	555	504,645
3.70%, 03/01/41	7,896	6,469,272
3.70%, 02/02/42	7,884	6,448,797
3.75%, 01/14/29	6,946	6,636,764
3.95%, 01/20/40	7,790	6,611,607
4.20%, 01/21/24	4,758	4,718,128
5.00%, 01/13/37	5,377	5,263,545
5.50%, 03/30/26	4,161	4,270,060
5.61%, 04/13/33	75	79,822
5.95%, 10/13/47	25	27,145
6.38%, 01/15/32	4,382	4,798,597
6.38%, 10/23/34	7,361	8,104,240
7.50%, 09/25/24	724	738,570
7.75%, 01/14/31	5,753	6,783,362
9.50%, 10/21/24(b)	1,024	1,114,542

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Philippines (continued)
9.50%, 02/02/30	$2,665	$3,343,029
10.63%, 03/16/25	5,336	6,027,065
		98,109,925
Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26(b)	3,600	3,453,444
4.00%, 01/22/24	7,763	7,690,804
		11,144,248
South Korea — 0.1%
Export-Import Bank of Korea
0.38%, 02/09/24(b)	2,090	1,981,738
0.63%, 06/29/24	2,970	2,776,386
0.75%, 09/21/25	705	626,371
1.13%, 12/29/26(b)	1,160	1,010,522
1.25%, 01/18/25	3,435	3,176,688
1.25%, 09/21/30	2,775	2,150,014
1.38%, 02/09/31	1,470	1,133,738
1.63%, 01/18/27	1,730	1,527,434
2.13%, 01/18/32(b)	1,285	1,041,955
2.38%, 04/21/27	1,640	1,485,135
2.50%, 06/29/41(b)	4,345	3,076,694
2.63%, 05/26/26	3,684	3,453,934
2.88%, 01/21/25(b)	5,495	5,259,045
3.25%, 11/10/25	5,585	5,312,675
3.25%, 08/12/26	3,885	3,708,388
4.00%, 01/14/24	1,555	1,540,212
Korea Development Bank (The)
0.40%, 06/19/24	2,300	2,147,901
0.80%, 04/27/26	1,700	1,498,839
1.38%, 04/25/27(b)	1,635	1,420,063
Korea International Bond
1.00%, 09/16/30	1,350	1,077,800
1.75%, 10/15/31(b)	2,785	2,320,546
2.00%, 06/19/24	1,310	1,258,740
2.50%, 06/19/29	3,585	3,272,639
2.75%, 01/19/27	2,860	2,702,271
3.50%, 09/20/28	1,745	1,680,173
3.88%, 09/20/48	885	794,172
4.13%, 06/10/44	2,436	2,305,723
5.63%, 11/03/25	100	102,002
		59,841,798
Supranational — 0.9%
African Development Bank
0.88%, 03/23/26	4,205	3,771,885
0.88%, 07/22/26	5,533	4,915,019
4.38%, 11/03/27	525	532,361
Asian Development Bank
0.38%, 06/11/24	3,860	3,624,772
0.38%, 09/03/25(b)	3,090	2,784,615
0.50%, 02/04/26	4,190	3,733,877
0.63%, 10/08/24	11,195	10,436,763
0.63%, 04/29/25	14,060	12,908,345
0.75%, 10/08/30	974	770,093
1.00%, 04/14/26	4,005	3,609,186
1.25%, 06/09/28	50	43,280
1.50%, 10/18/24(b)	14,784	14,000,300
1.50%, 01/20/27(b)	1,955	1,770,174
1.50%, 03/04/31(b)	1,384	1,154,796
1.63%, 03/15/24(b)	375	361,301
Security	Par (000)	Value

Supranational (continued)
1.75%, 08/14/26	$2,160	$1,983,442
1.75%, 09/19/29	8,700	7,584,399
1.88%, 03/15/29	1,050	931,087
1.88%, 01/24/30	9,286	8,104,728
2.00%, 01/22/25	6,252	5,960,219
2.00%, 04/24/26(b)	5,960	5,552,098
2.13%, 03/19/25	570	543,814
2.38%, 08/10/27	1,340	1,248,692
2.50%, 11/02/27(b)	6,092	5,688,953
2.63%, 01/30/24	10,656	10,416,879
2.63%, 01/12/27	5,844	5,541,982
2.75%, 01/19/28	7,140	6,735,590
3.13%, 08/20/27(b)	725	698,523
3.13%, 09/26/28	809	774,100
3.13%, 04/27/32(b)	480	452,722
3.88%, 09/28/32	210	210,166
4.13%, 09/27/24	250	248,323
5.82%, 06/16/28	6,575	7,136,702
6.22%, 08/15/27	850	917,328
6.38%, 10/01/28	615	686,912
Asian Infrastructure Investment Bank (The)
0.50%, 10/30/24	8,000	7,407,840
0.50%, 05/28/25	9,435	8,577,170
0.50%, 01/27/26	915	810,361
2.25%, 05/16/24	7,065	6,824,507
3.38%, 06/29/25	25	24,370
Council of Europe Development Bank
0.38%, 06/10/24	180	169,159
0.88%, 09/22/26	214	189,328
1.38%, 02/27/25	5	4,696
3.00%, 06/16/25	430	417,380
European Bank for Reconstruction & Development
0.50%, 05/19/25	2,410	2,200,908
0.50%, 11/25/25	1,005	901,837
0.50%, 01/28/26	635	566,306
1.50%, 02/13/25	2,490	2,347,149
1.63%, 09/27/24	2,135	2,029,339
European Investment Bank
0.38%, 12/15/25	3,260	2,912,288
0.38%, 03/26/26	2,675	2,366,011
0.63%, 07/25/25	11,402	10,397,028
0.63%, 10/21/27	697	595,837
0.75%, 10/26/26	7,220	6,361,109
0.75%, 09/23/30	840	668,699
0.88%, 05/17/30	7,105	5,756,968
1.25%, 02/14/31(b)	12,864	10,616,273
1.38%, 03/15/27	16,880	15,197,064
1.63%, 03/14/25	16,718	15,770,424
1.63%, 10/09/29	4,925	4,280,022
1.63%, 05/13/31	100	84,769
1.75%, 03/15/29	6,020	5,310,483
1.88%, 02/10/25	8,833	8,395,237
2.13%, 04/13/26	8,035	7,533,134
2.25%, 06/24/24	310	299,841
2.38%, 05/24/27	5,791	5,429,236
2.50%, 10/15/24(b)	6,200	5,989,820
2.63%, 03/15/24	7,202	7,031,529
2.75%, 08/15/25	220	212,091
3.13%, 12/14/23	12,940	12,742,794
3.25%, 01/29/24	15,830	15,592,392

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
4.88%, 02/15/36	$7,146	$7,787,139
Inter-American Development Bank
0.50%, 09/23/24	2,270	2,114,323
0.63%, 07/15/25	2,055	1,873,379
0.63%, 09/16/27	1,255	1,072,787
0.88%, 04/03/25	7,650	7,083,517
0.88%, 04/20/26	11,595	10,406,397
1.13%, 07/20/28(b)	9,755	8,360,620
1.13%, 01/13/31	3,865	3,130,998
1.50%, 01/13/27	185	167,641
1.75%, 03/14/25	16,054	15,186,281
2.00%, 06/02/26(b)	7,798	7,249,567
2.00%, 07/23/26(b)	5,308	4,924,869
2.13%, 01/15/25	11,841	11,315,260
2.25%, 06/18/29	9,234	8,343,196
2.38%, 07/07/27(b)	4,459	4,161,005
2.63%, 01/16/24	9,724	9,517,754
3.00%, 02/21/24(b)	16,323	16,015,638
3.13%, 09/18/28(b)	9,680	9,250,111
3.20%, 08/07/42(b)	4,945	4,210,519
3.25%, 07/01/24	25	24,517
3.88%, 10/28/41	6,100	5,746,932
4.38%, 01/24/44(b)	3,235	3,262,433
7.00%, 06/15/25	90	95,574
International Bank for Reconstruction & Development
0.38%, 07/28/25	14,575	13,188,334
0.50%, 10/28/25(b)	21,126	19,020,794
0.63%, 04/22/25	27,080	24,894,102
0.65%, 02/10/26 (Call 02/10/23)	29	25,585
0.75%, 03/11/25	13,187	12,196,261
0.75%, 11/24/27	4,915	4,208,714
0.75%, 08/26/30(b)	4,968	3,936,444
0.88%, 07/15/26(b)	8,775	7,825,369
0.88%, 05/14/30	11,130	8,978,237
1.13%, 09/13/28	16,935	14,488,739
1.25%, 02/10/31(b)	13,050	10,691,212
1.38%, 04/20/28(b)	17,910	15,675,011
1.50%, 08/28/24	2,605	2,475,584
1.63%, 01/15/25(b)	11,709	11,078,236
1.63%, 11/03/31(b)	21,970	18,313,533
1.75%, 10/23/29	12,687	11,062,557
1.88%, 10/27/26	5,980	5,501,600
2.13%, 03/03/25	5,574	5,324,508
2.25%, 03/28/24(b)	136	131,944
2.50%, 03/19/24	13,789	13,424,833
2.50%, 11/25/24	16,704	16,093,970
2.50%, 07/29/25	15,854	15,183,376
2.50%, 11/22/27	12,810	11,970,304
2.50%, 03/29/32(b)	910	814,568
3.13%, 11/20/25	2,922	2,836,356
3.13%, 06/15/27	940	908,303
3.63%, 09/21/29	1,385	1,361,220
4.75%, 02/15/35(b)	672	711,641
International Finance Corp.
0.38%, 07/16/25	2,102	1,904,643
0.75%, 08/27/30(b)	3,625	2,872,740
1.38%, 10/16/24	1,470	1,389,253
2.13%, 04/07/26	1,303	1,219,856
Nordic Investment Bank, 2.25%, 05/21/24	1,475	1,426,074
		714,281,183
Security	Par (000)	Value

Sweden — 0.0%
Svensk Exportkredit AB
0.38%, 03/11/24	$325	$307,512
0.38%, 07/30/24	1,685	1,571,684
0.50%, 08/26/25	1,295	1,166,160
0.63%, 05/14/25	5,920	5,405,493
1.75%, 12/12/23(b)	5,050	4,892,187
2.25%, 03/22/27	400	370,676
		13,713,712
Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45(b)	2,062	1,920,765
4.38%, 10/27/27	10,345	10,476,175
4.38%, 01/23/31 (Call 10/23/30)(b)	9,756	9,755,606
4.50%, 08/14/24(b)	3,401	3,399,588
4.98%, 04/20/55	7,791	7,559,218
5.10%, 06/18/50	11,127	11,070,586
7.63%, 03/21/36(b)	4,531	5,762,225
		49,944,163
Total Foreign Government Obligations — 2.2%
(Cost: $2,013,784,574)		1,779,826,846

Municipal Debt Obligations

Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority, 2.65%, 09/01/37 (Call 09/01/31)	1,150	869,499

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	1,875	1,845,058

California — 0.2%
Bay Area Toll Authority RB
2.57%, 04/01/31	2,930	2,560,697
3.13%, 04/01/55 (Call 04/01/31)	470	319,829
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	4,735	5,492,051
Series S-1, 7.04%, 04/01/50	4,100	5,128,731
Series S-3, 6.91%, 10/01/50	1,300	1,621,393
California Earthquake Authority, 5.60%, 07/01/27	1,100	1,105,217
California Health Facilities Financing Authority
4.19%, 06/01/37 (Call 06/01/31)	325	285,704
4.35%, 06/01/41 (Call 06/01/31)	445	381,893
California State University RB
Class B, 2.72%, 11/01/52	910	610,127
2.94%, 11/01/52 (Call 11/01/31)	1,000	672,809
Class B, 2.98%, 11/01/51 (Call 05/01/51)	3,315	2,308,543
Series E, 2.90%, 11/01/51 (Call 11/01/30)	1,895	1,335,848
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, 4.24%, 05/15/48 (Call 05/15/32) (AGM)	330	279,021
City of San Francisco CA Public Utilities Commission
Water Revenue RB
3.30%, 11/01/39 (Call 11/01/29)	1,670	1,341,918
Series E, 2.83%, 11/01/41 (Call 11/01/30)	980	706,165
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, Series B, 6.00%, 11/01/40	2,500	2,645,747
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	4,970,497

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Foothill-Eastern Transportation Corridor Agency RB 3.92%, 01/15/53 (Call 01/15/30)	$1,025	$753,589
Series A, 4.09%, 01/15/49 (Call 01/15/30)	2,040	1,588,866
Golden State Tobacco Securitization Corp. RB
Class B, 2.75%, 06/01/34 (Call 06/01/31)	1,270	1,005,642
Class B, 3.00%, 06/01/46	765	695,344
3.12%, 06/01/38 (Call 06/01/31) (SAP)	1,000	774,418
Class B, 3.29%, 06/01/42 (Call 06/01/31)	2,790	2,070,944
3.49%, 06/01/36 (Call 12/01/31)	230	182,890
3.71%, 06/01/41 (Call 12/01/31)	830	634,391
3.85%, 06/01/50 (Call 12/01/31)	1,320	1,212,260
4.21%, 06/01/50 (Call 12/01/31)	1,535	1,169,269
Los Angeles Community College District/CA GO
1.81%, 08/01/30	5,000	4,027,280
2.11%, 08/01/32 (Call 08/01/30)	3,000	2,392,809
Los Angeles Community College District/CA GO BAB,
6.75%, 08/01/49	1,100	1,359,468
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	815	866,554
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	1,150	1,421,239
Los Angeles Department of Water & Power, RB
Series A, 5.72%, 07/01/39	2,100	2,269,268
Series A, 6.60%, 07/01/50	385	459,933
Series D, 6.57%, 07/01/45	2,470	2,921,783
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	4,760	5,021,476
5.76%, 07/01/29	2,170	2,254,906
Series RY, 6.76%, 07/01/34	3,025	3,406,791
Regents of the University of California Medical Center Pooled Revenue RB
Class A, 3.71%, 05/15/20 (Call 11/15/19)	2,600	1,645,571
4.13%, 05/15/32 (Call 02/15/32)	550	515,972
4.56%, 05/15/53(b)	895	808,525
Series N, Class A, 3.26%, 05/15/60 (Call 11/15/59)(b)	1,835	1,241,355
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, Class H, 6.55%, 05/15/48	2,575	2,999,373
Series F, 6.58%, 05/15/49	2,015	2,312,440
San Diego County Regional Transportation Commission RB, 3.25%, 04/01/48 (Call 04/01/30)	1,025	780,037
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	1,905	2,063,153
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	2,350	2,641,656
San Joaquin Hills Transportation Corridor Agency RB, 3.49%, 01/15/50 (Call 01/15/32)	1,600	1,134,914
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	2,620	2,726,815
State of California GO
2.50%, 10/01/29	6,000	5,173,170
3.38%, 04/01/25	3,000	2,912,820
3.50%, 04/01/28	860	812,279
4.50%, 04/01/33 (Call 04/01/28)	2,750	2,659,093
4.60%, 04/01/38 (Call 04/01/28)	1,640	1,577,995
Series A, 3.05%, 04/01/29	1,110	991,233
State of California GO BAB
7.30%, 10/01/39	5,220	6,426,645
7.35%, 11/01/39	2,130	2,646,998
7.50%, 04/01/34	8,030	9,855,677
7.55%, 04/01/39(b)	12,470	15,969,917
Security	Par (000)	Value

California (continued)
7.60%, 11/01/40(b)	$6,825	$8,932,219
7.63%, 03/01/40	3,350	4,285,762
University of California RB
Series AD, 4.86%, 05/15/12(b)	3,285	2,818,849
Series AJ, 4.60%, 05/15/31	1,750	1,715,803
Series AQ, 4.77%, 05/15/15(b)	835	704,246
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	2,925	2,798,005
Series BD, 3.35%, 07/01/29	4,670	4,218,411
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	950	857,204
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	775	669,001
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	2,990	2,401,386
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	3,110	2,057,564
University of California RB BAB, 5.95%, 05/15/45	2,255	2,455,639
		170,065,037
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	700	787,769

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	3,740	3,993,714

District of Columbia — 0.0%
District of Columbia RB BAB, Series E, 5.59%, 12/01/34	700	735,473
District of Columbia Water & Sewer Authority RB
3.21%, 10/01/48 (Call 10/01/29)	1,000	734,899
4.81%, 10/01/14	1,690	1,472,911
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46	1,300	1,616,152
		4,559,435
Florida — 0.0%
County of Broward FL Airport System Revenue RB, 3.48%, 10/01/43 (Call 10/01/29)	250	189,285
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	985	865,620
County of Miami-Dade FL Transit System RB, Series B, 2.60%, 07/01/42 (Call 07/01/30)	1,300	934,422
County of Miami-Dade FL Water & Sewer System Revenue RB, 3.49%, 10/01/42 (Call 10/01/29)	1,265	1,030,521
State Board of Administration Finance Corp. RB
1.26%, 07/01/25	4,385	3,945,737
1.71%, 07/01/27	3,000	2,590,284
2.15%, 07/01/30	4,902	3,980,228
		13,536,097
Georgia — 0.0%
City of Atlanta GA Water & Wastewater Revenue RB, 2.26%, 11/01/35 (Call 11/01/30)	1,330	1,021,100
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,835	4,101,417
Project M, Series 2010-A, 6.66%, 04/01/57	3,357	3,567,964
Project P, Series 2010-A, 7.06%, 04/01/57	317	318,533
		9,009,014
Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46	580	396,923

Illinois — 0.1%
Chicago O'Hare International Airport RB
Series C, 4.47%, 01/01/49(b)	1,050	930,456
Series C, 4.57%, 01/01/54	2,450	2,190,058
Chicago O'Hare International Airport RB BAB, Series B, 6.40%, 01/01/40	500	568,482

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB
Series A, 6.90%, 12/01/40	$2,400	$2,712,290
Series B, 6.90%, 12/01/40	3,850	4,352,671
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	1,820	1,972,163
Sales Tax Securitization Corp. RB, 3.24%, 01/01/42	5,125	3,967,770
State of Illinois GO
4.95%, 06/01/23	14	13,611
5.10%, 06/01/33	27,923	26,924,418
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	3,621	3,811,365
		47,443,284
Indiana — 0.0%
Indiana Finance Authority RB, 3.05%, 01/01/51	645	474,551

Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51(b)	605	412,681
State of Kansas Department of Transportation RB BAB, 4.60%, 09/01/35	500	484,264
		896,945
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB
3.62%, 02/01/29	1,750	1,695,989
4.15%, 02/01/33(b)	2,280	2,188,726
4.28%, 02/01/36	1,560	1,463,454
4.48%, 08/01/39	1,710	1,602,055
State of Louisiana Gasoline & Fuels Tax Revenue RB, 2.95%, 05/01/41	1,185	888,383
		7,838,607
Maryland — 0.0%
Maryland Health & Higher Educational Facilities
Authority, Class D, 3.05%, 07/01/40 (Call 01/01/40)	2,500	1,789,287
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	1,500	1,626,312
		3,415,599
Massachusetts — 0.0%
Commonwealth of Massachusetts GO, 4.91%, 05/01/29	1,950	1,952,941
Commonwealth of Massachusetts GOL
2.51%, 07/01/41 (Call 07/01/30)	540	384,170
2.90%, 09/01/49	2,675	1,855,054
Series D, 2.66%, 09/01/39	1,964	1,556,885
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39(b)	3,700	3,859,629
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	2,900	2,754,675
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	1,435	1,510,848
Massachusetts School Building Authority RB
3.40%, 10/15/40 (Call 10/15/29)	1,755	1,418,660
Series B, 1.75%, 08/15/30	2,050	1,661,908
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	1,060	1,118,887
Massachusetts Water Resources Authority RB, 2.82%, 08/01/41 (Call 08/01/31)	925	677,627
		18,751,284
Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	1,685	1,305,675
Security	Par (000)	Value

Michigan (continued)
Great Lakes Water Authority Water Supply System Revenue RB, 3.47%, 07/01/41 (Call 07/01/30)	$575	$464,931
Michigan Finance Authority RB
3.08%, 12/01/34	2,110	1,768,284
3.38%, 12/01/40	845	666,703
Michigan State Building Authority RB, 2.71%, 10/15/40 (Call 10/15/30)	1,250	921,430
Michigan State University RB, 4.17%, 08/15/22 (Call 02/15/22)	1,675	1,232,202
Michigan Strategic Fund RB, 3.23%, 09/01/47 (Call 09/01/31)	460	332,609
University of Michigan RB
3.50%, 04/01/52 (Call 10/01/51)(b)	614	487,347
3.50%, 04/01/52 (Call 10/01/51)	475	375,795
4.45%, 04/01/22 (Call 10/01/21)(b)	1,580	1,282,029
Series B, 2.44%, 04/01/40 (Call 10/01/39)	2,862	2,054,327
		10,891,332
Minnesota — 0.0%
University of Minnesota RB, 4.05%, 04/01/52 (Call 10/01/51)	924	800,074

Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34	1,000	1,032,683

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 02/15/57)(b)	4,730	3,741,879

Nebraska — 0.0%
University of Nebraska Facilities Corp. RB, Series A, Class A, 3.04%, 10/01/49	1,000	717,873

Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45	850	1,015,023

New Jersey — 0.1%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	5,560	6,004,717
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	6,979	8,773,454
New Jersey Transportation Trust Fund Authority RB
4.08%, 06/15/39	1,200	987,364
4.13%, 06/15/42	345	275,483
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	2,650	2,825,109
Series C, 5.75%, 12/15/28	2,475	2,507,771
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	4,230	5,179,170
Rutgers The State University of New Jersey RB
3.27%, 05/01/43	1,000	782,828
Series P, 3.92%, 05/01/19 (Call 11/01/18)(b)	1,475	1,008,506
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40	900	948,296
		29,292,698
New York — 0.1%
City of New York NY, 5.26%, 10/01/52	500	515,585
City of New York NY GO BAB
Series C-1, 5.52%, 10/01/37	3,000	3,097,356
Series F1, 6.27%, 12/01/37	1,255	1,401,902

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority RB, Series C2, 5.18%, 11/15/49	$3,880	$3,558,197
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	3,265	3,996,011
Series 2010-A, 6.67%, 11/15/39	50	53,998
Series A, 5.87%, 11/15/39(b)	100	98,851
Series B, 6.65%, 11/15/39	220	231,331
Series E, 6.81%, 11/15/40	1,230	1,325,300
New York City Municipal Water Finance Authority RB
5.44%, 06/15/43	1,385	1,474,618
5.72%, 06/15/42(b)	3,145	3,441,498
5.88%, 06/15/44	3,200	3,559,194
6.01%, 06/15/42	1,860	2,085,672
New York City Transitional Finance Authority Future Tax
Secured Revenue RB BAB
5.51%, 08/01/37	2,235	2,308,918
5.57%, 11/01/38	2,100	2,183,607
Series C-2, 5.77%, 08/01/36	1,910	1,980,494
New York State Dormitory Authority RB
3.19%, 02/15/43(b)	450	334,154
Series B, 3.14%, 07/01/43	275	214,471
Series F, 3.11%, 02/15/39	2,350	1,781,070
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	2,325	2,418,983
Series F, 5.63%, 03/15/39	2,165	2,247,300
New York State Thruway Authority RB
Class M, 2.90%, 01/01/35	2,000	1,641,270
Series M, 3.50%, 01/01/42 (Call 01/01/30)	1,005	794,523
New York State Urban Development Corp. RB,
Series B, 3.90%, 03/15/33 (Call 09/15/28)	290	265,284
New York State Urban Development Corp. RB BAB,
5.77%, 03/15/39	1,260	1,312,329
Port Authority of New York & New Jersey RB
3.14%, 02/15/51 (Call 08/15/31)	1,145	808,898
3.29%, 08/01/69	1,300	867,845
4.03%, 09/01/48	1,440	1,212,216
Series 164, 5.65%, 11/01/40	2,255	2,398,418
Series 165, 5.65%, 11/01/40	1,795	1,912,413
Series 168, 4.93%, 10/01/51	2,500	2,419,033
Series 174, 4.46%, 10/01/62	6,585	5,816,023
Series 181, 4.96%, 08/01/46	2,000	1,960,518
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	1,000	1,002,415
Series 192, 4.81%, 10/15/65(b)	4,235	3,994,651
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	675	450,004
Series AAA, 1.09%, 07/01/23	2,255	2,204,179
		67,368,529
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/51 (Call 01/15/50)	750	524,011

Ohio — 0.0%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	1,300	1,343,211
Series B, 8.08%, 02/15/50	4,075	5,208,592
JobsOhio Beverage System RB
2.83%, 01/01/38	1,950	1,521,273
Series B, 4.53%, 01/01/35	2,400	2,334,067
Ohio State University (The) RB
Series A, 3.80%, 12/01/46	3,750	3,187,331
Series A, 4.05%, 12/01/56	500	425,747
Series A, 4.80%, 06/01/11	350	298,197
Security	Par (000)	Value

Ohio (continued)
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40(b)	$1,795	$1,804,745
Ohio Turnpike & Infrastructure Commission RB, Series A, Class A, 3.22%, 02/15/48 (Call 02/15/30)(b)	1,775	1,282,065
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	1,115	1,106,586
		18,511,814
Oklahoma — 0.0%
Oklahoma Development Finance Authority RB
3.88%, 05/01/37	250	239,758
4.38%, 11/01/45	715	663,341
4.62%, 06/01/44	1,655	1,566,533
4.71%, 05/01/52	520	482,251
5.09%, 02/01/52	680	659,247
		3,611,130
Oregon — 0.0%
Oregon School Boards Association RB
Series B, 5.55%, 06/30/28 (NPFGC)	50	50,860
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,022,742
Oregon State University RB, 3.42%, 03/01/60 (Call 03/01/30) (BAM)	1,100	762,285
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	2,085	2,224,426
State of Oregon GO, 5.89%, 06/01/27	8,020	8,334,881
		12,395,194
Pennsylvania — 0.0%
City of Philadelphia PA Water & Wastewater Revenue RB, 2.93%, 07/01/45 (Call 07/01/31)	1,030	739,005
Commonwealth Financing Authority RB
Class A, 2.99%, 06/01/42(b)	1,130	805,841
Series A, 4.14%, 06/01/38	50	44,692
Pennsylvania State University (The) RB
2.79%, 09/01/43	1,250	899,745
2.84%, 09/01/50	975	656,192
Pennsylvania Turnpike Commission RB BAB, Series B, 5.51%, 12/01/45	1,000	1,017,382
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19 (Call 03/15/19)	2,000	1,260,868
		5,423,725
South Carolina — 0.0%
South Carolina Public Service Authority, Series C, 6.45%, 01/01/50	1,000	1,030,579

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	1,000	965,493

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems
Revenue RB BAB
2.91%, 02/01/48 (Call 02/01/31)	480	349,600
5.81%, 02/01/41	1,875	2,008,104
Series C, 5.99%, 02/01/39	1,000	1,096,866
Dallas Area Rapid Transit RB, 2.61%, 12/01/48 (Call 12/01/31)(b)	870	560,853
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(b)	3,250	3,207,552
Series B, 6.00%, 12/01/44	400	446,853

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	$700	$772,220
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	1,250	1,315,640
Dallas Fort Worth International Airport RB
2.84%, 11/01/46 (Call 11/01/31)	220	157,362
Class A, 2.99%, 11/01/38	1,200	972,935
4.51%, 11/01/51 (Call 11/01/32)	1,330	1,198,274
Series A, Class A, 3.14%, 11/01/45	1,405	1,053,177
Series C, Class C, 2.92%, 11/01/50	2,670	1,872,028
Series C, Class C, 3.09%, 11/01/40 (Call 11/01/30)	340	261,194

Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 01/03/23) (PSF)	400	405,945
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	4,805	3,402,617
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	4,120	4,933,383
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	2,000	1,634,884
Permanent University Fund - University of Texas
System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)(b)	1,625	1,303,143
State of Texas GO BAB
5.52%, 04/01/39	2,300	2,445,767
Series A, 4.63%, 04/01/33	1,255	1,246,143
Series A, 4.68%, 04/01/40	2,250	2,180,986
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	3,350	2,548,673
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	2,395	1,650,033
Texas Transportation Commission State Highway Fund RB
4.00%, 10/01/33	2,725	2,471,150
First Class, 5.18%, 04/01/30	5,115	5,250,379
University of Texas System (The) RB, Series B, 2.44%, 08/15/49 (Call 02/15/49)(b)	765	492,293
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	2,400	2,378,717
		47,616,771
Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50 (Call 03/01/50)(b)	2,790	1,686,092
2.58%, 11/01/51 (Call 05/01/51)(b)	1,000	654,462
Series A, 3.23%, 09/01/19 (Call 03/01/19)(b)	790	461,008
Series C, 4.18%, 09/01/17 (Call 03/01/17)	840	640,433
		3,441,995
Washington — 0.0%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB BAB, 5.49%, 11/01/39	1,200	1,265,026
State of Washington GO BAB, Series F, 5.14%, 08/01/40	2,165	2,188,618
		3,453,644
Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	220	223,156
Series C, 3.15%, 05/01/27	2,580	2,449,883
		2,673,039
Total Municipal Debt Obligations — 0.6%
(Cost: $582,176,221)		498,390,302
Security	Par (000)	Value

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 28.3%
Federal Home Loan Mortgage Corp.
2.00%, 04/01/52	$1,134	$934,011
2.03%, 11/01/40, (12 mo. LIBOR US + 1.775%)(a)	13	13,259
2.50%, 10/01/27	106	101,962
2.50%, 02/01/28	1,389	1,333,626
2.50%, 01/01/30	10,736	10,218,680
2.50%, 03/01/31	100	93,937
2.50%, 08/01/31	3,517	3,314,646
2.50%, 10/01/31	7,352	6,928,425
2.50%, 11/01/31	43	40,400
2.50%, 12/01/31	10,889	10,261,643
2.50%, 02/01/32	13,553	12,772,602
2.50%, 08/01/32	157	147,858
2.50%, 01/01/33	12,009	11,305,246
2.50%, 02/01/33	31	28,826
2.50%, 04/01/33	1,366	1,277,987
2.50%, 07/01/52	6,000	5,141,888
2.89%, 12/01/38, (12 mo. LIBOR US + 1.760%)(a)	511	506,028
2.94%, 05/01/42, (12 mo. LIBOR US + 1.804%)(a)	337	335,037
3.00%, 11/01/26	241	232,991
3.00%, 01/01/27	112	108,327
3.00%, 02/01/27	277	266,941
3.00%, 04/01/27	172	166,866
3.00%, 05/01/27	1,566	1,520,116
3.00%, 06/01/27	1,489	1,445,918
3.00%, 07/01/27	57	55,119
3.00%, 08/01/27	179	174,673
3.00%, 09/01/27	873	847,250
3.00%, 11/01/27	342	332,270
3.00%, 12/01/27	183	178,186
3.00%, 01/01/28	50	48,626
3.00%, 11/01/28	169	164,227
3.00%, 01/01/29	197	191,025
3.00%, 03/01/29	602	578,413
3.00%, 05/01/29	26,356	25,546,439
3.00%, 05/01/30	4,082	3,911,604
3.00%, 06/01/30	2,473	2,377,164
3.00%, 07/01/30	4,924	4,718,439
3.00%, 12/01/30	11,507	11,026,795
3.00%, 02/01/31	3,466	3,307,098
3.00%, 05/01/31	7,316	6,980,956
3.00%, 06/01/31	5,306	5,062,658
3.00%, 08/01/31	45	42,500
3.00%, 12/01/31	30	28,699
3.00%, 02/01/32	106	101,020
3.00%, 07/01/32	8,303	7,913,628
3.00%, 09/01/32	10	9,665
3.00%, 02/01/33	21	19,530
3.00%, 05/01/33	1,831	1,739,888
3.00%, 06/01/42	485	443,518
3.00%, 10/01/42	193	176,343
3.00%, 01/01/43	505	461,367
3.00%, 02/01/43	13,728	12,551,848
3.00%, 12/01/44	36	32,754
3.00%, 04/01/45	290	262,571
3.00%, 08/01/45	193	174,481
3.00%, 12/01/45	15	13,382
3.00%, 01/01/46	1,070	968,586
3.00%, 02/01/46	127	115,178

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 07/01/46	$2,517	$2,277,100
3.00%, 08/01/46	44,355	40,123,632
3.00%, 09/01/46	17,730	16,135,490
3.00%, 10/01/46	34,772	31,462,892
3.00%, 11/01/46	25,765	23,307,910
3.00%, 12/01/46	59,239	53,618,986
3.00%, 01/01/47	13,869	12,546,296
3.00%, 02/01/47	29,748	26,912,046
3.00%, 03/01/47	149	134,391
3.00%, 04/01/47	385	347,945
3.00%, 05/01/47	23,796	21,687,618
3.00%, 06/01/47	23,148	20,940,188
3.00%, 08/01/47	3,088	2,793,793
3.00%, 09/01/47	676	612,169
3.00%, 10/01/47	7,620	6,893,299
3.00%, 11/01/47	14	12,446
3.00%, 01/01/48	15	13,369
3.00%, 11/01/48	1,151	1,030,847
3.00%, 03/01/49	187	166,913
3.00%, 05/01/49	229	206,598
3.00%, 06/01/49	182	162,476
3.20%, 01/01/42, (12 mo. LIBOR US + 1.900%)(a)	70	69,382
3.50%, 11/01/25	744	726,742
3.50%, 03/01/26	768	749,107
3.50%, 06/01/26	180	175,022
3.50%, 03/01/32	730	706,706
3.50%, 05/01/32	2,155	2,096,767
3.50%, 09/01/32	1,799	1,738,506
3.50%, 06/01/33	127	122,102
3.50%, 07/01/33	6,574	6,388,420
3.50%, 11/01/33	18	17,766
3.50%, 06/01/34	5,619	5,448,438
3.50%, 03/01/38	3,713	3,573,762
3.50%, 06/01/38	997	959,667
3.50%, 09/01/38	645	621,500
3.50%, 02/01/42	55	52,259
3.50%, 05/01/42	6	5,781
3.50%, 09/01/42	9	8,173
3.50%, 10/01/42	7,657	7,227,636
3.50%, 11/01/42	584	550,950
3.50%, 01/01/43	11	10,539
3.50%, 04/01/43	4,225	3,986,235
3.50%, 06/01/43	830	784,998
3.50%, 07/01/43	1,357	1,280,785
3.50%, 08/01/43	4,904	4,626,902
3.50%, 10/01/43	1,053	995,817
3.50%, 01/01/44	12,731	12,021,273
3.50%, 02/01/44	6,827	6,455,426
3.50%, 09/01/44	5,330	5,025,390
3.50%, 10/01/44	7,526	7,064,344
3.50%, 11/01/44	87	82,059
3.50%, 12/01/45	9,559	8,931,237
3.50%, 01/01/46	358	334,145
3.50%, 03/01/46	27,277	25,637,900
3.50%, 05/01/46	3,579	3,359,637
3.50%, 06/01/46	103	96,508
3.50%, 07/01/46	4,726	4,427,695
3.50%, 08/01/46	3,264	3,051,424
3.50%, 09/01/46	5,286	4,957,459
3.50%, 10/01/46	1,262	1,177,454
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 11/01/46	$685	$639,032
3.50%, 12/01/46	4,003	3,737,715
3.50%, 01/01/47	2,148	2,004,336
3.50%, 02/01/47	5,282	4,933,379
3.50%, 03/01/47	3,470	3,238,577
3.50%, 04/01/47	7,802	7,282,447
3.50%, 05/01/47	1,680	1,577,482
3.50%, 07/01/47	6,960	6,492,842
3.50%, 08/01/47	19,415	18,255,298
3.50%, 09/01/47	24,891	23,241,341
3.50%, 12/01/47	4,398	4,102,579
3.50%, 01/01/48	20,089	18,959,143
3.50%, 02/01/48	21,235	19,787,077
3.50%, 03/01/48	8,660	8,073,592
3.50%, 04/01/48	1,995	1,882,996
3.50%, 05/01/48	9,884	9,205,129
3.50%, 04/01/49	1,361	1,272,494
3.50%, 05/01/49	4,107	3,816,197
3.50%, 06/01/49	1,770	1,655,020
3.77%, 08/01/41, (12 mo. LIBOR US + 1.732%)(a)	203	201,783
3.83%, 11/01/40, (12 mo. LIBOR US + 1.910%)(a)	372	369,872
4.00%, 05/01/25	78	77,125
4.00%, 10/01/25	457	448,382
4.00%, 02/01/26	313	306,648
4.00%, 05/01/26	534	523,616
4.00%, 12/01/32	1,270	1,255,929
4.00%, 05/01/33	2,273	2,246,338
4.00%, 09/01/41	3,022	2,939,300
4.00%, 02/01/42	2,403	2,337,102
4.00%, 03/01/42	517	501,821
4.00%, 06/01/42	3,416	3,321,442
4.00%, 08/01/42	1,478	1,435,963
4.00%, 07/01/44	4,076	3,956,724
4.00%, 01/01/45	1,041	1,009,467
4.00%, 02/01/45	1,431	1,397,716
4.00%, 06/01/45	2,082	2,014,780
4.00%, 08/01/45	3,755	3,633,094
4.00%, 09/01/45	6,214	6,012,562
4.00%, 01/01/46	1,674	1,619,926
4.00%, 02/01/46	151	145,033
4.00%, 03/01/46	347	333,681
4.00%, 05/01/46	3,682	3,546,446
4.00%, 06/01/46	96	91,056
4.00%, 07/01/46	3,080	2,988,113
4.00%, 08/01/46	90	87,037
4.00%, 10/01/46	2,930	2,834,731
4.00%, 11/01/46	8,605	8,285,882
4.00%, 02/01/47	3,572	3,439,786
4.00%, 08/01/47	256	246,220
4.00%, 10/01/47	777	747,470
4.00%, 11/01/47	1,459	1,403,986
4.00%, 01/01/48	5,823	5,604,632
4.00%, 02/01/48	8,620	8,317,605
4.00%, 04/01/48	172	165,390
4.00%, 06/01/48	15,680	15,179,113
4.00%, 07/01/48	14,558	14,008,573
4.00%, 08/01/48	1,885	1,814,354
4.00%, 09/01/48	3,742	3,600,642
4.00%, 10/01/48	1,943	1,873,772
4.00%, 12/01/48	9,969	9,610,598

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 01/01/49	$1,597		$1,536,658
4.06%, 11/01/41, (12 mo. LIBOR US + 1.892%)(a)	299		297,869
4.13%, 09/01/41, (12 mo. LIBOR US + 1.880%)(a)	218		214,773
4.15%, 11/01/40, (12 mo. LIBOR US + 1.900%)(a)	200		196,245
4.50%, 07/01/24	66		65,188
4.50%, 08/01/24	18		17,375
4.50%, 09/01/24	57		56,511
4.50%, 10/01/24	50		49,172
4.50%, 08/01/30	1,231		1,228,936
4.50%, 03/01/39	1,034		1,034,463
4.50%, 05/01/39	1,235		1,235,498
4.50%, 10/01/39	738		738,806
4.50%, 01/01/40	222		222,546
4.50%, 02/01/41	1,491		1,491,792
4.50%, 04/01/41	50		49,595
4.50%, 05/01/41	3,932		3,934,598
4.50%, 05/01/42	3,885		3,887,219
4.50%, 01/01/45	2,762		2,756,418
4.50%, 11/01/45	173		171,710
4.50%, 12/01/45	144		143,792
4.50%, 01/01/46	4,246		4,237,488
4.50%, 03/01/46	200		200,074
4.50%, 04/01/46	605		599,933
4.50%, 05/01/46	460		456,703
4.50%, 07/01/46	109		108,113
4.50%, 08/01/46	307		304,645
4.50%, 09/01/46	2,653		2,647,756
4.50%, 05/01/47	2,254		2,232,880
4.50%, 06/01/47	1,272		1,260,262
4.50%, 11/01/47	159		156,560
4.50%, 05/01/48	7,535		7,453,548
4.50%, 06/01/48	5,905		5,844,784
4.50%, 07/01/48	4,360		4,315,566
4.50%, 09/01/48	201		198,428
4.50%, 10/01/48	7,912		7,865,792
4.50%, 11/01/48	36		35,638
4.50%, 12/01/48	7,397		7,316,875
4.50%, 01/01/49	1,631		1,612,971
4.50%, 05/01/49	15		14,440
4.50%, 10/01/52	14,822		14,478,669
5.00%, 12/01/24	0	(h)	4
5.00%, 08/01/25	422		418,278
5.00%, 04/01/33	3,021		3,063,946
5.00%, 06/01/33	365		370,357
5.00%, 12/01/33	723		733,209
5.00%, 07/01/35	1,314		1,334,395
5.00%, 01/01/36	603		612,646
5.00%, 01/01/37	74		74,937
5.00%, 02/01/37	73		74,107
5.00%, 02/01/38	388		394,043
5.00%, 03/01/38	2,578		2,630,506
5.00%, 12/01/38	326		332,435
5.00%, 03/01/40	90		92,524
5.00%, 08/01/40	372		380,870
5.00%, 09/01/40	1,588		1,623,876
5.00%, 08/01/41	434		443,597
5.00%, 09/01/47	628		633,639
5.00%, 03/01/48	268		270,248
5.00%, 04/01/48	4,855		4,900,782
5.00%, 05/01/48	1,555		1,569,496
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 07/01/48	$1,014	$1,023,106
5.00%, 10/01/48	653	659,296
5.00%, 11/01/48	1,205	1,219,202
5.00%, 04/01/49	461	465,552
5.00%, 06/01/49	879	887,228
5.00%, 08/01/52	10,942	10,902,130
5.00%, 10/01/52	12,703	12,656,714
5.00%, 11/01/52	10,716	10,671,900
5.50%, 02/01/34	1,195	1,232,114
5.50%, 05/01/35	1,014	1,052,644
5.50%, 06/01/35	550	571,011
5.50%, 05/01/36	681	708,454
5.50%, 07/01/36	1,207	1,255,897
5.50%, 03/01/38	1,098	1,141,967
5.50%, 04/01/38	239	248,672
5.50%, 01/01/39	591	609,815
5.50%, 11/01/39	587	610,592
6.00%, 10/01/36	672	707,468
6.00%, 02/01/37	531	560,466
6.00%, 11/01/37	1,865	1,969,538
6.00%, 09/01/38	28	29,775
Federal National Mortgage Association
1.50%, 12/15/37(i)	151,413	132,696,506
2.00%, 04/01/37	12,103	10,883,759
2.00%, 12/15/37(i)	212	190,753
2.24%, 02/01/42, (12 mo. LIBOR US + 1.805%)(a)	102	101,006
2.41%, 04/01/44, (12 mo. LIBOR US + 1.590%)(a)	284	280,081
2.50%, 12/16/35(i)	119,486	110,393,199
2.50%, 07/01/52	14,725	12,619,976
3.00%, 02/01/47	10,249	9,356,326
3.00%, 03/01/47	7,530	6,734,864
3.00%, 02/01/52	19,966	17,710,773
3.00%, 04/01/52	49,919	44,481,040
3.50%, 11/01/51	6,208	5,841,802
4.00%, 12/15/37(i)	40,265	39,359,037
4.00%, 08/01/41, (12 mo. LIBOR US + 1.750%)(a)	221	221,659
4.00%, 02/01/47	10,496	10,184,775
4.00%, 08/01/52	63,202	59,800,492
4.00%, 01/01/57	6,896	6,683,341
4.00%, 02/01/57	7,787	7,546,823
4.07%, 10/01/41, (12 mo. LIBOR US + 1.815%)(a)	373	373,181
4.50%, 12/15/37(i)	4,200	4,183,173
4.50%, 05/01/52	10,882	10,760,509
4.50%, 10/01/52	54,091	53,163,022
4.50%, 11/01/52	2,048	1,993,122
5.00%, 12/15/37(i)	975	985,893
5.00%, 10/01/52	20,760	20,801,901
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	3,195	3,041,464
Series 2016-M11, Class A1, 2.08%, 07/25/26	561	544,058
Series 2016-M6, Class A2, 2.49%, 05/25/26	8,826	8,276,117
Series 2017, Class A2, 3.06%, 09/25/27(a)	1,774	1,677,657
Series 2017-M4, Class A2, 2.64%, 12/25/26(a)	21,669	20,213,317
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	15,720	14,879,983
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	9,501	9,017,870
Series 2018-M10, Class A2, 3.47%, 07/25/28(a)	3,000	2,867,159
Series 2018-M12, Class A2, 3.76%, 08/25/30(a)	12,300	11,639,840
Series 2018-M13, Class A2, 3.87%, 09/25/30(a)	8,136	7,755,251
Series 2018-M2, Class A2, 3.00%, 01/25/28(a)	8,925	8,398,587
Series 2019-M2, Class A2, 3.75%, 11/25/28(a)	5,258	5,076,945
Series 2019-M22, Class A2, 2.52%, 08/25/29	23,977	21,485,781

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2021-M13, Class A2, 1.61%, 04/25/31(a)	$17,050	$13,707,639
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	20,500	16,560,944
Series 2022-M1, Class A2, 1.72%, 10/25/31(a)	29,670	23,684,173
Freddie Mac Multifamily Structured Pass Through Certificates
Series K036, Class A2, 3.53%, 10/25/23 (Call 11/25/23)(a)	8,685	8,590,452
Series K046, Class A2, 3.21%, 03/25/25 (Call 04/25/25)	5,000	4,823,644
Series K048, Class A2, 3.28%, 06/25/25(a)	14,000	13,514,754
Series K052, Class A2, 3.15%, 11/25/25 (Call 01/25/26)	19,250	18,493,254
Series K053, Class A2, 3.00%, 12/25/25 (Call 01/25/26)	15,000	14,352,254
Series K059, Class A2, 3.12%, 09/25/26 (Call 10/25/26)(a)	14,300	13,639,303
Series K063, Class A2, 3.43%, 01/25/27 (Call 02/25/27)(a)	20,000	19,249,401
Series K066, Class A2, 3.12%, 06/25/27 (Call 07/25/27)	18,250	17,324,920
Series K067, Class A1, 2.90%, 03/25/27	9,953	9,603,454
Series K069, Class A2, 3.19%, 09/25/27 (Call 10/25/27)(a)	3,150	2,995,262
Series K072, Class A2, 3.44%, 12/25/27	10,000	9,614,999
Series K074, Class A2, 3.60%, 01/25/28 (Call 07/25/28)	10,000	9,676,955
Series K076, Class A2, 3.90%, 04/25/28 (Call 05/25/28)	8,000	7,842,480
Series K081, Class A2, 3.90%, 08/25/28 (Call 12/25/28)(a)	19,091	18,657,280
Series K085, Class A2, 4.06%, 10/25/28 (Call 11/25/28)(a)	20,000	19,612,794
Series K089, Class A2, 3.56%, 01/25/29 (Call 04/25/29)	10,000	9,567,594
Series K100, Class A2, 2.67%, 09/25/29 (Call 10/25/29)	10,000	9,013,815
Series K101, Class A2, 2.52%, 10/25/29 (Call 01/25/30)	31,000	27,637,526
Series K105, Class A2, 1.87%, 01/25/30	4,775	4,052,770
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	2,000	1,651,248
Series K110, Class A2, 1.48%, 04/25/30	13,200	10,828,724
Series K111, Class A2, 1.35%, 05/25/30	5,000	4,046,036
Series K117, Class A2, 1.41%, 08/25/30	15,000	12,085,992
Series K126, Class A2, 2.07%, 01/25/31 (Call 05/25/31)	17,440	14,683,312
Series K135, CLASS A2, 2.15%, 10/25/31 (Call 11/25/31)(a)	4,670	3,907,867
Series K1510, Class A3, 3.79%, 01/25/34	20,000	18,878,939
Series K-1512, Class A2, 2.99%, 05/25/31	10,960	9,907,646
Series K-1512, Class A3, 3.06%, 04/25/34	16,190	14,114,270
Series K-1514, Class A2, 2.86%, 10/25/34	15,500	13,036,564
Series K722, Class A2, 2.41%, 03/25/23	6,511	6,469,058
Series K729, Class A1, 2.95%, 02/25/24	1,699	1,699,048
Series K733, Class A2, 3.75%, 08/25/25	15,000	14,620,364
Series K734, Class A2, 3.21%, 02/25/26 (Call 07/25/26)	5,700	5,476,022
Series K739, Class A2, 1.34%, 09/25/27	25,490	22,280,975
Government National Mortgage Association 1.50%, 10/20/51	4,694	3,795,175
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 07/20/50	$5,781	$4,941,047
2.00%, 08/20/50	76,536	65,415,927
2.00%, 09/20/50	2,197	1,877,562
2.00%, 10/20/50	8,380	7,162,729
2.00%, 11/20/50	45,873	39,207,566
2.00%, 12/20/50	83,126	71,048,299
2.00%, 02/20/51	166,515	142,128,876
2.00%, 06/20/51	7,562	6,445,438
2.00%, 08/20/51	136,339	116,119,452
2.00%, 10/20/51	95,460	81,244,004
2.00%, 11/20/51	69,272	58,934,367
2.00%, 12/20/51	247,571	210,549,020
2.00%, 01/20/52	86,621	73,640,969
2.00%, 03/20/52	71,256	60,518,879
2.00%, 04/20/52	41,366	35,088,560
2.00%, 06/20/52	7,792	6,609,567
2.00%, 12/20/52(i)	110,993	94,448,106
2.50%, 02/15/28	80	77,282
2.50%, 10/20/31	84	78,626
2.50%, 05/20/45	3,282	2,929,502
2.50%, 11/20/46	469	418,530
2.50%, 12/20/46	14,445	12,894,980
2.50%, 01/20/47	6,615	5,905,791
2.50%, 06/20/50	17,099	15,072,385
2.50%, 08/20/50	18,678	16,463,516
2.50%, 09/20/50	40,126	35,369,834
2.50%, 01/20/51	88,147	77,697,733
2.50%, 02/20/51	70,524	62,133,927
2.50%, 05/20/51	285,705	251,450,912
2.50%, 06/20/51	9,328	8,206,377
2.50%, 07/20/51	250,005	219,877,150
2.50%, 08/20/51	124,667	109,605,006
2.50%, 10/20/51	4,533	3,982,687
2.50%, 11/20/51	37,131	32,610,226
2.50%, 12/20/51	105,393	92,561,989
2.50%, 03/20/52	92,822	81,315,665
2.50%, 04/20/52	42,937	37,601,512
2.50%, 05/20/52	29,344	25,697,456
2.50%, 07/20/52	9,766	8,570,221
2.50%, 08/20/52	19,608	17,225,530
2.50%, 12/20/52(i)	43,497	38,223,429
3.00%, 08/20/42	5,185	4,775,701
3.00%, 09/15/42	10	8,865
3.00%, 10/15/42	33	30,195
3.00%, 03/15/43	185	170,155
3.00%, 06/15/43	31	28,135
3.00%, 07/15/43	70	64,557
3.00%, 08/15/43	160	147,229
3.00%, 09/20/43	5,950	5,480,443
3.00%, 11/15/43	528	484,962
3.00%, 01/15/44	4,946	4,542,020
3.00%, 08/20/44	15,649	14,414,258
3.00%, 09/15/44	687	629,588
3.00%, 10/15/44	116	107,073
3.00%, 03/20/45	4,995	4,584,816
3.00%, 05/20/45	20,606	18,914,137
3.00%, 06/20/45	6,718	6,166,276
3.00%, 07/20/45	13,500	12,391,603
3.00%, 10/20/45	4,596	4,218,392
3.00%, 11/20/45	2,911	2,672,163

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/20/45	$5,332	$4,893,773
3.00%, 02/20/46	16,019	14,703,856
3.00%, 04/20/46	7,343	6,737,507
3.00%, 05/20/46	12,172	11,168,936
3.00%, 06/20/46	14,502	13,306,408
3.00%, 07/20/46	20,280	18,607,957
3.00%, 08/20/46	35,465	32,541,662
3.00%, 09/20/46	26,723	24,520,684
3.00%, 11/20/46	7,208	6,613,946
3.00%, 12/15/46	8,281	7,567,369
3.00%, 12/20/46	41,537	38,113,308
3.00%, 01/20/47	2,187	2,006,693
3.00%, 02/15/47	12,298	11,236,218
3.00%, 02/20/47	13,246	12,154,407
3.00%, 03/20/47	12,265	11,254,227
3.00%, 04/20/47	267	244,753
3.00%, 06/20/47	5,905	5,418,971
3.00%, 09/20/47	348	319,434
3.00%, 10/20/47	7,138	6,551,047
3.00%, 11/20/47	130	119,229
3.00%, 02/20/48	5,537	5,038,474
3.00%, 03/20/48	20	18,690
3.00%, 07/20/49	8,407	7,681,771
3.00%, 09/20/49	29,837	27,230,751
3.00%, 10/15/49	10,907	9,899,124
3.00%, 10/20/49	15,790	14,406,344
3.00%, 11/20/49	175	159,972
3.00%, 12/20/49	93,260	85,120,230
3.00%, 01/20/50	49,635	45,244,541
3.00%, 02/20/50	62,714	57,148,942
3.00%, 07/20/50	1,964	1,787,404
3.00%, 08/20/50	29,171	26,537,166
3.00%, 09/20/50	1,175	1,068,977
3.00%, 06/20/51	747	676,644
3.00%, 08/20/51	81,217	73,545,549
3.00%, 09/20/51	27,006	24,447,498
3.00%, 10/20/51	31,090	28,135,847
3.00%, 11/20/51	52,705	47,683,070
3.00%, 12/20/51	47,228	42,714,910
3.00%, 02/20/52	24,102	21,785,482
3.00%, 05/20/52	9,910	8,928,954
3.00%, 07/20/52	29,513	26,633,289
3.00%, 08/20/52	14,766	13,325,402
3.00%, 12/20/52(i)	42,407	38,296,696
3.50%, 11/20/40	65	61,803
3.50%, 12/20/40	47	44,911
3.50%, 05/20/41	97	92,011
3.50%, 09/15/41	168	160,029
3.50%, 10/15/41	241	228,767
3.50%, 12/15/41	1,773	1,684,700
3.50%, 04/15/42	110	104,874
3.50%, 08/20/42	9,141	8,691,673
3.50%, 09/15/42	397	377,022
3.50%, 09/20/42	11,023	10,481,391
3.50%, 10/15/42	323	307,271
3.50%, 10/20/42	29,377	27,933,562
3.50%, 11/15/42	456	433,133
3.50%, 11/20/42	25,672	24,411,336
3.50%, 12/15/42	666	633,223
3.50%, 12/20/42	9,062	8,617,270
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 02/15/43	$351	$333,935
3.50%, 02/20/43	174	165,799
3.50%, 03/15/43	469	446,468
3.50%, 03/20/43	777	739,228
3.50%, 04/15/43	25	23,321
3.50%, 04/20/43	196	186,247
3.50%, 05/15/43	729	693,946
3.50%, 06/15/43	10,495	9,975,894
3.50%, 08/20/43	142	134,956
3.50%, 09/20/43	70	66,120
3.50%, 10/20/43	191	181,184
3.50%, 01/15/44	152	144,378
3.50%, 01/20/44	5,892	5,599,786
3.50%, 02/20/44	1,915	1,820,009
3.50%, 03/20/44	180	170,939
3.50%, 07/20/44	32	30,818
3.50%, 08/15/44	27	25,931
3.50%, 08/20/44	6,273	5,955,810
3.50%, 09/15/44	75	71,707
3.50%, 09/20/44	11,261	10,692,161
3.50%, 10/15/44	149	141,682
3.50%, 10/20/44	1,691	1,605,604
3.50%, 11/20/44	14	13,219
3.50%, 12/20/44	1,052	998,675
3.50%, 01/15/45	62	59,122
3.50%, 01/20/45	156	147,996
3.50%, 03/15/45	122	115,333
3.50%, 04/20/45	10,749	10,192,165
3.50%, 05/20/45	4,065	3,855,220
3.50%, 06/15/45	43	40,421
3.50%, 06/20/45	17	16,066
3.50%, 07/20/45	237	225,079
3.50%, 08/20/45	518	490,667
3.50%, 09/20/45	15,683	14,870,903
3.50%, 10/20/45	1,540	1,460,281
3.50%, 11/20/45	11,155	10,577,592
3.50%, 12/20/45	6,231	5,908,788
3.50%, 03/20/46	22,976	21,786,471
3.50%, 04/20/46	10,127	9,580,183
3.50%, 06/20/46	44,595	42,188,697
3.50%, 07/20/46	318	300,707
3.50%, 08/15/46	48	45,104
3.50%, 11/20/46	457	432,219
3.50%, 12/20/46	12,937	12,239,026
3.50%, 01/15/47	51	48,237
3.50%, 01/20/47	3,047	2,882,222
3.50%, 02/20/47	52,250	49,430,634
3.50%, 03/20/47	19,402	18,328,003
3.50%, 04/20/47	17,076	16,130,790
3.50%, 06/20/47	3,849	3,636,123
3.50%, 07/20/47	484	457,506
3.50%, 08/20/47	25,492	24,090,317
3.50%, 09/15/47	58	54,424
3.50%, 09/20/47	8,002	7,558,609
3.50%, 10/20/47	14,785	13,998,207
3.50%, 11/15/47	21	19,978
3.50%, 11/20/47	21,974	20,757,653
3.50%, 12/15/47	34,850	32,739,192
3.50%, 12/20/47	10,210	9,659,209
3.50%, 01/20/48	9,549	9,020,211

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 02/20/48	$3,601	$3,402,227
3.50%, 04/20/48	35,137	33,149,065
3.50%, 05/15/48	373	350,379
3.50%, 08/20/48	4,712	4,439,032
3.50%, 11/20/48	3,745	3,528,055
3.50%, 01/20/49	2,299	2,171,705
3.50%, 06/20/49	761	715,683
3.50%, 09/20/49	6,079	5,713,585
3.50%, 10/20/49	7,783	7,316,086
3.50%, 01/20/50	30,811	28,952,964
3.50%, 03/20/50	8,733	8,206,130
3.50%, 08/20/50	7,135	6,686,876
3.50%, 10/20/51	2,762	2,574,051
3.50%, 01/20/52	10,875	10,136,349
3.50%, 09/20/52	10,000	9,263,719
3.50%, 12/20/52(i)	121,876	113,135,529
4.00%, 06/15/39	7	6,438
4.00%, 09/20/40	2,396	2,358,732
4.00%, 01/15/41	2	1,683
4.00%, 01/20/41	779	767,010
4.00%, 02/15/41	1,870	1,833,626
4.00%, 05/20/41	15	14,957
4.00%, 07/15/41	860	843,190
4.00%, 09/15/41	21	20,100
4.00%, 09/20/41	1,037	1,020,479
4.00%, 10/15/41	345	338,266
4.00%, 11/15/41	206	202,318
4.00%, 12/15/41	846	828,705
4.00%, 12/20/41	3,452	3,396,280
4.00%, 01/15/42	72	70,837
4.00%, 01/20/42	1,501	1,477,136
4.00%, 02/15/42	355	348,550
4.00%, 03/15/42	1,881	1,838,871
4.00%, 04/15/42	522	510,521
4.00%, 09/20/42	756	742,682
4.00%, 08/15/43	15	14,336
4.00%, 10/20/43	3,727	3,644,690
4.00%, 03/15/44	128	124,226
4.00%, 04/15/44	31	29,817
4.00%, 06/15/44	173	167,807
4.00%, 08/15/44	9	9,241
4.00%, 08/20/44	265	258,418
4.00%, 09/15/44	3	3,213
4.00%, 10/15/44	10	9,966
4.00%, 10/20/44	4,995	4,871,992
4.00%, 12/20/44	328	319,970
4.00%, 01/20/45	7,843	7,649,146
4.00%, 08/20/45	4,358	4,244,552
4.00%, 09/20/45	5,084	4,951,172
4.00%, 10/20/45	604	588,253
4.00%, 01/20/46	2,319	2,258,897
4.00%, 03/20/46	11,448	11,149,092
4.00%, 07/20/46	2,437	2,369,652
4.00%, 08/20/46	33	31,774
4.00%, 09/20/46	560	544,248
4.00%, 11/20/46	2,924	2,842,918
4.00%, 12/15/46	4,673	4,544,468
4.00%, 04/20/47	18,505	17,969,203
4.00%, 06/20/47	7,558	7,339,191
4.00%, 07/20/47	33,016	32,060,053
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 08/20/47	$1,567	$1,521,853
4.00%, 11/20/47	19,929	19,352,318
4.00%, 12/20/47	47	45,739
4.00%, 01/20/48	159	154,150
4.00%, 03/15/48	42	40,190
4.00%, 03/20/48	23,146	22,476,010
4.00%, 04/20/48	12,355	11,978,662
4.00%, 05/15/48	2,003	1,940,463
4.00%, 05/20/48	13,267	12,862,386
4.00%, 08/20/48	20,512	19,885,912
4.00%, 09/20/48	7,406	7,180,137
4.00%, 10/20/48	627	607,613
4.00%, 11/20/48	17,307	16,778,931
4.00%, 02/20/49	7,788	7,550,432
4.00%, 03/20/49	316	306,135
4.00%, 05/20/49	744	717,451
4.00%, 06/15/49	748	717,404
4.00%, 06/20/49	1,881	1,810,212
4.00%, 09/15/49	1,969	1,911,558
4.00%, 02/20/50	121	117,030
4.00%, 07/20/50	179	173,931
4.00%, 07/20/52	9,552	9,119,507
4.00%, 09/20/52	59,948	57,165,574
4.00%, 12/20/52(i)	122,875	117,283,227
4.50%, 04/15/39	321	322,241
4.50%, 08/15/39	1,585	1,591,045
4.50%, 11/20/39	814	820,405
4.50%, 01/20/40	221	222,208
4.50%, 06/15/40	1,503	1,507,812
4.50%, 07/15/40	727	729,486
4.50%, 08/15/40	1,110	1,113,614
4.50%, 08/20/40	1,357	1,367,661
4.50%, 09/15/40	1,330	1,334,793
4.50%, 10/20/40	3,307	3,333,542
4.50%, 06/20/41	2,898	2,920,647
4.50%, 07/20/41	15,000	15,119,677
4.50%, 09/20/41	1,993	2,009,107
4.50%, 12/20/41	403	405,960
4.50%, 11/20/45	3,362	3,367,586
4.50%, 02/15/46	4	4,064
4.50%, 08/20/46	4,231	4,242,506
4.50%, 09/20/46	691	696,383
4.50%, 10/20/46	3,008	3,016,517
4.50%, 11/20/46	1,189	1,192,270
4.50%, 12/20/46	496	497,334
4.50%, 02/20/47	499	499,526
4.50%, 04/20/47	602	597,774
4.50%, 05/20/47	566	561,523
4.50%, 06/20/47	1,292	1,282,793
4.50%, 07/20/47	2,972	2,950,369
4.50%, 10/20/47	936	929,414
4.50%, 04/20/48	2,247	2,228,044
4.50%, 05/20/48	5,700	5,651,043
4.50%, 06/20/48	6,197	6,141,262
4.50%, 07/20/48	8,107	8,034,709
4.50%, 08/20/48	13,033	12,916,547
4.50%, 09/20/48	652	646,391
4.50%, 10/20/48	672	665,917
4.50%, 11/20/48	186	184,058
4.50%, 12/20/48	6,630	6,570,819

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 01/20/49	$145	$143,682
4.50%, 02/20/49	1,456	1,432,710
4.50%, 03/20/49	2,828	2,802,720
4.50%, 05/20/49	734	724,397
4.50%, 06/20/49	8,938	8,858,105
4.50%, 07/20/49	6,637	6,577,217
4.50%, 08/20/49	2,672	2,647,717
4.50%, 08/20/52	111,316	108,887,594
4.50%, 12/20/52(i)	90,036	88,215,825
5.00%, 12/15/36	464	474,608
5.00%, 01/15/39	1,353	1,392,946
5.00%, 07/15/39	2,439	2,513,570
5.00%, 05/15/40	877	904,237
5.00%, 07/20/40	4,551	4,676,782
5.00%, 08/20/40	1,680	1,726,238
5.00%, 05/15/47	1,059	1,079,559
5.00%, 06/15/47	161	163,308
5.00%, 10/15/47	114	116,004
5.00%, 11/15/47	362	368,075
5.00%, 12/15/47	263	268,274
5.00%, 01/15/48	346	351,419
5.00%, 02/15/48	606	617,938
5.00%, 03/20/48	1,254	1,268,097
5.00%, 04/20/48	4,330	4,377,430
5.00%, 05/20/48	4,678	4,729,093
5.00%, 10/20/48	92	93,416
5.00%, 11/20/48	1,692	1,710,499
5.00%, 12/20/48	3,073	3,106,508
5.00%, 01/20/49	5,118	5,173,282
5.00%, 04/20/49	12,084	12,214,199
5.00%, 05/20/49	1,433	1,448,066
5.00%, 06/20/49	11,527	11,651,302
5.00%, 09/20/52	6,625	6,615,074
5.00%, 12/20/52(i)	88,677	88,593,865
5.50%, 03/15/36	700	729,509
5.50%, 06/20/38	735	764,936
5.50%, 03/20/39	1,135	1,182,074
5.50%, 12/15/39	266	279,154
5.50%, 01/15/40	2,562	2,691,432
5.50%, 04/20/48	268	278,100
5.50%, 12/20/52(i)	11,175	11,307,535
6.00%, 03/15/37	2,163	2,290,335
6.00%, 09/20/38	828	879,384
6.00%, 11/15/39	368	392,254
6.50%, 10/20/38	1,229	1,330,163
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	19,523	17,082,043
1.50%, 04/01/36	343	300,507
1.50%, 07/01/36	3,523	3,082,821
1.50%, 10/01/36	13,966	12,219,555
1.50%, 02/01/37	168,054	147,042,704
1.50%, 03/01/37	172,831	151,098,932
1.50%, 04/01/37	26,620	23,273,603
1.50%, 08/01/37	13,805	12,078,948
1.50%, 11/01/50	93,898	73,008,742
1.50%, 01/01/51	26,133	20,319,268
1.50%, 04/01/51	9,510	7,401,951
1.50%, 05/01/51	106,414	82,814,676
1.50%, 07/01/51	144,864	112,730,799
1.50%, 11/01/51	93,502	72,709,524
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
1.50%, 12/13/52(i)	$77,625	$60,465,630
2.00%, 10/01/35	34,775	31,289,301
2.00%, 11/01/35	16,631	14,973,698
2.00%, 12/01/35	75,509	67,937,876
2.00%, 02/01/36	388,935	349,926,465
2.00%, 03/01/36	76,604	68,872,161
2.00%, 04/01/36	593	532,561
2.00%, 05/01/36	61,146	54,963,434
2.00%, 06/01/36	35,524	31,912,228
2.00%, 08/01/36	28,625	25,715,531
2.00%, 09/01/36	23,425	21,043,314
2.00%, 10/01/36	7,513	6,749,194
2.00%, 11/01/36	50,350	45,244,578
2.00%, 12/01/36	95,535	85,841,863
2.00%, 01/01/37	140,121	125,920,941
2.00%, 02/01/37	38,898	34,944,549
2.00%, 04/01/37	141,803	127,253,263
2.00%, 05/01/37	69,267	62,159,728
2.00%, 06/01/37	100,489	90,180,733
2.00%, 07/01/50	62,632	51,791,545
2.00%, 09/01/50	54,739	45,259,308
2.00%, 10/01/50	169,691	140,248,682
2.00%, 11/01/50	2,669	2,204,578
2.00%, 12/01/50	198,049	163,849,974
2.00%, 01/01/51	108,164	89,503,923
2.00%, 02/01/51	473,578	390,820,863
2.00%, 03/01/51	501,361	413,740,845
2.00%, 04/01/51	518,428	427,494,338
2.00%, 05/01/51	116,507	96,174,508
2.00%, 06/01/51	273,553	225,382,314
2.00%, 07/01/51	201,303	166,021,058
2.00%, 08/01/51	86,064	70,864,650
2.00%, 09/01/51	38,153	31,439,476
2.00%, 10/01/51	725,958	598,356,340
2.00%, 11/01/51	406,405	334,839,559
2.00%, 12/01/51	423,549	348,954,513
2.00%, 01/01/52	242,290	199,528,413
2.00%, 02/01/52	378,466	311,348,908
2.00%, 03/01/52	146,695	120,547,100
2.00%, 06/01/52	15,329	12,623,012
2.00%, 12/13/52(i)	9,256	7,623,468
2.50%, 05/01/27	1,204	1,155,745
2.50%, 10/01/27	1,262	1,210,646
2.50%, 01/01/28	145	139,224
2.50%, 03/01/28	222	212,813
2.50%, 06/01/28	38	36,311
2.50%, 09/01/28	108	103,263
2.50%, 12/01/28	44	41,797
2.50%, 09/01/29	76	72,219
2.50%, 12/01/29	1,977	1,897,404
2.50%, 02/01/30	1,260	1,195,608
2.50%, 03/01/30	4,094	3,879,854
2.50%, 04/01/30	241	228,613
2.50%, 06/01/30	652	617,457
2.50%, 07/01/30	1,334	1,263,924
2.50%, 08/01/30	3,550	3,362,791
2.50%, 09/01/30	1,315	1,246,002
2.50%, 12/01/30	2,638	2,499,148
2.50%, 01/01/31	1,692	1,603,597
2.50%, 04/01/31	1,008	949,125

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 05/01/31	$25	$23,967
2.50%, 09/01/31	5,025	4,731,152
2.50%, 10/01/31	47,671	45,127,227
2.50%, 12/01/31	8,718	8,207,090
2.50%, 01/01/32	16,864	15,877,578
2.50%, 02/01/32	20,009	18,838,557
2.50%, 03/01/32	7,737	7,284,491
2.50%, 04/01/32	47,513	44,733,702
2.50%, 05/01/32	30,397	28,617,885
2.50%, 06/01/32	857	806,824
2.50%, 07/01/32	13,647	12,849,009
2.50%, 09/01/32	5,109	4,810,054
2.50%, 10/01/32	997	937,926
2.50%, 11/01/32	737	692,965
2.50%, 12/01/32	8,908	8,377,731
2.50%, 01/01/33	27,584	26,155,940
2.50%, 03/01/33	125	116,694
2.50%, 07/01/33	121	112,686
2.50%, 08/01/34	693	656,394
2.50%, 10/01/34	293	271,672
2.50%, 11/01/34	25,743	23,868,886
2.50%, 07/01/35	14,139	13,085,980
2.50%, 09/01/35	26,763	24,770,010
2.50%, 10/01/35	85,899	79,503,115
2.50%, 03/01/36	25,306	23,394,813
2.50%, 04/01/36	1,601	1,480,557
2.50%, 05/01/36	21,576	19,946,331
2.50%, 07/01/36	36,726	33,952,646
2.50%, 08/01/36	10,581	9,781,587
2.50%, 10/01/36	1,554	1,436,804
2.50%, 03/01/37	3,504	3,235,411
2.50%, 04/01/37	8,849	8,164,963
2.50%, 05/01/37	1,762	1,625,413
2.50%, 05/01/43	228	201,618
2.50%, 02/01/47	783	684,478
2.50%, 04/01/47	9,956	8,703,283
2.50%, 12/01/47	192	167,675
2.50%, 07/01/50	47,481	41,248,654
2.50%, 08/01/50	51,279	44,254,478
2.50%, 09/01/50	153,780	132,759,031
2.50%, 10/01/50	196,690	169,282,926
2.50%, 11/01/50	226,022	194,332,669
2.50%, 12/01/50	66,201	56,787,882
2.50%, 01/01/51	146,104	125,185,805
2.50%, 02/01/51	20,469	17,564,568
2.50%, 03/01/51	66,246	56,655,301
2.50%, 04/01/51	40,018	34,282,920
2.50%, 05/01/51	21,667	18,596,059
2.50%, 07/01/51	259,319	222,460,786
2.50%, 08/01/51	296,613	254,622,451
2.50%, 09/01/51	123,316	105,661,662
2.50%, 10/01/51	72,118	61,767,119
2.50%, 11/01/51	105,004	90,017,521
2.50%, 12/01/51	413,044	353,779,386
2.50%, 01/01/52	463,854	397,321,620
2.50%, 02/01/52	113,965	97,566,213
2.50%, 03/01/52	264,098	225,663,220
2.50%, 04/01/52	185,008	158,123,088
2.50%, 05/01/52	20,128	17,206,231
2.50%, 07/01/52	40,423	34,518,850
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 08/01/52	$11,780	$10,056,902
2.50%, 12/13/52(i)	539,576	461,548,682
3.00%, 11/01/25	101	98,470
3.00%, 10/01/26	68	65,839
3.00%, 01/01/27	1,751	1,688,482
3.00%, 02/01/27	19	18,239
3.00%, 10/01/27	2,236	2,168,749
3.00%, 11/01/27	1,501	1,455,750
3.00%, 12/01/27	100	97,240
3.00%, 03/01/29	152	146,251
3.00%, 07/01/29	235	225,647
3.00%, 09/01/29	118	113,052
3.00%, 10/01/29	33	31,971
3.00%, 01/01/30	90	86,792
3.00%, 03/01/30	47,167	45,403,238
3.00%, 04/01/30	3,762	3,601,409
3.00%, 06/01/30	831	804,460
3.00%, 07/01/30	2,905	2,780,867
3.00%, 08/01/30	10,919	10,452,880
3.00%, 09/01/30	15,068	14,424,931
3.00%, 10/01/30	6,736	6,449,212
3.00%, 11/01/30	1,499	1,434,802
3.00%, 12/01/30	4,351	4,165,379
3.00%, 01/01/31	15,436	14,777,702
3.00%, 02/01/31	11,088	10,613,682
3.00%, 03/01/31	7,280	6,939,004
3.00%, 04/01/31	1,054	991,432
3.00%, 05/01/31	372	354,182
3.00%, 06/01/31	6,329	6,033,048
3.00%, 07/01/31	1,617	1,540,995
3.00%, 09/01/31	5,863	5,600,848
3.00%, 10/01/31	1,440	1,372,562
3.00%, 12/01/31	12,199	11,825,530
3.00%, 01/01/32	10,656	10,157,018
3.00%, 02/01/32	19,824	18,896,295
3.00%, 03/01/32	2,792	2,658,724
3.00%, 04/01/32	203	194,322
3.00%, 05/01/32	3,646	3,472,081
3.00%, 06/01/32	6,304	6,035,022
3.00%, 08/01/32	3,930	3,742,079
3.00%, 09/01/32	1,112	1,060,250
3.00%, 11/01/32	6,365	6,060,259
3.00%, 12/01/32	12,412	11,818,997
3.00%, 02/01/33	7,027	6,691,324
3.00%, 05/01/33	551	522,772
3.00%, 09/01/33	515	489,296
3.00%, 10/01/33	5,801	5,515,930
3.00%, 07/01/34	4,642	4,394,345
3.00%, 08/01/34	400	378,810
3.00%, 09/01/34	6,604	6,252,046
3.00%, 11/01/34	4,357	4,124,167
3.00%, 12/01/34	15,096	14,285,383
3.00%, 03/01/35	4,248	4,020,682
3.00%, 04/01/35	25,309	23,946,270
3.00%, 06/01/35	822	777,588
3.00%, 07/01/35	3,491	3,304,835
3.00%, 10/01/35	9,758	9,232,152
3.00%, 12/01/35	6,982	6,624,738
3.00%, 07/01/37	16,418	15,439,634
3.00%, 12/15/37(i)	61,320	57,705,289

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 08/01/42	$234	$213,908
3.00%, 09/01/42	88	80,691
3.00%, 10/01/42	3,693	3,372,949
3.00%, 11/01/42	2,765	2,525,776
3.00%, 12/01/42	14,723	13,454,890
3.00%, 01/01/43	8,252	7,545,863
3.00%, 02/01/43	251	229,158
3.00%, 03/01/43	10,626	9,703,411
3.00%, 04/01/43	11,722	10,700,782
3.00%, 05/01/43	4,891	4,471,083
3.00%, 06/01/43	2,405	2,194,826
3.00%, 07/01/43	1,714	1,569,357
3.00%, 08/01/43	2,903	2,649,742
3.00%, 09/01/43	6,735	6,148,966
3.00%, 01/01/44	9,510	8,682,152
3.00%, 10/01/44	30,122	27,500,139
3.00%, 12/01/44	11	10,021
3.00%, 01/01/45	3,039	2,774,936
3.00%, 02/01/45	268	244,772
3.00%, 03/01/45	12,983	11,852,932
3.00%, 04/01/45	109	99,426
3.00%, 05/01/45	12,458	11,348,970
3.00%, 06/01/45	60	54,233
3.00%, 08/01/45	137	123,901
3.00%, 09/01/45	972	879,298
3.00%, 11/01/45	2,062	1,865,334
3.00%, 12/01/45	387	349,904
3.00%, 01/01/46	606	547,087
3.00%, 04/01/46	3,319	3,001,723
3.00%, 06/01/46	64	57,482
3.00%, 07/01/46	78,196	70,719,991
3.00%, 08/01/46	13,993	12,674,165
3.00%, 10/01/46	4,343	3,942,868
3.00%, 11/01/46	53,413	48,297,905
3.00%, 12/01/46	117,823	106,554,959
3.00%, 01/01/47	44,090	40,003,568
3.00%, 02/01/47	71,718	64,811,088
3.00%, 03/01/47	39,013	35,256,067
3.00%, 05/01/47	1,485	1,341,054
3.00%, 07/01/47	17,981	16,250,208
3.00%, 08/01/47	5,595	5,055,854
3.00%, 12/01/47	29,053	26,312,229
3.00%, 03/01/48	4,461	4,029,033
3.00%, 04/01/48	171	152,812
3.00%, 09/01/48	442	399,653
3.00%, 11/01/48	50,270	45,411,720
3.00%, 02/01/49	23,304	21,075,404
3.00%, 09/01/49	10,811	9,739,057
3.00%, 11/01/49	17,090	15,275,053
3.00%, 12/01/49	32,482	29,021,681
3.00%, 02/01/50	8,806	7,864,589
3.00%, 03/01/50	21,039	18,787,042
3.00%, 04/01/50	34,347	30,624,254
3.00%, 05/01/50	9,543	8,507,171
3.00%, 06/01/50	27,960	24,929,960
3.00%, 07/01/50	25,415	22,551,143
3.00%, 08/01/50	64,390	57,739,733
3.00%, 09/01/50	212	188,053
3.00%, 10/01/50	122,116	108,790,426
3.00%, 11/01/50	1,751	1,559,222
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/50	$614	$546,498
3.00%, 01/01/51	21,428	19,081,489
3.00%, 05/01/51	58,946	52,952,248
3.00%, 07/01/51	4,046	3,587,270
3.00%, 08/01/51	66,657	59,333,592
3.00%, 11/01/51	20,604	18,282,466
3.00%, 01/01/52	46,757	41,460,131
3.00%, 03/01/52	47,634	42,142,621
3.00%, 04/01/52	146,127	129,356,025
3.00%, 05/01/52	61,047	54,010,297
3.00%, 12/13/52(i)	330,102	292,123,977
3.50%, 10/01/25	188	183,434
3.50%, 01/01/27	229	222,722
3.50%, 11/01/28	120	117,107
3.50%, 01/01/29	249	243,968
3.50%, 11/01/29	115	110,576
3.50%, 12/01/29	974	951,839
3.50%, 07/01/30	6,206	6,068,492
3.50%, 10/01/30	1,649	1,612,694
3.50%, 11/01/30	335	327,374
3.50%, 03/01/31	2,374	2,307,817
3.50%, 06/01/31	7,701	7,526,997
3.50%, 01/01/32	8,879	8,641,511
3.50%, 02/01/32	1,111	1,073,881
3.50%, 05/01/32	4,411	4,288,294
3.50%, 06/01/32	4,056	3,943,114
3.50%, 07/01/32	1,463	1,422,427
3.50%, 08/01/32	1,042	1,001,227
3.50%, 09/01/32	2,566	2,508,488
3.50%, 10/01/32	976	938,474
3.50%, 11/01/32	1,161	1,121,201
3.50%, 12/01/32	134	130,314
3.50%, 02/01/33	562	545,594
3.50%, 03/01/33	5,089	4,947,411
3.50%, 04/01/33	6,506	6,254,032
3.50%, 05/01/33	4,533	4,401,306
3.50%, 06/01/33	5,370	5,213,287
3.50%, 10/01/33	722	701,042
3.50%, 01/01/34	1,893	1,843,992
3.50%, 02/01/34	26,016	25,257,614
3.50%, 03/01/34	564	546,220
3.50%, 04/01/34	1,789	1,753,614
3.50%, 05/01/34	2,139	2,071,393
3.50%, 07/01/34	8,478	8,455,812
3.50%, 08/01/34	6,232	6,036,815
3.50%, 01/01/35	4,331	4,195,393
3.50%, 05/01/35	371	360,842
3.50%, 12/15/37(i)	44,640	42,886,268
3.50%, 08/01/38	987	949,894
3.50%, 09/01/38	1,737	1,670,830
3.50%, 11/01/40	256	243,450
3.50%, 02/01/41	293	276,708
3.50%, 02/01/42	8,286	7,812,017
3.50%, 03/01/42	59	55,337
3.50%, 04/01/42	25	23,992
3.50%, 05/01/42	2,989	2,821,494
3.50%, 08/01/42	491	463,663
3.50%, 11/01/42	9,921	9,354,792
3.50%, 12/01/42	3,688	3,470,809
3.50%, 01/01/43	88	82,963

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 02/01/43	$574	$547,462
3.50%, 04/01/43	102	96,451
3.50%, 05/01/43	135	126,929
3.50%, 06/01/43	3,823	3,603,644
3.50%, 08/01/43	122	115,014
3.50%, 10/01/43	4,069	3,837,087
3.50%, 09/01/44	232	219,193
3.50%, 10/01/44	4,846	4,568,121
3.50%, 01/01/45	125	117,489
3.50%, 02/01/45	5,863	5,526,186
3.50%, 03/01/45	22,735	21,371,992
3.50%, 05/01/45	25,015	23,528,796
3.50%, 06/01/45	96	89,155
3.50%, 07/01/45	10,149	9,543,598
3.50%, 08/01/45	4,063	3,821,554
3.50%, 10/01/45	2,059	1,941,032
3.50%, 11/01/45	289	269,875
3.50%, 12/01/45	38,821	36,327,110
3.50%, 01/01/46	17,197	16,242,552
3.50%, 02/01/46	17,429	16,269,332
3.50%, 03/01/46	21,559	20,188,375
3.50%, 04/01/46	3,050	2,841,914
3.50%, 05/01/46	18,088	16,978,215
3.50%, 06/01/46	3,427	3,192,449
3.50%, 07/01/46	28,572	26,834,794
3.50%, 08/01/46	8,948	8,348,973
3.50%, 09/01/46	7,360	6,859,686
3.50%, 10/01/46	10,151	9,499,891
3.50%, 11/01/46	14,366	13,439,165
3.50%, 12/01/46	63,537	59,710,936
3.50%, 01/01/47	33,102	31,114,447
3.50%, 02/01/47	13,925	12,995,992
3.50%, 04/01/47	12,879	12,087,975
3.50%, 05/01/47	15,112	14,183,823
3.50%, 06/01/47	10,420	9,764,444
3.50%, 07/01/47	66,321	61,977,262
3.50%, 08/01/47	16,062	15,024,010
3.50%, 09/01/47	17,179	16,009,852
3.50%, 10/01/47	13,396	12,586,325
3.50%, 11/01/47	18,593	17,460,997
3.50%, 12/01/47	17,829	16,619,662
3.50%, 01/01/48	19,071	17,870,447
3.50%, 02/01/48	82,370	76,967,471
3.50%, 03/01/48	2,660	2,477,544
3.50%, 04/01/48	12,282	11,494,421
3.50%, 05/01/48	2,464	2,334,173
3.50%, 06/01/48	3,506	3,262,060
3.50%, 07/01/48	2,770	2,582,307
3.50%, 11/01/48	41,386	38,509,874
3.50%, 02/01/49	128	118,070
3.50%, 03/01/49	1,636	1,519,317
3.50%, 04/01/49	2,574	2,400,255
3.50%, 05/01/49	1,919	1,775,140
3.50%, 06/01/49	89,649	83,601,880
3.50%, 07/01/49	14,673	13,574,041
3.50%, 09/01/49	19,865	18,377,247
3.50%, 04/01/50	50,265	46,873,660
3.50%, 07/01/50	15,711	14,466,951
3.50%, 02/01/51	31,693	29,313,442
3.50%, 05/01/51	920	855,010
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 07/01/51	$4,604	$4,228,850
3.50%, 05/01/52	49,368	45,193,068
3.50%, 06/01/52	62,837	57,602,817
3.50%, 07/01/52	26,372	24,255,487
3.50%, 12/13/52(i)	237,686	217,556,967
4.00%, 10/01/25	805	790,422
4.00%, 11/01/25	50	49,305
4.00%, 03/01/26	324	317,857
4.00%, 06/01/26	432	423,643
4.00%, 09/01/26	159	155,442
4.00%, 12/01/30	1,205	1,184,963
4.00%, 01/01/31	440	432,877
4.00%, 02/01/31	317	312,076
4.00%, 10/01/31	1,352	1,328,257
4.00%, 02/01/32	1,713	1,683,770
4.00%, 07/01/32	4,925	4,825,342
4.00%, 05/01/33	5,483	5,414,762
4.00%, 06/01/33	917	905,736
4.00%, 07/01/33	1,625	1,604,559
4.00%, 12/01/33	11,260	11,047,456
4.00%, 06/01/38	3,089	3,024,768
4.00%, 12/01/40	23	22,667
4.00%, 12/01/41	1,166	1,132,342
4.00%, 03/01/42	2,751	2,669,782
4.00%, 06/01/42	1,965	1,908,867
4.00%, 07/01/42	70	68,376
4.00%, 09/01/43	123	119,778
4.00%, 10/01/43	90	86,911
4.00%, 04/01/44	44	42,678
4.00%, 05/01/44	2,833	2,765,446
4.00%, 06/01/44	4,688	4,554,316
4.00%, 10/01/44	1,372	1,330,350
4.00%, 12/01/44	9,923	9,635,652
4.00%, 01/01/45	12,808	12,423,707
4.00%, 02/01/45	40,615	39,536,349
4.00%, 03/01/45	6,316	6,138,339
4.00%, 05/01/45	11,637	11,344,552
4.00%, 06/01/45	6,439	6,244,170
4.00%, 07/01/45	427	412,717
4.00%, 08/01/45	365	352,528
4.00%, 09/01/45	898	872,778
4.00%, 11/01/45	149	144,473
4.00%, 12/01/45	950	921,473
4.00%, 01/01/46	810	783,434
4.00%, 02/01/46	1,330	1,282,024
4.00%, 03/01/46	1,731	1,666,528
4.00%, 04/01/46	2,634	2,533,916
4.00%, 05/01/46	7,848	7,610,881
4.00%, 06/01/46	20,722	20,223,020
4.00%, 07/01/46	23,805	23,007,554
4.00%, 08/01/46	4,137	3,986,927
4.00%, 09/01/46	191	183,656
4.00%, 10/01/46	4,299	4,159,474
4.00%, 11/01/46	1,538	1,499,707
4.00%, 02/01/47	3,120	3,016,034
4.00%, 03/01/47	2,284	2,170,110
4.00%, 04/01/47	7,019	6,769,674
4.00%, 05/01/47	6,278	6,065,010
4.00%, 06/01/47	12,292	11,881,423
4.00%, 07/01/47	19,365	18,660,676

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 08/01/47	$16,349	$15,746,021
4.00%, 09/01/47	17,738	17,095,364
4.00%, 10/01/47	15,047	14,603,931
4.00%, 11/01/47	7,022	6,753,119
4.00%, 12/01/47	11,141	10,719,428
4.00%, 01/01/48	2,204	2,119,642
4.00%, 02/01/48	23,547	22,642,351
4.00%, 04/01/48	25,548	24,559,963
4.00%, 05/01/48	2,027	1,948,448
4.00%, 07/01/48	3,334	3,204,540
4.00%, 09/01/48	12,507	12,023,452
4.00%, 10/01/48	8,917	8,586,914
4.00%, 11/01/48	6,214	5,973,356
4.00%, 01/01/49	3,451	3,323,711
4.00%, 02/01/49	3,558	3,417,594
4.00%, 03/01/49	41,928	40,300,921
4.00%, 04/01/49	12,466	12,019,485
4.00%, 05/01/49	9,606	9,261,912
4.00%, 06/01/49	36,295	34,940,994
4.00%, 07/01/49	64,490	62,042,790
4.00%, 08/01/49	984	949,679
4.00%, 10/01/49	1,830	1,762,634
4.00%, 11/01/49	2,982	2,873,400
4.00%, 12/01/49	4,152	3,985,004
4.00%, 02/01/50	668	641,421
4.00%, 03/01/51	8,978	8,616,507
4.00%, 05/01/52	38,702	36,601,096
4.00%, 06/01/52	50,500	47,776,293
4.00%, 07/01/52	36,742	34,747,414
4.00%, 08/01/52	129,365	122,361,515
4.00%, 09/01/52	45,242	42,784,099
4.00%, 12/13/52(i)	194,810	184,209,595
4.50%, 10/01/24	125	123,911
4.50%, 02/01/25	59	58,235
4.50%, 04/01/25	82	80,652
4.50%, 06/01/25	413	407,030
4.50%, 08/01/31	1,175	1,172,158
4.50%, 08/01/34	334	334,127
4.50%, 09/01/40	2,891	2,889,749
4.50%, 12/01/40	1,690	1,689,650
4.50%, 01/01/41	3,416	3,415,133
4.50%, 05/01/41	2,296	2,294,864
4.50%, 06/01/41	13,647	13,609,155
4.50%, 08/01/41	4,549	4,547,325
4.50%, 09/01/41	1,552	1,551,381
4.50%, 01/01/42	1,548	1,547,701
4.50%, 09/01/42	1,409	1,408,460
4.50%, 08/01/43	2,333	2,330,564
4.50%, 12/01/43	77	77,804
4.50%, 03/01/44	14	14,402
4.50%, 04/01/44	4,122	4,109,671
4.50%, 06/01/44	820	820,249
4.50%, 12/01/44	285	285,074
4.50%, 02/01/45	1,682	1,677,711
4.50%, 08/01/45	2,283	2,276,843
4.50%, 10/01/45	423	425,489
4.50%, 11/01/45	191	189,192
4.50%, 12/01/45	776	769,892
4.50%, 01/01/46	75	74,013
4.50%, 02/01/46	8,470	8,466,975
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 03/01/46	$1,457	$1,456,027
4.50%, 04/01/46	277	277,990
4.50%, 05/01/46	160	158,802
4.50%, 06/01/46	5	4,564
4.50%, 07/01/46	28	27,346
4.50%, 08/01/46	2,034	2,022,960
4.50%, 09/01/46	777	781,357
4.50%, 10/01/46	1,027	1,021,664
4.50%, 01/01/47	417	413,928
4.50%, 02/01/47	150	149,129
4.50%, 03/01/47	1,918	1,899,305
4.50%, 04/01/47	5,670	5,616,130
4.50%, 06/01/47	3,236	3,203,181
4.50%, 07/01/47	25	24,744
4.50%, 08/01/47	284	281,165
4.50%, 10/01/47	7,258	7,219,009
4.50%, 01/01/48	10,872	10,758,866
4.50%, 02/01/48	1,080	1,072,149
4.50%, 03/01/48	6,070	6,015,154
4.50%, 04/01/48	2,894	2,860,049
4.50%, 05/01/48	6,051	5,991,312
4.50%, 06/01/48	3,867	3,841,526
4.50%, 07/01/48	2,272	2,244,747
4.50%, 08/01/48	10,760	10,642,230
4.50%, 09/01/48	318	310,173
4.50%, 10/01/48	13,741	13,581,497
4.50%, 11/01/48	5,217	5,155,626
4.50%, 12/01/48	19,714	19,490,878
4.50%, 01/01/49	6,114	6,041,841
4.50%, 02/01/49	7,717	7,627,458
4.50%, 03/01/49	831	827,409
4.50%, 04/01/49	13,827	13,675,310
4.50%, 05/01/49	12,008	11,857,103
4.50%, 07/01/49	811	800,797
4.50%, 08/01/49	177	174,756
4.50%, 05/01/52	449	436,968
4.50%, 06/01/52	49,354	47,984,047
4.50%, 07/01/52	2,681	2,609,091
4.50%, 08/01/52	6,093	5,931,722
4.50%, 09/01/52	16,909	16,438,954
4.50%, 12/13/52(i)	333,328	324,421,892
5.00%, 07/01/23	33	32,841
5.00%, 12/01/23	1	916
5.00%, 09/01/33	101	102,090
5.00%, 11/01/33	2,891	2,929,246
5.00%, 06/01/35	141	142,547
5.00%, 10/01/35	47	48,035
5.00%, 12/01/36	41	41,726
5.00%, 05/01/39	32	32,166
5.00%, 06/01/39	586	593,834
5.00%, 12/01/39	85	86,846
5.00%, 01/01/40	2	2,075
5.00%, 03/01/40	1,519	1,552,039
5.00%, 04/01/40	246	251,415
5.00%, 05/01/40	15	15,116
5.00%, 06/01/40	128	130,483
5.00%, 07/01/40	884	903,164
5.00%, 08/01/40	1,290	1,315,441
5.00%, 09/01/40	10	10,056
5.00%, 10/01/40	35	35,777

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 04/01/41	$637	$649,863
5.00%, 05/01/41	2,431	2,484,094
5.00%, 06/01/41	624	637,398
5.00%, 08/01/41	1,172	1,197,043
5.00%, 10/01/41	2,927	2,991,003
5.00%, 01/01/42	15,017	15,342,055
5.00%, 05/01/42	5,595	5,716,051
5.00%, 09/01/47	479	482,855
5.00%, 02/01/48	1,940	1,956,429
5.00%, 03/01/48	1,582	1,595,296
5.00%, 04/01/48	2,523	2,543,685
5.00%, 05/01/48	2,166	2,184,100
5.00%, 07/01/48	2,678	2,699,983
5.00%, 09/01/48	1,890	1,905,618
5.00%, 01/01/49	144	145,277
5.00%, 04/01/49	7,310	7,370,757
5.00%, 05/01/49	33	32,960
5.00%, 06/01/49	290	292,365
5.00%, 09/01/49	66	67,012
5.00%, 10/01/49	181	182,952
5.00%, 08/01/52	5,171	5,207,300
5.00%, 12/13/52(i)	341,123	339,417,508
5.50%, 05/01/33	1,080	1,111,908
5.50%, 11/01/33	2,193	2,258,189
5.50%, 09/01/34	3,227	3,328,666
5.50%, 09/01/36	246	253,391
5.50%, 03/01/38	189	196,473
5.50%, 06/01/38	5,261	5,467,468
5.50%, 11/01/38	472	491,078
5.50%, 07/01/40	1,360	1,412,870
5.50%, 09/01/41	34,130	35,158,614
5.50%, 01/01/47	2,662	2,760,948
5.50%, 12/01/48	254	260,762
5.50%, 12/13/52(i)	120,160	121,524,077
6.00%, 03/01/34	1,802	1,895,459
6.00%, 05/01/34	150	158,066
6.00%, 08/01/34	299	314,193
6.00%, 11/01/34	96	101,505
6.00%, 09/01/36	403	424,567
6.00%, 08/01/37	992	1,046,597
6.00%, 03/01/38	320	337,092
6.00%, 05/01/38	160	168,492
6.00%, 09/01/38	131	138,529
6.00%, 06/01/39	2,556	2,691,642
6.00%, 10/01/39	165	174,103
6.00%, 07/01/41	1,421	1,498,490
6.00%, 02/01/49	6,867	7,241,092
6.50%, 08/01/36	22	23,082
6.50%, 09/01/36	192	205,664
6.50%, 10/01/36	25	26,895
6.50%, 12/01/36	35	37,087
6.50%, 07/01/37	47	49,972
6.50%, 08/01/37	2,003	2,145,634
6.50%, 10/01/37	81	87,314
6.50%, 11/01/37	19	20,051
6.50%, 12/01/37	617	660,098
6.50%, 06/01/38	16	17,003
6.50%, 10/01/39	557	596,122
6.50%, 05/01/40	18	19,753
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
7.00%, 04/01/37	$727	$795,969
		22,807,937,508
U.S. Government Agency Obligations — 0.6%
Federal Home Loan Banks
0.50%, 04/14/25	7,000	6,410,600
1.50%, 08/15/24	1,000	951,200
2.13%, 03/10/23	290	288,028
2.13%, 12/14/29	70	61,300
2.50%, 12/08/23	1,000	977,350
2.75%, 12/13/24	250	241,622
2.88%, 09/13/24	1,000	971,420
3.00%, 12/09/22(b)	30,510	30,498,711
3.13%, 06/13/25	980	951,217
3.25%, 11/16/28	25,470	24,622,104
5.50%, 07/15/36	7,900	8,769,237
Federal Home Loan Mortgage Corp.
2.75%, 06/19/23	6,935	6,857,813
6.25%, 07/15/32	73,453	85,978,940
6.75%, 03/15/31	21,820	25,890,303
Federal National Mortgage Association
0.25%, 07/10/23	121,600	118,360,576
0.38%, 08/25/25	24,991	22,572,371
0.63%, 04/22/25	5,000	4,578,500
0.88%, 08/05/30	17,530	13,955,458
1.63%, 01/07/25	11,645	10,994,394
1.75%, 07/02/24	1,550	1,485,008
1.88%, 09/24/26	1,285	1,187,032
2.38%, 01/19/23	1,065	1,061,869
2.50%, 02/05/24	200	195,226
2.63%, 09/06/24	39,730	38,528,167
2.88%, 09/12/23	5,000	4,925,250
5.63%, 07/15/37	795	891,656
6.25%, 05/15/29	580	654,002
6.63%, 11/15/30	8,180	9,626,306
7.13%, 01/15/30	10,000	11,901,500
7.25%, 05/15/30	16,826	20,306,795
Tennessee Valley Authority
1.50%, 09/15/31	1,000	797,340
3.50%, 12/15/42	525	437,325
4.63%, 09/15/60	1,000	958,300
4.88%, 01/15/48	8,035	8,069,470
5.25%, 09/15/39	347	368,476
5.50%, 06/15/38	10,000	11,092,300
5.88%, 04/01/36	95	106,618
6.15%, 01/15/38	3,553	4,098,030
7.13%, 05/01/30	3,556	4,218,803
Series B, 4.70%, 07/15/33	1,500	1,526,445
Series E, 6.75%, 11/01/25	7,000	7,475,160
		493,842,222
U.S. Government Obligations — 40.7%
U.S. Treasury Note/Bond
0.13%, 12/15/23	109,700	104,600,665
0.13%, 01/15/24	96,000	91,256,250
0.13%, 02/15/24	75,500	71,480,215
0.25%, 03/15/24	378,400	357,706,250
0.25%, 05/15/24	141,870	133,186,004
0.25%, 06/15/24	439,076	410,913,393
0.25%, 05/31/25	44,110	40,019,487
0.25%, 06/30/25	4,100	3,717,227
0.25%, 07/31/25	184,800	166,883,063

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.25%, 08/31/25	$340,050	$305,991,867
0.25%, 09/30/25	116,300	104,633,656
0.25%, 10/31/25	164,300	147,266,712
0.38%, 04/15/24	67,910	64,090,063
0.38%, 07/15/24	38,455	35,983,966
0.38%, 08/15/24	87,250	81,384,483
0.38%, 09/15/24	5,000	4,653,125
0.38%, 04/30/25	44,000	40,163,750
0.38%, 11/30/25	467,800	419,302,299
0.38%, 12/31/25	360,900	323,146,478
0.38%, 01/31/26	672,200	599,518,375
0.38%, 07/31/27	119,700	102,100,359
0.38%, 09/30/27	155,000	131,483,594
0.50%, 02/28/26	184,700	164,902,469
0.50%, 04/30/27	93,800	81,115,016
0.50%, 05/31/27	98,400	84,785,438
0.50%, 06/30/27	136,900	117,691,219
0.50%, 08/31/27	145,023	124,039,557
0.50%, 10/31/27	208,200	177,246,517
0.63%, 10/15/24	12,820	11,957,655
0.63%, 07/31/26	60,000	53,170,313
0.63%, 03/31/27	45,600	39,696,938
0.63%, 11/30/27	232,600	198,818,486
0.63%, 12/31/27	187,400	159,831,704
0.63%, 05/15/30	260,800	209,618,000
0.63%, 08/15/30	396,000	316,428,750
0.75%, 12/31/23	192,950	184,855,145
0.75%, 11/15/24	93,750	87,410,888
0.75%, 03/31/26	20,500	18,438,789
0.75%, 05/31/26	42,800	38,269,219
0.75%, 08/31/26	227,900	202,439,297
0.75%, 01/31/28	496,300	425,111,969
0.88%, 01/31/24	20,400	19,523,438
0.88%, 06/30/26	170,000	152,402,345
0.88%, 09/30/26	190,610	169,791,814
0.88%, 11/15/30	163,800	133,138,687
1.00%, 12/15/24	165,200	154,487,812
1.00%, 07/31/28	200,000	171,500,000
1.13%, 01/15/25	153,300	143,419,337
1.13%, 02/28/25	44,600	41,617,375
1.13%, 10/31/26	171,100	153,669,187
1.13%, 02/28/27	40,300	35,967,750
1.13%, 02/29/28	122,340	106,779,881
1.13%, 08/31/28	273,600	235,980,000
1.13%, 02/15/31	257,200	213,154,500
1.13%, 05/15/40	156,500	100,135,547
1.13%, 08/15/40	58,000	36,839,063
1.25%, 08/31/24	141,550	133,880,865
1.25%, 11/30/26	144,900	130,602,446
1.25%, 12/31/26	133,400	119,987,048
1.25%, 03/31/28	170,000	149,068,750
1.25%, 04/30/28	129,100	113,002,844
1.25%, 05/31/28	120,000	104,812,500
1.25%, 06/30/28	232,175	202,391,301
1.25%, 09/30/28	317,000	274,873,673
1.25%, 08/15/31	318,900	262,693,875
1.25%, 05/15/50	205,900	114,853,594
1.38%, 08/31/26	22,500	20,475,000
1.38%, 10/31/28	185,000	161,311,329
1.38%, 12/31/28	95,430	83,121,022
Security	Par (000)	Value

U.S. Government Obligations (continued)
1.38%, 11/15/31	$400,250	$331,269,414
1.38%, 11/15/40	284,800	188,858,000
1.38%, 08/15/50	16,000	9,225,000
1.50%, 02/29/24	82,650	79,511,883
1.50%, 09/30/24	103,300	97,993,769
1.50%, 10/31/24	105,100	99,598,672
1.50%, 11/30/24	290,100	274,280,484
1.50%, 02/15/25	152,720	143,711,907
1.50%, 08/15/26	382,000	349,470,312
1.50%, 01/31/27	245,280	222,610,764
1.50%, 11/30/28	284,200	249,274,486
1.50%, 02/15/30	35,485	30,655,713
1.63%, 02/15/26	207,890	192,753,009
1.63%, 05/15/26	250,000	230,761,720
1.63%, 09/30/26	24,500	22,492,149
1.63%, 10/31/26	76,300	69,909,875
1.63%, 11/30/26	21,200	19,396,344
1.63%, 08/15/29	74,000	65,004,375
1.63%, 05/15/31	294,910	252,286,289
1.63%, 11/15/50	229,500	141,716,250
1.75%, 06/30/24	151,540	145,152,825
1.75%, 07/31/24	69,380	66,298,553
1.75%, 12/31/24	140,400	133,292,250
1.75%, 03/15/25	49,300	46,623,164
1.75%, 12/31/26	25,200	23,158,406
1.75%, 01/31/29	170,700	151,629,609
1.75%, 08/15/41	271,420	189,315,450
1.88%, 08/31/24	91,100	87,075,230
1.88%, 06/30/26	5,000	4,651,563
1.88%, 07/31/26	24,900	23,121,984
1.88%, 02/28/27	118,100	108,790,399
1.88%, 02/28/29	159,200	142,521,313
1.88%, 02/15/32	422,760	364,300,219
1.88%, 02/15/41	120,200	86,863,281
1.88%, 02/15/51	575,700	379,512,234
1.88%, 11/15/51	233,450	153,529,852
2.00%, 04/30/24	290,500	280,071,503
2.00%, 05/31/24	213,750	205,684,278
2.00%, 06/30/24	132,494	127,354,682
2.00%, 02/15/25	180,068	171,345,956
2.00%, 08/15/25	326,715	308,771,201
2.00%, 11/15/26	141,000	130,953,750
2.00%, 11/15/41	68,760	50,087,363
2.00%, 02/15/50	102,000	69,662,813
2.00%, 08/15/51	466,600	317,142,187
2.13%, 02/29/24	89,950	87,177,713
2.13%, 03/31/24	224,000	216,746,251
2.13%, 07/31/24	215,509	207,191,700
2.13%, 09/30/24	100,000	96,000,000
2.13%, 11/30/24	76,050	72,838,670
2.13%, 05/15/25	265,800	252,904,548
2.13%, 05/31/26	28,500	26,758,828
2.25%, 12/31/23	165,330	160,977,172
2.25%, 01/31/24	153,700	149,527,285
2.25%, 03/31/24	88,170	85,445,685
2.25%, 04/30/24	185,395	179,340,695
2.25%, 11/15/24	234,966	225,613,251
2.25%, 12/31/24	75,300	72,205,641
2.25%, 11/15/25	159,829	151,725,171
2.25%, 03/31/26	19,000	17,966,875

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.25%, 02/15/27	$129,206	$120,878,177
2.25%, 08/15/27	146,750	136,660,937
2.25%, 11/15/27	193,750	179,839,356
2.25%, 05/15/41	276,900	212,866,875
2.25%, 08/15/46	118,960	86,338,937
2.25%, 08/15/49	106,500	77,362,266
2.25%, 02/15/52	252,900	182,759,766
2.38%, 02/29/24	129,500	125,969,102
2.38%, 08/15/24	259,717	250,576,180
2.38%, 04/30/26	17,500	16,588,086
2.38%, 05/15/27	190,870	179,059,919
2.38%, 03/31/29	244,200	224,778,469
2.38%, 05/15/29	191,600	176,346,845
2.38%, 02/15/42	91,000	70,837,813
2.38%, 11/15/49	229,400	171,404,812
2.38%, 05/15/51	123,000	91,481,250
2.50%, 01/31/24	17,600	17,160,687
2.50%, 04/30/24	175,500	170,426,953
2.50%, 05/15/24	17,850	17,320,078
2.50%, 05/31/24	232,640	225,606,276
2.50%, 01/31/25	35,340	34,020,272
2.50%, 02/28/26	42,350	40,364,844
2.50%, 03/31/27	49,200	46,474,782
2.50%, 02/15/45	50,824	39,190,069
2.50%, 02/15/46	152,800	117,035,250
2.50%, 05/15/46	123,517	94,432,606
2.63%, 12/31/23	100,000	97,792,969
2.63%, 03/31/25	5,000	4,826,953
2.63%, 12/31/25	46,500	44,589,141
2.63%, 01/31/26	42,300	40,528,688
2.63%, 05/31/27	120,000	113,925,000
2.63%, 02/15/29	211,491	197,793,654
2.63%, 07/31/29	145,500	135,815,156
2.75%, 02/15/24	151,765	148,308,789
2.75%, 02/28/25	90,500	87,558,750
2.75%, 05/15/25	150,000	144,914,062
2.75%, 06/30/25	141,900	137,144,134
2.75%, 08/31/25	173,108	166,913,979
2.75%, 04/30/27	169,300	161,562,462
2.75%, 07/31/27	119,500	113,889,102
2.75%, 02/15/28	253,702	240,561,030
2.75%, 05/31/29	285,900	268,947,025
2.75%, 08/15/32	345,750	320,413,008
2.75%, 08/15/42	106,523	87,715,033
2.75%, 11/15/42	128,580	105,596,325
2.75%, 08/15/47	219,000	175,644,844
2.75%, 11/15/47	89,500	71,795,781
2.88%, 04/30/25	48,000	46,507,500
2.88%, 05/31/25	146,800	142,189,562
2.88%, 06/15/25	277,400	268,839,611
2.88%, 07/31/25	183,900	178,081,290
2.88%, 11/30/25	80,400	77,705,344
2.88%, 05/15/28	252,994	240,996,551
2.88%, 08/15/28	219,930	209,208,412
2.88%, 04/30/29	176,320	167,159,626
2.88%, 05/15/32	469,500	440,302,969
2.88%, 05/15/43	90,184	75,388,188
2.88%, 08/15/45	153,125	126,041,016
2.88%, 11/15/46	54,000	44,372,813
2.88%, 05/15/49	42,000	34,800,938
Security	Par (000)	Value

U.S. Government Obligations (continued)
2.88%, 05/15/52	$189,000	$157,224,375
3.00%, 06/30/24	249,620	243,691,525
3.00%, 07/31/24	294,400	287,385,001
3.00%, 07/15/25	73,880	71,755,950
3.00%, 09/30/25	173,100	168,028,712
3.00%, 10/31/25	127,600	123,781,969
3.00%, 05/15/42	43,150	37,210,133
3.00%, 11/15/44	99,727	84,269,315
3.00%, 05/15/45	121,400	102,260,531
3.00%, 11/15/45	65,100	54,785,719
3.00%, 02/15/47	96,190	80,739,481
3.00%, 05/15/47	152,118	127,826,657
3.00%, 02/15/48	110,550	93,103,828
3.00%, 08/15/48	91,800	77,556,656
3.00%, 02/15/49	19,300	16,371,828
3.00%, 08/15/52	131,000	112,250,625
3.13%, 08/15/25	159,300	155,180,602
3.13%, 08/31/27	9,200	8,921,844
3.13%, 11/15/28	187,515	180,556,436
3.13%, 08/31/29	208,900	201,066,250
3.13%, 11/15/41	53,900	47,676,234
3.13%, 02/15/42	71,800	63,442,031
3.13%, 02/15/43	58,700	51,243,266
3.13%, 08/15/44	60,519	52,282,742
3.13%, 05/15/48	49,280	42,573,300
3.25%, 08/31/24	104,180	102,088,261
3.25%, 06/30/29	175,480	170,051,087
3.25%, 05/15/42	144,100	129,464,844
3.38%, 05/15/44	84,200	75,911,563
3.38%, 11/15/48	45,550	41,301,039
3.50%, 09/15/25	126,370	124,355,978
3.50%, 02/15/39	24,000	23,088,750
3.63%, 08/15/43	89,600	84,434,000
3.63%, 02/15/44	83,950	78,926,117
3.75%, 08/15/41	52,000	50,586,250
3.75%, 11/15/43	36,600	35,113,125
3.88%, 11/30/27	80,000	80,325,000
3.88%, 09/30/29	136,000	137,020,000
3.88%, 11/30/29	51,700	52,160,453
3.88%, 08/15/40	80,516	80,276,968
4.00%, 10/31/29	158,150	160,645,805
4.00%, 11/15/42	100,000	100,468,750
4.00%, 11/15/52	50,000	52,015,625
4.13%, 09/30/27	150,000	151,886,719
4.13%, 10/31/27	30,000	30,393,750
4.13%, 11/15/32	200,000	207,906,250
4.25%, 09/30/24	200,000	199,406,250
4.25%, 10/15/25	123,850	124,333,789
4.25%, 05/15/39	6,040	6,362,763
4.25%, 11/15/40	28,889	30,216,088
4.38%, 10/31/24	106,900	106,895,824
4.38%, 02/15/38	32,000	34,340,000
4.38%, 11/15/39	50,933	54,347,103
4.38%, 05/15/40	32,403	34,509,195
4.38%, 05/15/41	15,949	16,928,368
4.50%, 02/15/36	27,685	30,142,044
4.50%, 05/15/38	7,000	7,611,406
4.50%, 08/15/39	50,207	54,458,905
4.63%, 02/15/40	45,950	50,530,641
4.75%, 02/15/37	21,977	24,538,694

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
4.75%, 02/15/41	$91,158	$101,498,736
5.00%, 05/15/37	53,658	61,237,193
5.25%, 11/15/28	29,377	31,483,882
5.25%, 02/15/29	60,090	64,577,972
5.50%, 08/15/28	77,000	83,280,312
6.00%, 02/15/26	9,468	9,995,397
6.13%, 08/15/29	14,600	16,559,594
6.25%, 05/15/30	5,000	5,796,094
6.50%, 11/15/26	26,950	29,362,867
6.63%, 02/15/27	28,800	31,677,750
6.75%, 08/15/26	14,400	15,720,750
6.88%, 08/15/25	6,265	6,677,120
		32,880,603,991
Total U.S. Government & Agency Obligations — 69.6%
(Cost: $62,663,753,818)		56,182,383,721

Total Long-Term Investments — 98.9%
(Cost: $89,929,103,557)		79,853,934,400

Short-Term Securities

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(j)(k)	3,265,794	3,266,120,966
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(j)(k)(l)	467,485	467,484,982

Total Short-Term Securities — 4.6%
(Cost: $3,732,835,368)		3,733,605,948

Total Investments Before TBA Sales Commitments — 103.5%
(Cost: $93,661,938,925)		83,587,540,348

TBA Sales Commitments(i)

Mortgage-Backed Securities — (0.2)%
Government National Mortgage Association, 3.00%, 12/20/52	$(3,500)	(3,160,762)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
2.50%, 12/13/52	(95,075)	$(81,326,264)
5.00%, 12/13/52	(45,062)	(44,836,690)

Total TBA Sales Commitments — (0.2)%
(Proceeds: $(127,549,400))		(129,323,716)

Total Investments, Net of TBA Sales Commitments — 103.3%
(Cost: $93,534,389,525)		83,458,216,632

Liabilities in Excess of Other Assets — (3.3)%		(2,735,218,429)

Net Assets — 100.0%		$80,722,998,203

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.

(c)	Zero-coupon bond.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	U.S. dollar denominated security issued by foreign domiciled entity.

(h)	Rounds to less than 1,000.

(i)	Represents or includes a TBA transaction.

(j)	Affiliate of the Fund.

(k)	Annualized 7-day yield as of period end.

(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,479,130,793	$—	$(3,212,064,783	)(a)	$(1,712,597)	$767,553	$3,266,120,966	3,265,794	$49,321,879		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,145,114,050	—	(677,629,068	)(a)	—	—	467,484,982	467,485	2,252,311	(b)	—
					$(1,712,597)	$767,553	$3,733,605,948		$51,574,190		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$260,882,916	$—	$260,882,916
Collaterized Mortgage Obligations	—	824,894,458	—	824,894,458
Corporate Bonds & Notes	—	20,307,556,157	—	20,307,556,157
Foreign Government Obligations	—	1,779,826,846	—	1,779,826,846
Municipal Debt Obligations	—	498,390,302	—	498,390,302
U.S. Government & Agency Obligations	—	56,182,383,721	—	56,182,383,721
Money Market Funds	3,733,605,948	—	—	3,733,605,948
	3,733,605,948	79,853,934,400	—	83,587,540,348
Liabilities
TBA Sales Commitments	—	(129,323,716)	—	(129,323,716)
	$3,733,605,948	$79,724,610,684	$—	$83,458,216,632

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.	PSF	Permanent School Fund
BAB	Build America Bond	RB	Revenue Bond
BAM	Build America Mutual Assurance Co.	SAP	Subject to Appropriations
CMT	Constant Maturity Treasury	SCA	Svenska Celluosa Aktiebolaget
GO	General Obligation	SOFR	Secured Overnight Financing Rate
GOL	General Obligation Limited	TBA	To-Be-Announced
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corp.